STATEMENT OF INVESTMENTS
July 31, 2023 (Unaudited)
BNY Mellon US Large Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.7%
Communication Services – 9.8%
Activision Blizzard, Inc. 41,521 3,851,488
Alphabet, Inc., Class A
(a)
343,381 45,573,526
Alphabet, Inc., Class C
(a)
296,023 39,403,622
AT&T, Inc. 410,929 5,966,689
Charter Communications, Inc., Class A
(a)
6,094 2,469,228
Comcast Corp., Class A 241,116 10,912,910
Meta Platforms, Inc., Class A
(a)
128,035 40,791,951
Netflix, Inc.
(a)
25,738 11,298,210
T-Mobile US, Inc.
(a)
33,643 4,634,996
Verizon Communications, Inc. 241,990 8,247,019
Walt Disney Co. (The)
(a)
106,035 9,425,451
182,575,090
Consumer Discretionary – 11.1%
Airbnb, Inc., Class A
(a)
23,875 3,633,536
Amazon.com, Inc.
(a)
517,240 69,144,643
AutoZone, Inc.
(a)
1,051 2,608,288
Booking Holdings, Inc.
(a)
2,182 6,482,285
Chipotle Mexican Grill, Inc.
(a)
1,596 3,131,799
Ford Motor Co. 225,514 2,979,040
General Motors Co. 79,039 3,032,726
Home Depot, Inc. (The) 58,620 19,569,701
Las Vegas Sands Corp.
(a)
18,504 1,106,724
Lowe's Cos., Inc. 34,432 8,066,385
Lululemon Athletica, Inc.
(a)
6,491 2,457,038
Marriott International, Inc., Class A 15,260 3,079,620
McDonald's Corp. 42,103 12,344,600
MercadoLibre, Inc.
(a)
2,634 3,261,024
NIKE, Inc., Class B 70,724 7,807,222
O'Reilly Automotive, Inc.
(a)
3,520 3,258,781
Starbucks Corp. 66,024 6,706,058
Tesla, Inc.
(a)
156,120 41,751,172
TJX Cos., Inc. (The) 66,845 5,784,098
206,204,740
Consumer Staples – 6.7%
Altria Group, Inc. 102,587 4,659,501
Archer-Daniels-Midland Co. 31,314 2,660,437
Coca-Cola Co. (The) 225,173 13,944,964
Colgate-Palmolive Co. 48,033 3,662,996
Constellation Brands, Inc., Class A 9,660 2,635,248
Costco Wholesale Corp. 25,827 14,480,424
Dollar General Corp. 12,908 2,179,645
Estee Lauder Cos., Inc. (The), Class A 13,020 2,343,600
General Mills, Inc. 33,942 2,536,825
Keurig Dr Pepper, Inc. 47,484 1,614,931
Kimberly-Clark Corp. 19,276 2,488,532
Kraft Heinz Co. (The) 45,427 1,643,549
Mondelez International, Inc., Class A 79,759 5,912,535
Monster Beverage Corp.
(a)
43,290 2,488,742
PepsiCo, Inc. 79,595 14,920,879
Philip Morris International, Inc. 89,619 8,936,807
Procter & Gamble Co. (The) 137,010 21,414,663
Target Corp. 26,589 3,628,601
Walmart, Inc. 81,591 13,043,137
125,196,016
Energy – 4.1%
Chevron Corp. 100,823 16,500,692
ConocoPhillips 70,860 8,341,639
EOG Resources, Inc. 33,380 4,423,852
Exxon Mobil Corp. 233,781 25,070,675
Hess Corp. 15,663 2,376,547
Marathon Petroleum Corp. 25,363 3,373,786
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Energy – 4.1% (continued)
Occidental Petroleum Corp. 42,263 2,668,063
Phillips 66 25,853 2,883,902
Pioneer Natural Resources Co. 13,494 3,045,191
Schlumberger NV 81,848 4,775,012
Valero Energy Corp. 22,360 2,882,428
76,341,787
Financials – 12.7%
Aflac, Inc. 31,208 2,257,587
American Express Co. 34,407 5,810,654
Aon PLC, Class A 11,877 3,782,825
Arthur J Gallagher & Co. 12,335 2,649,558
Bank of America Corp. 398,346 12,747,072
Berkshire Hathaway, Inc., Class B
(a)
102,960 36,237,802
BlackRock, Inc. 8,756 6,469,371
Blackstone, Inc. 41,267 4,324,369
Charles Schwab Corp. (The) 85,640 5,660,804
Chubb Ltd. 23,492 4,802,000
Citigroup, Inc. 111,265 5,302,890
CME Group, Inc. 20,447 4,068,135
Fiserv, Inc.
(a)
35,708 4,506,707
Goldman Sachs Group, Inc. (The) 19,410 6,907,437
Intercontinental Exchange, Inc. 32,587 3,740,988
JPMorgan Chase & Co. 169,067 26,705,823
KKR & Co., Inc. 33,047 1,962,331
Marsh & McLennan Cos., Inc. 28,191 5,311,748
Mastercard, Inc., Class A 48,485 19,116,666
MetLife, Inc. 38,951 2,452,744
Moody's Corp. 9,234 3,257,293
Morgan Stanley 75,799 6,940,156
PayPal Holdings, Inc.
(a)
64,776 4,911,316
PNC Financial Services Group, Inc. (The) 23,590 3,229,235
Progressive Corp. (The) 33,845 4,263,793
S&P Global, Inc. 18,822 7,425,467
Travelers Cos., Inc. (The) 13,868 2,393,755
Truist Financial Corp. 74,701 2,481,567
US Bancorp 79,617 3,159,203
Visa, Inc., Class A
(b)
93,831 22,306,444
Wells Fargo & Co. 215,514 9,948,126
235,133,866
Health Care – 13.4%
Abbott Laboratories 101,275 11,274,946
AbbVie, Inc. 101,955 15,250,429
Amgen, Inc. 30,883 7,231,255
Becton, Dickinson & Co. 16,157 4,501,663
Biogen, Inc.
(a)
8,342 2,253,925
Boston Scientific Corp.
(a)
84,423 4,377,333
Bristol-Myers Squibb Co. 120,844 7,515,288
Cigna Group (The) 17,071 5,037,652
CVS Health Corp. 72,973 5,450,353
Danaher Corp. 38,681 9,865,976
DexCom, Inc.
(a)
22,466 2,798,365
Edwards Lifesciences Corp.
(a)
34,770 2,853,574
Elevance Health, Inc. 13,501 6,367,477
Eli Lilly & Co. 45,637 20,744,298
Gilead Sciences, Inc. 71,804 5,467,157
HCA Healthcare, Inc. 12,338 3,365,930
Humana, Inc. 7,350 3,357,701
Intuitive Surgical, Inc.
(a)
20,192 6,550,285
Johnson & Johnson 150,735 25,252,635
McKesson Corp. 7,697 3,097,273
Medtronic PLC 77,074 6,764,014

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Health Care – 13.4% (continued)
Merck & Co., Inc. 146,551 15,629,664
Moderna, Inc.
(a)
18,996 2,235,069
Pfizer, Inc. 325,803 11,748,456
Regeneron Pharmaceuticals, Inc.
(a)
6,164 4,573,133
Stryker Corp. 19,345 5,482,566
Thermo Fisher Scientific, Inc. 22,199 12,179,703
UnitedHealth Group, Inc. 54,051 27,369,805
Vertex Pharmaceuticals, Inc.
(a)
15,057 5,305,183
Zoetis, Inc. 26,966 5,072,035
248,973,143
Industrials – 6.5%
3M Co. 31,800 3,545,700
Automatic Data Processing, Inc. 23,711 5,862,782
Boeing Co. (The)
(a)
32,719 7,814,933
Caterpillar, Inc. 29,829 7,909,756
Cintas Corp. 5,176 2,598,559
CSX Corp. 120,230 4,006,064
Deere & Co. 15,610 6,706,056
Eaton Corp. PLC 22,637 4,647,829
Emerson Electric Co. 33,682 3,076,851
FedEx Corp. 13,017 3,513,939
General Dynamics Corp. 12,916 2,887,759
General Electric Co. 63,012 7,198,491
Honeywell International, Inc. 38,728 7,518,267
Illinois Tool Works, Inc. 16,112 4,242,612
Johnson Controls International PLC 38,800 2,698,540
Lockheed Martin Corp. 13,079 5,838,073
Norfolk Southern Corp. 13,094 3,058,627
Northrop Grumman Corp. 8,201 3,649,445
Republic Services, Inc. 11,853 1,791,107
RTX Corp. 84,125 7,397,111
Uber Technologies, Inc.
(a)
117,207 5,797,058
Union Pacific Corp. 35,665 8,274,993
United Parcel Service, Inc., Class B 42,339 7,922,897
Waste Management, Inc. 21,648 3,545,726
121,503,175
Information Technology – 31.4%
Accenture PLC, Class A 36,641 11,591,380
Adobe, Inc.
(a)
26,590 14,522,660
Advanced Micro Devices, Inc.
(a)
93,512 10,697,773
Amphenol Corp., Class A 34,698 3,064,180
Analog Devices, Inc. 29,251 5,836,452
Apple, Inc. 855,686 168,099,515
Applied Materials, Inc. 48,581 7,364,394
Arista Networks, Inc.
(a)
14,524 2,252,527
Autodesk, Inc.
(a)
12,499 2,649,663
Broadcom, Inc. 24,161 21,712,283
Cadence Design Systems, Inc.
(a)
15,898 3,720,291
Cisco Systems, Inc. 237,230 12,345,449
Fortinet, Inc.
(a)
36,928 2,870,044
Intel Corp. 241,312 8,631,730
International Business Machines Corp. 52,406 7,555,897
Intuit, Inc. 16,076 8,226,089
KLA Corp. 7,880 4,049,926
LAM Research Corp. 7,817 5,616,436
Micron Technology, Inc. 63,188 4,510,991
Microsoft Corp. 430,603 144,648,160
Motorola Solutions, Inc. 9,509 2,725,565
NVIDIA Corp. 143,224 66,927,143
Oracle Corp. 89,047 10,438,980
Palo Alto Networks, Inc.
(a)(b)
17,257 4,313,560
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Information Technology – 31.4% (continued)
QUALCOMM, Inc. 64,583 8,535,935
Roper Technologies, Inc. 6,283 3,097,833
Salesforce, Inc.
(a)
56,390 12,688,314
ServiceNow, Inc.
(a)
11,770 6,861,910
Snowflake, Inc., Class A
(a)
16,856 2,995,480
Synopsys, Inc.
(a)
8,648 3,907,167
Texas Instruments, Inc. 52,715 9,488,700
VMware, Inc., Class A
(a)
11,789 1,858,300
583,804,727
Materials – 1.5%
Air Products & Chemicals, Inc. 12,832 3,917,995
Corteva, Inc. 40,094 2,262,504
Ecolab, Inc. 13,992 2,562,495
Freeport-McMoRan, Inc. 82,287 3,674,114
Linde PLC 28,164 11,002,830
Sherwin-Williams Co. (The) 13,454 3,720,031
Southern Copper Corp. 5,252 459,235
27,599,204
Real Estate – 1.2%
American Tower Corp.
(c)
27,078 5,153,214
Crown Castle, Inc.
(c)
24,745 2,679,636
Equinix, Inc.
(c)
5,353 4,335,502
Prologis, Inc.
(c)
53,968 6,732,508
Public Storage
(c)
9,160 2,580,830
21,481,690
Utilities – 1.3%
American Electric Power Co., Inc. 29,128 2,468,307
Dominion Energy, Inc. 47,576 2,547,695
Duke Energy Corp. 44,249 4,142,591
NextEra Energy, Inc. 117,284 8,596,917
Sempra 18,017 2,684,893
Southern Co. (The) 62,119 4,493,689
24,934,092
Total Common Stocks (cost
$1,667,451,990) 1,853,747,530
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.30%
(d)(e)
(cost $3,065,529) 3,065,529 3,065,529
Total Investments (cost $1,670,517,519) 99.9% 1,856,813,059
Cash and Receivables (Net) 0.1% 1,920,202
Net Assets 100.0% 1,858,733,261
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At July 31, 2023, the value of the fund’s securities on loan was $25,478,336 and the value of the collateral was $25,782,737, consisting of U.S.
Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of July 31, 2023.

See Notes to Statements of Investments
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
S&P 500 E-mini 20 9/15/2023 4,466,511 4,614,500 147,989

STATEMENT OF INVESTMENTS
July 31, 2023 (Unaudited)
BNY Mellon US Mid Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.7%
Communication Services – 3.2%
Electronic Arts, Inc. 13,148 1,792,730
Fox Corp., Class A 13,818 462,212
Fox Corp., Class B 6,919 217,326
Interpublic Group of Cos., Inc. (The) 19,655 672,791
Liberty Broadband Corp., Class A
(a),(b)
769 68,310
Liberty Broadband Corp., Class C
(b)
5,857 522,034
Liberty Media Corp.-Liberty Formula One,
Class A
(b)
1,293 83,114
Liberty Media Corp.-Liberty Formula One,
Class C
(b)
10,456 759,106
Liberty Media Corp.-Liberty SiriusXM , Class
A
(b)
4,858 153,999
Liberty Media Corp.-Liberty SiriusXM , Class
C
(b)
7,663 243,913
Live Nation Entertainment, Inc.
(b)
7,395 648,911
Match Group, Inc.
(b)
14,019 652,024
News Corp., Class A 19,161 379,771
News Corp., Class B 5,893 118,508
Omnicom Group, Inc. 9,986 845,015
Paramount Global, Class A 1,767 34,032
Paramount Global, Class B
(a)
25,597 410,320
Pinterest, Inc., Class A
(b)
30,006 869,874
ROBLOX Corp., Class A
(b)
18,647 731,895
Sirius XM Holdings, Inc.
(a)
35,232 179,683
Snap, Inc., Class A
(b)
50,594 574,748
Take-Two Interactive Software, Inc.
(b)
8,004 1,224,132
Trade Desk, Inc. (The), Class A
(b)
22,463 2,049,973
ZoomInfo Technologies, Inc., Class A
(b)
13,552 346,525
14,040,946
Consumer Discretionary – 9.2%
Advance Auto Parts, Inc. 3,007 223,691
Aptiv PLC
(b)
13,682 1,498,042
Aramark 13,022 525,698
Bath & Body Works, Inc. 11,505 426,375
Best Buy Co., Inc. 9,860 818,873
BorgWarner, Inc. 11,755 546,607
Burlington Stores, Inc.
(b)
3,327 590,942
Caesars Entertainment, Inc.
(b)
10,707 631,927
CarMax, Inc.
(a),(b)
8,151 673,354
Carnival Corp.
(b)
50,886 958,692
Churchill Downs, Inc. 3,322 384,854
Coupang , Inc., Class A
(b)
51,891 941,822
D.R. Horton, Inc. 15,669 1,990,276
Darden Restaurants, Inc. 6,127 1,034,973
Deckers Outdoor Corp.
(b)
1,314 714,409
Dick's Sporting Goods, Inc. 3,072 433,152
Domino's Pizza, Inc. 1,785 708,181
DoorDash , Inc., Class A
(b)
13,508 1,226,391
DraftKings , Inc., Class A
(b)
23,261 739,235
eBay, Inc. 27,072 1,204,975
Etsy, Inc.
(b)
6,119 621,996
Expedia Group, Inc.
(b)
7,149 875,967
Five Below, Inc.
(b)
2,816 586,685
Floor & Decor Holdings, Inc., Class A
(b)
5,370 616,745
Garmin Ltd. 7,657 810,800
Genuine Parts Co. 7,136 1,111,218
Hasbro, Inc. 6,407 413,636
Hilton Worldwide Holdings, Inc. 13,478 2,095,694
Lear Corp. 3,065 474,339
Lennar Corp., Class A 12,854 1,630,273
Lennar Corp., Class B 784 90,089
LKQ Corp. 12,791 700,819
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Consumer Discretionary – 9.2% (continued)
Lucid Group, Inc.
(a),(b)
41,280 314,141
MGM Resorts International 15,558 789,880
NVR, Inc.
(b)
162 1,021,643
Penske Automotive Group, Inc. 1,266 204,358
Pool Corp. 2,027 779,868
PulteGroup, Inc. 11,478 968,628
Ross Stores, Inc. 17,275 1,980,406
Royal Caribbean Cruises Ltd.
(b)
11,199 1,221,923
Service Corp. International 7,675 511,539
Tapestry, Inc. 11,728 506,063
Tractor Supply Co. 5,593 1,252,776
Ulta Beauty, Inc.
(b)
2,546 1,132,461
Vail Resorts, Inc. 2,046 481,813
VF Corp. 16,554 327,935
Whirlpool Corp. 2,799 403,784
Williams-Sonoma, Inc.
(a)
3,324 460,839
Wynn Resorts Ltd. 5,349 582,934
Yum! Brands, Inc. 14,227 1,958,631
41,200,352
Consumer Staples – 4.8%
Albertsons Cos., Inc., Class A 10,243 222,580
BJ's Wholesale Club Holdings, Inc.
(b)
6,643 440,497
Brown-Forman Corp., Class A 2,833 203,721
Brown-Forman Corp., Class B 9,147 645,778
Bunge Ltd. 7,656 831,978
Campbell Soup Co. 10,115 463,469
Casey's General Stores, Inc. 1,861 470,200
Church & Dwight Co., Inc. 12,289 1,175,689
Clorox Co. (The) 6,249 946,599
ConAgra Brands, Inc. 23,994 787,243
Coty, Inc., Class A
(b)
18,422 221,801
Darling Ingredients, Inc.
(b)
8,155 564,734
Dollar Tree, Inc.
(b)
10,470 1,615,835
Hershey Co. (The) 7,490 1,732,512
Hormel Foods Corp. 14,651 598,933
JM Smucker Co. (The) 5,448 820,741
Kellogg Co. 12,996 869,302
Kroger Co. (The) 32,944 1,602,396
Lamb Weston Holdings, Inc. 7,414 768,313
McCormick & Co., Inc. 12,741 1,140,065
Molson Coors Beverage Co., Class B 9,690 676,071
Performance Food Group Co.
(b)
7,913 472,881
SYSCO Corp. 26,069 1,989,325
Tyson Foods, Inc., Class A 14,297 796,629
US Foods Holding Corp.
(b)
11,501 491,438
Walgreens Boots Alliance, Inc. 36,033 1,079,909
21,628,639
Energy – 4.5%
APA Corp. 15,347 621,400
Baker Hughes Co., Class A 51,561 1,845,368
Cheniere Energy, Inc. 12,242 1,981,490
Chesapeake Energy Corp.
(a)
5,370 452,906
Coterra Energy, Inc. 38,323 1,055,415
Devon Energy Corp. 32,469 1,753,326
Diamondback Energy, Inc. 9,184 1,352,987
EQT Corp. 18,117 764,175
Halliburton Co. 45,925 1,794,749
HF Sinclair Corp. 6,407 333,741
Kinder Morgan, Inc. 99,906 1,769,335
Marathon Oil Corp. 31,865 837,094
ONEOK, Inc. 22,503 1,508,601

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Energy – 4.5% (continued)
Ovintiv , Inc.
(a)
12,239 564,096
Targa Resources Corp. 11,475 940,835
Texas Pacific Land Corp. 314 472,978
Williams Cos., Inc. (The) 62,624 2,157,397
20,205,893
Financials – 13.1%
Allstate Corp. (The) 13,265 1,494,700
Ally Financial, Inc. 15,558 475,141
American Financial Group, Inc. 3,468 421,743
American International Group, Inc. 36,551 2,203,294
Ameriprise Financial, Inc. 5,275 1,838,074
Annaly Capital Management, Inc.
(a)(c)
25,310 508,478
Apollo Global Management, Inc. 21,708 1,773,761
Arch Capital Group Ltd.
(b)
18,803 1,460,805
Ares Management Corp., Class A 8,163 809,933
Bank of New York Mellon Corp. (The) 36,260 1,644,754
Block, Inc., Class A
(b)
27,542 2,217,957
Brown & Brown, Inc. 12,005 845,752
Capital One Financial Corp. 19,422 2,272,762
Carlyle Group, Inc. (The) 11,216 399,850
Cincinnati Financial Corp. 7,928 852,894
Citizens Financial Group, Inc. 24,924 804,048
Coinbase Global, Inc., Class A
(b)
8,668 854,751
Corebridge Financial, Inc. 7,051 131,924
Discover Financial Services 12,796 1,350,618
East West Bancorp, Inc. 7,141 444,242
Equitable Holdings, Inc. 16,612 476,598
Erie Indemnity Co., Class A 1,267 281,223
Everest Group Ltd. 2,172 783,028
FactSet Research Systems, Inc. 1,924 837,017
Fidelity National Financial, Inc. 13,508 529,108
Fidelity National Information Services, Inc. 30,121 1,818,706
Fifth Third Bancorp 34,488 1,003,601
First Citizens BancShares , Inc., Class A 603 863,074
First Horizon National Corp. 26,562 362,040
FleetCor Technologies, Inc.
(b)
3,813 949,094
Franklin Resources, Inc.
(a)
14,284 417,664
Global Payments, Inc. 13,278 1,463,899
Globe Life, Inc. 4,582 513,963
Hartford Financial Services Group, Inc. (The) 15,586 1,120,322
Huntington Bancshares, Inc. 73,745 902,639
Interactive Brokers Group, Inc., Class A 5,120 447,130
Invesco Ltd. 22,983 386,114
Jack Henry & Associates, Inc. 3,813 638,944
KeyCorp 47,827 588,750
Kinsale Capital Group, Inc. 1,088 405,421
Loews Corp. 9,706 608,081
LPL Financial Holdings, Inc. 3,916 898,174
M&T Bank Corp. 8,437 1,179,999
Markel Group, Inc.
(b)
711 1,030,744
MarketAxess Holdings, Inc. 2,016 542,748
Morningstar, Inc. 1,272 293,171
MSCI, Inc., Class A 4,073 2,232,330
NASDAQ, Inc. 17,108 863,783
Northern Trust Corp. 10,461 838,135
Old Republic International Corp. 13,509 372,443
Principal Financial Group, Inc. 11,388 909,560
Prudential Financial, Inc. 18,895 1,823,179
Raymond James Financial, Inc. 9,588 1,055,351
Regions Financial Corp. 47,032 958,042
Reinsurance Group of America, Inc., Class A 3,335 468,067
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Financials – 13.1% (continued)
RenaissanceRe Holdings Ltd. 2,550 476,238
SEI Investments Co. 5,349 336,934
State Street Corp. 16,956 1,228,293
Synchrony Financial 21,724 750,347
T Rowe Price Group, Inc.
(a)
11,479 1,414,902
Unum Group 9,438 458,781
W.R. Berkley Corp. 10,174 627,634
WEX, Inc.
(b)
2,273 430,393
Willis Towers Watson PLC 5,351 1,130,827
58,521,972
Health Care – 11.2%
Agilent Technologies, Inc. 15,048 1,832,395
agilon health, Inc.
(a),(b)
14,845 284,282
Align Technology, Inc.
(b)
3,583 1,353,980
Alnylam Pharmaceuticals, Inc.
(b)
6,306 1,232,192
AmerisourceBergen Corp., Class A 8,166 1,526,225
Apellis Pharmaceuticals, Inc.
(b)
5,051 130,063
Avantor , Inc.
(b)
34,127 701,992
Baxter International, Inc. 25,462 1,151,646
BioMarin Pharmaceutical, Inc.
(b)
9,472 832,873
Bio-Rad Laboratories, Inc., Class A
(b)
1,065 431,708
Bio- Techne Corp. 7,925 660,945
Bruker Corp. 5,090 349,785
Cardinal Health, Inc. 12,775 1,168,529
Catalent , Inc.
(b)
9,103 441,678
Centene Corp.
(b)
27,831 1,895,013
Charles River Laboratories International,
Inc.
(b)
2,558 536,003
Chemed Corp. 764 398,113
Cooper Cos., Inc. (The) 2,548 996,931
DaVita, Inc.
(b)
2,810 286,592
DENTSPLY SIRONA, Inc. 10,467 434,590
Exact Sciences Corp.
(b)
9,145 892,003
GE Healthcare Technologies, Inc. 19,773 1,542,294
Henry Schein, Inc.
(b)
6,637 522,929
Hologic , Inc.
(b)
12,489 991,876
Horizon Therapeutics PLC
(b)
11,472 1,150,297
IDEXX Laboratories, Inc.
(b)
4,185 2,321,545
Illumina, Inc.
(b)
8,019 1,540,851
Incyte Corp.
(b)
9,183 585,141
Insulet Corp.
(b)
3,562 985,784
IQVIA Holdings, Inc.
(b)
9,436 2,111,399
Jazz Pharmaceuticals PLC
(b)
3,305 431,038
Karuna Therapeutics, Inc.
(b)
1,531 305,848
Laboratory Corp. of America Holdings 4,440 949,849
Masimo Corp.
(b)
2,537 310,275
Mettler -Toledo International, Inc.
(b)
1,113 1,399,564
Molina Healthcare, Inc.
(b)
2,957 900,377
Neurocrine Biosciences, Inc.
(b)
5,093 518,926
Penumbra, Inc.
(b)
1,943 589,429
Quest Diagnostics, Inc. 5,626 760,692
Repligen Corp.
(b)
2,576 441,939
ResMed , Inc. 7,412 1,648,058
Revvity , Inc. 6,364 782,454
Royalty Pharma PLC, Class A 18,669 585,833
Sarepta Therapeutics, Inc.
(b)
4,747 514,527
Seagen , Inc.
(b)
7,036 1,349,364
Shockwave Medical, Inc.
(b)
1,850 482,110
STERIS PLC 5,084 1,146,696
Teleflex, Inc. 2,551 640,735
United Therapeutics Corp.
(b)
2,367 574,518

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Health Care – 11.2% (continued)
Universal Health Services, Inc., Class B 3,179 441,754
Veeva Systems, Inc., Class A
(b)
7,400 1,511,228
Viatris , Inc. 60,678 638,939
Waters Corp.
(b)
2,945 813,439
West Pharmaceutical Services, Inc. 3,814 1,403,705
Zimmer Biomet Holdings, Inc. 10,555 1,458,173
49,889,124
Industrials – 18.2%
AECOM 6,907 600,909
AGCO Corp. 3,080 409,948
Allegion PLC 4,375 511,263
American Airlines Group, Inc.
(b)
32,782 549,098
AMETEK, Inc. 11,615 1,842,139
AO Smith Corp. 6,376 463,089
Avis Budget Group, Inc.
(b)
1,262 278,006
Axon Enterprise, Inc.
(b)
3,563 662,469
Booz Allen Hamilton Holding Corp., Class A 6,630 802,760
Broadridge Financial Solutions, Inc. 6,105 1,025,152
Builders FirstSource , Inc.
(b)
6,502 939,084
Carlisle Cos., Inc. 2,564 710,741
Carrier Global Corp. 42,149 2,509,973
Ceridian HCM Holding, Inc.
(b)
7,847 555,646
CH Robinson Worldwide, Inc. 5,882 589,259
Copart , Inc.
(b)
21,633 1,912,141
CoStar Group, Inc.
(b)
20,649 1,733,897
Cummins, Inc. 7,136 1,861,069
Delta Air Lines, Inc. 32,692 1,512,332
Dover Corp. 7,009 1,023,104
EMCOR Group, Inc. 2,401 516,311
Equifax, Inc. 6,212 1,267,745
Expeditors International of Washington, Inc. 7,677 977,282
Fastenal Co. 28,891 1,693,302
Ferguson PLC 10,354 1,673,413
Fortive Corp. 17,881 1,400,976
Fortune Brands Innovations, Inc. 6,378 453,284
Genpact Ltd. 8,431 304,275
Graco , Inc. 8,670 687,791
HEICO Corp. 2,023 356,008
HEICO Corp., Class A 3,835 538,242
Howmet Aerospace, Inc. 18,624 952,431
Hubbell, Inc., Class B 2,786 869,232
Huntington Ingalls Industries, Inc. 2,038 468,067
IDEX Corp. 3,816 861,691
Ingersoll Rand, Inc. 20,463 1,335,620
Jacobs Solutions, Inc. 6,414 804,380
JB Hunt Transport Services, Inc. 4,321 881,225
KBR, Inc. 6,877 422,867
Knight-Swift Transportation Holdings, Inc.,
Class A 7,930 481,747
L3Harris Technologies, Inc. 9,685 1,835,211
Leidos Holdings, Inc. 6,889 644,328
Lennox International, Inc. 1,606 590,109
Lincoln Electric Holdings, Inc. 2,896 581,256
Masco Corp. 11,472 696,121
Middleby Corp. (The)
(b)
2,804 425,787
Nordson Corp. 2,783 700,231
Old Dominion Freight Line, Inc. 4,573 1,918,328
Otis Worldwide Corp. 20,858 1,897,244
Owens Corning 4,610 645,354
PACCAR, Inc. 26,361 2,270,473
Parker-Hannifin Corp. 6,473 2,653,995
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Industrials – 18.2% (continued)
Paychex, Inc. 16,585 2,080,920
Paycom Software, Inc. 2,428 895,349
Paylocity Holding Corp.
(b)
2,302 522,209
Pentair PLC 8,438 586,441
Quanta Services, Inc. 7,347 1,481,302
Regal Rexnord Corp. 3,328 519,767
Robert Half, Inc. 5,382 399,075
Rockwell Automation, Inc. 5,861 1,970,996
Rollins, Inc. 11,721 478,568
Snap-On, Inc. 2,639 718,969
Southwest Airlines Co.
(a)
29,975 1,023,946
SS&C Technologies Holdings, Inc. 10,946 637,604
Stanley Black & Decker, Inc. 7,642 758,621
Tetra Tech, Inc. 2,657 449,591
Textron, Inc. 10,165 790,532
Toro Co. (The) 5,345 543,319
Trane Technologies PLC 11,549 2,303,333
TransDigm Group, Inc. 2,633 2,368,963
TransUnion 9,696 772,674
U-Haul Holding Co. 513 31,221
U-Haul Holding Co., Class B 4,597 262,994
United Airlines Holdings, Inc.
(b)
16,830 914,037
United Rentals, Inc. 3,470 1,612,440
Verisk Analytics, Inc., Class A 7,390 1,691,867
Watsco , Inc.
(a)
1,768 668,640
Westinghouse Air Brake Technologies Corp. 9,178 1,087,042
Willscot Mobile Mini Holdings Corp., Class A
(b)
10,211 489,617
WW Grainger, Inc. 2,286 1,688,188
Xylem, Inc. 12,026 1,355,931
81,400,561
Information Technology – 15.1%
Akamai Technologies, Inc.
(b)
7,658 723,681
ANSYS, Inc.
(b)
4,384 1,499,766
Aspen Technology, Inc.
(b)
1,512 269,892
Atlassian Corp., Class A
(b)
7,668 1,395,116
Bentley Systems, Inc., Class B 9,977 537,561
BILL Holdings, Inc.
(a),(b)
4,828 605,142
Black Knight, Inc.
(b)
7,891 554,895
CDW Corp. 6,789 1,270,018
Cloudflare , Inc., Class A
(a),(b)
14,570 1,001,979
Cognex Corp. 8,683 474,265
Cognizant Technology Solutions Corp., Class A 25,780 1,702,253
Corning, Inc. 38,588 1,309,677
Crowdstrike Holdings, Inc., Class A
(b)
11,349 1,834,679
Datadog , Inc., Class A
(b)
12,750 1,488,180
Dell Technologies, Inc., Class C 13,009 688,436
DocuSign, Inc., Class A
(b)
10,458 562,850
Dynatrace , Inc.
(b)
10,975 600,223
Enphase Energy, Inc.
(b)
6,903 1,048,083
Entegris , Inc. 7,643 838,514
EPAM Systems, Inc.
(b)
2,923 692,196
F5, Inc.
(b)
3,054 483,265
Fair Isaac Corp.
(b)
1,273 1,066,736
First Solar, Inc.
(b)
5,048 1,046,955
Flex Ltd.
(b)
22,512 615,928
Gartner, Inc.
(b)
4,000 1,414,360
GEN Digital, Inc. 28,380 551,991
GoDaddy , Inc., Class A
(b)
7,677 591,820
Hewlett Packard Enterprise Co. 65,175 1,132,742
HP, Inc. 43,849 1,439,563
HubSpot , Inc.
(b)
2,542 1,475,758

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Information Technology – 15.1% (continued)
Jabil, Inc. 6,647 735,623
Juniper Networks, Inc. 16,380 455,364
Keysight Technologies, Inc.
(b)
9,024 1,453,586
Lattice Semiconductor Corp.
(b)
6,905 627,941
Manhattan Associates, Inc.
(b)
3,088 588,635
Marvell Technology, Inc. 43,408 2,827,163
Microchip Technology, Inc. 27,747 2,606,553
MongoDB, Inc., Class A
(b)
3,563 1,508,574
Monolithic Power Systems, Inc. 2,294 1,283,470
NetApp, Inc. 10,733 837,281
NXP Semiconductors NV 13,283 2,961,843
Okta , Inc., Class A
(b)
7,847 603,120
ON Semiconductor Corp.
(b)
21,898 2,359,510
Palantir Technologies, Inc., Class A
(b)
90,474 1,795,004
Procore Technologies, Inc.
(b)
3,606 273,515
PTC, Inc.
(b)
5,368 782,708
Qorvo , Inc.
(b)
5,021 552,410
Seagate Technology Holdings PLC 9,706 616,331
Skyworks Solutions, Inc. 8,034 918,849
SolarEdge Technologies, Inc.
(b)
2,820 680,917
Splunk , Inc.
(b)
7,645 828,183
TD Synnex Corp. 2,274 224,467
TE Connectivity Ltd. 16,113 2,312,054
Teledyne Technologies, Inc.
(b)
2,354 905,184
Teradyne, Inc. 7,835 884,885
Trimble, Inc.
(b)
12,516 673,361
Twilio , Inc., Class A
(b)
8,930 589,648
Tyler Technologies, Inc.
(b)
2,095 830,940
Unity Software, Inc.
(b)
11,266 516,433
VeriSign, Inc.
(b)
4,592 968,682
Western Digital Corp.
(b)
16,072 684,024
Workday, Inc., Class A
(b)
10,456 2,479,431
Zebra Technologies Corp., Class A
(b)
2,794 860,440
Zoom Video Communications, Inc., Class A
(b)
11,182 820,200
Zscaler , Inc.
(b)
4,340 696,049
67,658,902
Materials – 6.3%
Albemarle Corp. 5,938 1,260,519
Amcor PLC 74,848 767,939
Avery Dennison Corp. 4,071 749,105
Ball Corp. 15,870 931,410
Celanese Corp., Class A 5,378 674,347
CF Industries Holdings, Inc. 9,716 797,489
Cleveland-Cliffs, Inc.
(b)
26,318 464,513
Crown Holdings, Inc. 6,128 568,433
Dow, Inc. 35,775 2,020,214
DuPont de Nemours, Inc. 23,318 1,810,176
Eastman Chemical Co. 6,420 549,424
FMC Corp. 6,373 613,274
International Flavors & Fragrances, Inc., Class
W 12,921 1,093,246
International Paper Co. 17,647 636,351
LyondellBasell Industries NV, Class A 12,800 1,265,408
Martin Marietta Materials, Inc. 3,137 1,400,545
Mosaic Co. (The) 16,634 678,002
Newmont Corp. 40,090 1,720,663
Nucor Corp. 12,660 2,178,659
Olin Corp. 6,124 353,232
Packaging Corp. of America 4,605 706,177
PPG Industries, Inc. 11,854 1,705,791
Reliance Steel & Aluminum Co. 3,045 891,759
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Materials – 6.3% (continued)
Royal Gold, Inc. 3,337 400,907
RPM International, Inc. 6,635 685,462
Steel Dynamics, Inc. 8,152 868,840
Vulcan Materials Co. 6,727 1,483,303
Westlake Corp. 1,803 247,913
Westrock Co. 12,741 424,148
27,947,249
Real Estate – 7.6%
Alexandria Real Estate Equities, Inc.
(c)
7,899 992,746
American Homes 4 Rent, Class A
(c)
15,607 584,950
Americold Realty Trust, Inc.
(c)
13,698 444,089
AvalonBay Communities, Inc.
(c)
7,170 1,352,620
Boston Properties, Inc.
(c)
7,128 474,939
Camden Property Trust
(c)
5,395 588,541
CBRE Group, Inc., Class A
(b)
15,747 1,311,883
CubeSmart
(c)
11,235 487,150
Digital Realty Trust, Inc.
(c)
14,793 1,843,504
Equity LifeStyle Properties, Inc.
(c)
8,945 636,705
Equity Residential
(c)
17,142 1,130,343
Essex Property Trust, Inc.
(c)
3,302 804,202
Extra Space Storage, Inc.
(c)
10,754 1,500,936
Federal Realty Investment Trust
(c)
3,592 364,660
Gaming and Leisure Properties, Inc.
(c)
13,288 630,648
Healthpeak Properties, Inc.
(c)
27,757 605,935
Host Hotels & Resorts, Inc.
(c)
36,261 667,202
Invitation Homes, Inc.
(c)
29,406 1,043,913
Iron Mountain, Inc.
(c)
14,852 911,913
Kimco Realty Corp.
(c)
31,201 632,132
Lamar Advertising Co., Class A
(c)
4,350 429,345
Mid-America Apartment Communities, Inc.
(c)
5,890 881,497
NNN REIT, Inc.
(c)
9,198 392,571
Realty Income Corp.
(c)
34,510 2,104,075
Regency Centers Corp.
(c)
7,908 518,211
Rexford Industrial Realty, Inc.
(c)
10,185 561,092
SBA Communications Corp., Class A
(c)
5,462 1,195,905
Simon Property Group, Inc.
(c)
16,575 2,065,245
Sun Communities, Inc.
(c)
6,251 814,505
UDR, Inc.
(c)
15,817 646,599
Ventas, Inc.
(c)
20,192 979,716
VICI Properties, Inc., Class A
(c)
51,017 1,606,015
W.P. Carey, Inc.
(c)
10,722 724,057
Welltower , Inc.
(c)
25,314 2,079,545
Weyerhaeuser Co.
(c)
36,799 1,253,374
Zillow Group, Inc., Class A
(b)
3,050 162,321
Zillow Group, Inc., Class C
(b)
7,893 427,485
33,850,569
Utilities – 6.5%
AES Corp. (The) 33,799 731,072
Alliant Energy Corp. 12,794 687,550
Ameren Corp. 13,192 1,130,159
American Water Works Co., Inc. 9,805 1,445,551
Atmos Energy Corp. 7,289 887,144
Avangrid , Inc. 4,600 170,568
CenterPoint Energy, Inc. 32,189 968,567
CMS Energy Corp. 14,828 905,546
Consolidated Edison, Inc. 17,579 1,667,544
Constellation Energy Corp. 16,485 1,593,275
DTE Energy Co. 10,340 1,181,862
Edison International 19,367 1,393,649
Entergy Corp. 10,798 1,108,955
Essential Utilities, Inc. 12,000 507,480

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statements of Investments
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Utilities – 6.5% (continued)
Evergy , Inc. 11,749 704,587
Eversource Energy 17,551 1,269,464
Exelon Corp. 51,103 2,139,172
FirstEnergy Corp. 27,592 1,086,849
NiSource, Inc. 20,927 582,608
NRG Energy, Inc. 11,521 437,683
OGE Energy Corp. 9,973 360,524
PG&E Corp.
(b)
81,261 1,431,006
Pinnacle West Capital Corp. 5,872 486,319
PPL Corp. 37,064 1,020,372
Public Service Enterprise Group, Inc. 25,295 1,596,620
Vistra Corp. 17,651 495,287
WEC Energy Group, Inc. 16,066 1,443,691
Xcel Energy, Inc. 27,800 1,743,894
29,176,998
Total Common Stocks (cost $424,918,082) 445,521,205
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.30%
(d)(e)
(cost $1,037,519) 1,037,519 1,037,519
Investment of Cash Collateral for Securities Loaned – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.30%
(d)(e)
(cost $742,105) 742,105 742,105
Total Investments (cost $426,697,706) 100.1% 447,300,829
Liabilities, Less Cash and Receivables (0.1)% (247,431)
Net Assets 100.0% 447,053,398
REIT—Real Estate Investment Trust
(a)
Security, or portion thereof, on loan. At July 31, 2023, the value of the fund’s securities on loan was $5,682,136 and the value of the collateral was $5,785,860, consisting of cash collateral of
$742,105 and U.S. Government & Agency securities valued at $5,043,755. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Non-income producing security.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of July 31, 2023.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
S&P 500 E-mini 3 9/15/2023 669,400 692,176 22,776
S&P MidCap 400 E-mini 3 9/15/2023 768,362 823,020 54,658
Gross Unrealized Appreciation 77,434

STATEMENT OF INVESTMENTS
July 31, 2023 (Unaudited)
BNY Mellon US Small Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.7%
Communication Services – 3.0%
AMC Entertainment Holdings, Inc., Class A
(a),(b)
19,555 97,188
Bumble, Inc., Class A
(b)
3,743 69,320
Cable One, Inc. 180 130,309
Cogent Communications Holdings, Inc. 1,649 100,985
DISH Network Corp., Class A
(b)
9,526 75,541
Endeavor Group Holdings, Inc., Class A
(b)
6,698 158,073
Frontier Communications Parent, Inc.
(b)
8,242 150,087
IAC, Inc.
(b)
2,872 199,891
Iridium Communications, Inc. 4,730 248,562
John Wiley & Sons, Inc., Class A 1,547 52,954
Lumen Technologies, Inc. 33,934 60,742
Madison Square Garden Sports Corp. 668 142,117
New York Times Co. (The), Class A 6,088 248,147
Nexstar Media Group, Inc. 1,343 250,765
Playtika Holding Corp.
(b)
3,514 41,957
Roku, Inc.
(b)
4,601 442,938
Shutterstock , Inc. 911 46,871
TEGNA, Inc. 8,313 140,490
TripAdvisor, Inc.
(b)
4,051 75,551
Warner Music Group Corp., Class A 4,429 139,735
World Wrestling Entertainment, Inc., Class A 1,630 171,150
Yelp, Inc.
(b)
2,531 114,022
Ziff Davis, Inc.
(b)
1,787 129,593
3,286,988
Consumer Discretionary – 13.9%
Academy Sports & Outdoors, Inc. 2,889 172,733
Acushnet Holdings Corp. 1,116 66,547
Adient PLC
(b)
3,506 149,215
ADT, Inc. 7,822 49,904
American Eagle Outfitters, Inc. 6,772 95,147
Asbury Automotive Group, Inc.
(b)
799 180,254
Autoliv , Inc. 2,881 290,779
AutoNation, Inc.
(b)
1,168 188,025
Bloomin ' Brands, Inc. 3,208 86,199
Boyd Gaming Corp. 2,911 198,880
Bright Horizons Family Solutions, Inc.
(b)
2,150 208,614
Brunswick Corp. 2,636 227,513
Capri Holdings Ltd.
(b)
4,669 172,333
Carter's, Inc. 1,466 109,965
Cavco Industries, Inc.
(b)
309 91,356
Chegg , Inc.
(b)
4,369 44,258
Chewy, Inc., Class A
(b)
3,617 122,616
Choice Hotels International, Inc. 983 128,527
Columbia Sportswear Co. 1,348 105,966
Cracker Barrel Old Country Store, Inc. 852 79,406
Crocs, Inc.
(b)
2,329 252,347
Dana, Inc. 4,852 92,091
Dillard's, Inc., Class A 123 42,194
Dorman Products, Inc.
(b)
1,056 89,433
Foot Locker, Inc.
(a)
3,069 82,464
Fox Factory Holding Corp.
(b)
1,600 179,040
Frontdoor , Inc.
(b)
3,016 105,319
GameStop Corp., Class A
(b)
9,486 210,589
Gap, Inc. (The)
(a)
8,243 84,903
Gentex Corp. 8,803 295,605
Goodyear Tire & Rubber Co. (The)
(b)
10,678 171,702
Graham Holdings Co., Class B 139 81,558
Grand Canyon Education, Inc.
(b)
1,172 127,221
Group 1 Automotive, Inc. 539 139,348
H&R Block, Inc. 5,655 190,065
Harley-Davidson, Inc. 4,856 187,490
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Consumer Discretionary – 13.9% (continued)
Helen of Troy Ltd.
(b)
916 129,431
Hilton Grand Vacations, Inc.
(b)
2,838 131,967
Hyatt Hotels Corp., Class A 1,764 222,881
Installed Building Products, Inc. 861 127,445
KB Home 3,014 162,666
Kohl's Corp.
(a)
4,183 119,006
Kontoor Brands, Inc. 1,897 80,357
Krispy Kreme, Inc. 2,642 40,687
LCI Industries
(a)
950 129,456
Leggett & Platt, Inc. 4,928 144,193
LGI Homes, Inc.
(a),(b)
790 109,612
Life Time Group Holdings, Inc.
(b)
2,156 39,002
Light & Wonder, Inc.
(b)
3,435 241,480
Lithia Motors, Inc. 1,035 321,399
Macy's, Inc.
(a)
10,089 167,376
Marriott Vacations Worldwide Corp. 1,388 178,372
Mattel, Inc.
(b)
13,267 282,587
MDC Holdings, Inc. 2,220 113,842
Meritage Homes Corp. 1,404 209,126
Mister Car Wash, Inc.
(b)
2,949 29,284
Mohawk Industries, Inc.
(b)
1,965 208,958
Murphy USA, Inc. 748 229,658
Newell Brands, Inc. 14,147 157,881
Nordstrom, Inc. 4,239 97,963
Norwegian Cruise Line Holdings Ltd.
(b)
15,872 350,295
Ollie's Bargain Outlet Holdings, Inc.
(b)
2,143 156,182
Papa John's International, Inc. 1,101 91,053
Peloton Interactive, Inc., Class A
(b)
12,535 121,715
Penn Entertainment, Inc.
(b)
5,716 150,274
Petco Health & Wellness Co., Inc.
(b)
3,008 24,545
Planet Fitness, Inc., Class A
(b)
3,194 215,723
Polaris, Inc. 2,008 272,767
PVH Corp. 2,334 209,220
QuantumScape Corp.
(a),(b)
10,814 143,934
Ralph Lauren Corp. 1,530 200,935
Red Rock Resorts, Inc., Class A 1,794 87,009
RH
(a),(b)
670 260,074
SeaWorld Entertainment, Inc.
(b)
1,525 84,439
Shake Shack, Inc., Class A
(b)
1,367 106,161
Signet Jewelers Ltd. 1,671 134,499
Skechers USA, Inc., Class A
(b)
5,036 279,901
Skyline Champion Corp.
(b)
1,966 136,952
Sonos , Inc.
(a),(b)
4,790 82,101
Steven Madden Ltd. 2,640 88,123
Taylor Morrison Home Corp.
(b)
4,055 196,343
Tempur Sealy International, Inc.
(a)
6,456 288,131
Texas Roadhouse, Inc. 2,507 279,656
Thor Industries, Inc.
(a)
2,009 232,019
Toll Brothers, Inc. 3,857 309,833
TopBuild Corp.
(b)
1,190 325,977
Topgolf Callaway Brands Corp.
(b)
5,118 102,206
Travel + Leisure Co. 2,826 115,103
Under Armour , Inc., Class A
(b)
7,086 57,113
Under Armour , Inc., Class C
(b)
6,939 51,487
Urban Outfitters, Inc.
(b)
2,343 85,215
Valvoline, Inc. 5,302 201,317
Victoria's Secret & Co.
(b)
3,075 63,007
Visteon Corp.
(b)
1,066 164,260
Wayfair, Inc., Class A
(b)
3,070 239,061
Wendy's Co. (The) 6,260 134,527
Wingstop , Inc. 1,110 187,124
Wyndham Hotels & Resorts, Inc. 3,229 251,604

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Consumer Discretionary – 13.9% (continued)
YETI Holdings, Inc.
(a),(b)
3,263 139,004
15,393,124
Consumer Staples – 3.1%
BellRing Brands, Inc.
(b)
4,927 177,126
Boston Beer Co., Inc. (The), Class A
(a),(b)
365 135,576
Cal-Maine Foods, Inc. 1,465 67,668
Celsius Holdings, Inc.
(a),(b)
1,525 220,667
Coca-Cola Consolidated, Inc. 178 112,747
e.l.f Beauty, Inc.
(b)
1,892 220,834
Edgewell Personal Care Co. 1,962 77,322
Energizer Holdings, Inc. 2,525 90,143
Flowers Foods, Inc. 7,144 176,528
Freshpet , Inc.
(a),(b)
1,782 131,048
Grocery Outlet Holding Corp.
(b)
3,380 113,061
Hostess Brands, Inc.
(b)
5,091 122,388
Ingredion, Inc. 2,457 273,366
Inter Parfums , Inc. 678 101,402
J&J Snack Foods Corp. 554 88,817
Lancaster Colony Corp. 736 141,776
MGP Ingredients, Inc. 559 63,732
National Beverage Corp.
(b)
912 48,199
Olaplex Holdings, Inc.
(b)
3,064 11,030
Pilgrim's Pride Corp.
(b)
1,665 41,242
Post Holdings, Inc.
(b)
1,977 168,638
PriceSmart , Inc. 927 72,056
Reynolds Consumer Products, Inc. 2,028 56,135
Seaboard Corp. 9 32,445
Simply Good Foods Co. (The)
(b)
3,258 126,117
Spectrum Brands Holdings, Inc. 1,551 121,614
Sprouts Farmers Market, Inc.
(b)
3,814 149,700
TreeHouse Foods, Inc.
(b)
1,899 98,007
WD-40 Co. 496 113,832
Weis Markets, Inc. 622 41,263
3,394,479
Energy – 5.2%
Antero Midstream Corp. 12,988 155,077
Antero Resources Corp.
(b)
10,330 276,328
Cactus, Inc., Class A 2,456 124,716
California Resources Corp. 2,647 141,217
Callon Petroleum Co.
(b)
1,959 73,580
Championx Corp. 7,377 262,621
Chord Energy Corp. 1,564 245,298
Civitas Resources, Inc. 1,832 137,144
CNX Resources Corp.
(a),(b)
6,103 124,501
Comstock Resources, Inc.
(a)
3,571 45,530
CONSOL Energy, Inc.
(a)
1,178 87,785
CVR Energy, Inc. 1,098 40,341
Denbury, Inc.
(b)
1,895 166,589
DT Midstream, Inc. 3,633 194,438
Equitrans Midstream Corp. 16,054 166,480
Helmerich & Payne, Inc. 3,806 170,395
HighPeak Energy, Inc.
(a)
485 7,348
Kosmos Energy Ltd.
(b)
17,026 120,885
Liberty Energy, Inc. 5,468 90,058
Magnolia Oil & Gas Corp., Class A
(a)
6,464 143,178
Matador Resources Co. 4,242 235,982
Murphy Oil Corp. 5,462 236,341
New Fortress Energy, Inc. 1,724 49,220
Northern Oil and Gas, Inc.
(a)
3,003 118,228
NOV, Inc. 14,764 296,461
Patterson-UTI Energy, Inc. 7,685 121,730
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Energy – 5.2% (continued)
PBF Energy, Inc., Class A 4,122 195,548
PDC Energy, Inc. 3,255 247,022
Peabody Energy Corp. 4,421 99,207
Permian Resources Corp., Class A 8,973 104,894
Range Resources Corp. 9,045 284,284
SM Energy Co. 4,477 162,470
Southwestern Energy Co.
(b)
41,027 265,855
Transocean Ltd.
(b)
26,518 233,358
Valaris Ltd.
(b)
2,267 174,106
Weatherford International PLC
(b)
2,461 204,509
5,802,724
Financials – 15.4%
Affiliated Managers Group, Inc. 1,347 186,748
Affirm Holdings, Inc.
(a),(b)
7,879 152,774
AGNC Investment Corp.
(a)(c)
22,213 226,350
American Equity Investment Life Holding
Co.
(b)
2,335 125,319
Ameris Bancorp 2,395 104,542
Artisan Partners Asset Management, Inc.,
Class A 2,634 109,285
Associated Banc-Corp. 5,584 105,817
Assurant, Inc. 1,989 267,540
Assured Guaranty Ltd. 2,213 132,293
Atlantic Union Bankshares Corp. 2,834 90,631
Axis Capital Holdings Ltd. 2,960 163,155
Axos Financial, Inc.
(b)
1,956 91,932
BancFirst Corp. 663 66,234
Bank OZK
(a)
4,080 178,418
Blackstone Mortgage Trust, Inc., Class A
(a)(c)
6,386 146,814
Blue Owl Capital, Inc. 13,393 165,002
BOK Financial Corp. 1,095 97,543
Brighthouse Financial, Inc.
(b)
2,466 128,553
Cadence Bank 7,021 175,876
Cathay General Bancorp 2,657 101,072
CNO Financial Group, Inc. 4,360 112,139
Cohen & Steers, Inc. 971 62,445
Columbia Banking System, Inc. 7,743 173,056
Comerica, Inc. 4,906 264,728
Commerce Bancshares, Inc. 4,230 224,951
Community Bank System, Inc. 1,977 106,422
Credit Acceptance Corp.
(b)
235 130,801
Cullen/Frost Bankers, Inc. 2,396 260,158
CVB Financial Corp. 4,846 91,444
Eastern Bankshares , Inc. 6,084 85,906
Enact Holdings, Inc. 1,165 31,688
Enstar Group Ltd.
(b)
510 130,499
Essent Group Ltd. 4,057 201,227
Euronet Worldwide, Inc.
(b)
1,771 155,618
Evercore , Inc., Class A 1,321 178,414
EVERTEC, Inc. 2,400 94,392
F&G Annuities & Life, Inc. 670 17,554
Federated Hermes, Inc. 3,185 107,748
First American Financial Corp. 3,867 245,090
First Bancorp 6,703 99,540
First Financial Bankshares , Inc. 4,881 159,072
First Hawaiian, Inc. 4,723 97,719
First Interstate BancSystem , Inc., Class A 3,375 96,964
FirstCash Holdings, Inc. 1,358 129,390
Flywire Corp.
(b)
2,387 81,492
FNB Corp. 13,399 171,373
Focus Financial Partners, Inc., Class A
(b)
2,151 112,562
Freedom Holding Corp.
(a),(b)
629 50,169

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Financials – 15.4% (continued)
Glacier Bancorp, Inc. 4,115 134,560
Hamilton Lane, Inc., Class A 1,359 120,176
Hancock Whitney Corp. 3,193 140,524
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(a)(c)
3,935 102,743
Hanover Insurance Group, Inc. (The) 1,339 151,950
Home BancShares , Inc. 7,004 170,267
Houlihan Lokey , Inc. 1,896 189,316
Independent Bank Corp. 1,612 97,123
International Bancshares Corp. 2,015 100,025
Jackson Financial, Inc., Class A 2,200 72,644
Janus Henderson Group PLC 5,156 151,329
Jefferies Financial Group, Inc. 7,006 257,751
Kemper Corp. 2,456 125,182
Lincoln National Corp. 5,717 160,305
MGIC Investment Corp. 10,636 178,047
Moelis & Co., Class A
(a)
2,470 120,610
Mr Cooper Group, Inc.
(b)
2,520 146,084
Navient Corp. 3,627 69,058
Nelnet, Inc., Class A 669 66,017
New York Community Bancorp, Inc. 27,067 375,419
Old National Bancorp 10,835 184,520
OneMain Holdings, Inc. 4,483 203,887
Pacific Premier Bancorp, Inc. 3,617 92,378
PennyMac Financial Services, Inc. 1,157 87,041
Pinnacle Financial Partners, Inc. 2,904 220,414
Popular, Inc. 2,716 197,046
Primerica, Inc. 1,350 287,145
Prosperity Bancshares, Inc. 3,509 222,190
Radian Group, Inc. 5,789 155,898
Remitly Global, Inc.
(b)
3,802 73,303
Rithm Capital Corp.
(c)
18,209 183,547
RLI Corp. 1,517 202,383
Robinhood Markets, Inc., Class A
(b)
19,513 250,937
Ryan Specialty Holdings, Inc.
(a),(b)
3,562 154,377
Selective Insurance Group, Inc. 2,262 233,416
ServisFirst Bancshares, Inc. 1,834 109,453
Shift4 Payments, Inc., Class A
(a),(b)
2,151 148,397
Simmons First National Corp., Class A 4,677 94,429
SLM Corp. 8,982 145,329
SoFi Technologies, Inc.
(a),(b)
31,089 355,969
SouthState Corp. 2,860 222,136
Starwood Property Trust, Inc.
(a)(c)
11,764 243,985
Stifel Financial Corp. 3,984 253,143
Synovus Financial Corp. 5,416 183,602
Texas Capital Bancshares, Inc.
(b)
1,840 117,484
TFS Financial Corp. 1,846 26,785
Toast, Inc., Class A
(b)
12,671 279,649
TPG, Inc. 1,913 56,300
Tradeweb Markets, Inc., Class A 4,302 351,861
UMB Financial Corp. 1,655 117,505
United Bankshares , Inc.
(a)
4,987 166,765
United Community Banks, Inc. 4,422 128,547
Valley National Bancorp 15,616 160,220
Voya Financial, Inc. 3,688 273,871
Walker & Dunlop, Inc. 1,165 105,992
Webster Financial Corp. 6,508 307,959
Western Alliance Bancorp 4,118 213,930
Western Union Co. (The) 13,895 169,241
White Mountains Insurance Group Ltd. 96 148,514
Wintrust Financial Corp. 2,272 191,666
WSFS Financial Corp. 2,333 102,069
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Financials – 15.4% (continued)
Zions Bancorp NA 5,561 212,708
17,053,580
Health Care – 11.4%
10x Genomics, Inc., Class A
(b)
3,677 231,577
Acadia Healthcare Co., Inc.
(b)
3,433 271,310
ACADIA Pharmaceuticals, Inc.
(b)
4,488 131,229
Agiliti , Inc.
(a),(b)
1,351 23,197
Alkermes PLC
(b)
6,340 185,635
Amedisys , Inc.
(b)
1,218 110,643
Amicus Therapeutics, Inc.
(b)
9,355 127,415
AMN Healthcare Services, Inc.
(b)
1,473 157,832
Arrowhead Pharmaceuticals, Inc.
(b)
3,948 136,285
AtriCure , Inc.
(b)
1,772 98,080
Axonics , Inc.
(b)
1,912 115,427
Axsome Therapeutics, Inc.
(b)
1,390 109,073
Azenta , Inc.
(b)
2,404 112,940
Beam Therapeutics, Inc.
(b)
2,404 74,211
Blueprint Medicines Corp.
(b)
2,270 149,820
Cerevel Therapeutics Holdings, Inc.
(a),(b)
2,459 75,221
Certara , Inc.
(b)
3,878 75,505
CONMED Corp. 1,145 138,602
Corcept Therapeutics, Inc.
(b)
3,326 84,746
CorVel Corp.
(b)
360 73,642
CRISPR Therapeutics AG
(b)
2,941 168,607
Cytokinetics, Inc.
(b)
3,555 118,559
Denali Therapeutics, Inc.
(b)
4,246 120,714
Doximity , Inc., Class A
(a),(b)
4,467 159,606
Elanco Animal Health, Inc.
(b)
17,344 209,342
Encompass Health Corp. 3,739 246,886
Enovis Corp.
(b)
1,836 117,320
Ensign Group, Inc. (The) 2,085 201,974
Envista Holdings Corp.
(b)
6,083 209,316
Evolent Health, Inc., Class A
(b)
3,601 109,434
Exelixis , Inc.
(b)
12,108 238,649
Glaukos Corp.
(b)
1,790 138,081
Globus Medical, Inc., Class A
(b)
3,019 181,955
Guardant Health, Inc.
(b)
4,328 168,879
Haemonetics Corp.
(b)
1,895 174,795
Halozyme Therapeutics, Inc.
(b)
4,934 211,965
HealthEquity , Inc.
(b)
3,187 216,525
Hims & Hers Health, Inc.
(b)
4,476 40,150
ICU Medical, Inc.
(b)
759 135,239
Inari Medical, Inc.
(b)
1,895 108,148
Insmed , Inc.
(b)
5,167 114,139
Inspire Medical Systems, Inc.
(b)
1,097 315,728
Integer Holdings Corp.
(b)
1,230 113,750
Integra LifeSciences Holdings Corp.
(b)
2,640 120,041
Intellia Therapeutics, Inc.
(b)
3,248 137,488
Intra-Cellular Therapies, Inc.
(b)
3,318 205,185
Ionis Pharmaceuticals, Inc.
(a),(b)
5,371 222,520
iRhythm Technologies, Inc.
(b)
1,158 121,659
Krystal Biotech, Inc.
(b)
800 103,280
Lantheus Holdings, Inc.
(b)
2,562 221,587
LifeStance Health Group, Inc.
(b)
3,625 34,039
LivaNova PLC
(b)
2,018 117,952
Madrigal Pharmaceuticals, Inc.
(b)
487 99,981
Medpace Holdings, Inc.
(b)
920 232,916
Merit Medical Systems, Inc.
(b)
2,143 160,018
Mirati Therapeutics, Inc.
(b)
1,961 59,359
Natera , Inc.
(b)
4,286 193,813
Neogen Corp.
(b)
8,237 191,016

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Health Care – 11.4% (continued)
Novocure Ltd.
(a),(b)
3,384 110,454
NuVasive , Inc.
(b)
1,966 81,019
Omnicell , Inc.
(b)
1,670 105,460
Option Care Health, Inc.
(b)
6,145 207,578
Organon & Co. 9,571 210,371
Pacific Biosciences of California, Inc.
(b)
8,605 113,672
Pacira BioSciences , Inc.
(b)
1,713 62,268
Patterson Cos., Inc. 3,309 108,833
Perrigo Co. PLC 5,176 189,649
Premier, Inc., Class A 4,377 121,462
Prestige Consumer Healthcare, Inc.
(b)
1,898 123,769
Privia Health Group, Inc.
(b)
3,572 99,730
Progyny , Inc.
(b)
2,944 122,941
PTC Therapeutics, Inc.
(b)
2,820 113,759
QuidelOrtho Corp.
(b)
2,016 176,118
R1 RCM, Inc.
(b)
5,098 88,093
Reata Pharmaceuticals, Inc., Class A
(b)
1,089 180,317
Revance Therapeutics, Inc.
(b)
3,088 72,969
REVOLUTION Medicines, Inc.
(b)
3,397 89,171
Roivant Sciences Ltd.
(b)
4,361 52,245
Sage Therapeutics, Inc.
(b)
1,975 68,493
Select Medical Holdings Corp. 3,865 115,989
Sotera Health Co.
(b)
3,819 72,485
STAAR Surgical Co.
(b)
1,784 97,710
Surgery Partners, Inc.
(b)
2,584 99,820
Syneos Health, Inc.
(b)
3,860 163,703
Tandem Diabetes Care, Inc.
(b)
2,391 83,494
Teladoc Health, Inc.
(b)
6,212 184,931
Tenet Healthcare Corp.
(b)
3,802 284,123
TG Therapeutics, Inc.
(b)
5,275 109,140
TransMedics Group, Inc.
(b)
1,217 113,400
Ultragenyx Pharmaceutical, Inc.
(b)
2,706 116,683
Vaxcyte , Inc.
(b)
2,886 138,701
Vir Biotechnology, Inc.
(b)
2,938 41,367
12,642,922
Industrials – 19.1%
AAON, Inc. 1,654 174,100
ABM Industries, Inc. 2,514 116,348
Acuity Brands, Inc. 1,198 197,958
Advanced Drainage Systems, Inc. 2,331 284,359
AeroVironment , Inc.
(b)
971 92,497
Air Lease Corp. 3,821 161,781
Alaska Air Group, Inc.
(b)
4,805 233,667
Albany International Corp., Class A 1,173 112,936
Alight, Inc., Class A
(b)
12,660 123,815
Allison Transmission Holdings, Inc. 3,381 198,431
API Group Corp.
(b)
7,603 218,662
Applied Industrial Technologies, Inc. 1,456 211,105
ArcBest Corp. 871 101,315
Arcosa , Inc. 1,844 142,320
Armstrong World Industries, Inc. 1,664 128,727
ASGN, Inc.
(b)
1,836 140,124
Atkore , Inc.
(b)
1,462 231,976
AZEK Co., Inc. (The)
(b)
4,483 139,870
Beacon Roofing Supply, Inc.
(b)
1,844 157,976
Bloom Energy Corp., Class A
(a),(b)
6,944 124,020
Boise Cascade Co. 1,489 154,097
Brady Corp., Class A 1,777 91,658
Brink's Co. (The) 1,773 129,358
BWX Technologies, Inc. 3,437 237,153
CACI International, Inc., Class A
(b)
855 299,626
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Industrials – 19.1% (continued)
Casella Waste Systems, Inc., Class A
(b)
2,082 167,997
CBIZ, Inc.
(b)
1,848 97,741
ChargePoint Holdings, Inc.
(a),(b)
10,158 87,968
Chart Industries, Inc.
(a),(b)
1,570 285,991
Clarivate PLC
(b)
16,003 152,189
Clean Harbors, Inc.
(b)
1,892 314,564
Comfort Systems USA, Inc. 1,341 233,294
Concentrix Corp. 1,590 132,352
Core & Main, Inc., Class A
(b)
3,259 103,017
Crane Co. 1,809 169,485
Curtiss-Wright Corp. 1,438 275,176
Donaldson Co., Inc. 4,543 285,437
Driven Brands Holdings, Inc.
(b)
2,077 53,732
Dun & Bradstreet Holdings, Inc. 8,423 99,560
Dycom Industries, Inc.
(b)
1,097 109,239
Encore Wire Corp. 671 114,533
EnerSys 1,527 165,405
Esab Corp. 1,972 135,476
ExlService Holdings, Inc.
(b)
1,232 173,650
Exponent, Inc. 1,897 169,933
Federal Signal Corp. 2,266 138,430
Flowserve Corp. 4,862 183,589
Fluor Corp.
(b)
5,300 164,194
Forward Air Corp. 972 115,512
Franklin Electric Co., Inc. 1,455 143,783
Frontier Group Holdings, Inc.
(b)
1,418 13,187
FTAI Aviation Ltd. 3,688 118,790
FTI Consulting, Inc.
(b)
1,278 223,855
Gates Industrial Corp. PLC
(b)
4,802 65,403
GATX Corp. 1,327 166,353
Generac Holdings, Inc.
(b)
2,325 357,353
GMS, Inc.
(b)
1,531 112,819
GXO Logistics, Inc.
(b)
4,425 296,785
Hayward Holdings, Inc.
(b)
5,301 70,821
Herc Holdings, Inc. 909 121,651
Hertz Global Holdings, Inc.
(b)
5,834 98,303
Hexcel Corp. 3,136 221,652
Hillenbrand, Inc. 2,580 134,005
Hub Group, Inc., Class A
(b)
1,231 110,950
ICF International, Inc. 619 72,788
Insperity , Inc. 1,343 158,004
ITT, Inc. 3,069 305,672
JetBlue Airways Corp.
(b)
12,499 97,117
Joby Aviation, Inc.
(a),(b)
13,114 117,370
John Bean Technologies Corp. 1,174 145,118
Kadant , Inc. 431 96,048
Kennametal, Inc. 2,966 90,404
Kirby Corp.
(b)
2,278 185,611
Korn Ferry 2,025 106,677
Landstar System, Inc. 1,345 273,829
Leonardo DRS, Inc.
(b)
1,786 29,808
Lyft, Inc., Class A
(b)
12,313 156,498
ManpowerGroup , Inc. 1,893 149,320
MasTec , Inc.
(b)
2,240 263,760
Matson, Inc. 1,339 125,143
MAXIMUS, Inc. 2,266 189,800
McGrath RentCorp 913 87,995
MDU Resources Group, Inc. 7,709 170,523
Mercury Systems, Inc.
(b)
2,150 81,657
Moog, Inc., Class A 1,054 111,134
MSA Safety, Inc. 1,383 229,578
MSC Industrial Direct Co., Inc., Class A 1,769 178,527

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Industrials – 19.1% (continued)
Mueller Industries, Inc. 2,145 173,874
nVent Electric PLC 6,208 328,279
Oshkosh Corp. 2,454 225,940
Parsons Corp.
(b)
1,288 63,653
Paycor HCM, Inc.
(b)
1,835 49,288
Plug Power, Inc.
(a),(b)
20,264 265,864
RBC Bearings, Inc.
(b)
1,093 247,073
Resideo Technologies, Inc.
(b)
5,478 102,548
Rush Enterprises, Inc., Class A 1,544 99,866
Rush Enterprises, Inc., Class B 305 20,957
Ryder System, Inc. 1,722 175,902
Saia, Inc.
(b)
995 421,024
Schneider National, Inc., Class B 1,469 45,260
Science Applications International Corp. 2,018 244,864
Sensata Technologies Holding PLC 5,735 242,304
Simpson Manufacturing Co., Inc. 1,608 254,064
SiteOne Landscape Supply, Inc.
(b)
1,685 286,450
Spirit AeroSystems Holdings, Inc., Class A 3,884 123,589
SPX Technologies, Inc.
(b)
1,706 144,345
Stericycle, Inc.
(b)
3,436 145,996
SunPower Corp.
(a),(b)
3,315 32,719
Sunrun , Inc.
(b)
8,233 156,262
Terex Corp. 2,517 147,572
Timken Co. (The) 2,454 227,878
Trex Co., Inc.
(b)
4,051 280,086
TriNet Group, Inc.
(b)
1,295 136,273
Triton International Ltd. 2,069 174,437
UFP Industries, Inc. 2,343 240,767
UniFirst Corp. 556 90,239
Univar Solutions, Inc.
(b)
5,926 214,166
Valmont Industries, Inc. 791 209,417
Verra Mobility Corp.
(a),(b)
5,162 108,350
Vertiv Holdings Co. 11,318 294,381
Watts Water Technologies, Inc., Class A 1,032 192,499
Werner Enterprises, Inc. 2,219 104,337
WESCO International, Inc. 1,695 297,591
Woodward, Inc. 2,249 270,735
XPO, Inc.
(b)
4,304 298,009
Zurn Elkay Water Solutions Corp. 5,529 168,303
21,115,595
Information Technology – 14.2%
ACI Worldwide, Inc.
(b)
3,998 92,714
Advanced Energy Industries, Inc. 1,403 175,628
Alarm.com Holdings, Inc.
(b)
1,851 102,194
Allegro MicroSystems , Inc.
(b)
2,514 129,748
Altair Engineering, Inc., Class A
(b)
2,029 152,053
Alteryx , Inc., Class A
(b)
2,388 99,006
Ambarella , Inc.
(b)
1,415 118,039
Amkor Technology, Inc. 3,704 107,749
Appfolio , Inc., Class A
(b)
726 131,108
AppLovin Corp., Class A
(a),(b)
4,788 150,343
Arrow Electronics, Inc.
(b)
2,125 302,898
Asana, Inc., Class A
(b)
2,895 70,291
Avnet, Inc. 3,462 167,907
Axcelis Technologies, Inc.
(b)
1,228 246,189
Badger Meter, Inc. 1,098 180,775
Belden, Inc. 1,610 155,590
Blackbaud , Inc.
(b)
1,729 130,453
BlackLine , Inc.
(b)
2,098 121,852
Box, Inc., Class A
(b)
5,348 167,125
Calix, Inc.
(b)
2,212 99,783
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Information Technology – 14.2% (continued)
CCC Intelligent Solutions Holdings, Inc.
(b)
3,937 43,386
Ciena Corp.
(b)
5,539 233,746
Cirrus Logic, Inc.
(b)
2,073 167,498
Clear Secure, Inc., Class A 2,961 70,205
Coherent Corp.
(b)
5,230 247,693
CommVault Systems, Inc.
(b)
1,648 128,429
Confluent, Inc., Class A
(a),(b)
7,025 242,644
Crane NXT Co. 1,842 108,954
DigitalOcean Holdings, Inc.
(a),(b)
2,079 102,952
Diodes, Inc.
(b)
1,709 161,483
Dolby Laboratories, Inc., Class A 2,210 195,828
DoubleVerify Holdings, Inc.
(b)
3,325 139,983
Dropbox, Inc., Class A
(b)
10,213 275,240
DXC Technology Co.
(b)
8,473 234,278
Elastic NV
(b)
3,002 199,483
EngageSmart , Inc.
(b)
1,097 20,799
Envestnet , Inc.
(b)
2,021 125,262
Extreme Networks, Inc.
(b)
4,973 132,232
Fabrinet
(b)
1,349 166,790
Five9, Inc.
(b)
2,642 231,836
Gitlab , Inc., Class A
(b)
2,472 122,685
Guidewire Software, Inc.
(b)
3,055 259,125
Impinj , Inc.
(b)
851 56,694
Informatica , Inc., Class A
(b)
1,526 29,055
Insight Enterprises, Inc.
(b)
1,087 159,452
Instructure Holdings, Inc.
(a),(b)
614 16,682
Intapp , Inc.
(b)
803 32,971
IPG Photonics Corp.
(b)
1,163 152,876
Itron , Inc.
(b)
1,670 131,379
Jamf Holding Corp.
(b)
1,720 37,358
Kulicke & Soffa Industries, Inc. 2,092 125,269
Kyndryl Holdings, Inc.
(b)
7,864 107,422
Littelfuse , Inc. 933 284,192
Lumentum Holdings, Inc.
(b)
2,631 137,759
MACOM Technology Solutions Holdings, Inc.
(b)
1,910 133,547
MicroStrategy , Inc., Class A
(a),(b)
419 183,472
MKS Instruments, Inc. 2,143 233,951
N-able, Inc.
(b)
2,452 34,500
National Instruments Corp. 4,906 289,454
nCino , Inc.
(a),(b)
2,888 93,427
NCR Corp.
(b)
5,352 143,862
New Relic, Inc.
(b)
2,161 181,481
Novanta , Inc.
(b)
1,342 237,400
Nutanix , Inc., Class A
(b)
8,551 258,240
Onto Innovation, Inc.
(b)
1,832 227,754
PagerDuty , Inc.
(b)
3,151 81,674
Pegasystems , Inc. 1,594 84,084
Perficient , Inc.
(b)
1,288 82,162
Plexus Corp.
(b)
1,034 101,839
Power Integrations, Inc. 2,141 207,977
PowerSchool Holdings, Inc., Class A
(b)
1,528 36,932
Progress Software Corp. 1,606 96,456
Pure Storage, Inc., Class A
(b)
10,757 397,901
Qualys , Inc.
(b)
1,258 174,610
Rambus, Inc.
(b)
4,053 253,758
Rapid7, Inc.
(b)
2,326 106,787
RingCentral, Inc., Class A
(b)
2,887 119,406
Rogers Corp.
(b)
682 114,992
Sanmina Corp.
(b)
2,221 136,503
SentinelOne , Inc., Class A
(b)
8,695 144,946
Silicon Laboratories, Inc.
(b)
1,202 179,266
SiTime Corp.
(b)
611 78,825

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Information Technology – 14.2% (continued)
Smartsheet , Inc., Class A
(b)
4,991 221,600
Sprout Social, Inc., Class A
(b)
1,783 101,881
SPS Commerce, Inc.
(b)
1,372 247,495
Squarespace, Inc., Class A
(b)
1,486 49,246
Super Micro Computer, Inc.
(b)
1,715 566,413
Synaptics , Inc.
(b)
1,470 132,756
Tenable Holdings, Inc.
(b)
4,312 209,822
Teradata Corp.
(b)
3,752 213,301
UiPath , Inc., Class A
(a),(b)
13,335 241,097
Universal Display Corp. 1,631 237,930
Varonis Systems, Inc.
(b)
4,057 116,436
Verint Systems, Inc.
(b)
2,384 89,090
Viasat , Inc.
(a),(b)
2,823 87,344
Viavi Solutions, Inc.
(b)
8,544 92,873
Vishay Intertechnology , Inc. 4,730 133,150
Vontier Corp. 5,778 178,714
Wolfspeed , Inc.
(a),(b)
4,666 307,489
Workiva , Inc.
(b)
1,777 187,100
Xerox Holdings Corp. 4,193 67,004
15,679,032
Materials – 5.8%
Alcoa Corp. 6,698 242,401
Alpha Metallurgical Resources, Inc. 489 84,705
AptarGroup, Inc. 2,449 297,456
Arch Resources, Inc. 685 87,981
Arconic Corp.
(b)
3,698 110,533
Ashland, Inc. 1,829 167,097
ATI, Inc.
(b)
4,785 228,149
Avient Corp. 3,250 131,722
Axalta Coating Systems Ltd.
(b)
8,349 267,168
Balchem Corp. 1,211 163,170
Berry Global Group, Inc. 4,483 293,950
Cabot Corp. 2,087 148,177
Carpenter Technology Corp. 1,788 107,030
Chemours Co. (The) 5,535 204,684
Commercial Metals Co. 4,358 249,365
Eagle Materials, Inc. 1,346 248,162
Element Solutions, Inc. 8,444 176,986
Graphic Packaging Holding Co. 11,545 279,389
Greif, Inc., Class A 985 72,860
Greif, Inc., Class B 238 18,819
HB Fuller Co. 2,027 150,059
Hecla Mining Co. 21,833 125,758
Huntsman Corp. 6,326 188,325
Ingevity Corp.
(b)
1,283 82,138
Innospec , Inc. 920 98,569
Livent Corp.
(b)
6,654 163,821
Louisiana-Pacific Corp. 2,703 205,779
MP Materials Corp.
(a),(b)
3,499 83,451
NewMarket Corp. 246 111,118
O-I Glass, Inc.
(b)
5,960 136,842
Quaker Chemical Corp.
(a)
515 103,196
Scotts Miracle-GRO Co. (The) 1,545 108,212
Sealed Air Corp. 5,409 246,759
Sensient Technologies Corp. 1,550 99,262
Silgan Holdings, Inc. 3,122 136,900
Sonoco Products Co. 3,681 215,854
Stepan Co. 801 76,752
Summit Materials, Inc., Class A
(b)
4,414 159,698
United States Steel Corp. 8,416 214,608
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Materials – 5.8% (continued)
Worthington Industries, Inc. 1,176 87,753
6,374,658
Real Estate – 5.8%
Agree Realty Corp.
(c)
3,494 226,341
Apartment Income REIT Corp.
(c)
5,538 191,283
Apple Hospitality REIT, Inc.
(c)
7,865 121,907
Brixmor Property Group, Inc.
(c)
11,277 256,439
Broadstone NET Lease, Inc., Class A
(c)
7,058 115,045
Corporate Office Properties Trust
(c)
4,299 111,774
Cousins Properties, Inc.
(c)
5,779 141,181
Cushman & Wakefield PLC
(a),(b)
6,204 60,985
Douglas Emmett, Inc.
(c)
6,265 92,095
EastGroup Properties, Inc.
(c)
1,656 293,410
EPR Properties
(c)
2,777 123,965
Equity Commonwealth
(c)
4,106 80,437
Essential Properties Realty Trust, Inc.
(c)
5,585 137,112
First Industrial Realty Trust, Inc.
(c)
4,971 257,001
Four Corners Property Trust, Inc.
(c)
3,256 85,633
Highwoods Properties, Inc.
(c)
3,876 97,947
Howard Hughes Corp. (The)
(b)
1,301 109,843
Independence Realty Trust, Inc.
(c)
8,309 141,585
Jones Lang LaSalle, Inc.
(b)
1,797 299,290
Kennedy-Wilson Holdings, Inc. 4,430 73,095
Kilroy Realty Corp.
(c)
4,055 144,763
Kite Realty Group Trust
(c)
8,127 185,946
LXP Industrial Trust
(c)
11,021 110,981
Macerich Co. (The)
(a)(c)
8,351 106,475
Medical Properties Trust, Inc.
(c)
22,436 226,379
National Health Investors, Inc.
(c)
1,652 90,711
National Storage Affiliates Trust
(c)
3,025 102,215
OMEGA Healthcare Investors, Inc.
(a)(c)
8,793 280,497
Outfront Media, Inc.
(c)
5,473 84,613
Park Hotels & Resorts, Inc.
(c)
7,985 108,836
Phillips Edison & Co., Inc.
(a)(c)
4,357 153,846
Physicians Realty Trust
(c)
8,947 131,879
PotlatchDeltic Corp.
(a)(c)
2,957 158,584
Rayonier, Inc.
(c)
5,485 181,663
Ryman Hospitality Properties, Inc.
(c)
2,221 211,639
Sabra Health Care REIT, Inc.
(c)
8,545 111,000
SITE Centers Corp.
(c)
6,775 95,189
Spirit Realty Capital, Inc.
(c)
5,305 213,951
St. Joe Co. (The)
(a)
1,278 81,127
STAG Industrial, Inc.
(c)
6,730 244,299
Sunstone Hotel Investors, Inc.
(c)
7,630 77,750
Terreno Realty Corp.
(c)
2,825 167,636
Vornado Realty Trust
(a)(c)
6,079 136,656
6,423,003
Utilities – 2.8%
ALLETE, Inc. 2,103 120,775
American States Water Co. 1,361 120,326
Avista Corp. 2,840 109,738
Black Hills Corp. 2,509 151,368
California Water Service Group 2,138 113,357
Chesapeake Utilities Corp. 667 78,866
Clearway Energy, Inc., Class A 1,353 33,378
Clearway Energy, Inc., Class C 3,024 79,864
Hawaiian Electric Industries, Inc. 4,132 158,627
IDACORP, Inc. 1,893 194,638
MGE Energy, Inc. 1,345 107,923
National Fuel Gas Co. 3,447 183,070
New Jersey Resources Corp. 3,614 161,546

See Notes to Statements of Investments
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Utilities – 2.8% (continued)
NorthWestern Corp. 2,216 125,137
ONE Gas, Inc.
(a)
2,084 164,907
Ormat Technologies, Inc.
(a)
1,959 159,267
Otter Tail Corp.
(a)
1,540 124,755
PNM Resources, Inc. 3,190 142,976
Portland General Electric Co. 3,621 172,613
SJW Group 1,043 73,490
Southwest Gas Holdings, Inc. 2,465 162,542
Spire, Inc. 2,020 128,411
Sunnova Energy International, Inc.
(a),(b)
3,816 67,391
UGI Corp. 7,841 211,629
3,146,594
Total Common Stocks (cost $107,195,659) 110,312,699
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.30%
(d)(e)
(cost $250,168) 250,168 250,168
Investment of Cash Collateral for Securities Loaned – 1.3%
Registered Investment Companies – 1.3%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.30%
(d)(e)
(cost $1,361,928) 1,361,928 1,361,928
Total Investments (cost $108,807,755) 101.2% 111,924,795
Liabilities, Less Cash and Receivables (1.2)% (1,295,244)
Net Assets 100.0% 110,629,551
REIT—Real Estate Investment Trust
(a)
Security, or portion thereof, on loan. At July 31, 2023, the value of the fund’s securities on loan was $6,666,202 and the value of the collateral was $6,655,189, consisting of cash collateral of
$1,361,928 and U.S. Government & Agency securities valued at $5,293,261. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Non-income producing security.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of July 31, 2023.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
Russell 2000 E-mini 3 9/15/2023 278,817 302,040 23,223

STATEMENT OF INVESTMENTS
July 31, 2023 (Unaudited)
BNY Mellon International Equity ETF
Description Shares Value ($)
Common Stocks – 99.2%
Australia – 6.4%
ANZ Group Holdings Ltd. 88,040 1,527,638
APA Group 32,409 218,388
Aristocrat Leisure Ltd. 19,119 506,702
ASX Ltd. 5,979 250,238
BHP Group Ltd. 134,567 4,172,093
BHP Group Ltd. 12,756 398,251
Brambles Ltd. 40,178 380,930
Cochlear Ltd. 1,981 319,281
Coles Group Ltd. 37,733 462,506
Commonwealth Bank of Australia 49,059 3,494,604
Computershare Ltd. 16,907 285,731
CSL Ltd. 13,974 2,528,486
Endeavour Group Ltd. 34,042 139,470
Fortescue Metals Group Ltd. 49,626 724,989
Goodman Group
(a)
47,874 662,618
Insurance Australia Group Ltd. 70,165 280,374
Macquarie Group Ltd. 10,683 1,259,851
Mineral Resources Ltd. 4,809 231,472
National Australia Bank Ltd. 91,974 1,761,377
Newcrest Mining Ltd. 25,778 458,755
Northern Star Resources Ltd. 32,423 251,473
Origin Energy Ltd. 50,075 285,803
Pilbara Minerals Ltd. 74,431 242,752
QBE Insurance Group Ltd. 42,796 454,776
Ramsay Health Care Ltd. 5,544 220,077
REA Group Ltd. 1,238 131,416
Rio Tinto Ltd. 11,070 873,286
Santos Ltd. 95,809 513,905
Scentre Group
(a)
137,396 260,162
Sonic Healthcare Ltd. 12,565 297,612
South32 Ltd. 139,223 364,004
Suncorp Group Ltd. 33,901 325,073
Telstra Group Ltd. 108,425 311,245
Transurban Group 86,944 840,141
Wesfarmers Ltd. 33,154 1,109,222
Westpac Banking Corp. 100,074 1,506,495
Wisetech Global Ltd. 5,039 291,302
Woodside Energy Group Ltd. 51,364 1,314,896
Woodside Energy Group Ltd. 2,305 59,226
Woolworths Group Ltd. 35,393 921,070
30,637,690
Austria – 0.1%
Erste Group Bank AG 9,975 378,108
OMV AG 3,687 166,669
Verbund AG 1,111 92,299
637,076
Belgium – 0.8%
Ageas SA/NV 5,489 233,179
Anheuser-Busch InBev SA/NV 29,088 1,669,291
D'ieteren Group 688 120,382
Elia Group SA 983 121,278
Groupe Bruxelles Lambert NV 2,491 201,974
KBC Group NV 9,969 751,805
Solvay SA, Class A 1,895 227,946
UCB SA 3,378 299,889
Umicore SA 5,496 163,125
3,788,869
Canada – 10.0%
Agnico Eagle Mines Ltd. 14,427 757,712
Alimentation Couche-Tard, Inc. 21,486 1,089,767
Bank of Montreal 20,948 1,950,213
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Canada – 10.0% (continued)
Bank of Nova Scotia (The) 34,284 1,729,502
Barrick Gold Corp. 49,168 850,938
BCE, Inc. 8,218 355,629
Brookfield Corp., Class A 40,620 1,420,504
Canadian Imperial Bank of Commerce 25,912 1,143,376
Canadian National Railway Co. 17,086 2,074,854
Canadian Natural Resources Ltd. 31,164 1,898,607
Canadian Pacific Kansas City Ltd. 27,015 2,226,878
Cenovus Energy, Inc. 39,213 747,170
CGI, Inc., Class A
(b)
5,801 590,567
Constellation Software, Inc. 556 1,176,823
Dollarama, Inc. 8,438 556,828
Enbridge, Inc. 59,006 2,173,304
Fairfax Financial Holdings Ltd. 640 511,533
First Quantum Minerals Ltd. 16,521 490,892
Fortis, Inc. 14,589 623,018
Franco-Nevada Corp. 5,560 812,805
George Weston Ltd. 1,798 207,427
Great-West Lifeco, Inc. 8,362 252,655
Hydro One Ltd.
(c)
9,545 269,762
Imperial Oil Ltd. 5,021 270,991
Intact Financial Corp. 5,044 746,531
Loblaw Cos. Ltd. 4,089 363,467
Magna International, Inc. 7,926 510,696
Manulife Financial Corp. 54,435 1,090,147
National Bank of Canada 10,015 785,830
Nutrien Ltd. 13,904 959,891
Pembina Pipeline Corp. 16,717 530,245
Power Corp. of Canada 15,365 436,115
Restaurant Brands International, Inc. 9,061 694,935
Rogers Communications, Inc., Class B 11,202 491,399
Royal Bank of Canada 40,582 4,030,606
Shopify, Inc., Class A
(b)
34,182 2,313,339
Sun Life Financial, Inc. 16,451 867,388
Suncor Energy, Inc. 37,748 1,183,273
TC Energy Corp. 29,985 1,076,612
Teck Resources Ltd., Class B 13,221 588,404
TELUS Corp. 12,568 224,195
Thomson Reuters Corp. 4,021 543,771
Toronto-Dominion Bank (The) 53,481 3,533,301
Tourmaline Oil Corp., Class Common
Subscription Receipt 9,416 488,881
Waste Connections, Inc. 7,481 1,058,451
Wheaton Precious Metals Corp. 13,311 597,971
WSP Global, Inc. 3,480 480,260
47,777,463
Chile – 0.0%
Antofagasta PLC 5,850 126,264
China – 0.1%
Wuxi Biologics Cayman, Inc.
(b)(c)
101,000 571,134
Denmark – 2.6%
AP Moller - Maersk A/S, Class A 101 203,665
AP Moller - Maersk A/S, Class B 147 303,056
Carlsberg A/S, Class B 2,766 415,966
Coloplast A/S, Class B 3,268 407,285
Danske Bank A/S 20,105 478,435
DSV A/S 5,262 1,056,401
Genmab A/S
(b)
1,929 795,367
Novo Nordisk A/S, Class B 46,347 7,488,970

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Denmark – 2.6% (continued)
Orsted A/S
(c)
5,245 458,752
Tryg A/S 8,984 177,971
Vestas Wind Systems A/S
(b)
28,557 767,401
12,553,269
Finland – 0.9%
Elisa OYJ 4,116 215,287
Fortum OYJ 12,066 163,764
Kone OYJ, Class B 11,807 607,149
Neste OYJ 12,663 467,154
Nokia OYJ 157,763 622,362
Nordea Bank Abp 93,203 1,056,256
Sampo OYJ, Class A 13,293 587,566
Stora ENSO OYJ, Class A 616 7,980
Stora ENSO OYJ, Class R 16,781 206,388
UPM-Kymmene OYJ 16,045 532,481
4,466,387
France – 10.7%
Aeroports de Paris 900 124,632
Air Liquide SA 15,276 2,751,395
Airbus SE 17,925 2,647,870
AXA SA 55,354 1,707,021
BNP Paribas SA 33,227 2,198,794
Bollore SE 27,071 171,621
Capgemini SE 4,627 840,981
Carrefour SA 16,009 321,066
Cie de Saint-Gobain 15,075 1,021,854
CIE Generale des Etablissements Michelin SCA 19,935 654,324
Credit Agricole SA 37,254 463,565
Danone SA 18,595 1,138,469
Dassault Aviation SA 677 131,893
Dassault Systemes SE 19,612 840,817
Edenred 7,233 471,147
Engie SA 53,782 884,240
EssilorLuxottica SA 8,640 1,742,689
Hermes International 991 2,203,278
Kering SA 2,045 1,180,567
Legrand SA 7,447 748,157
L'Oreal SA 7,205 3,361,841
LVMH Moet Hennessy Louis Vuitton SE 7,585 7,092,513
Orange SA 55,804 632,739
Pernod Ricard SA 5,945 1,314,862
Publicis Groupe SA 6,836 553,368
Safran SA 10,243 1,704,852
Sanofi 33,348 3,569,783
Sartorius Stedim Biotech 594 186,323
Schneider Electric SE 16,597 2,965,168
Societe Generale SA 22,136 603,194
Sodexo SA 2,460 253,163
Thales SA 2,870 430,188
TotalEnergies SE 68,095 4,148,811
Veolia Environnement SA 18,630 607,998
Vinci SA 15,478 1,822,226
51,491,409
Germany – 6.7%
adidas AG 5,239 1,062,830
Allianz SE 11,802 2,828,868
BASF SE 26,928 1,447,952
Bayer AG 28,678 1,680,227
Bayerische Motoren Werke AG 8,998 1,099,812
Beiersdorf AG 2,656 344,962
Daimler Truck Holding AG 14,334 539,704
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Germany – 6.7% (continued)
Deutsche Bank AG 57,297 636,781
Deutsche Boerse AG 5,530 1,062,723
Deutsche Telekom AG 99,461 2,175,884
DHL Group 28,244 1,454,878
E.ON SE 65,270 827,938
Fresenius SE & Co. KGaA 11,070 348,214
Hannover Rueck SE 1,778 380,598
Henkel AG & Co. KGaA 2,752 192,794
Infineon Technologies AG 37,032 1,633,182
Mercedes-Benz Group AG 22,359 1,790,712
Merck KGaA 3,761 662,640
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen 3,866 1,460,315
RWE AG 18,962 818,072
SAP SE 31,729 4,351,853
Siemens AG 21,825 3,729,301
Siemens Energy AG
(b)
14,447 245,140
Siemens Healthineers AG
(c)
8,403 489,362
Symrise AG, Class A 3,615 396,100
Vonovia SE 23,953 560,934
32,221,776
Hong Kong – 2.2%
AIA Group Ltd. 339,200 3,366,469
Budweiser Brewing Co. APAC Ltd.
(c)
44,700 108,330
CK Asset Holdings Ltd. 53,000 305,820
CK Hutchison Holdings Ltd. 75,000 462,577
CLP Holdings Ltd. 50,500 410,867
Galaxy Entertainment Group Ltd.
(b)
63,000 457,230
Hang Seng Bank Ltd. 20,300 308,976
Henderson Land Development Co. Ltd. 32,000 98,478
Hong Kong & China Gas Co. Ltd. 287,507 245,896
Hong Kong Exchanges & Clearing Ltd. 35,000 1,462,167
Jardine Matheson Holdings Ltd. 7,200 355,536
Link REIT
(a)
70,203 392,932
MTR Corp. Ltd. 43,500 199,966
Prudential PLC 78,075 1,087,430
Sun Hung Kai Properties Ltd. 45,500 569,136
Techtronic Industries Co. Ltd. 54,500 615,324
Wharf Real Estate Investment Co. Ltd. 41,000 219,492
10,666,626
Ireland – 0.8%
CRH PLC 21,678 1,294,958
Experian PLC 27,549 1,066,570
Flutter Entertainment PLC
(b)
4,324 862,426
James Hardie Industries PLC, CDI
(b)
12,816 375,496
Kerry Group PLC, Class A 4,538 452,104
4,051,554
Israel – 0.4%
Azrieli Group Ltd. 1,383 78,971
Bank Hapoalim BM 32,620 290,973
Bank Leumi Le-Israel BM 46,381 371,818
Elbit Systems Ltd. 671 143,041
ICL Group Ltd. 18,094 120,506
Mizrahi Tefahot Bank Ltd. 3,611 130,891
Nice Ltd.
(b)
1,849 401,176
Teva Pharmaceutical Industries Ltd.
(b)
31,850 267,326
1,804,702
Italy – 2.0%
Assicurazioni Generali SpA 33,590 717,730
Davide Campari-Milano NV 16,486 222,300
ENEL SpA 224,584 1,553,039

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Italy – 2.0% (continued)
ENI SpA 70,356 1,076,994
Ferrari NV 3,696 1,187,460
FinecoBank Banca Fineco SpA 18,256 284,108
Infrastrutture Wireless Italiane SpA
(c)
11,764 148,057
Intesa Sanpaolo SpA 464,993 1,347,828
Moncler SpA 5,676 411,280
Nexi SpA
(b)(c)
21,537 186,973
Poste Italiane SpA
(c)
11,021 126,312
Prysmian SpA 7,660 306,150
Recordati Industria Chimica e Farmaceutica
SpA 2,765 143,129
Snam SpA 54,611 287,930
Terna Rete Elettrica Nazionale SpA 41,080 348,210
UniCredit SpA 56,057 1,421,527
9,769,027
Japan – 21.8%
Advantest Corp. 5,100 700,855
AEON Co. Ltd. 24,600 532,931
AGC, Inc. 6,600 238,581
Aisin Corp. 4,800 155,912
Ajinomoto Co., Inc. 15,500 604,050
ANA Holdings, Inc.
(b)
4,800 115,068
Asahi Group Holdings Ltd. 14,200 559,185
Asahi Kasei Corp. 43,700 297,854
Astellas Pharma, Inc. 50,700 742,408
Bandai Namco Holdings, Inc. 19,800 447,897
Bridgestone Corp. 18,000 746,579
Canon, Inc. 30,000 775,549
Capcom Co. Ltd. 4,300 193,694
Central Japan Railway Co. 6,300 804,128
Chubu Electric Power Co., Inc. 22,300 279,770
Chugai Pharmaceutical Co. Ltd. 18,500 550,911
Dai Nippon Printing Co. Ltd. 8,300 235,949
Daifuku Co. Ltd. 11,300 241,382
Dai-ichi Life Holdings, Inc. 27,300 558,278
Daiichi Sankyo Co. Ltd. 55,900 1,710,285
Daikin Industries Ltd. 8,700 1,756,778
Daito Trust Construction Co. Ltd. 1,900 204,469
Daiwa House Industry Co. Ltd. 20,100 546,356
Daiwa Securities Group, Inc. 45,400 246,076
Denso Corp. 14,200 987,544
Dentsu Group, Inc. 7,000 234,122
Disco Corp. 2,500 468,750
East Japan Railway Co. 11,200 634,809
Eisai Co. Ltd. 8,800 555,946
ENEOS Holdings, Inc. 81,800 296,732
FANUC Corp. 28,100 859,930
Fast Retailing Co. Ltd. 5,300 1,326,492
Fujifilm Holdings Corp. 12,100 702,342
Fujitsu Ltd. 5,000 646,995
Hamamatsu Photonics KK 3,700 178,281
Hankyu Hanshin Holdings, Inc. 7,500 249,208
Hitachi Ltd. 27,300 1,786,567
Honda Motor Co. Ltd. 48,500 1,540,544
Hoya Corp. 10,500 1,221,600
Idemitsu Kosan Co. Ltd. 6,000 126,689
INPEX Corp. 31,100 401,117
Isuzu Motors Ltd. 19,500 252,808
ITOCHU Corp. 42,600 1,724,029
Japan Airlines Co. Ltd. 3,200 69,279
Japan Exchange Group, Inc. 15,400 268,319
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Japan – 21.8% (continued)
Japan Post Bank Co. Ltd. 37,300 310,571
Japan Post Holdings Co. Ltd. 63,900 467,287
Japan Tobacco, Inc. 31,400 696,820
JFE Holdings, Inc. 16,900 273,221
Kajima Corp. 13,300 210,246
Kansai Electric Power Co., Inc. (The) 24,100 317,194
KAO Corp. 14,100 536,094
KDDI Corp. 45,700 1,346,748
Keyence Corp. 5,600 2,513,063
Kikkoman Corp. 6,000 345,608
Kintetsu Group Holdings Co. Ltd. 5,900 198,120
Kirin Holdings Co. Ltd. 25,700 380,309
Kobe Bussan Co. Ltd. 4,100 109,310
Komatsu Ltd. 28,600 797,934
Konami Group Corp. 3,000 168,264
Kose Corp. 900 88,176
Kubota Corp. 31,200 470,921
Kyocera Corp. 9,700 521,867
Kyowa Kirin Co. Ltd. 6,300 120,431
Lasertec Corp. 2,100 317,409
M3, Inc. 11,500 264,108
Makita Corp. 8,400 235,718
Marubeni Corp. 49,100 868,615
MatsukiyoCocokara & Co. 3,900 228,241
MEIJI Holdings Co. Ltd. 7,600 175,878
Minebea Mitsumi, Inc. 12,500 231,208
Misumi Group, Inc. 8,000 146,087
Mitsubishi Chemical Group Corp. 43,300 258,892
Mitsubishi Corp. 42,000 2,147,593
Mitsubishi Electric Corp. 62,400 900,777
Mitsubishi Estate Co. Ltd. 38,400 469,459
Mitsubishi HC Capital, Inc. 22,800 150,828
Mitsubishi Heavy Industries Ltd. 9,600 454,797
Mitsubishi UFJ Financial Group, Inc. 345,000 2,782,728
Mitsui & Co. Ltd. 44,600 1,739,362
Mitsui Fudosan Co. Ltd. 28,200 579,263
Mitsui OSK Lines Ltd. 10,200 263,830
Mizuho Financial Group, Inc. 73,460 1,242,946
MonotaRO Co. Ltd. 7,600 92,860
MS&AD Insurance Group Holdings, Inc. 13,000 484,206
Murata Manufacturing Co. Ltd. 18,200 1,066,406
NEC Corp. 7,300 369,059
Nexon Co. Ltd. 12,100 230,835
Nidec Corp. 15,700 934,066
Nintendo Co. Ltd. 34,300 1,557,116
Nippon Building Fund, Inc.
(a)
57 239,105
Nippon Paint Holdings Co. Ltd. 29,000 265,752
Nippon Sanso Holdings Corp. 6,800 164,257
Nippon Steel Corp. 28,000 639,696
Nippon Telegraph & Telephone Corp. 878,500 1,007,233
Nippon Yusen KK 13,800 334,899
Nissan Chemical Corp. 4,300 193,119
Nissan Motor Co. Ltd. 67,400 295,539
Nissin Foods Holdings Co. Ltd. 2,200 185,811
Nitori Holdings Co. Ltd. 2,300 282,563
Nitto Denko Corp. 4,400 312,781
Nomura Holdings, Inc. 89,100 367,801
Nomura Research Institute Ltd. 11,900 337,619
NTT Data Group Corp. 16,900 234,980
OBIC Co. Ltd. 1,700 278,428
Olympus Corp. 35,200 573,908
Omron Corp. 6,400 343,333

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Japan – 21.8% (continued)
ONO Pharmaceutical Co. Ltd. 12,700 232,538
Oracle Corp. Japan 900 63,193
Oriental Land Co. Ltd. 34,300 1,315,702
ORIX Corp. 32,400 622,779
Osaka Gas Co. Ltd. 12,400 195,321
Otsuka Corp. 3,100 129,101
Otsuka Holdings Co. Ltd. 16,200 595,756
Pan Pacific International Holdings Corp. 15,900 314,352
Panasonic Holdings Corp. 67,700 838,626
Rakuten Group, Inc. 45,000 175,813
Recruit Holdings Co. Ltd. 49,000 1,701,274
Renesas Electronics Corp.
(b)
41,000 795,154
Resona Holdings, Inc. 65,600 357,549
ROHM Co. Ltd. 2,300 215,301
Secom Co. Ltd. 6,600 442,834
Sekisui House Ltd. 18,400 375,434
Seven & i Holdings Co. Ltd. 22,900 949,815
SG Holdings Co. Ltd. 15,400 224,854
Shimadzu Corp. 7,900 239,702
Shimano, Inc. 2,200 333,685
Shin-Etsu Chemical Co. Ltd. 58,100 1,913,358
Shionogi & Co. Ltd. 7,700 321,484
Shiseido Co. Ltd. 11,200 491,104
SMC Corp. 1,700 887,211
SoftBank Corp. 81,800 908,505
SoftBank Group Corp. 29,000 1,478,167
Sompo Holdings, Inc. 10,400 460,490
Sony Group Corp. 36,800 3,448,705
Subaru Corp. 16,600 313,879
Sumitomo Corp. 36,500 782,767
Sumitomo Electric Industries Ltd. 22,400 286,937
Sumitomo Metal Mining Co. Ltd. 7,900 273,231
Sumitomo Mitsui Financial Group, Inc. 39,900 1,879,861
Sumitomo Mitsui Trust Holdings, Inc. 10,300 400,676
Sumitomo Realty & Development Co. Ltd. 13,200 353,598
Suntory Beverage & Food Ltd. 3,700 131,797
Suzuki Motor Corp. 13,800 553,340
Sysmex Corp. 4,900 331,943
T&D Holdings, Inc. 16,900 274,887
Takeda Pharmaceutical Co. Ltd. 45,200 1,381,005
TDK Corp. 11,400 436,246
Terumo Corp. 21,300 697,257
TIS, Inc. 6,100 154,690
Toho Co. Ltd. 3,300 128,674
Tokio Marine Holdings, Inc. 57,700 1,323,510
Tokyo Electron Ltd. 13,500 2,018,634
Tokyo Gas Co. Ltd. 11,800 267,842
Tokyu Corp. 17,400 220,990
TOPPAN, Inc. 10,100 237,572
Toray Industries, Inc. 42,800 239,545
Toshiba Corp. 11,900 384,355
Toyota Industries Corp. 6,200 447,720
Toyota Motor Corp. 365,900 6,144,689
Toyota Tsusho Corp. 7,100 414,516
Trend Micro, Inc. 4,100 193,630
Unicharm Corp. 12,900 478,212
West Japan Railway Co. 7,500 308,435
Yakult Honsha Co. Ltd. 4,300 239,060
Yamaha Corp. 4,900 189,682
Yamaha Motor Co. Ltd. 9,900 289,865
Yamato Holdings Co. Ltd. 9,900 185,486
Yaskawa Electric Corp. 8,100 351,809
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Japan – 21.8% (continued)
Z Holdings Corp. 71,200 198,346
ZOZO, Inc. 2,100 40,971
104,481,807
Luxembourg – 0.2%
ArcelorMittal SA 15,312 444,002
Eurofins Scientific SE 3,476 239,835
Tenaris SA 12,877 214,809
898,646
Macau – 0.1%
Sands China Ltd.
(b)
72,000 274,661
Netherlands – 4.6%
ABN AMRO Bank NV, CVA
(c)
12,223 208,346
Adyen NV
(b)(c)
903 1,682,366
Argenx SE
(b)
1,614 813,237
Asm International NV 1,347 642,691
ASML Holding NV 11,692 8,407,504
EXOR NV 3,184 298,183
Ferrovial SE 14,234 473,007
Heineken Holding NV 2,883 236,968
Heineken NV 6,690 657,501
ING Groep NV 102,500 1,500,788
JDE Peet's NV 2,983 90,248
Koninklijke Ahold Delhaize NV 27,415 948,654
Koninklijke KPN NV 94,382 342,568
Koninklijke Philips NV
(b)
26,147 545,086
Prosus NV 33,742 2,679,673
Stellantis NV 63,147 1,298,044
Universal Music Group NV 21,361 549,457
Wolters Kluwer NV 7,232 910,588
22,284,909
New Zealand – 0.1%
Auckland International Airport Ltd.
(b)
37,080 193,845
Fisher & Paykel Healthcare Corp. Ltd. 17,224 263,375
Meridian Energy Ltd. 32,982 115,871
573,091
Norway – 0.7%
Adevinta ASA, Class B
(b)
8,531 63,204
AKER BP ASA 8,107 227,027
AutoStore Holdings Ltd.
(b)(c)
27,899 69,744
DNB Bank ASA 25,312 523,179
Equinor ASA 30,848 940,397
Gjensidige Forsikring ASA 6,905 109,344
Kongsberg Gruppen ASA 2,607 113,232
Mowi ASA 12,030 211,965
Norsk Hydro ASA 39,661 260,316
Orkla ASA 22,543 178,446
Telenor ASA 17,684 189,662
Var Energi ASA 16,105 49,191
Yara International ASA 4,425 181,260
3,116,967
Poland – 0.2%
Allegro.eu SA
(b)(c)
12,466 110,223
Dino Polska SA
(b)(c)
1,401 156,528
Polski Koncern Naftowy ORLEN SA 15,077 269,828
Powszechna Kasa Oszczednosci Bank Polski
SA 26,033 264,983
Santander Bank Polska SA
(b)
1,067 106,150
907,712

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Portugal – 0.1%
EDP - Energias de Portugal SA 91,448 428,510
Jeronimo Martins SGPS SA 8,052 219,812
648,322
Russia – 0.0%
Evraz PLC
(b),(d)
2,845 0
Singapore – 1.2%
CapitaLand Ascendas REIT
(a)
94,596 200,192
CapitaLand Integrated Commercial Trust
(a)
162,254 249,283
CapitaLand Investment Ltd. 66,800 171,050
DBS Group Holdings Ltd. 52,163 1,345,914
Genting Singapore Ltd. 159,600 112,987
Jardine Cycle & Carriage Ltd. 2,600 67,125
Keppel Corp. Ltd. 38,000 211,207
Oversea-Chinese Banking Corp. Ltd. 113,919 1,141,077
Singapore Airlines Ltd. 37,200 210,962
Singapore Exchange Ltd. 25,400 185,746
Singapore Technologies Engineering Ltd. 45,300 127,255
Singapore Telecommunications Ltd. 212,600 425,904
United Overseas Bank Ltd. 43,300 981,571
Wilmar International Ltd. 88,600 257,566
5,687,839
Spain – 2.3%
Aena SME SA
(c)
1,976 316,774
Amadeus IT Group SA 13,099 941,925
Banco Bilbao Vizcaya Argentaria SA 176,314 1,401,585
Banco Santander SA 489,645 1,988,564
CaixaBank SA 119,023 481,478
Cellnex Telecom SA
(c)
16,617 680,443
EDP Renovaveis SA 9,107 174,411
Endesa SA 8,071 173,390
Iberdrola SA 171,535 2,147,521
Industria de Diseno Textil SA 32,450 1,245,421
Naturgy Energy Group SA 4,519 138,212
Repsol SA 38,852 595,423
Telefonica SA 161,828 691,747
10,976,894
Sweden – 2.7%
ALFA Laval AB 8,334 312,421
ASSA Abloy AB, Class B 28,751 692,268
Atlas Copco AB, Class A 71,860 1,023,787
Atlas Copco AB, Class B 46,594 576,245
Beijer Ref AB, Class B
(e)
9,953 135,643
Boliden AB 7,068 208,593
Epiroc AB, Class A 16,909 338,100
Epiroc AB, Class B 12,763 217,180
EQT AB 8,332 199,349
Essity AB, Class A 1,432 35,570
Essity AB, Class B 16,979 421,587
Evolution AB
(c)
5,340 659,654
H & M Hennes & Mauritz AB, Class B 20,830 350,487
Hexagon AB, Class B 61,840 600,008
Industrivarden AB, Class A 4,430 125,975
Industrivarden AB, Class C 5,839 165,654
Indutrade AB 8,152 171,380
Investment AB Latour, Class B 2,740 55,282
Investor AB, Class A 15,156 308,240
Investor AB, Class B 53,996 1,104,586
Lifco AB, Class B 6,860 138,604
Nibe Industrier AB, Class B 42,214 380,619
Sagax AB, Class B 4,871 108,430
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
Sweden – 2.7% (continued)
Sagax AB, Class D 2,208 5,558
Sandvik AB 32,109 653,334
Skandinaviska Enskilda Banken AB, Class A 47,265 573,747
Skandinaviska Enskilda Banken AB, Class C 130 1,658
SKF AB, Class A 689 13,246
SKF AB, Class B 10,242 195,531
Svenska Cellulosa AB SCA, Class A 1,182 15,704
Svenska Cellulosa AB SCA, Class B 17,691 235,375
Svenska Handelsbanken AB, Class A 41,800 367,577
Svenska Handelsbanken AB, Class B 3,366 36,775
Swedbank AB, Class A 25,382 466,092
Telefonaktiebolaget LM Ericsson, Class A 467 2,533
Telefonaktiebolaget LM Ericsson, Class B 91,109 458,601
Telia Co. AB 58,020 124,958
Volvo AB, Class A 4,437 100,754
Volvo AB, Class B 47,215 1,042,707
Volvo Car AB, Class B
(b)
18,986 93,959
12,717,771
Switzerland – 10.1%
ABB Ltd. 49,683 1,997,980
Alcon, Inc. 14,590 1,246,171
Chocoladefabriken Lindt & Spruengli AG 3 366,153
Chocoladefabriken Lindt & Spruengli AG, PC 27 332,030
CIE Financiere Richemont SA, Class A 15,166 2,454,623
DSM-Firmenich AG 6,045 669,823
EMS-Chemie Holding AG 202 169,178
Geberit AG 992 564,634
Givaudan SA 223 756,067
Glencore PLC 285,947 1,742,260
Holcim AG 16,525 1,155,234
Kuehne + Nagel International AG 1,675 526,354
Lonza Group AG 2,167 1,262,927
Nestle SA 76,699 9,456,756
Novartis AG 69,753 7,328,149
Partners Group Holding AG 636 717,550
Roche Holding AG 20,451 6,384,081
Roche Holding AG, BR 720 240,042
Schindler Holding AG 496 115,353
Schindler Holding AG, PC 1,137 277,020
SGS SA 4,125 401,817
Sika AG 4,400 1,374,032
Sonova Holding AG 1,429 399,761
STMicroelectronics NV 19,129 1,025,532
Straumann Holding AG 3,484 579,360
Swatch Group AG (The) 1,184 71,435
Swatch Group AG (The), BR 920 295,470
Swiss Life Holding AG 918 585,419
Swiss RE AG 8,089 848,232
Swisscom AG 714 461,586
UBS Group AG 107,805 2,397,118
Zurich Insurance Group AG 4,403 2,137,374
48,339,521
United Kingdom – 11.4%
3i Group PLC 28,240 718,345
Anglo American PLC 38,045 1,171,881
Ashtead Group PLC 13,176 976,829
Associated British Foods PLC 9,158 241,555
AstraZeneca PLC 44,965 6,471,591
Aviva PLC 76,186 380,729
BAE Systems PLC 85,998 1,030,591
Barclays PLC 413,355 824,146

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.2% (continued)
United Kingdom – 11.4% (continued)
BP PLC 531,753 3,304,598
British American Tobacco PLC 65,553 2,206,017
BT Group PLC, Class A
(e)
186,032 292,018
CNH Industrial NV 27,047 390,948
Coca-Cola Europacific Partners PLC 5,285 335,016
Compass Group PLC 51,830 1,351,751
Diageo PLC 66,590 2,910,919
GSK PLC 117,222 2,088,310
Haleon PLC 151,116 653,881
HSBC Holdings PLC 589,094 4,898,695
Imperial Brands PLC 26,583 629,166
Legal & General Group PLC 165,371 496,617
Lloyds Banking Group PLC 1,894,570 1,095,360
London Stock Exchange Group PLC 11,070 1,205,264
National Grid PLC 110,628 1,468,236
NatWest Group PLC 149,354 469,464
Reckitt Benckiser Group PLC 21,452 1,611,363
RELX PLC 57,583 1,941,142
Rentokil Initial PLC 74,008 604,664
Rio Tinto PLC 30,190 2,000,470
Shell PLC 206,687 6,292,012
SSE PLC 29,186 632,944
Standard Chartered PLC 67,333 647,504
Tesco PLC 206,629 685,919
Unilever PLC 76,607 4,130,929
Vodafone Group PLC 802,832 768,837
54,927,711
Total Common Stocks (cost $441,093,320) 476,399,097
Preferred Stocks – 0.3%
Germany – 0.3%
Bayerische Motoren Werke AG, 8.68% 1,547 174,317
Henkel AG & Co. KGaA, 2.66% 4,947 382,783
Sartorius AG, 0.39% 747 309,098
Volkswagen AG, 23.19% 5,460 725,760
1,591,958
Total Preferred Stocks (cost $1,599,637) 1,591,958
Investment Companies – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.30%
(f)(g)
(cost $163,047) 163,047 163,047
Investment of Cash Collateral for Securities Loaned – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.30%
(f)(g)
(cost $669,796) 669,796 669,796
Total Investments (cost $443,525,800) 99.7% 478,823,898
Cash and Receivables (Net) 0.3% 1,318,769
Net Assets 100.0% 480,142,667
BR—Bearer Shares
CDI—CREST Depositary Interest
CVA—Dutch Certificates
PC—Participation Certificate
REIT—Real Estate Investment Trust

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statements of Investments
(a)
Investment in a real estate investment trust.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, these securities were valued at $6,242,760 or 1.30% of net assets.
(d)
The fund held Level 3 securities at July 31, 2023. These securities were valued at $0 or 0.00% of net assets.
(e)
Security, or portion thereof, on loan. At July 31, 2023, the value of the fund’s securities on loan was $423,571 and the value of the collateral was $1,120,311, consisting of cash collateral of
$669,796 and U.S. Government & Agency securities valued at $450,515. In addition, the value of collateral may include pending sales that are also on loan.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)
The rate shown is the 1-day yield as of July 31, 2023.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
MSCI EAFE Index 10 9/15/2023 1,064,277 1,102,900 38,623
S&P/TSX 60 Index 1 9/14/2023 182,138
*
188,414 6,276
Gross Unrealized Appreciation 44,899
*
Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

STATEMENT OF INVESTMENTS
July 31, 2023 (Unaudited)
BNY Mellon Emerging Markets Equity ETF
Description Shares Value ($)
Common Stocks – 96.9%
Brazil – 3.3%
Ambev SA 67,925 211,469
B3 SA - Brasil Bolsa Balcao 87,413 274,162
Banco Bradesco SA 16,280 50,821
Banco BTG Pactual SA 17,626 125,756
Banco do Brasil SA 21,280 215,750
BB Seguridade Participacoes SA 9,696 63,471
Centrais Eletricas Brasileiras SA 18,934 153,715
CPFL Energia SA 2,724 20,586
Energisa S/A 3,914 41,279
Itausa SA 13,988 29,228
JBS S/A 10,205 40,266
Localiza Rent A Car SA 13,303 187,840
Petroleo Brasileiro SA 56,648 414,525
Raia Drogasil SA 16,940 103,626
Rede D'Or Sao Luiz SA
(a)
12,557 94,949
Rumo SA 17,080 83,478
Suzano SA 11,755 118,809
Telefonica Brasil SA 6,190 55,029
Vale SA 54,191 790,016
WEG SA 21,900 183,825
3,258,600
Chile – 0.4%
Banco de Chile 652,952 72,645
Banco de Credito e Inversiones SA 1,149 34,490
Banco Santander Chile 943,504 50,339
Cencosud SA 19,828 42,584
Cia SUD Americana de Vapores SA 232,263 17,568
Empresas COPEC SA 5,383 41,262
Enel Americas SA
(b)
291,210 39,337
Falabella SA 11,162 30,847
Latam Airlines Group SA
(b)
1,250,860 11,965
Quinenco SA 3,225 11,217
352,254
China – 27.9%
360 Security Technology, Inc., Class A
(b)
9,300 15,446
37 Interactive Entertainment Network
Technology Group Co. Ltd., Class A 2,700 10,155
AECC Aviation Power Co. Ltd., Class A 3,400 19,239
Agricultural Bank of China Ltd., Class A 197,300 99,937
Agricultural Bank of China Ltd., Class H 505,000 183,255
Alibaba Group Holding Ltd.
(b)
230,180 2,877,730
Aluminum Corp. of China Ltd., Class A 16,400 14,618
Aluminum Corp. of China Ltd., Class H 58,000 28,633
Anhui Conch Cement Co. Ltd., Class A 4,100 15,570
Anhui Conch Cement Co. Ltd., Class H 16,500 49,614
Anhui Gujing Distillery Co. Ltd., Class A 500 19,037
Anhui Gujing Distillery Co. Ltd., Class B 1,600 29,894
Anhui Yingjia Distillery Co. Ltd., Class A 700 6,837
Anjoy Foods Group Co. Ltd., Class A 300 6,473
ANTA Sports Products Ltd. 18,600 217,752
Asymchem Laboratories Tianjin Co. Ltd., Class
A 340 5,928
Asymchem Laboratories Tianjin Co. Ltd., Class
H
(a)
340 4,316
Avary Holding Shenzhen Co. Ltd., Class A 2,900 9,946
Baidu, Inc., Class A
(b)
33,950 665,618
Bank of Beijing Co. Ltd., Class A 23,100 15,095
Bank of Chengdu Co. Ltd., Class A 3,800 7,518
Bank of China Ltd., Class A 88,900 48,637
Bank of China Ltd., Class H 1,183,000 438,390
Bank of Communications Co. Ltd., Class A 40,400 32,900
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.9% (continued)
China – 27.9% (continued)
Bank of Communications Co. Ltd., Class H 329,000 198,277
Bank of Hangzhou Co. Ltd., Class A 7,200 12,351
Bank of Jiangsu Co. Ltd., Class A 16,100 16,265
Bank of Nanjing Co. Ltd., Class A 13,600 16,308
Bank of Ningbo Co. Ltd., Class A 7,300 29,744
Bank of Shanghai Co. Ltd., Class A 17,200 14,849
Baoshan Iron & Steel Co. Ltd., Class A 30,700 27,578
Beijing Kingsoft Office Software, Inc., Class A 498 28,291
Beijing New Building Materials PLC, Class A 2,700 10,703
Beijing Shiji Information Technology Co. Ltd.,
Class A
(b)
3,290 6,408
Beijing Tongrentang Co. Ltd., Class A 2,000 14,281
Beijing Wantai Biological Pharmacy
Enterprise Co. Ltd., Class A 866 8,391
Beijing Yanjing Brewery Co. Ltd., Class A 3,200 5,064
Bilibili, Inc., Class Z
(b)
3,700 67,845
Bloomage Biotechnology Corp. Ltd., Class A 336 4,580
BOE Technology Group Co. Ltd., Class A 46,600 27,581
BOE Technology Group Co. Ltd., Class B 5,800 2,358
BYD Co. Ltd., Class A 2,400 91,342
BYD Co. Ltd., Class H 13,000 459,410
BYD Electronic International Co. Ltd. 11,000 42,174
Cambricon Technologies Corp. Ltd., Class A
(b)
460 10,556
CGN Power Co. Ltd., Class A 14,100 6,136
CGN Power Co. Ltd., Class H
(a)
184,000 45,064
Changchun High & New Technology Industry
Group, Inc., Class A 500 10,509
China CITIC Bank Corp. Ltd., Class H 135,000 65,088
China Coal Energy Co. Ltd., Class A 5,100 5,994
China Coal Energy Co. Ltd., Class H 32,000 23,101
China Construction Bank Corp., Class A 13,200 11,377
China Construction Bank Corp., Class H 1,464,000 850,388
China CSSC Holdings Ltd., Class A 5,400 25,222
China Eastern Airlines Corp. Ltd., Class A
(b)
20,300 13,890
China Eastern Airlines Corp. Ltd., Class H
(b)
32,000 12,433
China Energy Engineering Corp. Ltd., Class A 43,800 15,015
China Energy Engineering Corp. Ltd., Class H 76,000 9,745
China Everbright Bank Co. Ltd., Class A 49,700 21,697
China Everbright Bank Co. Ltd., Class H 65,000 19,337
China Feihe Ltd.
(a)
57,000 34,717
China Galaxy Securities Co. Ltd., Class A 3,200 6,085
China Galaxy Securities Co. Ltd., Class H 59,500 34,638
China Greatwall Technology Group Co. Ltd.,
Class A 3,600 6,171
China Hongqiao Group Ltd. 31,000 29,773
China International Capital Corp. Ltd., Class A 3,200 17,870
China International Capital Corp. Ltd., Class
H
(a)
18,400 40,487
China Jushi Co. Ltd., Class A 3,800 7,891
China Life Insurance Co. Ltd., Class H 111,000 193,571
China Longyuan Power Group Corp. Ltd., Class
H 50,000 48,021
China Merchants Bank Co. Ltd., Class A 27,000 134,344
China Merchants Bank Co. Ltd., Class H 47,500 234,190
China Merchants Energy Shipping Co. Ltd.,
Class A 10,500 9,388
China Merchants Expressway Network &
Technology Holdings Co. Ltd., Class A 4,100 5,266
China Merchants Securities Co. Ltd., Class A 9,900 20,723
China Merchants Securities Co. Ltd., Class H
(a)
7,200 7,275
China Merchants Shekou Industrial Zone
Holdings Co. Ltd., Class A 9,000 17,945

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.9% (continued)
China – 27.9% (continued)
China Minsheng Banking Corp. Ltd., Class A 45,500 25,593
China Minsheng Banking Corp. Ltd., Class H 100,000 38,083
China National Nuclear Power Co. Ltd., Class A 22,400 22,912
China National Software & Service Co. Ltd.,
Class A 990 7,210
China Northern Rare Earth Group High-Tech
Co. Ltd., Class A 3,800 13,123
China Oilfield Services Ltd., Class A 3,000 6,376
China Oilfield Services Ltd., Class H 24,000 28,312
China Pacific Insurance Group Co. Ltd., Class A 8,700 36,398
China Pacific Insurance Group Co. Ltd., Class H 34,800 93,262
China Petroleum & Chemical Corp., Class A 45,900 39,820
China Petroleum & Chemical Corp., Class H 372,000 207,496
China Railway Group Ltd., Class A 24,300 27,303
China Railway Group Ltd., Class H 67,000 43,901
China Railway Signal & Communication Corp.
Ltd., Class A 19,574 16,433
China Railway Signal & Communication Corp.
Ltd., Class H
(a)
10,000 3,654
China Resources Microelectronics Ltd., Class A 1,675 13,441
China Resources Mixc Lifestyle Services Ltd.
(a)
9,000 43,276
China Resources Pharmaceutical Group Ltd.
(a)
28,000 21,722
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd., Class A 1,000 7,012
China Shenhua Energy Co. Ltd., Class A 9,300 36,931
China Shenhua Energy Co. Ltd., Class H 52,000 155,359
China Southern Airlines Co. Ltd., Class A
(b)
11,700 11,443
China Southern Airlines Co. Ltd., Class H
(b)
36,000 22,481
China Three Gorges Renewables Group Co.
Ltd., Class A 33,700 25,416
China Tourism Group Duty Free Corp. Ltd.,
Class A 2,300 40,476
China Tourism Group Duty Free Corp. Ltd.,
Class H
(a)
1,200 19,126
China Tower Corp. Ltd., Class H
(a)
690,000 77,859
China Vanke Co. Ltd., Class A 10,500 22,405
China Vanke Co. Ltd., Class H 35,300 49,700
China Yangtze Power Co. Ltd., Class A 30,000 90,083
China Zhenhua Group Science & Technology
Co. Ltd., Class A 600 7,501
China Zheshang Bank Co. Ltd., Class A 16,800 6,535
China Zheshang Bank Co. Ltd., Class H 31,000 9,103
Chongqing Brewery Co. Ltd., Class A 700 8,902
Chongqing Changan Automobile Co. Ltd., Class
A 10,486 23,520
Chongqing Changan Automobile Co. Ltd., Class
B 13,750 7,052
Chongqing Rural Commercial Bank Co. Ltd.,
Class A 8,500 4,674
Chongqing Rural Commercial Bank Co. Ltd.,
Class H 40,000 14,772
CITIC Ltd. 97,000 108,957
CITIC Pacific Special Steel Group Co. Ltd., Class
A 6,500 15,225
CITIC Securities Co. Ltd., Class A 15,435 52,049
CITIC Securities Co. Ltd., Class H 21,500 46,095
CMOC Group Ltd., Class A 13,600 11,741
CMOC Group Ltd., Class H 69,000 46,008
CNPC Capital Co. Ltd., Class A 11,900 12,322
COSCO Shipping Energy Transportation Co.
Ltd., Class A 3,700 7,600
COSCO Shipping Energy Transportation Co.
Ltd., Class H 18,000 19,896
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.9% (continued)
China – 27.9% (continued)
COSCO Shipping Holdings Co. Ltd., Class H 52,000 54,876
Country Garden Holdings Co. Ltd.
(b)
169,000 34,239
CSC Financial Co. Ltd., Class A 3,600 13,399
CSPC Pharmaceutical Group Ltd. 123,760 102,992
Dali Foods Group Co. Ltd.
(a)
36,000 16,757
Daqin Railway Co. Ltd., Class A 17,700 17,733
Datang International Power Generation Co.
Ltd., Class A
(b)
9,400 4,117
Datang International Power Generation Co.
Ltd., Class H 42,000 7,486
Dongfang Electric Corp. Ltd., Class A 3,300 8,884
Dongfang Electric Corp. Ltd., Class H 4,800 6,401
Eastroc Beverage Group Co. Ltd., Class A 100 2,568
Ecovacs Robotics Co. Ltd., Class A 700 7,742
ENN Energy Holdings Ltd. 11,200 134,638
ENN Natural Gas Co. Ltd., Class A 3,800 9,783
Everbright Securities Co. Ltd., Class A 4,000 10,265
Everbright Securities Co. Ltd., Class H
(a)
7,800 6,011
Flat Glass Group Co. Ltd., Class A 1,100 5,395
Flat Glass Group Co. Ltd., Class H 6,000 17,811
Focus Media Information Technology Co. Ltd.,
Class A 20,300 21,161
Foshan Haitian Flavouring & Food Co. Ltd.,
Class A 6,382 41,346
Fosun International Ltd. 34,500 25,083
Foxconn Industrial Internet Co. Ltd., Class A 17,800 55,616
Full Truck Alliance Co. Ltd., ADR
(b)(c)
9,626 72,099
Fuyao Glass Industry Group Co. Ltd., Class A 300 1,590
Fuyao Glass Industry Group Co. Ltd., Class H
(a)
11,600 51,465
Ganfeng Lithium Co. Ltd., Class A 1,000 8,372
Ganfeng Lithium Co. Ltd., Class H
(a)
6,760 43,254
G-bits Network Technology Xiamen Co. Ltd.,
Class A 100 6,034
GD Power Development Co. Ltd., Class A 20,400 10,533
Gemdale Corp., Class A 7,600 9,177
Genscript Biotech Corp.
(b)
16,000 40,950
GF Securities Co. Ltd., Class A 5,100 11,689
GF Securities Co. Ltd., Class H 18,800 29,989
GigaDevice Semiconductor Beijing, Inc., Class
A 780 12,527
GoerTek, Inc., Class A 3,600 9,017
Goldwind Science & Technology Co. Ltd., Class
A 3,200 5,015
Goldwind Science & Technology Co. Ltd., Class
H 15,000 10,271
Gongniu Group Co. Ltd., Class A 400 5,681
Gotion High-tech Co. Ltd., Class A
(b)
3,100 11,946
Great Wall Motor Co. Ltd., Class A 3,400 14,063
Great Wall Motor Co. Ltd., Class H 35,000 47,393
Gree Electric Appliances Inc. of Zhuhai, Class A 6,900 37,422
Greenland Holdings Corp. Ltd., Class A
(b)
16,500 7,480
Guangdong Haid Group Co. Ltd., Class A 1,600 11,274
Guanghui Energy Co. Ltd., Class A 7,200 7,173
Guangxi Guiguan Electric Power Co. Ltd., Class
A 3,800 2,951
Guangzhou Automobile Group Co. Ltd., Class A 7,200 11,787
Guangzhou Automobile Group Co. Ltd., Class H 42,000 26,281
Guangzhou Baiyun International Airport Co.
Ltd., Class A
(b)
3,100 6,238
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd., Class A 2,200 9,808

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.9% (continued)
China – 27.9% (continued)
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd., Class H 2,000 5,988
Guangzhou Kingmed Diagnostics Group Co.
Ltd., Class A 500 5,037
Guangzhou Shiyuan Electronic Technology Co.
Ltd., Class A 800 6,912
Guangzhou Tinci Materials Technology Co.
Ltd., Class A 2,500 12,880
Guosen Securities Co. Ltd., Class A 9,900 13,423
Guotai Junan Securities Co. Ltd., Class A 11,900 25,942
Guotai Junan Securities Co. Ltd., Class H
(a)
6,800 8,475
H World Group Ltd.
(b)
20,700 98,076
Haidilao International Holding Ltd.
(a)
19,000 53,233
Haier Smart Home Co. Ltd., Class A 7,000 24,193
Haier Smart Home Co. Ltd., Class H 34,800 113,565
Hainan Airlines Holding Co. Ltd., Class A
(b)
54,200 12,665
Hainan Airport Infrastructure Co. Ltd., Class
A
(b)
14,500 8,643
Haitong Securities Co. Ltd., Class A 13,400 19,406
Haitong Securities Co. Ltd., Class H 41,600 29,018
Hangzhou First Applied Material Co. Ltd.,
Class A 2,428 11,877
Hangzhou Oxygen Plant Group Co. Ltd., Class A 1,000 4,770
Hangzhou Silan Microelectronics Co. Ltd.,
Class A 900 3,857
Hansoh Pharmaceutical Group Co. Ltd.
(a)
16,000 25,850
Henan Shuanghui Investment & Development
Co. Ltd., Class A 3,600 12,714
Hengli Petrochemical Co. Ltd., Class A
(b)
6,200 13,499
Hengtong Optic-electric Co. Ltd., Class A 2,800 6,022
Hongta Securities Co. Ltd., Class A 4,300 4,898
Hoshine Silicon Industry Co. Ltd., Class A 700 7,050
Hoyuan Green Energy Co. Ltd., Class A 279 1,980
Hua Hong Semiconductor Ltd.
(a),(b)
8,000 27,081
Huadian Power International Corp. Ltd., Class
A 10,000 7,948
Huadian Power International Corp. Ltd., Class
H 24,000 10,617
Huadong Medicine Co. Ltd., Class A 1,800 10,938
Hualan Biological Engineering, Inc., Class A 2,600 8,378
Huaneng Lancang River Hydropower, Inc.,
Class A 10,200 10,019
Huaneng Power International, Inc., Class A
(b)
13,300 16,004
Huaneng Power International, Inc., Class H
(b)
54,000 29,913
Huatai Securities Co. Ltd., Class A 9,800 23,256
Huatai Securities Co. Ltd., Class H
(a)
21,800 30,972
Huaxia Bank Co. Ltd., Class A 15,100 12,255
Huayu Automotive Systems Co. Ltd., Class A 3,400 9,386
Huizhou Desay Sv Automaotive Co. Ltd., Class
A 1,000 21,765
Humanwell Healthcare Group Co. Ltd., Class A 2,000 6,327
Hundsun Technologies, Inc., Class A 2,200 12,658
Iflytek Co. Ltd., Class A 3,100 27,275
Industrial & Commercial Bank of China Ltd.,
Class A 122,800 81,961
Industrial & Commercial Bank of China Ltd.,
Class H 1,071,000 521,856
Industrial Bank Co. Ltd., Class A 25,100 58,511
Industrial Securities Co. Ltd., Class A 13,000 12,678
Inner Mongolia BaoTou Steel Union Co. Ltd.,
Class A
(b)
44,500 11,768
Inner Mongolia Yili Industrial Group Co. Ltd.,
Class A 7,600 30,478
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.9% (continued)
China – 27.9% (continued)
Innovent Biologics, Inc.
(a),(b)
17,500 77,641
Inspur Electronic Information Industry Co.
Ltd., Class A 1,900 12,152
JA Solar Technology Co. Ltd., Class A 3,976 18,498
JD Health International, Inc.
(a),(b)
16,850 121,643
JD Logistics, Inc.
(a),(b)
27,800 46,911
JD.com, Inc., Class A 36,666 751,308
Jiangsu Changjiang Electronics Technology Co.
Ltd., Class A 2,100 9,694
Jiangsu Eastern Shenghong Co. Ltd., Class A 6,200 10,896
Jiangsu Expressway Co. Ltd., Class H 18,000 16,457
Jiangsu Hengli Hydraulic Co. Ltd., Class A 1,944 19,509
Jiangsu Hengrui Medicine Co. Ltd., Class A 7,840 48,904
Jiangsu King's Luck Brewery JSC Ltd., Class A 1,700 14,546
Jiangsu Pacific Quartz Co. Ltd., Class A 400 5,749
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd.,
Class A 2,100 43,089
Jiangsu Zhongtian Technology Co. Ltd., Class A 3,700 8,149
Jiangxi Copper Co. Ltd., Class A 3,500 9,790
Jiangxi Copper Co. Ltd., Class H 17,000 28,425
Jinduicheng Molybdenum Co. Ltd., Class A 3,300 5,315
Jinko Solar Co. Ltd. 5,470 9,514
Juneyao Airlines Co. Ltd., Class A
(b)
3,000 7,644
KE Holdings, Inc., Class A
(b)
30,700 181,081
Kingdee International Software Group Co.
Ltd.
(b)
41,000 71,289
Kingnet Network Co. Ltd., Class A
(b)
2,500 5,247
Kingsoft Corp. Ltd. 14,400 61,579
Kuaishou Technology
(a),(b)
29,500 254,196
Kuang-Chi Technologies Co. Ltd., Class A 3,200 6,716
Kweichow Moutai Co. Ltd., Class A 1,600 421,020
LB Group Co. Ltd., Class A 3,600 9,571
Lenovo Group Ltd. 110,000 126,098
Levima Advanced Materials Corp., Class A 1,300 4,444
Li Auto, Inc., Class A
(b)
17,000 361,637
Li Ning Co. Ltd. 35,000 210,933
Lingyi iTech Guangdong Co, Class A 7,600 6,540
Longfor Group Holdings Ltd.
(a)
27,000 71,839
LONGi Green Energy Technology Co. Ltd.,
Class A 9,336 38,994
Luxshare Precision Industry Co. Ltd., Class A 9,100 41,153
Luzhou Laojiao Co. Ltd., Class A 1,800 60,727
Meituan, Class B
(a),(b)
71,470 1,340,744
Metallurgical Corp. of China Ltd., Class A 24,000 14,071
Metallurgical Corp. of China Ltd., Class H 37,000 9,299
Ming Yang Smart Energy Group Ltd., Class A 2,600 6,559
Miniso Group Holding Ltd. 7,200 37,437
Montage Technology Co. Ltd., Class A 1,140 9,239
Muyuan Foods Co. Ltd., Class A 6,820 42,418
NARI Technology Co. Ltd., Class A 9,444 32,137
NAURA Technology Group Co. Ltd., Class A 600 23,829
NetEase, Inc. 27,500 597,696
New China Life Insurance Co. Ltd., Class A 3,400 21,608
New China Life Insurance Co. Ltd., Class H 13,100 37,795
New Hope Liuhe Co. Ltd., Class A
(b)
6,200 10,853
New Oriental Education & Technology Group,
Inc.
(b)
22,600 132,870
Ninestar Corp., Class A 1,700 7,969
Ningbo Deye Technology Co. Ltd., Class A 440 7,709
Ningbo Tuopu Group Co. Ltd., Class A 1,200 12,328
Ningbo Zhoushan Port Co. Ltd., Class A 16,300 8,119

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.9% (continued)
China – 27.9% (continued)
Ningxia Baofeng Energy Group Co. Ltd., Class
A 7,200 14,266
NIO, Inc., Class A
(b)
21,350 318,113
Nongfu Spring Co. Ltd., Class H
(a)
26,200 152,187
Oppein Home Group, Inc., Class A 600 9,027
Orient Securities Co. Ltd., Class A 6,792 10,264
Orient Securities Co. Ltd., Class H
(a)
14,800 9,242
People's Insurance Co. Group of China Ltd.
(The), Class H 135,000 51,759
Perfect World Co. Ltd., Class A 2,500 5,251
PetroChina Co. Ltd., Class H 322,000 234,934
Picc Property & Casualty Co. Ltd., Class H 106,000 123,687
Ping An Bank Co. Ltd., Class A 22,300 38,442
Ping An Insurance Group Co. of China Ltd.,
Class A 13,500 99,360
Ping An Insurance Group Co. of China Ltd.,
Class H 93,000 670,785
Poly Developments and Holdings Group Co.
Ltd., Class A 13,300 26,482
Postal Savings Bank of China Co. Ltd., Class A 47,700 34,640
Postal Savings Bank of China Co. Ltd., Class H
(a)
120,000 73,551
Power Construction Corp. of China Ltd., Class
A 19,700 16,539
Pylon Technologies Co. Ltd., Class A 213 5,282
Qi An Xin Technology Group, Inc., Class A
(b)
909 6,449
Qingdao Port International Co. Ltd., Class H
(a)
11,000 5,825
Quinghai Salt Lake Industry Co. Ltd., Class A
(b)
6,900 19,309
Rongsheng Petro Chemical Co. Ltd., Class A 13,300 23,653
SAIC Motor Corp. Ltd., Class A 13,900 30,127
Sanan Optoelectronics Co. Ltd., Class A 6,000 14,247
Sany Heavy Industry Co. Ltd., Class A 10,400 25,830
Satellite Chemical Co. Ltd., Class A 3,642 8,210
SDIC Capital Co. Ltd., Class A 7,100 7,828
Seres Group Co. Ltd., Class A
(b)
2,200 13,911
SF Holding Co. Ltd., Class A 5,700 39,679
Shaanxi Coal Industry Co. Ltd., Class A 10,900 24,769
Shandong Gold Mining Co. Ltd., Class A 3,400 11,603
Shandong Gold Mining Co. Ltd., Class H
(a)
12,400 24,709
Shandong Hualu Hengsheng Chemical Co. Ltd.,
Class A 3,100 14,670
Shandong Nanshan Aluminum Co. Ltd., Class A 19,400 8,795
Shandong Weigao Group Medical Polymer Co.
Ltd., Class H 36,400 46,861
Shanghai Aiko Solar Energy Co. Ltd., Class A 1,700 6,128
Shanghai Bairun Investment Holding Group
Co. Ltd., Class A
(b)
1,200 6,209
Shanghai Baosight Software Co. Ltd., Class A 2,328 15,642
Shanghai Baosight Software Co. Ltd., Class B 8,820 22,756
Shanghai Electric Group Co. Ltd., Class A
(b)
13,500 9,010
Shanghai Electric Group Co. Ltd., Class H
(b)
60,000 14,618
Shanghai Fosun Pharmaceutical Group Co.
Ltd., Class A
(b)
3,000 13,307
Shanghai Fosun Pharmaceutical Group Co.
Ltd., Class H 8,000 21,029
Shanghai Fudan Microelectronics Group Co.
Ltd., Class A 799 6,208
Shanghai Fudan Microelectronics Group Co.
Ltd., Class H 3,000 7,982
Shanghai International Airport Co. Ltd., Class
A
(b)
3,300 21,887
Shanghai International Port Group Co. Ltd.,
Class A 24,000 18,201
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.9% (continued)
China – 27.9% (continued)
Shanghai Jinjiang International Hotels Co. Ltd.,
Class A 1,100 7,659
Shanghai Jinjiang International Hotels Co. Ltd.,
Class B 3,100 6,116
Shanghai Junshi Biosciences Co. Ltd., Class A
(b)
864 4,920
Shanghai Junshi Biosciences Co. Ltd., Class
H
(a),(b)
3,400 10,834
Shanghai M&G Stationery, Inc., Class A 1,100 6,888
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class A 3,400 9,567
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H 13,100 23,718
Shanghai Pudong Development Bank Co. Ltd.,
Class A 31,100 33,072
Shanghai Putailai New Energy Technology Co.
Ltd., Class A 2,330 12,842
Shanghai RAAS Blood Products Co. Ltd., Class
A 8,500 8,480
Shanghai Rural Commercial Bank Co. Ltd.,
Class A 4,400 3,632
Shanxi Coking Coal Energy Group Co. Ltd.,
Class A 6,600 8,385
Shanxi Lu'an Environmental Energy
Development Co. Ltd., Class A 3,400 7,774
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A 1,660 55,462
Shede Spirits Co. Ltd., Class A 400 8,631
Shengyi Technology Co. Ltd., Class A 3,100 6,910
Shennan Circuits Co. Ltd., Class A 600 6,425
Shenwan Hongyuan Group Co. Ltd., Class A 30,300 21,368
Shenwan Hongyuan Group Co. Ltd., Class H
(a)
27,200 5,790
Shenzhen Overseas Chinese Town Co. Ltd.,
Class A
(b)
10,900 7,489
Shenzhen Salubris Pharmaceuticals Co. Ltd.,
Class A 1,200 5,392
Shenzhen Transsion Holdings Co. Ltd., Class A 832 14,288
Shenzhou International Group Holdings Ltd. 11,800 124,148
Shijiazhuang Yiling Pharmaceutical Co. Ltd.,
Class A 2,100 7,331
Sichuan Chuantou Energy Co. Ltd., Class A 6,300 12,747
Sichuan Kelun Pharmaceutical Co. Ltd., Class A 1,800 6,956
Sichuan Road and Bridge Group Co. Ltd., Class
A 9,160 12,663
Silergy Corp. 4,600 48,303
Skshu Paint Co. Ltd., Class A
(b)
600 6,869
Smoore International Holdings Ltd.
(a)
29,000 32,314
Spring Airlines Co. Ltd., Class A
(b)
1,100 9,412
StarPower Semiconductor Ltd., Class A 100 3,064
Sunny Optical Technology Group Co. Ltd. 10,600 102,688
Suzhou Dongshan Precision Manufacturing
Co. Ltd., Class A 2,200 6,914
TBEA Co. Ltd., Class A 5,720 13,110
TCL Technology Group Corp., Class A
(b)
18,300 10,985
Tencent Holdings Ltd. 90,500 4,112,634
Tencent Music Entertainment Group, Class A
(b)
19,200 66,719
Tianjin Zhonghuan Semiconductor Co. Ltd.,
Class A 4,550 18,520
Tianqi Lithium Corp., Class A 1,900 17,693
Tingyi Cayman Islands Holding Corp. 32,000 49,403
Tongwei Co. Ltd., Class A 5,000 24,347
Topchoice Medical Corp., Class A
(b)
400 6,453
Topsports International Holdings Ltd.
(a)
42,000 38,506
Trip.com Group Ltd.
(b)
8,050 321,434

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.9% (continued)
China – 27.9% (continued)
Tsingtao Brewery Co. Ltd., Class A 900 12,424
Tsingtao Brewery Co. Ltd., Class H 8,000 71,704
Unigroup Guoxin Microelectronics Co. Ltd.,
Class A 979 12,778
Unisplendour Corp. Ltd., Class A 3,500 13,360
Verisilicon Microelectronics Shanghai Co. Ltd.,
Class A
(b)
718 6,922
Vipshop Holdings Ltd., ADR
(b)
5,066 95,393
Wanhua Chemical Group Co. Ltd., Class A 3,800 51,980
Weichai Power Co. Ltd., Class A 15,200 28,074
Weichai Power Co. Ltd., Class H 23,000 33,916
Western Superconducting Technologies Co.
Ltd., Class A 784 5,804
Will Semiconductor Ltd., Class A 1,640 23,544
Wingtech Technology Co. Ltd., Class A 1,800 11,707
Wuliangye Yibin Co. Ltd., Class A 4,500 113,968
WUS Printed Circuit Kunshan Co. Ltd., Class A 2,300 7,058
Wuxi AppTec Co. Ltd., Class A 1,640 16,446
Wuxi AppTec Co. Ltd., Class H
(a)
7,600 71,676
XCMG Construction Machinery Co. Ltd., Class
A 14,100 13,949
Xinjiang Daqo New Energy Co. Ltd., Class A 1,254 7,233
Xinyi Solar Holdings Ltd. 66,266 71,375
XPeng, Inc., Class A
(b)
17,000 189,102
Yadea Group Holdings Ltd.
(a)
22,000 49,819
Yankuang Energy Group Co. Ltd., Class A 5,100 12,659
Yankuang Energy Group Co. Ltd., Class H 36,000 54,009
YongXing Special Materials Technology Co.
Ltd., Class A 630 4,774
Yonyou Network Technology Co. Ltd., Class A 3,500 9,241
YTO Express Group Co. Ltd., Class A 3,600 7,919
Yum China Holdings, Inc. 6,400 390,528
Yunnan Aluminium Co. Ltd., Class A 4,500 9,344
Yunnan Baiyao Group Co. Ltd., Class A 2,180 16,420
Yunnan Energy New Material Co. Ltd., Class
A
(b)
1,000 13,503
Zhangzhou Pientzehuang Pharmaceutical Co.
Ltd., Class A 700 28,402
Zhejiang Century Huatong Group Co. Ltd.,
Class A
(b)
9,000 6,662
Zhejiang China Commodities City Group Co.
Ltd., Class A 6,500 7,740
Zhejiang Chint Electrics Co. Ltd., Class A 3,200 12,676
Zhejiang Dahua Technology Co. Ltd., Class A 4,000 12,285
Zhejiang Huayou Cobalt Co. Ltd., Class A 1,750 12,324
Zhejiang Juhua Co. Ltd., Class A 3,200 6,681
Zhejiang NHU Co. Ltd., Class A 2,780 6,418
Zhejiang Sanhua Intelligent Controls Co. Ltd.,
Class A 4,200 16,367
Zhejiang Supcon Technology Co. Ltd., Class A 674 5,111
Zhejiang Supor Co. Ltd., Class A 700 4,898
Zhejiang Zheneng Electric Power Co. Ltd.,
Class A
(b)
14,500 9,779
Zheshang Securities Co. Ltd., Class A 5,600 8,510
Zhongjin Gold Corp. Ltd., Class A 5,000 7,444
Zhongsheng Group Holdings Ltd. 9,500 33,195
Zhongtai Securities Co. Ltd., Class A 9,900 10,694
Zhuzhou CRRC Times Electric Co. Ltd., Class A 5,271 33,189
Zhuzhou CRRC Times Electric Co. Ltd., Class H 800 3,180
Zijin Mining Group Co. Ltd., Class A 27,300 49,697
Zijin Mining Group Co. Ltd., Class H 82,000 140,475
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.9% (continued)
China – 27.9% (continued)
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class A 7,200 6,941
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class H 27,000 14,714
ZTE Corp., Class A 4,200 23,008
ZTE Corp., Class H 13,000 47,341
ZTO Express Cayman, Inc. 6,300 173,360
27,558,018
Colombia – 0.1%
Bancolombia SA 4,031 34,881
Ecopetrol SA 73,214 43,311
Grupo Nutresa SA 1,729 22,888
Interconexion Electrica SA ESP 6,431 28,454
129,534
Czech Republic – 0.1%
CEZ AS
(c)
2,538 112,707
Egypt – 0.1%
Commercial International Bank Egypt SAE 37,145 60,657
Greece – 0.3%
Eurobank Ergasias Services and Holdings SA
(b)
39,259 68,715
Hellenic Telecommunications Organization SA 3,059 48,398
Mytilineos SA 1,501 62,655
National Bank of Greece SA
(b)
7,696 53,117
OPAP SA 2,875 50,749
Public Power Corp. SA
(b)
3,020 35,828
319,462
Hong Kong – 1.6%
Alibaba Health Information Technology Ltd.
(b)
64,000 45,300
BOC Hong Kong Holdings Ltd. 53,000 161,065
Bosideng International Holdings Ltd. 52,000 23,737
C&D International Investment Group Ltd. 9,000 24,466
China Gas Holdings Ltd. 46,000 51,257
China Mengniu Dairy Co. Ltd. 46,000 173,709
China Merchants Port Holdings Co. Ltd. 20,000 27,441
China Overseas Land & Investment Ltd. 55,000 129,483
China Resources Beer Holdings Co. Ltd. 24,000 153,718
China Resources Gas Group Ltd. 13,700 47,255
China Resources Land Ltd. 44,000 203,675
China Resources Power Holdings Co. Ltd. 24,000 51,886
Chow Tai Fook Jewellery Group Ltd. 34,400 59,725
GCL Technology Holdings Ltd. 273,000 59,160
Geely Automobile Holdings Ltd. 76,000 109,731
Guangdong Investment Ltd. 46,000 39,755
Kunlun Energy Co. Ltd. 60,000 48,854
Orient Overseas International Ltd.
(c)
2,000 33,313
Sino Biopharmaceutical Ltd. 132,500 59,805
Want Want China Holdings Ltd. 72,000 50,131
Xinyi Glass Holdings Ltd. 40,000 66,062
1,619,528
Hungary – 0.2%
MOL Hungarian Oil & Gas PLC
(c)
7,112 56,317
OTP Bank NYRT 3,436 125,373
181,690
India – 15.7%
ABB India Ltd. 775 42,899
Adani Enterprises Ltd. 4,139 125,415
Adani Green Energy Ltd.
(b)
5,239 69,640
Adani Ports & Special Economic Zone Ltd. 11,235 106,253

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.9% (continued)
India – 15.7% (continued)
Adani Power Ltd.
(b)
11,685 38,828
Adani Total Gas Ltd. 3,750 30,260
Adani Transmission Ltd.
(b)
3,919 39,105
Adani Wilmar Ltd.
(b)
2,203 11,033
Ambuja Cements Ltd. 10,697 60,216
Apollo Hospitals Enterprise Ltd. 1,453 91,394
Asian Paints Ltd. 6,780 278,405
Avenue Supermarts Ltd.
(a),(b)
2,295 104,715
Axis Bank Ltd. 34,231 397,002
Bajaj Auto Ltd. 1,016 60,916
Bajaj Finance Ltd. 4,018 356,633
Bajaj Finserv Ltd. 5,832 113,330
Bajaj Holdings & Investment Ltd. 406 37,237
Bank of Baroda 15,785 38,806
Berger Paints India Ltd. 2,984 24,758
Bharat Electronics Ltd. 54,313 86,308
Bharat Petroleum Corp. Ltd. 13,066 59,970
Bharti Airtel Ltd. 36,689 396,961
Britannia Industries Ltd. 1,774 103,399
Canara Bank 7,158 29,968
Cholamandalam Investment and Finance Co.
Ltd. 5,991 82,462
Cipla Ltd. 8,104 115,773
Coal India Ltd. 31,123 86,748
Dabur India Ltd. 8,848 61,921
Divi's Laboratories Ltd. 1,909 85,513
DLF Ltd. 10,007 63,115
Dr. Reddy's Laboratories Ltd. 1,761 120,766
Eicher Motors Ltd. 2,098 85,847
Gail India Ltd. 38,843 56,246
Godrej Consumer Products Ltd.
(b)
5,928 74,665
Grasim Industries Ltd. 5,709 128,373
Havells India Ltd. 3,719 60,321
HCL Technologies Ltd. 15,765 214,043
HDFC Bank Ltd. 80,329 1,612,660
HDFC Life Insurance Co. Ltd.
(a)
13,693 107,689
Hindalco Industries Ltd. 21,216 119,327
Hindustan Aeronautics Ltd. 1,223 58,906
Hindustan Unilever Ltd. 13,520 420,943
ICICI Bank Ltd. 77,623 942,155
ICICI Lombard General Insurance Co. Ltd.
(a)
3,436 57,880
ICICI Prudential Life Insurance Co. Ltd.
(a)
5,515 38,857
Indian Oil Corp. Ltd. 56,740 64,674
Indusind Bank Ltd. 8,767 151,120
Infosys Ltd. 54,061 891,083
InterGlobe Aviation Ltd.
(a),(b)
1,475 46,500
ITC Ltd. 44,954 254,534
Jindal Steel & Power Ltd. 5,858 47,630
Jio Financial Services Ltd.
(b)
51,860 159,429
JSW Steel Ltd. 14,168 140,692
Kotak Mahindra Bank Ltd. 16,117 363,799
Larsen & Toubro Ltd. 10,325 336,600
LTImindtree Ltd.
(a)
1,401 83,323
Mahindra & Mahindra Ltd. 14,300 256,482
Marico Ltd. 7,497 51,094
Maruti Suzuki India Ltd. 1,999 238,687
Nestle India Ltd. 544 149,169
NTPC Ltd. 71,934 190,967
Oil & Natural Gas Corp. Ltd. 59,031 127,071
Pidilite Industries Ltd. 2,231 70,931
Power Grid Corp. of India Ltd. 52,379 169,430
Reliance Industries Ltd. 51,860 1,607,369
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.9% (continued)
India – 15.7% (continued)
SBI Cards & Payment Services Ltd. 3,871 40,257
SBI Life Insurance Co. Ltd.
(a)
6,807 106,112
Shree Cement Ltd. 133 38,984
Siemens Ltd. 1,345 65,133
SRF Ltd. 2,241 59,140
State Bank of India 26,888 202,750
Sun Pharmaceutical Industries Ltd. 16,133 224,277
Tata Consultancy Services Ltd. 15,375 639,582
Tata Consumer Products Ltd. 8,734 91,249
Tata Motors Ltd. 27,353 214,271
Tata Motors Ltd., Class A 5,911 29,775
Tata Power Co. Ltd. (The) 25,027 72,024
Tata Steel Ltd. 122,038 182,726
Tech Mahindra Ltd. 9,544 129,441
Titan Co. Ltd. 6,401 233,790
UltraTech Cement Ltd. 1,738 175,771
United Spirits Ltd.
(b)
4,522 55,851
Varun Beverages Ltd. 7,083 69,272
Vedanta Ltd. 16,406 55,053
Wipro Ltd. 23,661 116,523
15,500,226
Indonesia – 2.2%
Adaro Energy Indonesia Tbk PT 214,200 34,232
Astra International Tbk PT 308,900 140,316
Bank Central Asia Tbk PT 835,300 505,445
Bank Mandiri (Persero) Tbk PT 674,900 256,220
Bank Negara Indonesia (Persero) Tbk PT 111,300 65,503
Bank Rakyat Indonesia (Persero) Tbk PT 1,076,900 403,480
Barito Pacific Tbk PT 434,648 22,338
Bayan Resources Tbk PT 113,300 149,138
Chandra Asri Petrochemical Tbk PT 352,600 49,570
Charoen Pokphand Indonesia Tbk PT
(b)
104,200 35,758
Goto Gojek Tokopedia Tbk PT
(b)
14,727,600 110,359
Indofood CBP Sukses Makmur Tbk PT 31,000 23,024
Kalbe Farma Tbk PT 306,100 38,872
Merdeka Copper Gold Tbk PT
(b)
186,600 43,433
Sumber Alfaria Trijaya Tbk PT 281,200 50,348
Telekomunikasi Indonesia (Persero) Tbk PT 715,800 176,577
Trimegah Bangun Persada Tbk PT 136,200 8,490
Unilever Indonesia Tbk PT 88,300 22,543
United Tractors Tbk PT 22,400 40,886
Vale Indonesia Tbk PT 30,500 13,905
2,190,437
Ireland – 0.7%
PDD Holdings, Inc., ADR
(b)
8,145 731,584
Kuwait – 0.9%
Agility Public Warehousing Co. KSCP
(b)
24,402 50,059
Boubyan Bank KSCP 18,105 36,552
Kuwait Finance House KSCP 129,814 333,517
Mobile Telecommunications Co. KSCP 29,996 50,889
National Bank of Kuwait SAKP 121,012 379,074
850,091
Malaysia – 1.5%
Axiata Group BHD 68,900 40,799
Celcomdigi BHD 51,000 49,993
CIMB Group Holdings BHD 111,429 137,155
Genting BHD 30,300 28,963
Genting Malaysia BHD 57,300 33,041
Hong Leong Bank BHD 10,000 43,424
Hong Leong Financial Group BHD 5,400 21,916

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.9% (continued)
Malaysia – 1.5% (continued)
IHH Healthcare BHD 46,400 61,229
IOI Corp. BHD 50,400 46,611
Kuala Lumpur Kepong BHD 8,700 44,995
Malayan Banking BHD 104,999 210,045
Maxis BHD 35,500 31,807
MISC BHD 20,300 32,370
Mr DIY Group M BHD
(a)
55,750 18,175
Nestle Malaysia BHD 1,000 29,696
Petronas Chemicals Group BHD 44,800 69,053
Petronas Dagangan BHD 6,400 32,589
Petronas Gas BHD 10,900 41,289
PPB Group BHD 10,500 38,889
Press Metal Aluminium Holdings BHD 53,800 60,136
Public Bank BHD 224,400 207,529
RHB Bank BHD 58,117 73,339
Sime Darby Plantation BHD 50,700 51,161
Telekom Malaysia BHD 27,200 30,705
Tenaga Nasional BHD 40,500 86,227
1,521,136
Mexico – 2.0%
Arca Continental SAB de CV 6,807 68,472
Becle SAB de CV 6,543 17,150
Cemex SAB de CV
(b)
225,606 172,353
El Puerto de Liverpool SAB de CV, Series C 3,034 19,031
Fomento Economico Mexicano SAB de CV 27,992 317,955
GMexico Transportes SAB de CV
(a)
6,666 15,964
Grupo Aeroportuario del Pacifico SAB de CV,
Class B 5,695 108,632
Grupo Aeroportuario del Sureste SAB de CV,
Class B 2,795 79,500
Grupo Bimbo SAB de CV, Series A 20,378 106,182
Grupo Carso SAB de CV, Series A 6,916 55,150
Grupo Elektra SAB de CV 814 61,450
Grupo Financiero Banorte SAB de CV, Class O 37,032 352,040
Grupo Financiero Inbursa SAB de CV, Class O
(b)
29,360 71,684
Grupo Mexico SAB de CV, Series B 48,110 250,912
Wal-Mart de Mexico SAB de CV 76,208 318,246
2,014,721
Peru – 0.2%
Credicorp Ltd. 1,027 161,290
Philippines – 0.7%
Aboitiz Equity Ventures, Inc. 35,050 34,332
Aboitiz Power Corp. 19,100 12,536
ACEN Corp.
(b)
4,770 453
Ayala Corp. 3,770 42,213
Ayala Land, Inc. 88,000 43,900
Bank of The Philippine Islands 33,002 68,798
BDO Unibank, Inc. 31,464 83,121
Emperador, Inc. 33,400 12,740
International Container Terminal Services, Inc. 11,790 46,581
JG Summit Holdings, Inc. 44,422 34,818
Manila Electric Co. 4,440 28,778
Metropolitan Bank & Trust Co. 26,710 29,178
PLDT, Inc. 1,270 30,290
San Miguel Food and Beverage, Inc. 10,800 10,018
SM Investments Corp. 7,535 125,115
SM Prime Holdings, Inc. 170,400 103,621
Universal Robina Corp. 13,560 30,268
736,760
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.9% (continued)
Qatar – 0.8%
Commercial Bank PSQC (The) 47,760 82,006
Industries Qatar QSC 30,564 111,928
Masraf Al Rayan QSC 97,317 67,106
Mesaieed Petrochemical Holding Co. 69,811 37,399
Ooredoo QPSC 10,990 34,510
Qatar Islamic Bank SAQ 23,832 138,474
Qatar National Bank QPSC 68,061 317,493
788,916
Russia – 0.0%
Alrosa PJSC
(b),(d)
11,270 0
Gazprom PJSC
(b),(d)
67,050 0
LUKOIL PJSC
(d)
2,071 0
Magnitogorsk Iron & Steel Works PJSC
(b),(d)
5,210 0
MMC Norilsk Nickel PJSC
(b),(d)
341 0
Novatek PJSC
(d)
5,535 0
Novolipetsk Steel PJSC
(b),(d)
6,530 0
Phosagro PJSC
(d)
229 0
PIK Group PJSC
(b),(d)
401 0
Polyus PJSC
(b),(d)
181 0
Rosneft Oil Co. PJSC
(d)
13,131 0
Sberbank of Russia PJSC
(d)
59,440 0
Severstal PAO PJSC
(b),(d)
859 0
Surgutneftegas PJSC
(d)
45,300 0
Tatneft PJSC
(d)
7,934 0
United Co. RUSAL International PJSC, Class A
(d)
10,710 0
VTB Bank PJSC
(b),(d)
21,230,000 0
0
Saudi Arabia – 3.5%
ACWA Power Co. 1,994 98,010
Al Rajhi Bank 29,235 581,333
Alinma Bank 14,609 144,081
Almarai Co. JSC 4,050 74,380
Arabian Internet & Communications Services
Co. 443 43,100
Bank Albilad 7,370 85,947
Banque Saudi Fransi 8,919 101,277
Dr. Sulaiman Al Habib Medical Services Group
Co. 1,266 97,525
Elm Co. 376 68,172
Etihad Etisalat Co. 6,127 76,514
Riyad Bank 22,299 189,015
SABIC Agri-Nutrients Co. 3,472 133,453
Sahara International Petrochemical Co. 4,849 48,857
Saudi Arabian Mining Co.
(b)
18,177 215,124
Saudi Arabian Oil Co.
(a)
36,657 316,581
Saudi Awwal Bank 5,615 57,024
Saudi Basic Industries Corp. 13,533 309,142
Saudi Electricity Co. 13,191 78,901
Saudi National Bank (The) 44,078 452,929
Saudi Telecom Co. 27,338 308,970
3,480,335
Singapore – 0.0%
BOC Aviation Ltd.
(a)
3,000 25,081
South Africa – 2.8%
ABSA Group Ltd. 13,035 138,862
Anglo American Platinum Ltd. 816 40,857
AngloGold Ashanti Ltd. 6,291 139,590
Bid Corp. Ltd. 5,114 121,813
Capitec Bank Holdings Ltd. 1,435 144,713
FirstRand Ltd. 85,121 348,406

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.9% (continued)
South Africa – 2.8% (continued)
Gold Fields Ltd. 13,504 208,751
Impala Platinum Holdings Ltd. 12,373 89,751
Kumba Iron Ore Ltd. 912 25,057
MTN Group Ltd. 13,095 103,125
Naspers Ltd., Class N 3,262 644,579
Nedbank Group Ltd. 7,115 94,020
Sanlam Ltd. 27,429 101,441
Sasol Ltd. 8,766 122,481
Shoprite Holdings Ltd. 7,376 107,174
Sibanye Stillwater Ltd. 45,865 87,223
Standard Bank Group Ltd. 20,002 214,824
Vodacom Group Ltd. 12,260 81,328
2,813,995
South Korea – 12.3%
Amorepacific Corp. 410 36,251
Celltrion Healthcare Co. Ltd. 1,634 84,350
Celltrion, Inc. 1,593 183,214
Doosan Enerbility Co. Ltd.
(b)
6,138 84,222
Ecopro BM Co. Ltd. 811 266,590
Ecopro Co. Ltd. 295 279,343
Hana Financial Group, Inc. 4,344 133,934
Hanwha Solutions Corp.
(b)
1,613 47,897
HD Hyundai Heavy Industries Co. Ltd.
(b)
307 33,647
HMM Co. Ltd. 5,262 72,202
HYBE Co. Ltd.
(b)
275 56,633
Hyundai Glovis Co. Ltd. 336 45,946
Hyundai Mobis Co. Ltd. 976 178,408
Hyundai Motor Co. 2,187 336,290
Industrial Bank of Korea 5,073 41,351
Kakao Corp. 4,711 189,601
KakaoBank Corp. 4,659 95,033
Kakaopay Corp.
(b)
390 15,359
KB Financial Group, Inc. 5,635 225,462
KIA Corp. 4,081 264,778
Korea Electric Power Corp.
(b)
3,670 55,310
Korea Zinc Co. Ltd. 199 77,124
Korean Air Lines Co. Ltd. 2,555 49,310
Krafton, Inc.
(b)
539 72,648
KT Corp. 2,183 50,522
KT&G Corp. 1,628 105,498
L&F Co. Ltd. 355 71,716
LG Chem Ltd. 706 358,913
LG Corp. 2,038 133,506
LG Electronics, Inc. 1,637 139,215
LG Energy Solution
(b)
634 278,539
LG H&H Co. Ltd. 103 34,585
LG Innotek Co. Ltd. 206 42,666
Meritz Financial Group, Inc. 1,611 62,183
NAVER Corp. 2,328 414,589
NCSoft Corp. 220 47,723
POSCO Future M Co. Ltd. 469 193,907
POSCO Holdings, Inc. 1,123 565,619
Samsung Biologics Co. Ltd.
(a),(b)
300 180,285
Samsung C&T Corp. 1,307 105,922
Samsung Electro-Mechanics Co. Ltd. 923 105,287
Samsung Electronics Co. Ltd. 77,083 4,221,075
Samsung Fire & Marine Insurance Co. Ltd. 504 96,478
Samsung Life Insurance Co. Ltd. 1,404 76,883
Samsung SDI Co. Ltd. 825 430,412
Samsung SDS Co. Ltd. 627 63,111
Shinhan Financial Group Co. Ltd. 7,369 202,631
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.9% (continued)
South Korea – 12.3% (continued)
SK Holdings Co. Ltd. 579 69,408
SK Hynix, Inc. 8,112 785,330
SK Innovation Co. Ltd.
(b)
788 133,533
SK Square Co. Ltd.
(b)
1,644 57,266
SK Telecom Co. Ltd. 1,310 47,378
S-Oil Corp. 665 39,076
Woori Financial Group, Inc. 9,928 90,740
12,128,899
Taiwan – 13.9%
Accton Technology Corp. 8,000 97,243
Advantech Co. Ltd. 6,928 86,307
Airtac International Group 2,046 60,677
ASE Technology Holding Co. Ltd. 53,000 193,101
Asia Cement Corp. 37,000 47,447
Asustek Computer, Inc. 10,000 115,826
AUO Corp. 99,600 65,604
Catcher Technology Co. Ltd. 10,000 55,208
Cathay Financial Holding Co. Ltd. 142,836 207,937
Chailease Holding Co. Ltd. 24,026 159,019
Chang Hwa Commercial Bank Ltd. 83,185 49,895
China Development Financial Holding Corp.
(b)
252,000 100,635
China Steel Corp. 188,000 167,203
Chunghwa Telecom Co. Ltd. 59,000 217,778
CTBC Financial Holding Co. Ltd. 302,000 252,255
Delta Electronics, Inc. 29,000 337,279
E Ink Holdings, Inc. 14,000 100,234
E.Sun Financial Holding Co. Ltd. 242,714 199,645
Eclat Textile Co. Ltd. 3,000 51,740
Ememory Technology, Inc. 1,000 59,027
Eva Airways Corp. 37,000 43,268
Evergreen Marine Corp. Taiwan Ltd. 11,600 38,388
Far Eastern New Century Corp. 57,000 53,869
Far EasTone Telecommunications Co. Ltd. 26,000 58,740
Feng TAY Enterprise Co. Ltd. 7,600 51,269
First Financial Holding Co. Ltd. 160,659 148,510
Formosa Chemicals & Fibre Corp. 61,000 126,944
Formosa Petrochemical Corp. 26,000 66,352
Formosa Plastics Corp. 66,000 174,732
Fubon Financial Holding Co. Ltd. 120,891 251,964
Global Unichip Corp. 1,000 52,026
Globalwafers Co. Ltd. 3,000 49,067
Hon Hai Precision Industry Co. Ltd. 184,000 635,260
Hotai Motor Co. Ltd. 6,000 144,719
Hua Nan Financial Holdings Co. Ltd. 151,139 107,007
Largan Precision Co. Ltd. 1,152 79,729
Lite-On Technology Corp. 35,000 167,613
MediaTek, Inc. 25,000 548,900
Mega Financial Holding Co. Ltd. 169,425 216,994
Momo.com, Inc. 1,000 19,060
Nan Ya Plastics Corp. 87,000 193,785
Nan Ya Printed Circuit Board Corp. 2,000 15,783
Nanya Technology Corp. 20,000 46,012
Novatek Microelectronics Corp. 9,000 121,426
Pegatron Corp. 34,000 82,656
President Chain Store Corp. 7,000 62,145
Quanta Computer, Inc. 41,000 311,155
Realtek Semiconductor Corp. 7,000 95,890
Shanghai Commercial & Savings Bank Ltd.
(The) 70,686 99,079
Shin Kong Financial Holding Co. Ltd.
(b)
230,000 70,479
SinoPac Financial Holdings Co. Ltd. 175,583 104,199

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.9% (continued)
Taiwan – 13.9% (continued)
Taishin Financial Holding Co. Ltd. 201,216 116,850
Taiwan Cement Corp. 99,117 117,642
Taiwan Cooperative Financial Holding Co. Ltd. 146,642 137,186
Taiwan High Speed Rail Corp. 34,000 32,619
Taiwan Mobile Co. Ltd. 26,000 78,100
Taiwan Semiconductor Manufacturing Co. Ltd. 285,000 5,123,860
Unimicron Technology Corp. 21,000 123,288
Uni-President Enterprises Corp. 70,000 167,725
United Microelectronics Corp. 174,000 260,226
Vanguard International Semiconductor Corp. 11,000 27,057
Voltronic Power Technology Corp. 1,000 55,685
Walsin Lihwa Corp. 36,000 45,821
Wan HAI Lines Ltd. 22,590 36,229
Wistron Corp. 42,000 189,108
Wiwynn Corp. 1,049 59,415
Yageo Corp. 5,591 81,748
Yang Ming Marine Transport Corp. 28,000 41,430
Yuanta Financial Holding Co. Ltd. 188,699 146,509
13,701,578
Thailand – 1.8%
Advanced Info Service PCL, NVDR 16,100 106,302
Airports of Thailand PCL, NVDR
(b)
66,500 138,911
Asset World Corp. PCL, NVDR 139,300 18,232
Bangkok Bank PCL, NVDR 8,600 43,090
Bangkok Dusit Medical Services PCL, NVDR 58,800 49,388
Bangkok Expressway & Metro PCL, NVDR 122,300 32,515
Bank of Ayudhya PCL, NVDR 28,000 26,177
Berli Jucker PCL, NVDR 13,800 14,111
Bumrungrad Hospital PCL, NVDR 5,900 37,232
Central Pattana PCL, NVDR 20,200 40,130
Central Retail Corp. PCL, NVDR 45,300 54,592
Charoen Pokphand Foods PCL, NVDR 43,100 25,561
CP ALL PCL, NVDR 67,700 125,595
CP Axtra PCL, NVDR 22,200 22,376
Delta Electronics Thailand PCL, NVDR 67,100 221,518
Energy Absolute PCL, NVDR 25,700 46,552
Global Power Synergy PCL, NVDR 10,400 17,547
Gulf Energy Development PCL, NVDR 81,220 118,050
Home Product Center PCL, NVDR 64,800 26,883
Indorama Ventures PCL, NVDR 30,200 30,219
Intouch Holdings PCL, NVDR 17,700 39,817
Kasikornbank PCL, NVDR 17,200 63,315
Krung Thai Bank PCL, NVDR 60,700 36,354
Krungthai Card PCL, NVDR 17,300 23,755
Minor International PCL, NVDR 37,300 35,961
PTT Exploration & Production PCL, NVDR 20,700 96,458
PTT Global Chemical PCL, NVDR 24,500 28,273
PTT Oil & Retail Business PCL, NVDR 45,800 28,634
PTT PCL, NVDR 126,400 129,248
SCB X PCL, NVDR 13,100 43,056
SCG Packaging PCL, NVDR 17,200 20,351
Siam Cement PCL (The), NVDR 4,400 41,778
Thai Life Insurance PCL, NVDR 39,400 12,892
TMBThanachart Bank PCL, NVDR 659,700 33,150
1,828,023
Turkey – 0.8%
Akbank T.A.S. 45,627 47,344
Arcelik AS
(b)
3,991 22,885
Aselsan Elektronik Sanayi ve Ticaret AS 8,620 23,881
BIM Birlesik Magazalar AS 6,974 55,970
Coca-Cola Icecek AS 1,035 12,096
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.9% (continued)
Turkey – 0.8% (continued)
Enka Insaat ve Sanayi AS 27,476 34,306
Eregli Demir ve Celik Fabrikalari TAS
(b)
21,710 33,621
Ford Otomotiv Sanayi AS 976 34,420
Gubre Fabrikalari TAS
(b)
587 6,793
Haci OMER Sabanci Holding AS 20,349 43,529
Hektas Ticaret TAS
(b)
14,475 16,460
KOC Holding AS 15,828 79,355
Koza Altin Isletmeleri AS 13,167 13,692
Sasa Polyester Sanayi AS
(b)
15,056 34,080
Tofas Turk Otomobil Fabrikasi AS 1,561 17,508
Turk Hava Yollari AO
(b)
10,919 95,010
Turkcell Iletisim Hizmetleri AS 16,408 31,504
Turkiye Garanti Bankasi AS 9,629 15,699
Turkiye Is Bankasi AS, Class C 51,476 28,886
Turkiye Petrol Rafinerileri AS 14,187 54,479
Turkiye Sise ve CAM Fabrikalari AS 20,211 40,082
Yapi ve Kredi Bankasi AS 39,206 20,719
762,319
United Arab Emirates – 2.9%
Abu Dhabi Commercial Bank PJSC 44,479 106,322
Abu Dhabi Islamic Bank PJSC 22,078 67,561
Abu Dhabi National Oil Co. for Distribution
PJSC 42,175 44,781
Abu Dhabi Ports Co. PJSC
(b)
12,975 23,314
ADNOC Drilling Co. PJSC 39,633 42,513
Aldar Properties PJSC 56,516 79,549
Alpha Dhabi Holding PJSC
(b)
20,528 111,553
Americana Restaurants International PLC 37,138 38,826
Dubai Electricity & Water Authority PJSC 138,566 101,103
Dubai Islamic Bank PJSC 43,106 67,481
Emaar Properties PJSC 92,031 169,377
Emirates NBD Bank PJSC 37,326 172,756
Emirates Telecommunications Group Co. PJSC 52,966 323,012
Fertiglobe PLC 12,556 12,238
First Abu Dhabi Bank PJSC 67,463 268,893
International Holdings Co. PJSC
(b)
10,797 1,161,404
Multiply Group PJSC
(b)
48,361 42,528
2,833,211
United States – 0.2%
BeiGene Ltd.
(b)
12,900 215,036
Total Common Stocks (cost $90,896,790) 95,876,088
Preferred Stocks – 2.4%
Brazil – 1.5%
Banco Bradesco SA, 5.16% 85,467 299,140
Centrais Eletricas Brasileiras SA, Class B,
3.47% 3,773 34,652
Gerdau SA, 11.28% 16,079 98,968
Itau Unibanco Holding SA, 4.54% 73,188 440,323
Itausa SA, 5.43% 84,026 173,455
Petroleo Brasileiro SA, 15.10% 67,741 443,153
1,489,691
Chile – 0.2%
Sociedad Quimica y Minera de Chile SA, Class
B, 12.48% 2,138 156,663
Colombia – 0.0%
Bancolombia SA, 11.09% 6,904 52,986
Russia – 0.0%
Sberbank of Russia PJSC, 9.40%
(d)
4,890 0
Surgutneftegas PJSC, 1.69%
(d)
37,000 0

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statements of Investments
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Preferred Stocks – 2.4% (continued)
Russia – 0.0% (continued)
Tatneft PJSC, Series 3, 16.14%
(d)
266 0
0
South Korea – 0.7%
Amorepacific Corp., 1.85% 127 3,442
Hyundai Motor Co., 7.18% 505 42,947
Hyundai Motor Co., 7.21% 300 25,230
LG Chem Ltd., 2.64% 132 40,646
LG Electronics, Inc., 1.58% 309 11,830
LG H&H Co. Ltd., 2.12% 102 14,532
Samsung Electro-Mechanics Co. Ltd., 2.97% 62 3,303
Samsung Electronics Co. Ltd., 2.51% 12,312 554,434
Samsung Fire & Marine Insurance Co. Ltd.,
7.98% 67 9,099
Samsung SDI Co. Ltd., 0.35% 23 5,756
711,219
Total Preferred Stocks (cost $2,033,722) 2,410,559
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.30%
(e)(f)
(cost $160,746) 160,746 160,746
Investment of Cash Collateral for Securities Loaned – 0.3%
Registered Investment Companies – 0.3%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.30%
(e)(f)
(cost $258,024) 258,024 258,024
Total Investments (cost $93,349,282) 99.8% 98,705,417
Cash and Receivables (Net) 0.2% 182,400
Net Assets 100.0% 98,887,817
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, these securities were valued at $4,144,132 or 4.19% of net assets.
(b)
Non-income producing security.
(c)
Security, or portion thereof, on loan. At July 31, 2023, the value of the fund’s securities on loan was $247,701 and the value of the collateral was $258,024, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.
(d)
The fund held Level 3 securities at July 31, 2023. These securities were valued at $0 or 0.00% of net assets.
(e)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(f)
The rate shown is the 1-day yield as of July 31, 2023.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
MSCI Emerging Markets Index 16 9/15/2023 803,447 843,440 39,993

STATEMENT OF INVESTMENTS
July 31, 2023 (Unaudited)
BNY Mellon Core Bond ETF
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 0.4%
American Express Credit Account Master
Trust
Series 2022-2, Class A, 3.39%, 5/15/2027 250,000 241,734
Series 2022-3, Class A, 3.75%, 8/15/2027 100,000 97,015
Barclays Dryrock Issuance Trust
Series 2022-1, Class A, 3.07%, 2/15/2028 100,000 96,185
Series 2023-1, Class A, 4.72%, 2/15/2029 100,000 98,760
Capital One Multi-Asset Execution Trust
Series 2022-A1, Class A1, 2.80%,3/15/2027 40,000 38,360
Series 2022-A2, Class A, 3.49%, 5/15/2027 100,000 96,751
Series 2019-A3, Class A3, 2.06%,8/15/2028 40,000 36,593
CarMax Auto Owner Trust
Series 2021-4, Class A4, 0.82%, 4/15/2027 140,000 126,484
Series 2023-2, Class A3, 5.05%, 1/18/2028 30,000 29,751
Discover Card Execution Note Trust, Series
2022-A4, Class A, 5.03%, 10/15/2027 100,000 99,480
Ford Credit Auto Owner Trust
Series 2022-A, Class A3, 1.29%, 6/15/2026 30,000 28,894
Series 2022-B, Class A3, 3.74%, 9/15/2026 25,000 24,467
Harley-Davidson Motorcycle Trust, Series
2022-A, Class A3, 3.06%, 2/15/2027 25,000 24,365
John Deere Owner Trust, Series 2021-A, Class
A4, 0.62%, 12/15/2027 100,000 94,352
Nissan Auto Lease Trust, Series 2023-A, Class
A4, 4.80%, 7/15/2027 325,000 320,820
Oklahoma Development Finance Authority,
Series 2022-ONG, Class A1, 3.88%,
5/01/2037 92,582 88,632
Toyota Auto Receivables Owner Trust, Series
2023-A, Class A3, 4.63%, 9/15/2027 160,000 157,790
Volkswagen Auto Loan Enhanced Trust, Series
2021-1, Class A4, 1.26%, 10/20/2028 100,000 92,267
World Omni Auto Receivables Trust
Series 2022-B, Class A3, 3.25%, 7/15/2027 100,000 97,035
Series 2021-C, Class A4, 0.64%, 9/15/2027 100,000 91,590
Total Asset-Backed Securities (cost
$2,024,018) 1,981,325
Commercial Mortgage-Backed Securities – 0.9%
Bank Trust
Series 2019-BN16, Class A4, 4.01%,
2/15/2052 85,000 79,220
Series 2019-BN21, Class A5, 2.85%,
10/17/2052 50,000 42,926
Series 2021-BN31, Class A4, 2.04%,
2/15/2054 25,000 19,974
Series 2023-5YR1, Class A3, 6.26%,
4/15/2056 110,000 112,180
Series 2017-BNK6, Class A4, 3.25%,
7/15/2060 50,000 46,180
Series 2018-BN11, Class A2, 3.78%,
3/15/2061 190,000 175,123
Series 2019-BN18, Class A4, 3.58%,
5/15/2062 45,000 40,002
Series 2021-BN37, Class A4, 2.37%,
11/15/2064 100,000 80,851
Barclays Commercial Mortgage Trust, Series
2019-C4, Class A5, 2.92%, 8/15/2052 25,000 21,837
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Commercial Mortgage-Backed Securities – 0.9% (continued)
BBCMS Mortgage Trust
Series 2020-C6, Class A4, 2.64%, 2/15/2053 60,000 51,063
Series 2021-C9, Class A5, 2.30%, 2/15/2054 50,000 40,672
Series 2022-C18, Class A5, 5.71%,
12/15/2055 100,000 103,307
Benchmark Mortgage Trust
Series 2020-IG1, Class AS, 2.91%,
9/15/2043 50,000 39,663
Series 2018-B2, Class A4, 3.61%,
2/15/2051 50,000 45,549
Series 2018-B3, Class A3, 3.75%,
4/10/2051 175,000 169,049
Series 2021-B27, Class A5, 2.39%,
7/15/2054 120,000 94,878
Series 2022-B32, Class A5, 3.00%,
1/15/2055 150,000 122,430
Series 2022-B34, Class A5, 3.79%,
4/15/2055 100,000 86,709
Citigroup Commercial Mortgage Trust
Series 2015-GC35, Class A4, 3.82%,
11/10/2048 100,000 94,422
Series 2016-P4, Class AS, 3.08%, 7/10/2049 120,000 106,355
Series 2017-C4, Class A4, 3.47%,
10/12/2050 125,000 114,378
COMM Mortgage Trust
Series 2014-UBS6, Class AM, 4.05%,
12/10/2047 125,000 119,077
Series 2015-CR26, Class A3, 3.36%,
10/10/2048 85,903 81,405
Series 2015-LC23, Class A4, 3.77%,
10/10/2048 50,000 47,615
Series 2019-GC44, Class A5, 2.95%,
8/15/2057 200,000 172,545
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class C, 4.56%, 11/15/2048 108,000 95,210
Series 2018-CX11, Class A4, 3.77%,
4/15/2051 50,000 46,734
GS Mortgage Securities Trust
Series 2016-GS2, Class A4, 3.05%,
5/10/2049 100,000 92,840
Series 2017-GS8, Class A3, 3.21%,
11/10/2050 80,000 72,730
Series 2017-GS8, Class A4, 3.47%,
11/10/2050 25,000 22,850
Series 2020-GC45, Class AAB, 2.84%,
2/13/2053 330,000 300,792
JPMBB Commercial Mortgage Securities Trust
Series 2014-C24, Class A4A1, 3.37%,
11/15/2047 50,000 48,281
Series 2015-C32, Class A5, 3.60%,
11/15/2048 100,000 93,710
JPMCC Commercial Mortgage Securities
Trust, Series 2017-JP6, Class A4, 3.22%,
7/15/2050 100,000 92,755
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2016-C29, Class A4, 3.33%,
5/15/2049 150,000 140,315

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Commercial Mortgage-Backed Securities – 0.9% (continued)
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class A4, 3.59%,
3/15/2049 50,000 47,072
Series 2020-L4, Class A3, 2.70%, 2/15/2053 100,000 84,439
Series 2021-L5, Class A2, 1.52%, 5/15/2054 175,000 152,066
UBS Commercial Mortgage Trust
Series 2018-C8, Class A3, 3.72%, 2/15/2051 24,006 22,129
Series 2019-C16, Class A4, 3.60%,
4/15/2052 75,000 67,762
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class A5, 3.15%,
5/15/2048 95,000 90,108
Series 2015-C28, Class A4, 3.54%,
5/15/2048 60,000 57,330
Series 2016-C34, Class AS, 3.48%,
6/15/2049 100,000 89,789
Series 2017-C41, Class A3, 3.21%,
11/15/2050 250,000 229,386
Series 2017-C41, Class A4, 3.47%,
11/15/2050 10,000 9,138
Series 2019-C50, Class A5, 3.73%,
5/15/2052 150,000 136,342
Series 2020-C55, Class A5, 2.73%,
2/15/2053 100,000 84,839
Series 2016-NXS5, Class A5, 3.37%,
1/15/2059 50,000 46,713
WFRBS Commercial Mortgage Trust
Series 2014-C24, Class A5, 3.61%,
11/15/2047 30,000 28,916
Series 2014-C22, Class A5, 3.75%,
9/15/2057 10,000 9,680
Total Commercial Mortgage-Backed
Securities (cost $4,727,813) 4,269,336
Corporate Bonds – 25.0%
Basic Materials – 0.7%
Air Products & Chemicals, Inc.
2.05%, 5/15/2030 31,000 26,373
2.70%, 5/15/2040 50,000 37,283
2.80%, 5/15/2050 35,000 24,810
Albemarle Corp., 5.45%, 12/01/2044 50,000 46,737
Barrick PD Australia Finance Pty Ltd., 5.95%,
10/15/2039 50,000 51,587
BHP Billiton Finance USA Ltd., 4.13%,
2/24/2042 35,000 31,363
Celanese US Holdings LLC, 6.05%, 3/15/2025 100,000 99,909
Celulosa Arauco y Constitucion SA, 4.50%,
8/01/2024 75,000 73,750
CF Industries, Inc., 4.95%, 6/01/2043 46,000 39,863
Dow Chemical Co. (The), 4.38%, 11/15/2042 20,000 16,908
DuPont de Nemours, Inc.
4.49%, 11/15/2025 15,000 14,727
4.73%, 11/15/2028
(a)
35,000 34,702
5.42%, 11/15/2048 100,000 98,825
Eastman Chemical Co., 4.65%, 10/15/2044 50,000 42,184
Ecolab, Inc.
5.25%, 1/15/2028 100,000 101,806
4.80%, 3/24/2030 35,000 35,023
1.30%, 1/30/2031 20,000 15,762
2.13%, 8/15/2050 10,000 5,873
2.75%, 8/18/2055 60,000 38,160
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Basic Materials – 0.7% (continued)
EIDP, Inc.
1.70%, 7/15/2025 130,000 121,121
4.50%, 5/15/2026 10,000 9,830
4.80%, 5/15/2033 10,000 9,726
Fibria Overseas Finance Ltd., 5.50%,
1/17/2027 250,000 250,746
FMC Corp.
5.15%, 5/18/2026 10,000 9,888
3.45%, 10/01/2029 50,000 43,855
5.65%, 5/18/2033 50,000 48,345
4.50%, 10/01/2049 25,000 19,074
6.38%, 5/18/2053 10,000 9,965
Freeport-McMoRan, Inc.
4.38%, 8/01/2028 200,000 189,660
4.25%, 3/01/2030 50,000 46,136
5.45%, 3/15/2043 20,000 18,631
Huntsman International LLC
4.50%, 5/01/2029 10,000 9,297
2.95%, 6/15/2031 50,000 40,244
International Flavors & Fragrances, Inc.,
5.00%, 9/26/2048 96,000 82,432
International Paper Co., 4.80%, 6/15/2044 88,000 77,429
Linde, Inc., 1.10%, 8/10/2030 100,000 79,135
LYB International Finance III LLC
5.63%, 5/15/2033 10,000 9,996
3.38%, 10/01/2040 20,000 14,790
3.63%, 4/01/2051 33,000 22,838
3.80%, 10/01/2060 10,000 6,791
LyondellBasell Industries NV, 4.63%,
2/26/2055 10,000 8,133
Mosaic Co. (The), 4.88%, 11/15/2041 10,000 8,552
NewMarket Corp., 2.70%, 3/18/2031 25,000 20,523
Newmont Corp., 4.88%, 3/15/2042 35,000 32,469
Nucor Corp., 2.00%, 6/01/2025 80,000 75,262
Nutrien Ltd.
4.20%, 4/01/2029 20,000 18,996
2.95%, 5/13/2030 70,000 61,032
4.13%, 3/15/2035 100,000 88,229
3.95%, 5/13/2050 15,000 11,575
Rio Tinto Alcan, Inc., 7.25%, 3/15/2031 26,000 29,695
Rio Tinto Finance USA PLC, 5.00%, 3/09/2033 55,000 55,173
Sherwin-Williams Co. (The)
2.30%, 5/15/2030 86,000 72,242
4.00%, 12/15/2042 40,000 32,309
4.50%, 6/01/2047 25,000 21,845
3.30%, 5/15/2050 75,000 52,735
Southern Copper Corp.
3.88%, 4/23/2025 30,000 29,078
6.75%, 4/16/2040 100,000 111,467
Steel Dynamics, Inc., 3.25%, 10/15/2050 25,000 16,540
Suzano Austria GmbH
6.00%, 1/15/2029 25,000 24,936
5.00%, 1/15/2030 20,000 18,833
Series DM3N, 3.13%, 1/15/2032 130,000 104,422
Vale Overseas Ltd.
3.75%, 7/08/2030 175,000 155,907
6.88%, 11/21/2036 100,000 106,620

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Basic Materials – 0.7% (continued)
Westlake Corp.
3.60%, 8/15/2026 34,000 32,145
5.00%, 8/15/2046 25,000 21,586
3,165,878
Communications – 2.1%
Alphabet, Inc.
1.10%, 8/15/2030 24,000 19,430
1.90%, 8/15/2040 50,000 34,161
2.05%, 8/15/2050 285,000 175,048
2.25%, 8/15/2060 10,000 6,017
Amazon.com, Inc.
3.80%, 12/05/2024 50,000 49,162
0.80%, 6/03/2025 25,000 23,209
3.30%, 4/13/2027 40,000 38,139
1.20%, 6/03/2027 100,000 88,093
3.15%, 8/22/2027 80,000 75,495
1.65%, 5/12/2028 75,000 65,644
1.50%, 6/03/2030 25,000 20,484
2.10%, 5/12/2031 25,000 20,907
3.60%, 4/13/2032 35,000 32,435
4.80%, 12/05/2034 50,000 50,670
3.88%, 8/22/2037 100,000 90,554
2.88%, 5/12/2041 30,000 22,903
4.05%, 8/22/2047 35,000 30,947
2.50%, 6/03/2050 155,000 101,064
4.25%, 8/22/2057 25,000 22,081
2.70%, 6/03/2060 10,000 6,309
3.25%, 5/12/2061 60,000 42,773
4.10%, 4/13/2062 40,000 34,073
America Movil SAB de CV
6.13%, 3/30/2040 70,000 73,876
4.38%, 7/16/2042 200,000 174,993
AT&T, Inc.
3.88%, 1/15/2026 115,000 110,864
1.70%, 3/25/2026 25,000 22,711
2.95%, 7/15/2026 50,000 46,627
3.80%, 2/15/2027 30,000 28,541
1.65%, 2/01/2028 200,000 170,893
4.10%, 2/15/2028 75,000 71,344
4.30%, 2/15/2030 25,000 23,409
2.75%, 6/01/2031 50,000 41,509
2.25%, 2/01/2032 50,000 39,210
2.55%, 12/01/2033 80,000 61,689
4.85%, 3/01/2039 35,000 31,603
3.50%, 6/01/2041 25,000 18,615
5.15%, 3/15/2042 139,000 126,628
3.10%, 2/01/2043
(a)
40,000 28,027
4.50%, 3/09/2048 50,000 40,899
4.55%, 3/09/2049 50,000 41,249
3.65%, 6/01/2051 55,000 38,859
3.30%, 2/01/2052 200,000 133,909
3.50%, 9/15/2053 245,000 166,288
3.55%, 9/15/2055 50,000 33,611
3.80%, 12/01/2057 115,000 79,945
3.65%, 9/15/2059 50,000 33,342
3.85%, 6/01/2060 45,000 31,319
Bell Telephone Co. of Canada or Bell Canada
(The)
5.10%, 5/11/2033 15,000 14,670
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Communications – 2.1% (continued)
4.30%, 7/29/2049 50,000 41,194
Booking Holdings, Inc., 3.65%, 3/15/2025 50,000 48,776
Charter Communications Operating LLC /
Charter Communications Operating Capital
Corp.
4.91%, 7/23/2025 210,000 206,713
4.20%, 3/15/2028 25,000 23,403
5.05%, 3/30/2029 50,000 47,838
2.80%, 4/01/2031 100,000 81,018
2.30%, 2/01/2032 45,000 34,033
6.38%, 10/23/2035 25,000 24,556
3.50%, 6/01/2041 45,000 30,265
5.75%, 4/01/2048 50,000 42,772
5.13%, 7/01/2049 125,000 97,859
4.80%, 3/01/2050 10,000 7,564
3.70%, 4/01/2051 15,000 9,490
3.85%, 4/01/2061 100,000 60,591
4.40%, 12/01/2061 60,000 40,202
5.50%, 4/01/2063 50,000 40,058
Cisco Systems, Inc.
2.95%, 2/28/2026 25,000 24,043
5.50%, 1/15/2040 25,000 26,485
Comcast Corp.
2.35%, 1/15/2027 45,000 41,440
3.55%, 5/01/2028 50,000 47,476
4.15%, 10/15/2028 25,000 24,185
4.55%, 1/15/2029 15,000 14,772
1.95%, 1/15/2031 85,000 69,318
1.50%, 2/15/2031
(a)
50,000 39,575
4.25%, 1/15/2033 50,000 47,382
4.65%, 2/15/2033
(a)
50,000 49,383
4.80%, 5/15/2033 15,000 14,843
4.20%, 8/15/2034 50,000 46,397
5.65%, 6/15/2035 25,000 26,186
4.60%, 10/15/2038 25,000 23,207
3.25%, 11/01/2039 93,000 73,333
3.97%, 11/01/2047 50,000 41,262
4.70%, 10/15/2048 100,000 92,383
4.00%, 11/01/2049 50,000 40,948
2.80%, 1/15/2051 70,000 45,778
5.35%, 5/15/2053 25,000 25,117
4.95%, 10/15/2058 90,000 85,876
2.65%, 8/15/2062 50,000 29,676
2.99%, 11/01/2063 185,000 116,027
5.50%, 5/15/2064 25,000 25,057
Corning, Inc., 3.90%, 11/15/2049 50,000 37,180
Deutsche Telekom International Finance BV
8.75%, 6/15/2030 10,000 11,850
9.25%, 6/01/2032 100,000 126,745
Discovery Communications LLC
3.95%, 3/20/2028 25,000 23,334
3.63%, 5/15/2030
(a)
100,000 88,088
4.88%, 4/01/2043 25,000 20,104
4.65%, 5/15/2050 50,000 37,885
4.00%, 9/15/2055 92,000 60,964
eBay, Inc.
4.00%, 7/15/2042 100,000 79,721
3.65%, 5/10/2051 3,000 2,195
Expedia Group, Inc., 3.80%, 2/15/2028 33,000 31,021

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Communications – 2.1% (continued)
Fox Corp.
4.71%, 1/25/2029 10,000 9,708
3.50%, 4/08/2030 10,000 8,979
5.48%, 1/25/2039 100,000 92,622
Grupo Televisa SAB, 6.63%, 1/15/2040 71,000 73,927
Interpublic Group of Cos., Inc. (The), 3.38%,
3/01/2041 60,000 43,369
Juniper Networks, Inc.
1.20%, 12/10/2025 10,000 9,014
3.75%, 8/15/2029 50,000 45,725
Meta Platforms, Inc.
4.60%, 5/15/2028
(a)
25,000 24,918
4.80%, 5/15/2030 15,000 15,045
3.85%, 8/15/2032 100,000 92,918
4.95%, 5/15/2033 30,000 30,196
5.60%, 5/15/2053 40,000 41,162
4.65%, 8/15/2062 65,000 57,332
5.75%, 5/15/2063 30,000 31,073
Motorola Solutions, Inc.
2.30%, 11/15/2030 45,000 36,242
5.50%, 9/01/2044 22,000 20,923
Omnicom Group, Inc.
4.20%, 6/01/2030 25,000 23,304
2.60%, 8/01/2031 25,000 20,545
Paramount Global
4.00%, 1/15/2026 80,000 76,787
2.90%, 1/15/2027 37,000 33,186
5.85%, 9/01/2043 25,000 20,930
4.95%, 5/19/2050
(a)
110,000 81,361
Rogers Communications, Inc., 2.90%,
11/15/2026 35,000 32,220
Sprint Capital Corp.
6.88%, 11/15/2028 40,000 42,432
8.75%, 3/15/2032 35,000 42,186
Sprint LLC
7.63%, 2/15/2025 25,000 25,570
7.63%, 3/01/2026 46,000 47,831
TCI Communications, Inc., 7.88%, 2/15/2026 100,000 106,259
Telefonica Emisiones SA, 7.05%, 6/20/2036 30,000 32,807
Telefonica Europe BV, 8.25%, 9/15/2030 75,000 86,398
TELUS Corp.
2.80%, 2/16/2027 80,000 74,051
3.70%, 9/15/2027 36,000 33,826
4.60%, 11/16/2048 50,000 42,488
Time Warner Cable LLC
7.30%, 7/01/2038 110,000 112,125
5.50%, 9/01/2041 50,000 41,766
4.50%, 9/15/2042 50,000 37,312
T-Mobile USA, Inc.
3.50%, 4/15/2025 100,000 96,712
1.50%, 2/15/2026 20,000 18,184
2.25%, 2/15/2026 50,000 46,294
2.63%, 4/15/2026 50,000 46,512
3.75%, 4/15/2027 110,000 104,355
2.05%, 2/15/2028 30,000 26,173
4.95%, 3/15/2028 100,000 98,868
4.80%, 7/15/2028 15,000 14,707
2.40%, 3/15/2029 100,000 86,154
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Communications – 2.1% (continued)
3.88%, 4/15/2030 10,000 9,190
2.55%, 2/15/2031 20,000 16,620
2.70%, 3/15/2032 100,000 82,229
5.05%, 7/15/2033 50,000 48,901
4.38%, 4/15/2040 50,000 44,127
4.50%, 4/15/2050 10,000 8,539
3.40%, 10/15/2052 25,000 17,495
5.65%, 1/15/2053 150,000 150,678
5.75%, 1/15/2054 45,000 45,890
5.80%, 9/15/2062 25,000 25,040
TWDC Enterprises 18 Corp.
Series E, 4.13%, 12/01/2041 100,000 86,875
4.13%, 6/01/2044 15,000 12,891
VeriSign, Inc.
5.25%, 4/01/2025 100,000 99,263
4.75%, 7/15/2027 35,000 34,626
Verizon Communications, Inc.
2.63%, 8/15/2026 30,000 27,915
4.33%, 9/21/2028 150,000 144,045
1.75%, 1/20/2031 80,000 62,708
2.55%, 3/21/2031 175,000 145,111
2.36%, 3/15/2032 150,000 119,711
5.05%, 5/09/2033 215,000 210,927
4.50%, 8/10/2033 50,000 46,665
3.40%, 3/22/2041 35,000 26,595
2.85%, 9/03/2041 50,000 35,062
6.55%, 9/15/2043 200,000 218,511
4.86%, 8/21/2046 50,000 45,193
4.52%, 9/15/2048 150,000 129,539
2.88%, 11/20/2050 55,000 34,967
5.01%, 8/21/2054 25,000 22,902
4.67%, 3/15/2055 25,000 21,868
3.00%, 11/20/2060 10,000 6,059
3.70%, 3/22/2061 50,000 35,436
Vodafone Group PLC
4.13%, 5/30/2025 54,000 52,766
5.25%, 5/30/2048 10,000 9,332
5.63%, 2/10/2053 50,000 48,472
5.13%, 6/19/2059 50,000 43,862
5.75%, 2/10/2063 50,000 47,962
Walt Disney Co. (The)
3.70%, 10/15/2025 250,000 242,614
3.80%, 3/22/2030 150,000 140,712
2.65%, 1/13/2031 175,000 150,482
3.50%, 5/13/2040 30,000 24,475
10,120,547
Consumer, Cyclical – 1.6%
American Airlines Pass-Through Trust
Series 2017-1, Class AA, 3.65%, 2/15/2029 35,500 32,582
Series 2017-2, Class AA, 3.35%,
10/15/2029 164,112 147,594
American Honda Finance Corp.
Series G, 5.25%, 7/07/2026 15,000 15,067
Series G, 5.13%, 7/07/2028 15,000 15,092
4.60%, 4/17/2030 100,000 98,035
AutoNation, Inc., 4.75%, 6/01/2030 30,000 28,231
AutoZone, Inc.
3.25%, 4/15/2025 15,000 14,437
3.63%, 4/15/2025 25,000 24,294

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Consumer, Cyclical – 1.6% (continued)
5.05%, 7/15/2026 10,000 9,979
Brunswick Corp., 0.85%, 8/18/2024 100,000 94,896
Choice Hotels International, Inc., 3.70%,
1/15/2031 50,000 43,184
Costco Wholesale Corp., 3.00%, 5/18/2027 73,000 69,132
Cummins, Inc., 2.60%, 9/01/2050 50,000 31,837
Darden Restaurants, Inc., 4.55%, 2/15/2048 20,000 16,774
Dick's Sporting Goods, Inc., 4.10%, 1/15/2052 50,000 34,139
Dollar General Corp.
5.20%, 7/05/2028 10,000 9,985
3.50%, 4/03/2030 50,000 45,047
5.45%, 7/05/2033
(a)
15,000 14,907
5.50%, 11/01/2052 36,000 34,041
General Motors Co.
6.13%, 10/01/2025 150,000 151,650
6.80%, 10/01/2027 50,000 52,188
5.15%, 4/01/2038 100,000 90,203
5.95%, 4/01/2049 53,000 49,636
General Motors Financial Co., Inc.
3.80%, 4/07/2025 200,000 194,151
6.05%, 10/10/2025 70,000 70,522
4.00%, 10/06/2026 50,000 47,609
4.35%, 1/17/2027 20,000 19,262
6.00%, 1/09/2028 100,000 101,518
5.80%, 6/23/2028 25,000 25,103
5.85%, 4/06/2030 15,000 14,985
2.35%, 1/08/2031 45,000 35,575
2.70%, 6/10/2031 50,000 40,165
Genuine Parts Co., 1.88%, 11/01/2030 25,000 19,662
Hasbro, Inc.
3.55%, 11/19/2026 50,000 46,949
6.35%, 3/15/2040 50,000 50,976
Home Depot, Inc. (The)
3.35%, 9/15/2025 25,000 24,172
2.70%, 4/15/2030 168,000 148,519
1.38%, 3/15/2031 127,000 100,021
4.50%, 9/15/2032
(a)
200,000 196,828
5.88%, 12/16/2036 100,000 108,522
4.25%, 4/01/2046 150,000 132,616
3.63%, 4/15/2052 50,000 39,386
3.50%, 9/15/2056 15,000 11,393
Honda Motor Co., Ltd., 2.27%, 3/10/2025 300,000 287,121
Hyatt Hotels Corp.
4.85%, 3/15/2026 50,000 49,379
4.38%, 9/15/2028 25,000 23,648
5.75%, 4/23/2030 25,000 25,293
JetBlue Pass-Through Trust, Series 2020-1,
Class A, 4.00%, 11/15/2032 33,456 30,648
Lear Corp., 3.50%, 5/30/2030 63,000 55,652
Lennar Corp., 4.75%, 5/30/2025 80,000 78,569
Lowe's Cos., Inc.
1.70%, 9/15/2028 75,000 64,152
1.70%, 10/15/2030 40,000 32,037
3.75%, 4/01/2032
(a)
100,000 90,623
5.00%, 4/15/2040 50,000 46,900
3.70%, 4/15/2046 283,000 218,188
4.05%, 5/03/2047 10,000 8,037
3.00%, 10/15/2050 10,000 6,542
3.50%, 4/01/2051 30,000 21,289
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Consumer, Cyclical – 1.6% (continued)
Magna International, Inc., 2.45%, 6/15/2030 20,000 16,885
Marriott International, Inc.
3.75%, 10/01/2025 100,000 96,510
Series AA, 4.65%, 12/01/2028 50,000 48,493
McDonald's Corp.
3.38%, 5/26/2025 85,000 82,460
3.30%, 7/01/2025 60,000 57,995
2.63%, 9/01/2029 20,000 17,783
4.70%, 12/09/2035 19,000 18,361
4.88%, 12/09/2045 30,000 28,471
4.45%, 3/01/2047 156,000 138,990
4.45%, 9/01/2048 40,000 35,822
MDC Holdings, Inc.
2.50%, 1/15/2031 75,000 58,771
6.00%, 1/15/2043 40,000 35,796
NIKE, Inc.
2.40%, 3/27/2025 100,000 95,747
2.38%, 11/01/2026 40,000 37,279
3.25%, 3/27/2040 40,000 32,890
3.88%, 11/01/2045 50,000 43,539
O'Reilly Automotive, Inc.
3.60%, 9/01/2027 50,000 47,399
3.90%, 6/01/2029 45,000 42,449
1.75%, 3/15/2031 20,000 15,811
PulteGroup, Inc., 6.00%, 2/15/2035 25,000 25,590
PVH Corp., 4.63%, 7/10/2025 50,000 48,505
Southwest Airlines Co.
5.25%, 5/04/2025 164,000 163,333
5.13%, 6/15/2027 25,000 24,934
2.63%, 2/10/2030
(a)
5,000 4,278
Starbucks Corp.
2.00%, 3/12/2027 25,000 22,576
3.55%, 8/15/2029 101,000 94,478
4.80%, 2/15/2033 120,000 118,429
3.75%, 12/01/2047 100,000 78,470
4.45%, 8/15/2049 40,000 35,156
Target Corp.
2.25%, 4/15/2025 200,000 190,716
2.50%, 4/15/2026 50,000 47,343
2.35%, 2/15/2030 40,000 34,666
4.50%, 9/15/2032
(a)
100,000 97,363
4.80%, 1/15/2053
(a)
100,000 94,979
Toyota Motor Corp.
5.28%, 7/13/2026 10,000 10,093
5.12%, 7/13/2028 10,000 10,164
5.12%, 7/13/2033 10,000 10,254
Toyota Motor Credit Corp.
4.40%, 9/20/2024 100,000 98,911
4.80%, 1/10/2025 150,000 149,187
4.45%, 5/18/2026 15,000 14,821
1.15%, 8/13/2027 20,000 17,329
4.55%, 9/20/2027 100,000 98,930
5.45%, 11/10/2027 100,000 102,289
4.63%, 1/12/2028 200,000 199,073
4.55%, 5/17/2030 10,000 9,782
Tractor Supply Co., 5.25%, 5/15/2033 15,000 14,800
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024 12,695 12,489

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Consumer, Cyclical – 1.6% (continued)
Series 2013-1, Class A, 4.30%, 8/15/2025 27,663 26,674
Series 2018-1, Class AA, 3.50%, 3/01/2030 78,433 70,723
Series 2023-1, Class A, 5.80%, 1/15/2036 25,000 25,346
Walgreens Boots Alliance, Inc.
3.20%, 4/15/2030
(a)
50,000 42,564
4.80%, 11/18/2044 25,000 20,316
4.10%, 4/15/2050 50,000 35,614
Walmart, Inc.
4.00%, 4/15/2026 15,000 14,732
5.88%, 4/05/2027 77,000 80,492
3.90%, 4/15/2028 15,000 14,655
1.50%, 9/22/2028 50,000 43,500
2.38%, 9/24/2029 3,000 2,670
4.00%, 4/15/2030 10,000 9,740
4.10%, 4/15/2033 25,000 24,154
3.95%, 6/28/2038 10,000 9,143
2.50%, 9/22/2041 100,000 73,387
4.05%, 6/29/2048 60,000 54,653
4.50%, 9/09/2052 50,000 48,042
4.50%, 4/15/2053 25,000 24,084
Warnermedia Holdings, Inc.
3.64%, 3/15/2025 30,000 29,012
3.79%, 3/15/2025 10,000 9,671
3.76%, 3/15/2027 70,000 65,528
4.05%, 3/15/2029 25,000 22,912
4.28%, 3/15/2032 85,000 75,317
5.05%, 3/15/2042 75,000 62,486
5.14%, 3/15/2052 120,000 97,221
5.39%, 3/15/2062 50,000 40,620
Whirlpool Corp., 4.75%, 2/26/2029 10,000 9,743
7,402,330
Consumer, Non-cyclical – 4.4%
Abbott Laboratories
6.00%, 4/01/2039 25,000 27,843
4.90%, 11/30/2046 170,000 169,742
AbbVie, Inc.
2.60%, 11/21/2024 150,000 144,428
3.80%, 3/15/2025 50,000 48,704
3.20%, 11/21/2029 45,000 40,750
4.05%, 11/21/2039 35,000 30,434
4.40%, 11/06/2042 45,000 39,887
4.70%, 5/14/2045 75,000 68,039
4.25%, 11/21/2049 217,000 186,253
Adventist Health System/West, 3.63%,
3/01/2049 20,000 14,341
Advocate Health & Hospitals Corp.
3.83%, 8/15/2028 50,000 47,781
Series 2020, 2.21%, 6/15/2030 15,000 12,528
Aetna, Inc.
6.63%, 6/15/2036 50,000 54,423
4.75%, 3/15/2044 35,000 30,798
3.88%, 8/15/2047 50,000 38,379
Ahold Finance USA LLC, 6.88%, 5/01/2029 25,000 26,669
AHS Hospital Corp., 5.02%, 7/01/2045 50,000 48,123
Altria Group, Inc.
4.40%, 2/14/2026 10,000 9,815
3.40%, 5/06/2030 150,000 132,587
2.45%, 2/04/2032 35,000 27,509
5.80%, 2/14/2039 75,000 73,797
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Consumer, Non-cyclical – 4.4% (continued)
3.40%, 2/04/2041 50,000 34,831
4.50%, 5/02/2043 40,000 31,887
4.45%, 5/06/2050 15,000 11,241
4.00%, 2/04/2061 10,000 6,874
AmerisourceBergen Corp., 3.45%,
12/15/2027 50,000 46,964
Amgen, Inc.
5.51%, 3/02/2026 150,000 149,854
2.20%, 2/21/2027 50,000 45,394
5.25%, 3/02/2030 100,000 100,521
2.30%, 2/25/2031 45,000 37,317
4.40%, 5/01/2045 75,000 64,227
4.56%, 6/15/2048 20,000 17,499
3.38%, 2/21/2050 200,000 143,594
2.77%, 9/01/2053 10,000 6,120
5.75%, 3/02/2063 150,000 150,783
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide, Inc., 4.90%, 2/01/2046 36,000 34,122
Anheuser-Busch InBev Finance, Inc., 4.90%,
2/01/2046 25,000 23,569
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/01/2030 110,000 101,625
4.90%, 1/23/2031 75,000 75,720
4.38%, 4/15/2038 25,000 23,163
8.20%, 1/15/2039 25,000 32,331
5.45%, 1/23/2039 25,000 25,771
8.00%, 11/15/2039 25,000 31,559
4.35%, 6/01/2040 100,000 91,095
4.95%, 1/15/2042 25,000 24,328
4.50%, 6/01/2050 150,000 136,492
5.80%, 1/23/2059 45,000 48,122
Archer-Daniels-Midland Co.
2.50%, 8/11/2026 25,000 23,513
4.54%, 3/26/2042 87,000 80,000
Ascension Health, 3.95%, 11/15/2046 25,000 20,951
AstraZeneca Finance LLC, 1.20%, 5/28/2026 75,000 67,782
AstraZeneca PLC
0.70%, 4/08/2026 90,000 80,539
4.00%, 9/18/2042 50,000 44,063
4.38%, 11/16/2045 75,000 68,954
Banner Health, 2.34%, 1/01/2030 25,000 21,297
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%, 8/15/2050 25,000 18,207
BAT Capital Corp.
3.22%, 8/15/2024 150,000 145,963
2.79%, 9/06/2024 70,000 67,666
3.22%, 9/06/2026 40,000 37,405
3.56%, 8/15/2027 50,000 46,467
4.39%, 8/15/2037 20,000 15,826
3.73%, 9/25/2040 50,000 35,398
5.28%, 4/02/2050 50,000 41,260
5.65%, 3/16/2052 100,000 85,782
BAT International Finance PLC, 1.67%,
3/25/2026 30,000 27,173
Baxalta, Inc.
4.00%, 6/23/2025 15,000 14,582
5.25%, 6/23/2045 35,000 33,903
Baxter International, Inc.
1.92%, 2/01/2027 50,000 44,657

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Consumer, Non-cyclical – 4.4% (continued)
2.54%, 2/01/2032 50,000 40,466
Becton, Dickinson & Co.
3.73%, 12/15/2024 10,000 9,756
3.70%, 6/06/2027 10,000 9,537
3.79%, 5/20/2050 9,000 7,156
Biogen, Inc.
2.25%, 5/01/2030 75,000 61,894
5.20%, 9/15/2045 45,000 44,471
Bio-Rad Laboratories, Inc., 3.70%, 3/15/2032 100,000 87,790
Boston Scientific Corp.
1.90%, 6/01/2025 10,000 9,404
2.65%, 6/01/2030 25,000 21,663
Bristol-Myers Squibb Co.
1.13%, 11/13/2027 50,000 43,640
3.90%, 2/20/2028 10,000 9,672
1.45%, 11/13/2030 10,000 7,980
2.95%, 3/15/2032 15,000 13,122
2.35%, 11/13/2040 20,000 13,879
3.55%, 3/15/2042 10,000 8,167
4.55%, 2/20/2048 28,000 25,501
4.25%, 10/26/2049 200,000 173,716
2.55%, 11/13/2050 20,000 12,673
3.70%, 3/15/2052 100,000 79,172
3.90%, 3/15/2062 25,000 19,658
Brown University, in Providence in the State
of Rhode Island & Providence Plantations,
Series A, 2.92%, 9/01/2050 30,000 21,410
Bunge Ltd. Finance Corp., 1.63%, 8/17/2025 50,000 46,280
California Endowment (The), Series 2021,
2.50%, 4/01/2051 100,000 62,976
California Institute of Technology, 4.70%,
11/01/2111 35,000 29,851
Campbell Soup Co.
2.38%, 4/24/2030 29,000 24,316
3.13%, 4/24/2050 15,000 10,304
Cardinal Health, Inc.
4.60%, 3/15/2043 25,000 20,731
4.50%, 11/15/2044 40,000 31,974
Centene Corp.
2.45%, 7/15/2028 135,000 116,284
2.63%, 8/01/2031 165,000 131,895
Children's Hospital, Series 2020, 2.93%,
7/15/2050 50,000 32,231
Children's Hospital of Philadelphia (The),
Series 2020, 2.70%, 7/01/2050 10,000 6,378
Cigna Group (The)
4.13%, 11/15/2025 30,000 29,285
4.50%, 2/25/2026 5,000 4,909
3.40%, 3/01/2027 25,000 23,607
3.05%, 10/15/2027 50,000 46,191
2.38%, 3/15/2031 160,000 132,952
3.40%, 3/15/2051 25,000 17,937
City of Hope (The), Series 2013, 5.62%,
11/15/2043 135,000 130,981
Clorox Co. (The), 4.60%, 5/01/2032 75,000 73,196
Coca-Cola Co. (The)
1.45%, 6/01/2027 163,000 145,797
1.00%, 3/15/2028 20,000 17,211
2.13%, 9/06/2029 50,000 43,954
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Consumer, Non-cyclical – 4.4% (continued)
3.45%, 3/25/2030 65,000 60,868
1.65%, 6/01/2030 50,000 41,521
2.25%, 1/05/2032
(a)
25,000 21,130
2.60%, 6/01/2050 100,000 68,674
3.00%, 3/05/2051 25,000 18,681
2.50%, 3/15/2051 35,000 23,435
Coca-Cola Femsa SAB de CV, 2.75%,
1/22/2030 50,000 44,280
Colgate-Palmolive Co., 3.70%, 8/01/2047 70,000 59,855
CommonSpirit Health
2.76%, 10/01/2024 79,000 76,228
3.35%, 10/01/2029 60,000 53,346
Community Health Network, Inc., Series 20-A,
3.10%, 5/01/2050 65,000 42,019
ConAgra Brands, Inc., 5.30%, 10/01/2026 10,000 9,962
Constellation Brands, Inc.
4.65%, 11/15/2028 40,000 39,296
4.50%, 5/09/2047 25,000 21,426
5.25%, 11/15/2048 25,000 23,823
3.75%, 5/01/2050 65,000 50,725
CVS Health Corp.
3.38%, 8/12/2024 100,000 97,748
2.63%, 8/15/2024 22,000 21,347
3.88%, 7/20/2025 25,000 24,293
3.00%, 8/15/2026 10,000 9,401
3.63%, 4/01/2027 110,000 104,721
1.30%, 8/21/2027 20,000 17,266
4.30%, 3/25/2028 10,000 9,682
3.25%, 8/15/2029 30,000 26,984
5.13%, 2/21/2030 50,000 49,745
3.75%, 4/01/2030 15,000 13,707
1.88%, 2/28/2031 45,000 35,743
5.25%, 2/21/2033 138,000 137,189
4.88%, 7/20/2035 100,000 94,851
6.13%, 9/15/2039 35,000 36,035
4.13%, 4/01/2040 20,000 16,785
5.05%, 3/25/2048 40,000 36,443
4.25%, 4/01/2050 200,000 164,716
5.63%, 2/21/2053 50,000 49,152
Danaher Corp., 2.60%, 10/01/2050 50,000 33,009
DENTSPLY SIRONA, Inc., 3.25%, 6/01/2030 50,000 43,314
Elevance Health, Inc.
3.50%, 8/15/2024 80,000 78,228
2.88%, 9/15/2029 90,000 80,036
2.25%, 5/15/2030 10,000 8,373
2.55%, 3/15/2031 20,000 16,808
5.50%, 10/15/2032 50,000 51,293
6.38%, 6/15/2037 10,000 10,713
4.63%, 5/15/2042 35,000 31,627
4.65%, 8/15/2044 15,000 13,386
4.38%, 12/01/2047 10,000 8,684
4.55%, 3/01/2048 28,000 24,749
3.60%, 3/15/2051 50,000 38,004
Eli Lilly & Co.
5.50%, 3/15/2027 25,000 26,036
3.38%, 3/15/2029 100,000 94,229
2.50%, 9/15/2060 100,000 61,997
Emory University, Series 2020, 2.14%,
9/01/2030 15,000 12,551

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Equifax, Inc.
2.60%, 12/15/2025 15,000 14,028
5.10%, 6/01/2028 10,000 9,849
2.35%, 9/15/2031 100,000 79,016
Estee Lauder Cos., Inc. (The)
4.38%, 5/15/2028 10,000 9,836
4.65%, 5/15/2033 10,000 9,837
5.15%, 5/15/2053 74,000 74,231
Fomento Economico Mexicano SAB de CV,
3.50%, 1/16/2050 70,000 52,793
GE HealthCare Technologies, Inc.
5.55%, 11/15/2024 100,000 99,891
5.60%, 11/15/2025 100,000 100,328
5.65%, 11/15/2027 100,000 101,905
5.86%, 3/15/2030 200,000 205,151
General Mills, Inc.
4.20%, 4/17/2028 25,000 24,154
2.88%, 4/15/2030
(a)
10,000 8,812
George Washington University (The), Series
2014, 4.30%, 9/15/2044 20,000 17,542
Georgetown University (The), Series B, 4.32%,
4/01/2049 20,000 17,530
Gilead Sciences, Inc.
3.50%, 2/01/2025 25,000 24,352
3.65%, 3/01/2026 40,000 38,561
2.95%, 3/01/2027 25,000 23,448
1.65%, 10/01/2030 25,000 20,284
2.60%, 10/01/2040 100,000 71,676
4.50%, 2/01/2045 25,000 22,537
4.75%, 3/01/2046 157,000 147,289
2.80%, 10/01/2050 25,000 16,663
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/2028 50,000 48,303
6.38%, 5/15/2038 70,000 79,500
Global Payments, Inc.
2.65%, 2/15/2025 30,000 28,614
5.95%, 8/15/2052 100,000 97,447
GXO Logistics, Inc.
1.65%, 7/15/2026 50,000 43,941
2.65%, 7/15/2031 50,000 39,019
Hackensack Meridian Health, Inc., Series 2020,
2.68%, 9/01/2041 45,000 31,301
HCA, Inc.
5.25%, 4/15/2025 110,000 109,092
5.88%, 2/15/2026 50,000 50,144
5.25%, 6/15/2026 69,000 68,391
4.50%, 2/15/2027 50,000 48,610
5.20%, 6/01/2028 15,000 14,875
4.13%, 6/15/2029 150,000 139,144
3.63%, 3/15/2032
(b)
66,000 57,272
5.50%, 6/01/2033 20,000 19,907
5.25%, 6/15/2049 94,000 84,579
4.63%, 3/15/2052
(b)
50,000 41,035
5.90%, 6/01/2053 15,000 14,719
Hershey Co. (The), 2.05%, 11/15/2024 40,000 38,476
Hormel Foods Corp., 1.80%, 6/11/2030 40,000 33,330
Humana, Inc.
3.85%, 10/01/2024 30,000 29,354
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Consumer, Non-cyclical – 4.4% (continued)
5.88%, 3/01/2033 75,000 78,104
Illumina, Inc., 2.55%, 3/23/2031
(a)
100,000 81,421
Indiana University Health, Inc. Obligated
Group, 3.97%, 11/01/2048 50,000 41,406
Inova Health System Foundation, 4.07%,
5/15/2052 25,000 21,321
IQVIA, Inc., 5.70%, 5/15/2028
(b)
250,000 249,177
JBS USA LUX SA / JBS USA Food Co. / JBS USA
Finance, Inc.
5.50%, 1/15/2030
(b)
100,000 96,720
5.75%, 4/01/2033
(b)
100,000 95,938
4.38%, 2/02/2052
(b)
100,000 72,236
JM Smucker Co. (The)
3.50%, 3/15/2025 40,000 38,730
2.38%, 3/15/2030 88,000 74,636
2.13%, 3/15/2032
(a)
50,000 40,053
Johns Hopkins University, Series A, 2.81%,
1/01/2060 25,000 16,406
Johnson & Johnson
2.63%, 1/15/2025 40,000 38,739
2.45%, 3/01/2026 100,000 94,553
2.95%, 3/03/2027 131,000 124,430
1.30%, 9/01/2030 25,000 20,423
4.38%, 12/05/2033 50,000 49,968
3.55%, 3/01/2036 50,000 44,740
2.10%, 9/01/2040 100,000 69,951
Kaiser Foundation Hospitals
3.15%, 5/01/2027 50,000 47,242
4.15%, 5/01/2047 25,000 21,586
Series 2021, 3.00%, 6/01/2051 5,000 3,478
Kellogg Co.
4.30%, 5/15/2028 75,000 73,040
2.10%, 6/01/2030 25,000 20,720
5.25%, 3/01/2033 60,000 60,301
Kenvue, Inc.
5.00%, 3/22/2030
(b)
50,000 50,372
4.90%, 3/22/2033
(b)
20,000 20,105
5.05%, 3/22/2053
(b)
25,000 25,154
Keurig Dr Pepper, Inc.
4.42%, 5/25/2025 50,000 49,126
3.40%, 11/15/2025 61,000 58,601
3.95%, 4/15/2029 35,000 33,212
3.20%, 5/01/2030 28,000 24,969
3.80%, 5/01/2050 10,000 7,766
4.50%, 4/15/2052 35,000 30,643
Kimberly-Clark Corp., 1.05%, 9/15/2027 45,000 38,932
Kraft Heinz Foods Co.
3.00%, 6/01/2026 50,000 47,263
4.38%, 6/01/2046 150,000 127,300
Kroger Co. (The), 3.95%, 1/15/2050 150,000 119,769
Laboratory Corp. of America Holdings
3.25%, 9/01/2024 25,000 24,308
2.30%, 12/01/2024 40,000 38,219
3.60%, 2/01/2025 10,000 9,710
2.95%, 12/01/2029 50,000 44,041
Leland Stanford Junior University (The),
2.41%, 6/01/2050 50,000 32,209
Mass General Brigham, Inc., Series 2020,
3.19%, 7/01/2049 25,000 18,042

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Massachusetts Institute of Technology, 3.96%,
7/01/2038 25,000 22,872
McCormick & Co., Inc.
3.15%, 8/15/2024 10,000 9,741
0.90%, 2/15/2026 20,000 17,907
1.85%, 2/15/2031 15,000 11,857
4.95%, 4/15/2033 10,000 9,825
McKesson Corp., 5.10%, 7/15/2033 10,000 10,031
Mead Johnson Nutrition Co., 5.90%,
11/01/2039 20,000 20,858
MedStar Health, Inc., Series 20A, 3.63%,
8/15/2049 25,000 18,544
Medtronic Global Holdings SCA, 4.50%,
3/30/2033 50,000 48,760
Memorial Health Services, 3.45%,
11/01/2049 50,000 36,792
Memorial Sloan-Kettering Cancer Center,
Series 2015, 4.20%, 7/01/2055 50,000 42,528
Merck & Co., Inc.
4.05%, 5/17/2028 10,000 9,838
3.40%, 3/07/2029 50,000 46,840
4.30%, 5/17/2030 15,000 14,646
1.45%, 6/24/2030 149,000 120,962
2.15%, 12/10/2031 20,000 16,495
4.50%, 5/17/2033 25,000 24,588
3.90%, 3/07/2039 10,000 8,921
4.15%, 5/18/2043 215,000 194,192
4.90%, 5/17/2044 15,000 14,837
5.00%, 5/17/2053 25,000 25,089
2.90%, 12/10/2061 25,000 16,190
5.15%, 5/17/2063 15,000 15,145
Molson Coors Beverage Co.
3.00%, 7/15/2026 50,000 47,065
5.00%, 5/01/2042 25,000 23,318
Mondelez International, Inc., 2.63%,
9/04/2050 75,000 48,450
Montefiore Obligated Group, 4.29%,
9/01/2050 50,000 31,173
Moody's Corp.
3.25%, 1/15/2028 135,000 126,238
4.25%, 8/08/2032 100,000 95,004
4.88%, 12/17/2048 25,000 23,257
Mount Sinai Hospitals Group, Inc.
Series 2017, 3.98%, 7/01/2048 20,000 15,722
Series 2019, 3.74%, 7/01/2049 75,000 56,919
Mylan, Inc., 4.55%, 4/15/2028 60,000 56,779
New York & Presbyterian Hospital (The),
Series 2019, 3.95%, 8/01/2119 60,000 43,316
Northwell Healthcare, Inc.
3.98%, 11/01/2046 25,000 19,468
4.26%, 11/01/2047 50,000 40,411
Northwestern University, 4.64%, 12/01/2044 35,000 33,550
Novartis Capital Corp.
2.00%, 2/14/2027 50,000 45,892
3.10%, 5/17/2027 25,000 23,812
4.40%, 5/06/2044 70,000 66,087
NYU Langone Hospitals
4.78%, 7/01/2044 75,000 68,542
Series 2020, 3.38%, 7/01/2055 100,000 68,670
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Ochsner LSU Health System of North
Louisiana, Series 2021, 2.51%, 5/15/2031 250,000 184,359
Orlando Health Obligated Group, 4.09%,
10/01/2048 100,000 81,046
PayPal Holdings, Inc., 3.25%, 6/01/2050 125,000 90,324
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/2048 50,000 43,479
Series 2020, 3.22%, 11/15/2050 10,000 6,630
PepsiCo, Inc.
2.25%, 3/19/2025 158,000 151,152
3.50%, 7/17/2025 25,000 24,296
4.55%, 2/13/2026 167,000 166,435
2.38%, 10/06/2026 16,000 15,029
3.60%, 2/18/2028 50,000 48,231
3.50%, 3/19/2040 20,000 16,750
3.60%, 8/13/2042 25,000 21,329
3.45%, 10/06/2046 50,000 40,948
2.88%, 10/15/2049 20,000 14,781
2.75%, 10/21/2051 160,000 112,634
Pfizer Investment Enterprises Pte Ltd.
4.65%, 5/19/2025 50,000 49,568
4.45%, 5/19/2026 50,000 49,371
4.45%, 5/19/2028 70,000 68,799
4.65%, 5/19/2030 50,000 49,443
4.75%, 5/19/2033 85,000 84,440
5.11%, 5/19/2043 50,000 49,573
5.30%, 5/19/2053 100,000 102,717
5.34%, 5/19/2063 70,000 70,212
Pfizer, Inc.
3.60%, 9/15/2028
(a)
55,000 52,892
2.63%, 4/01/2030 50,000 44,218
4.00%, 12/15/2036 139,000 128,733
2.55%, 5/28/2040 125,000 91,144
4.13%, 12/15/2046 20,000 17,803
4.00%, 3/15/2049 25,000 22,014
Pharmacia LLC, 6.60%, 12/01/2028 50,000 54,001
Philip Morris International, Inc.
0.88%, 5/01/2026 50,000 44,739
4.88%, 2/15/2028 100,000 98,999
2.10%, 5/01/2030 100,000 82,628
4.13%, 3/04/2043 50,000 40,705
4.25%, 11/10/2044 80,000 66,314
Piedmont Healthcare, Inc., Series 2032, 2.04%,
1/01/2032 50,000 39,109
Pilgrim's Pride Corp., 6.25%, 7/01/2033 15,000 14,898
Procter & Gamble Co. (The)
2.80%, 3/25/2027 35,000 32,903
2.85%, 8/11/2027 50,000 46,856
3.00%, 3/25/2030
(a)
20,000 18,411
1.20%, 10/29/2030 113,000 91,098
3.50%, 10/25/2047 50,000 41,493
Quest Diagnostics, Inc., 3.45%, 6/01/2026 50,000 47,864
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 45,000 35,939
2.80%, 9/15/2050 50,000 31,720
Revvity, Inc.
3.30%, 9/15/2029 50,000 44,864
2.55%, 3/15/2031 50,000 41,223

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Consumer, Non-cyclical – 4.4% (continued)
Reynolds American, Inc.
6.15%, 9/15/2043 25,000 23,623
5.85%, 8/15/2045 50,000 44,668
Royalty Pharma PLC, 3.30%, 9/02/2040 400,000 282,709
RWJ Barnabas Health, Inc., 3.48%, 7/01/2049 50,000 37,817
S&P Global, Inc.
2.45%, 3/01/2027 50,000 46,164
2.70%, 3/01/2029 50,000 45,011
4.25%, 5/01/2029 50,000 48,663
1.25%, 8/15/2030 10,000 7,902
2.90%, 3/01/2032 100,000 86,424
3.90%, 3/01/2062 100,000 81,674
Seattle Children's Hospital, Series 2021,
2.72%, 10/01/2050 25,000 16,145
Sharp HealthCare, Series 20B, 2.68%,
8/01/2050 45,000 28,784
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/2026 55,000 51,654
Smith & Nephew PLC, 2.03%, 10/14/2030 45,000 36,260
STERIS Irish FinCo UnLtd. Co., 2.70%,
3/15/2031 150,000 125,329
Stryker Corp., 3.38%, 11/01/2025 40,000 38,412
Sutter Health
Series 20A, 3.16%, 8/15/2040 40,000 30,167
Series 2018, 4.09%, 8/15/2048 190,000 155,159
SYSCO Corp.
5.95%, 4/01/2030 50,000 52,166
4.85%, 10/01/2045 15,000 13,234
3.30%, 2/15/2050 20,000 14,305
6.60%, 4/01/2050 20,000 22,715
Texas Health Resources, 4.33%, 11/15/2055 35,000 30,467
Thermo Fisher Scientific, Inc.
4.95%, 11/21/2032 100,000 101,218
4.10%, 8/15/2047 25,000 21,989
Trinity Health Corp., Series 2021, 2.63%,
12/01/2040 45,000 31,509
Trustees of Princeton University (The), Series
2020, 2.52%, 7/01/2050 75,000 50,541
Trustees of The University of Pennsylvania
(The), 3.61%, 2/15/2119 10,000 7,100
Tyson Foods, Inc.
3.95%, 8/15/2024 50,000 49,104
4.00%, 3/01/2026 150,000 145,314
Unilever Capital Corp., 2.00%, 7/28/2026 100,000 92,604
UnitedHealth Group, Inc.
3.75%, 7/15/2025 33,000 32,166
3.70%, 12/15/2025 28,000 27,125
3.10%, 3/15/2026 40,000 38,256
4.25%, 1/15/2029 50,000 48,741
2.88%, 8/15/2029 25,000 22,662
2.30%, 5/15/2031 35,000 29,467
4.20%, 5/15/2032 50,000 47,600
4.50%, 4/15/2033 25,000 24,349
4.63%, 7/15/2035 96,000 93,975
5.80%, 3/15/2036 22,000 23,589
6.50%, 6/15/2037 150,000 169,399
6.88%, 2/15/2038 67,000 78,857
5.95%, 2/15/2041 30,000 32,191
3.05%, 5/15/2041 10,000 7,629
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Consumer, Non-cyclical – 4.4% (continued)
4.63%, 11/15/2041 17,000 15,820
3.95%, 10/15/2042 50,000 42,779
4.20%, 1/15/2047 50,000 43,738
3.75%, 10/15/2047 50,000 40,535
4.25%, 6/15/2048 18,000 15,714
4.45%, 12/15/2048 10,000 8,990
3.25%, 5/15/2051 10,000 7,356
5.05%, 4/15/2053 30,000 29,558
3.88%, 8/15/2059 15,000 12,000
4.95%, 5/15/2062 35,000 33,446
5.20%, 4/15/2063 150,000 147,355
Universal Health Services, Inc.
1.65%, 9/01/2026 50,000 44,178
2.65%, 1/15/2032 45,000 35,382
University of Chicago (The)
Series 20B, 2.76%, 4/01/2045 50,000 38,136
4.00%, 10/01/2053 50,000 43,052
University of Southern California
Series 2017, 3.84%, 10/01/2047 25,000 21,396
5.25%, 10/01/2111 25,000 24,525
UPMC, 5.04%, 5/15/2033 10,000 9,848
Utah Acquisition Sub, Inc., 3.95%, 6/15/2026 143,000 135,685
Verisk Analytics, Inc., 5.50%, 6/15/2045 50,000 46,938
Viatris, Inc., 4.00%, 6/22/2050 10,000 6,763
Washington University (The)
Series 2022, 3.52%, 4/15/2054 25,000 19,948
4.35%, 4/15/2122 25,000 20,446
William Marsh Rice University, 3.57%,
5/15/2045 15,000 12,416
Wyeth LLC
6.50%, 2/01/2034 25,000 28,113
5.95%, 4/01/2037 50,000 54,251
Yale University, Series 2020, 2.40%,
4/15/2050 50,000 32,282
Zimmer Biomet Holdings, Inc.
3.05%, 1/15/2026 15,000 14,227
5.75%, 11/30/2039 35,000 34,543
Zoetis, Inc.
3.90%, 8/20/2028 40,000 38,412
4.70%, 2/01/2043 100,000 92,434
4.45%, 8/20/2048 25,000 22,153
20,735,629
Energy – 1.8%
Apache Corp.
4.25%, 1/15/2030 10,000 9,082
6.00%, 1/15/2037 10,000 9,446
5.10%, 9/01/2040 25,000 21,226
Baker Hughes Holdings LLC, 5.13%,
9/15/2040 34,000 32,953
Baker Hughes Holdings LLC / Baker Hughes
Co.-Obligor, Inc., 3.34%, 12/15/2027 100,000 93,412
Boardwalk Pipelines LP
5.95%, 6/01/2026 95,000 95,459
3.40%, 2/15/2031 15,000 12,963
BP Capital Markets America, Inc.
3.80%, 9/21/2025 24,000 23,376
3.12%, 5/04/2026 25,000 23,836
3.59%, 4/14/2027 30,000 28,758

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Energy – 1.8% (continued)
3.63%, 4/06/2030 10,000 9,315
1.75%, 8/10/2030 10,000 8,180
4.81%, 2/13/2033 50,000 49,185
4.89%, 9/11/2033 25,000 24,703
2.77%, 11/10/2050 65,000 42,666
2.94%, 6/04/2051 104,000 70,505
BP Capital Markets PLC, 3.28%, 9/19/2027 230,000 217,194
Canadian Natural Resources Ltd.
2.95%, 7/15/2030 186,000 160,315
7.20%, 1/15/2032 15,000 16,432
Cenovus Energy, Inc.
5.25%, 6/15/2037 70,000 65,039
6.75%, 11/15/2039 5,000 5,271
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025 60,000 60,014
2.74%, 12/31/2039 50,000 39,450
Cheniere Energy Partners LP, 5.95%,
6/30/2033
(b)
25,000 25,296
Chevron Corp., 3.08%, 5/11/2050 100,000 73,495
ConocoPhillips Co.
5.30%, 5/15/2053 20,000 20,234
4.03%, 3/15/2062 100,000 80,477
Coterra Energy, Inc., 4.38%, 3/15/2029 50,000 47,199
DCP Midstream Operating LP, 5.60%,
4/01/2044 50,000 47,488
Devon Energy Corp.
5.85%, 12/15/2025 70,000 70,466
4.50%, 1/15/2030 100,000 94,757
4.75%, 5/15/2042 25,000 21,454
Diamondback Energy, Inc.
3.25%, 12/01/2026 115,000 108,464
6.25%, 3/15/2033 30,000 31,340
4.40%, 3/24/2051 100,000 79,973
Enbridge Energy Partners LP, 5.88%,
10/15/2025 25,000 25,168
Enbridge, Inc.
4.25%, 12/01/2026 130,000 125,904
5.50%, 12/01/2046 55,000 52,295
Energy Transfer LP
2.90%, 5/15/2025 75,000 71,556
5.95%, 12/01/2025 50,000 50,244
3.90%, 7/15/2026 85,000 81,354
5.50%, 6/01/2027 108,000 108,023
4.90%, 3/15/2035 98,000 90,375
6.50%, 2/01/2042 25,000 25,388
5.95%, 10/01/2043 25,000 23,557
5.30%, 4/01/2044 100,000 87,235
5.35%, 5/15/2045 50,000 43,590
5.00%, 5/15/2050 50,000 42,270
Enterprise Products Operating LLC
2.80%, 1/31/2030 50,000 43,884
4.85%, 8/15/2042 20,000 18,390
4.45%, 2/15/2043 40,000 35,040
4.85%, 3/15/2044 30,000 27,455
4.25%, 2/15/2048 85,000 71,501
4.20%, 1/31/2050 50,000 41,455
3.70%, 1/31/2051 50,000 37,974
4.95%, 10/15/2054 25,000 22,745
3.95%, 1/31/2060 10,000 7,632
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Energy – 1.8% (continued)
EOG Resources, Inc., 4.15%, 1/15/2026 50,000 49,162
EQT Corp., 5.00%, 1/15/2029 44,000 41,739
Equinor ASA
3.25%, 11/10/2024 25,000 24,325
1.75%, 1/22/2026 110,000 101,731
3.00%, 4/06/2027 50,000 46,819
4.25%, 11/23/2041 70,000 62,807
3.70%, 4/06/2050 100,000 80,422
Exxon Mobil Corp.
2.28%, 8/16/2026 40,000 37,180
4.23%, 3/19/2040 25,000 22,878
3.10%, 8/16/2049 10,000 7,254
4.33%, 3/19/2050 110,000 98,467
3.45%, 4/15/2051 188,000 144,388
Halliburton Co.
4.85%, 11/15/2035 30,000 28,320
4.50%, 11/15/2041 25,000 21,409
5.00%, 11/15/2045 10,000 9,163
Hess Corp.
4.30%, 4/01/2027 100,000 96,510
7.88%, 10/01/2029 30,000 33,359
7.30%, 8/15/2031 25,000 27,512
7.13%, 3/15/2033 20,000 21,950
6.00%, 1/15/2040 25,000 24,963
Kinder Morgan Energy Partners LP
7.75%, 3/15/2032 150,000 168,704
5.00%, 8/15/2042 35,000 29,737
5.00%, 3/01/2043 100,000 86,790
Kinder Morgan, Inc.
1.75%, 11/15/2026 170,000 152,198
4.80%, 2/01/2033
(a)
50,000 47,431
3.25%, 8/01/2050 35,000 22,656
3.60%, 2/15/2051 20,000 13,936
Magellan Midstream Partners LP
4.25%, 9/15/2046 50,000 37,043
4.20%, 10/03/2047 100,000 74,357
Marathon Oil Corp.
6.80%, 3/15/2032 50,000 52,693
6.60%, 10/01/2037 25,000 25,752
5.20%, 6/01/2045 25,000 21,627
Marathon Petroleum Corp.
3.80%, 4/01/2028 88,000 82,693
6.50%, 3/01/2041 10,000 10,372
4.75%, 9/15/2044 50,000 42,241
4.50%, 4/01/2048 10,000 7,941
MPLX LP
4.88%, 6/01/2025 75,000 74,005
1.75%, 3/01/2026 15,000 13,696
4.13%, 3/01/2027 50,000 48,096
4.95%, 9/01/2032 100,000 95,661
5.00%, 3/01/2033 50,000 48,020
5.20%, 3/01/2047 35,000 31,112
5.20%, 12/01/2047 25,000 22,009
5.50%, 2/15/2049 25,000 22,909
5.65%, 3/01/2053 50,000 46,917
4.90%, 4/15/2058 10,000 8,162
NOV, Inc., 3.60%, 12/01/2029 30,000 26,878

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Energy – 1.8% (continued)
Occidental Petroleum Corp.
2.90%, 8/15/2024 10,000 9,725
5.88%, 9/01/2025 10,000 10,029
5.50%, 12/01/2025
(a)
10,000 9,960
5.55%, 3/15/2026 15,000 14,916
8.50%, 7/15/2027 10,000 10,848
6.38%, 9/01/2028 10,000 10,264
8.88%, 7/15/2030 15,000 17,396
6.63%, 9/01/2030 25,000 26,218
6.13%, 1/01/2031 20,000 20,469
7.50%, 5/01/2031 15,000 16,507
7.88%, 9/15/2031 10,000 11,247
6.45%, 9/15/2036 30,000 31,488
6.20%, 3/15/2040 10,000 10,098
6.60%, 3/15/2046 20,000 21,197
ONEOK Partners LP, 6.20%, 9/15/2043 15,000 14,746
ONEOK, Inc.
4.35%, 3/15/2029 25,000 23,374
6.35%, 1/15/2031 100,000 103,075
Ovintiv Exploration, Inc., 5.38%, 1/01/2026 100,000 99,315
Ovintiv, Inc.
5.65%, 5/15/2025 10,000 9,986
5.65%, 5/15/2028 10,000 9,941
7.20%, 11/01/2031 50,000 52,663
6.25%, 7/15/2033 10,000 10,094
Phillips 66 Co.
3.55%, 10/01/2026 10,000 9,433
3.90%, 3/15/2028 20,000 19,035
3.15%, 12/15/2029 10,000 8,832
2.15%, 12/15/2030 5,000 4,088
4.65%, 11/15/2034 50,000 47,559
4.68%, 2/15/2045 10,000 8,576
4.90%, 10/01/2046 10,000 8,815
Pioneer Natural Resources Co., 2.15%,
1/15/2031 50,000 40,939
Plains All American Pipeline LP / PAA Finance
Corp.
3.80%, 9/15/2030 50,000 44,780
5.15%, 6/01/2042 40,000 33,857
Sabine Pass Liquefaction LLC
5.63%, 3/01/2025 50,000 49,891
5.00%, 3/15/2027 125,000 123,895
Schlumberger Investment SA
4.50%, 5/15/2028 10,000 9,880
2.65%, 6/26/2030 45,000 39,363
4.85%, 5/15/2033 10,000 9,909
Shell International Finance BV
3.25%, 5/11/2025 100,000 96,881
3.88%, 11/13/2028 200,000 193,838
6.38%, 12/15/2038 50,000 56,199
4.38%, 5/11/2045 160,000 143,683
3.75%, 9/12/2046 35,000 28,425
3.13%, 11/07/2049 35,000 25,257
Spectra Energy Partners LP, 4.50%,
3/15/2045 45,000 37,343
Suncor Energy, Inc.
6.50%, 6/15/2038 50,000 52,118
3.75%, 3/04/2051 35,000 25,650
Targa Resources Corp., 6.50%, 2/15/2053 100,000 103,124
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Energy – 1.8% (continued)
TC PipeLines LP
4.38%, 3/13/2025 200,000 194,544
3.90%, 5/25/2027 25,000 23,758
Teck Resources Ltd., 6.13%, 10/01/2035 150,000 150,779
Texas Eastern Transmission LP, 7.00%,
7/15/2032 25,000 27,794
Tosco Corp., 8.13%, 2/15/2030 50,000 58,079
TotalEnergies Capital International SA
2.43%, 1/10/2025 10,000 9,617
3.46%, 2/19/2029 10,000 9,340
2.99%, 6/29/2041 100,000 75,223
TransCanada PipeLines Ltd.
4.88%, 1/15/2026 25,000 24,712
4.63%, 3/01/2034 122,000 111,664
5.85%, 3/15/2036 50,000 49,991
4.75%, 5/15/2038 80,000 71,124
5.00%, 10/16/2043 35,000 31,245
Transcontinental Gas Pipe Line Co. LLC
4.00%, 3/15/2028 53,000 50,104
3.25%, 5/15/2030 15,000 13,366
4.45%, 8/01/2042 35,000 29,755
Valero Energy Corp., 4.35%, 6/01/2028 250,000 241,149
Western Midstream Operating LP
4.05%, 2/01/2030 50,000 45,448
6.15%, 4/01/2033 50,000 50,796
5.50%, 8/15/2048 50,000 43,050
Williams Cos., Inc. (The)
4.65%, 8/15/2032 100,000 95,421
6.30%, 4/15/2040 30,000 31,421
4.90%, 1/15/2045 50,000 43,452
5.10%, 9/15/2045 100,000 90,411
8,583,621
Financial – 8.3%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
4.45%, 10/01/2025 150,000 145,420
4.63%, 10/15/2027 210,000 200,702
3.40%, 10/29/2033 50,000 39,998
Affiliated Managers Group, Inc., 3.30%,
6/15/2030 25,000 21,202
Aflac, Inc., 4.75%, 1/15/2049 50,000 45,747
Air Lease Corp.
3.63%, 12/01/2027 50,000 46,368
2.10%, 9/01/2028 25,000 21,043
3.00%, 2/01/2030 45,000 38,022
3.13%, 12/01/2030 102,000 85,410
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/2030 20,000 19,619
1.88%, 2/01/2033 100,000 73,575
3.00%, 5/18/2051 92,000 57,375
Alleghany Corp., 3.63%, 5/15/2030 57,000 52,763
Allstate Corp. (The)
5.25%, 3/30/2033 156,000 154,749
4.50%, 6/15/2043 50,000 42,919
Ally Financial, Inc.
6.99%, 6/13/2029 15,000 15,108
8.00%, 11/01/2031 85,000 89,375

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Financial – 8.3% (continued)
American Express Co.
2.25%, 3/04/2025 331,000 314,532
4.20%, 11/06/2025 25,000 24,409
4.90%, 2/13/2026 50,000 49,652
3.13%, 5/20/2026 100,000 95,134
2.55%, 3/04/2027 238,000 217,556
American Financial Group, Inc., 4.50%,
6/15/2047 25,000 20,335
American International Group, Inc.
2.50%, 6/30/2025 31,000 29,446
4.20%, 4/01/2028 25,000 24,011
3.40%, 6/30/2030 25,000 22,241
6.25%, 5/01/2036 50,000 51,916
American Tower Corp.
2.40%, 3/15/2025 100,000 94,861
1.60%, 4/15/2026 15,000 13,518
3.95%, 3/15/2029 46,000 42,588
2.10%, 6/15/2030 25,000 20,190
1.88%, 10/15/2030 25,000 19,673
2.70%, 4/15/2031 25,000 20,657
2.30%, 9/15/2031 25,000 19,877
3.70%, 10/15/2049 10,000 7,112
3.10%, 6/15/2050 10,000 6,453
2.95%, 1/15/2051 50,000 31,136
Ameriprise Financial, Inc.
3.70%, 10/15/2024 50,000 48,869
3.00%, 4/02/2025 10,000 9,604
AON Corp., 2.80%, 5/15/2030 55,000 47,666
AON Corp. / AON Global Holdings PLC, 5.00%,
9/12/2032 80,000 78,985
Arch Capital Group Ltd., 3.64%, 6/30/2050 45,000 32,959
Ares Capital Corp., 3.88%, 1/15/2026 10,000 9,345
Arthur J Gallagher & Co., 3.50%, 5/20/2051 10,000 7,118
Assurant, Inc.
4.90%, 3/27/2028 30,000 28,995
3.70%, 2/22/2030 50,000 43,252
Athene Holding Ltd., 3.95%, 5/25/2051 30,000 20,873
AvalonBay Communities, Inc.
2.30%, 3/01/2030 10,000 8,389
2.45%, 1/15/2031 20,000 16,754
AXIS Specialty Finance LLC, 3.90%,
7/15/2029 15,000 13,737
Bain Capital Specialty Finance, Inc.
2.95%, 3/10/2026 65,000 57,885
2.55%, 10/13/2026 50,000 43,362
Banco Santander SA
5.29%, 8/18/2027 200,000 196,584
2.75%, 12/03/2030 200,000 156,755
Bank of America Corp.
4.00%, 1/22/2025 20,000 19,486
0.98%, 9/25/2025 25,000 23,620
2.46%, 10/22/2025 25,000 24,034
1.53%, 12/06/2025 75,000 70,472
3.37%, 1/23/2026 400,000 386,047
2.02%, 2/13/2026 105,000 99,117
4.45%, 3/03/2026 50,000 48,677
3.50%, 4/19/2026 45,000 43,218
1.32%, 6/19/2026 10,000 9,197
4.83%, 7/22/2026 175,000 172,981
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Financial – 8.3% (continued)
6.22%, 9/15/2026 50,000 51,168
4.25%, 10/22/2026 100,000 96,637
Series N, 1.66%, 3/11/2027 50,000 45,093
3.56%, 4/23/2027 20,000 18,983
1.73%, 7/22/2027 25,000 22,404
3.25%, 10/21/2027 100,000 93,843
Series L, 4.18%, 11/25/2027 30,000 28,620
3.71%, 4/24/2028 143,000 134,263
3.59%, 7/21/2028 50,000 46,648
4.95%, 7/22/2028 50,000 49,174
6.20%, 11/10/2028 200,000 205,706
4.27%, 7/23/2029 54,000 51,308
3.97%, 2/07/2030 50,000 46,495
3.19%, 7/23/2030 50,000 44,288
2.88%, 10/22/2030 200,000 173,119
2.59%, 4/29/2031 50,000 42,036
1.90%, 7/23/2031 5,000 3,982
1.92%, 10/24/2031 25,000 19,821
2.69%, 4/22/2032 15,000 12,420
2.57%, 10/20/2032 20,000 16,240
2.97%, 2/04/2033 35,000 29,232
5.02%, 7/22/2033 100,000 97,612
5.29%, 4/25/2034 85,000 84,314
2.48%, 9/21/2036 75,000 57,444
6.11%, 1/29/2037 111,000 116,659
4.24%, 4/24/2038 50,000 44,221
2.68%, 6/19/2041 10,000 7,080
5.00%, 1/21/2044 150,000 144,616
4.44%, 1/20/2048 50,000 44,454
4.33%, 3/15/2050 130,000 113,753
4.08%, 3/20/2051 160,000 133,415
Series N, 3.48%, 3/13/2052 104,000 78,010
Bank of Montreal, 0.95%, 1/22/2027 120,000 107,452
Bank of Nova Scotia (The)
5.25%, 12/06/2024 250,000 248,822
5.45%, 6/12/2025 20,000 19,944
4.50%, 12/16/2025 20,000 19,391
1.05%, 3/02/2026 200,000 179,418
1.30%, 9/15/2026 75,000 66,506
5.25%, 6/12/2028 15,000 14,978
Barclays PLC
5.83%, 5/09/2027 200,000 198,835
2.67%, 3/10/2032 50,000 39,775
7.44%, 11/02/2033 200,000 217,799
6.22%, 5/09/2034 200,000 201,809
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048 127,000 114,151
4.25%, 1/15/2049 307,000 280,066
BlackRock, Inc.
3.20%, 3/15/2027 169,000 160,980
2.40%, 4/30/2030 50,000 43,158
Blackstone Private Credit Fund, 7.05%,
9/29/2025 150,000 150,739
Blackstone Secured Lending Fund, 2.13%,
2/15/2027 50,000 42,315
Blue Owl Capital Corp., 2.88%, 6/11/2028 50,000 41,351
Blue Owl Capital Corp. III, 3.13%, 4/13/2027 50,000 42,489
Blue Owl Credit Income Corp.
4.70%, 2/08/2027 50,000 45,580
7.95%, 6/13/2028
(b)
10,000 10,030

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Financial – 8.3% (continued)
Blue Owl Technology Finance Corp., 2.50%,
1/15/2027 50,000 41,962
Boston Properties LP
3.65%, 2/01/2026 50,000 46,957
4.50%, 12/01/2028 75,000 69,595
3.25%, 1/30/2031 26,000 21,421
6.50%, 1/15/2034 15,000 15,184
BPCE SA, 3.38%, 12/02/2026 250,000 233,726
Brandywine Operating Partnership LP, 3.95%,
11/15/2027 25,000 20,376
Brighthouse Financial, Inc., 5.63%, 5/15/2030 70,000 67,821
Brookfield Capital Finance LLC, 6.09%,
6/14/2033 10,000 10,144
Brookfield Corp., 4.00%, 1/15/2025 50,000 48,641
Brookfield Finance LLC / Brookfield Finance,
Inc., 3.45%, 4/15/2050 60,000 39,811
Brookfield Finance, Inc., 3.90%, 1/25/2028 50,000 46,853
Brown & Brown, Inc.
4.50%, 3/15/2029 50,000 47,376
2.38%, 3/15/2031 50,000 40,438
Camden Property Trust, 3.35%, 11/01/2049 35,000 25,325
Canadian Imperial Bank of Commerce, 5.62%,
7/17/2026 10,000 10,046
Capital One Financial Corp.
3.20%, 2/05/2025 20,000 19,165
4.20%, 10/29/2025 100,000 96,277
3.65%, 5/11/2027 40,000 37,373
6.31%, 6/08/2029 30,000 30,119
6.38%, 6/08/2034 30,000 30,278
CBOE Global Markets, Inc., 1.63%,
12/15/2030 75,000 59,423
CBRE Services, Inc.
4.88%, 3/01/2026 25,000 24,502
5.95%, 8/15/2034 15,000 15,139
Charles Schwab Corp. (The)
3.00%, 3/10/2025 50,000 47,874
4.20%, 3/24/2025 25,000 24,454
3.63%, 4/01/2025 37,000 35,877
5.64%, 5/19/2029 20,000 20,176
2.75%, 10/01/2029 132,000 113,824
5.85%, 5/19/2034 20,000 20,584
Chubb INA Holdings, Inc.
3.35%, 5/03/2026 15,000 14,413
1.38%, 9/15/2030 125,000 99,053
CI Financial Corp., 3.20%, 12/17/2030 100,000 76,787
Cincinnati Financial Corp., 6.92%, 5/15/2028 100,000 107,152
Citigroup, Inc.
5.50%, 9/13/2025 75,000 74,586
3.29%, 3/17/2026 100,000 96,050
3.11%, 4/08/2026 15,000 14,362
4.45%, 9/29/2027 135,000 129,787
3.89%, 1/10/2028 50,000 47,395
4.13%, 7/25/2028 87,000 81,901
3.98%, 3/20/2030 20,000 18,547
2.98%, 11/05/2030 23,000 19,954
4.41%, 3/31/2031 40,000 37,615
2.57%, 6/03/2031 250,000 208,569
6.63%, 6/15/2032 145,000 153,147
3.06%, 1/25/2033 25,000 20,867
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Financial – 8.3% (continued)
5.88%, 2/22/2033 40,000 40,704
3.79%, 3/17/2033 100,000 88,403
4.91%, 5/24/2033 180,000 174,326
6.27%, 11/17/2033 45,000 47,702
2.90%, 11/03/2042 100,000 70,782
4.65%, 7/30/2045 90,000 80,402
4.75%, 5/18/2046 15,000 12,906
4.65%, 7/23/2048 30,000 27,055
Citizens Financial Group, Inc.
2.85%, 7/27/2026 105,000 95,924
2.50%, 2/06/2030 50,000 40,157
5.64%, 5/21/2037 75,000 67,564
CME Group, Inc., 3.00%, 3/15/2025 117,000 113,083
CNA Financial Corp., 2.05%, 8/15/2030 50,000 40,044
Commonwealth Bank of Australia, 5.32%,
3/13/2026 250,000 250,943
Cooperatieve Rabobank UA
5.00%, 1/13/2025 250,000 248,423
3.75%, 7/21/2026 250,000 235,948
Corebridge Financial, Inc.
3.50%, 4/04/2025 15,000 14,414
3.65%, 4/05/2027 20,000 18,816
3.90%, 4/05/2032 20,000 17,638
4.35%, 4/05/2042 10,000 8,133
4.40%, 4/05/2052 35,000 27,999
Corporate Office Properties LP, 2.00%,
1/15/2029 50,000 38,793
Crown Castle, Inc.
3.20%, 9/01/2024 145,000 141,036
4.45%, 2/15/2026 25,000 24,377
1.05%, 7/15/2026 43,000 37,878
2.90%, 4/01/2041 60,000 41,293
4.00%, 11/15/2049 150,000 113,296
4.15%, 7/01/2050 15,000 11,679
Deutsche Bank AG
3.73%, 1/14/2032 200,000 156,053
3.74%, 1/07/2033 200,000 152,177
Digital Realty Trust LP
4.45%, 7/15/2028
(a)
25,000 23,758
3.60%, 7/01/2029
(a)
34,000 30,732
Discover Financial Services
3.95%, 11/06/2024 200,000 194,504
4.10%, 2/09/2027 40,000 37,259
Eaton Vance Corp., 3.50%, 4/06/2027 50,000 46,769
Enstar Finance LLC, 5.75%, 9/01/2040 45,000 39,412
EPR Properties, 4.50%, 6/01/2027 50,000 45,335
Equinix, Inc.
2.63%, 11/18/2024 22,000 21,150
2.90%, 11/18/2026 20,000 18,444
3.90%, 4/15/2032 50,000 44,981
3.00%, 7/15/2050 50,000 32,356
2.95%, 9/15/2051 50,000 31,640
Equitable Holdings, Inc., 5.00%, 4/20/2048 50,000 43,698
ERP Operating LP
3.38%, 6/01/2025 25,000 24,129
3.00%, 7/01/2029 20,000 17,840
4.00%, 8/01/2047 50,000 39,390
Essex Portfolio LP, 2.65%, 9/01/2050 50,000 28,617

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Financial – 8.3% (continued)
Extra Space Storage LP
3.50%, 7/01/2026 72,000 67,606
5.50%, 7/01/2030 10,000 9,991
Fairfax Financial Holdings Ltd., 4.63%,
4/29/2030 25,000 23,231
Fidelity National Financial, Inc., 3.40%,
6/15/2030 135,000 118,617
Fifth Third Bancorp
2.38%, 1/28/2025 50,000 47,438
4.77%, 7/28/2030 50,000 47,037
First American Financial Corp., 4.00%,
5/15/2030 25,000 21,862
First-Citizens Bank & Trust Co., 2.97%,
9/27/2025 25,000 23,804
Franklin Resources, Inc., 1.60%, 10/30/2030 75,000 59,165
Globe Life, Inc., 2.15%, 8/15/2030 29,000 23,240
GLP Capital LP / GLP Financing II, Inc.
5.30%, 1/15/2029 50,000 47,725
4.00%, 1/15/2030 140,000 122,165
3.25%, 1/15/2032 125,000 102,218
Goldman Sachs Group, Inc. (The)
3.50%, 4/01/2025 115,000 110,889
3.50%, 11/16/2026 300,000 282,961
1.09%, 12/09/2026 10,000 8,987
5.95%, 1/15/2027 100,000 101,545
3.85%, 1/26/2027 325,000 310,104
1.43%, 3/09/2027 60,000 53,781
1.54%, 9/10/2027 10,000 8,830
1.95%, 10/21/2027 50,000 44,594
2.64%, 2/24/2028 30,000 27,173
3.69%, 6/05/2028 37,000 34,853
4.22%, 5/01/2029 20,000 18,965
2.60%, 2/07/2030 50,000 42,462
2.62%, 4/22/2032 25,000 20,497
Series D, 2.38%, 7/21/2032 20,000 15,981
2.65%, 10/21/2032 20,000 16,237
3.10%, 2/24/2033 85,000 71,611
6.75%, 10/01/2037 203,000 220,167
4.41%, 4/23/2039 25,000 22,070
6.25%, 2/01/2041 200,000 214,664
3.21%, 4/22/2042 30,000 22,226
2.91%, 7/21/2042 5,000 3,519
4.75%, 10/21/2045 50,000 45,928
Golub Capital BDC, Inc., 2.05%, 2/15/2027 50,000 42,080
Hanover Insurance Group, Inc. (The), 2.50%,
9/01/2030 25,000 19,761
Healthcare Realty Holdings LP, 3.50%,
8/01/2026 5,000 4,654
Healthpeak OP LLC, 5.25%, 12/15/2032 100,000 98,210
Highwoods Realty LP
4.13%, 3/15/2028 100,000 89,814
3.05%, 2/15/2030 50,000 39,067
HSBC Holdings PLC
4.30%, 3/08/2026 50,000 48,506
3.00%, 3/10/2026 200,000 190,904
2.10%, 6/04/2026 50,000 46,584
6.16%, 3/09/2029 200,000 202,627
2.85%, 6/04/2031 350,000 292,256
5.40%, 8/11/2033 200,000 195,023
6.25%, 3/09/2034
(a)
200,000 206,131
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Financial – 8.3% (continued)
6.33%, 3/09/2044 200,000 209,091
HSBC USA, Inc., 5.63%, 3/17/2025 200,000 200,022
ING Groep NV
3.95%, 3/29/2027 200,000 191,045
4.25%, 3/28/2033 100,000 91,249
Intercontinental Exchange, Inc.
3.75%, 12/01/2025 50,000 48,555
3.10%, 9/15/2027 15,000 14,025
4.60%, 3/15/2033 25,000 24,193
2.65%, 9/15/2040 30,000 21,282
4.25%, 9/21/2048 10,000 8,680
3.00%, 6/15/2050 85,000 58,589
4.95%, 6/15/2052 10,000 9,586
3.00%, 9/15/2060 50,000 32,034
5.20%, 6/15/2062 40,000 39,234
Jefferies Financial Group, Inc., 6.25%,
1/15/2036 50,000 51,018
JPMorgan Chase & Co.
3.88%, 9/10/2024 50,000 49,006
5.55%, 12/15/2025 150,000 149,642
2.08%, 4/22/2026 318,000 299,386
4.13%, 12/15/2026 50,000 48,276
1.58%, 4/22/2027 50,000 45,018
8.00%, 4/29/2027 400,000 441,987
4.25%, 10/01/2027 25,000 24,217
3.78%, 2/01/2028 250,000 237,138
4.85%, 7/25/2028 100,000 98,709
5.30%, 7/24/2029 45,000 45,124
4.45%, 12/05/2029 91,000 87,632
2.74%, 10/15/2030 35,000 30,369
4.49%, 3/24/2031 30,000 28,715
2.52%, 4/22/2031 100,000 84,637
1.76%, 11/19/2031 100,000 78,970
2.96%, 1/25/2033 30,000 25,304
4.91%, 7/25/2033 150,000 146,587
5.72%, 9/14/2033 150,000 152,156
6.40%, 5/15/2038 25,000 28,009
5.50%, 10/15/2040 85,000 88,055
3.11%, 4/22/2041 35,000 26,581
2.53%, 11/19/2041 50,000 34,501
5.40%, 1/06/2042 75,000 77,106
5.63%, 8/16/2043 116,000 119,265
4.26%, 2/22/2048 50,000 43,265
4.03%, 7/24/2048 80,000 66,421
3.11%, 4/22/2051 50,000 35,157
3.33%, 4/22/2052 90,000 66,175
Kemper Corp., 2.40%, 9/30/2030 25,000 19,405
KeyCorp
2.25%, 4/06/2027 40,000 34,734
4.10%, 4/30/2028 50,000 45,505
Kilroy Realty LP, 2.50%, 11/15/2032 100,000 70,032
Kimco Realty OP LLC
3.30%, 2/01/2025 10,000 9,608
3.70%, 10/01/2049 25,000 18,017
Kite Realty Group LP, 4.00%, 10/01/2026 15,000 13,655
Kite Realty Group Trust, 4.75%, 9/15/2030 10,000 9,163
Kreditanstalt Fuer Wiederaufbau
0.50%, 9/20/2024 50,000 47,289
0.38%, 7/18/2025 70,000 64,042

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Financial – 8.3% (continued)
0.63%, 1/22/2026 395,000 357,613
1.00%, 10/01/2026 117,000 104,897
3.75%, 2/15/2028 100,000 97,620
0.75%, 9/30/2030 50,000 39,590
4.13%, 7/15/2033 70,000 69,900
0.00%, 4/18/2036
(c)
225,000 131,822
Landwirtschaftliche Rentenbank
2.00%, 1/13/2025 50,000 47,715
2.38%, 6/10/2025 40,000 38,049
Series 44, 3.88%, 6/14/2028 50,000 49,109
0.88%, 9/03/2030 50,000 39,772
Lazard Group LLC, 4.50%, 9/19/2028 20,000 18,964
Legg Mason, Inc., 4.75%, 3/15/2026 25,000 24,664
Lincoln National Corp.
3.05%, 1/15/2030 25,000 20,898
3.40%, 3/01/2032 50,000 40,602
4.35%, 3/01/2048 45,000 32,821
Lloyds Banking Group PLC
4.65%, 3/24/2026 200,000 192,693
4.72%, 8/11/2026 200,000 195,841
M&T Bank Corp., 4.55%, 8/16/2028 100,000 94,733
Main Street Capital Corp., 3.00%, 7/14/2026 25,000 22,338
Manulife Financial Corp.
4.15%, 3/04/2026 25,000 24,355
4.06%, 2/24/2032 195,000 182,863
5.38%, 3/04/2046 50,000 49,347
Markel Group, Inc., 5.00%, 4/05/2046 50,000 43,927
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030 50,000 41,666
2.38%, 12/15/2031 50,000 40,939
4.75%, 3/15/2039 25,000 23,499
2.90%, 12/15/2051 50,000 33,402
Mastercard, Inc.
3.30%, 3/26/2027 15,000 14,345
3.85%, 3/26/2050 10,000 8,536
MetLife, Inc.
6.50%, 12/15/2032
(a)
50,000 54,965
5.38%, 7/15/2033 20,000 20,210
4.05%, 3/01/2045 15,000 12,547
MID-America Apartments LP
4.00%, 11/15/2025 30,000 29,188
1.10%, 9/15/2026 50,000 44,059
3.60%, 6/01/2027 45,000 42,557
Mitsubishi UFJ Financial Group, Inc.
3.96%, 3/02/2028 100,000 95,311
5.35%, 9/13/2028 285,000 283,560
5.47%, 9/13/2033 200,000 199,984
5.41%, 4/19/2034 200,000 198,872
3.75%, 7/18/2039 200,000 168,752
Mizuho Financial Group, Inc.
4.25%, 9/11/2029 75,000 70,226
2.59%, 5/25/2031 50,000 41,324
Morgan Stanley
4.00%, 7/23/2025 322,000 313,740
5.00%, 11/24/2025 50,000 49,421
2.19%, 4/28/2026 100,000 94,121
4.68%, 7/17/2026 175,000 171,704
3.13%, 7/27/2026 50,000 47,006
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Financial – 8.3% (continued)
0.99%, 12/10/2026 295,000 263,932
3.63%, 1/20/2027 150,000 142,227
3.95%, 4/23/2027 50,000 47,600
1.51%, 7/20/2027 40,000 35,563
3.59%, 7/22/2028 95,000 88,407
3.77%, 1/24/2029 50,000 46,783
5.16%, 4/20/2029 45,000 44,534
5.45%, 7/20/2029 40,000 40,113
4.43%, 1/23/2030 125,000 119,307
3.62%, 4/01/2031 45,000 40,445
7.25%, 4/01/2032 200,000 229,364
1.93%, 4/28/2032 125,000 97,659
2.24%, 7/21/2032 15,000 11,932
2.51%, 10/20/2032 15,000 12,097
2.94%, 1/21/2033 25,000 20,794
4.89%, 7/20/2033 50,000 48,036
6.34%, 10/18/2033 50,000 53,187
5.25%, 4/21/2034 207,000 204,222
5.30%, 4/20/2037 50,000 47,363
4.46%, 4/22/2039 160,000 144,139
4.38%, 1/22/2047 25,000 22,336
NASDAQ, Inc.
3.85%, 6/30/2026 33,000 31,873
1.65%, 1/15/2031
(a)
50,000 39,212
3.25%, 4/28/2050 25,000 16,973
6.10%, 6/28/2063 50,000 50,441
National Australia Bank Ltd., 5.20%,
5/13/2025 250,000 249,399
National Health Investors, Inc., 3.00%,
2/01/2031 35,000 27,376
NatWest Group PLC
7.47%, 11/10/2026 200,000 206,327
5.08%, 1/27/2030 50,000 47,867
Northern Trust Corp.
3.15%, 5/03/2029 25,000 22,880
3.38%, 5/08/2032 50,000 44,978
OMEGA Healthcare Investors, Inc.
4.50%, 4/01/2027 15,000 14,203
4.75%, 1/15/2028 25,000 23,375
3.63%, 10/01/2029 75,000 63,116
ORIX Corp.
5.00%, 9/13/2027 50,000 49,572
4.00%, 4/13/2032 200,000 183,378
PartnerRe Finance B LLC, 3.70%, 7/02/2029 50,000 45,212
Physicians Realty LP, 3.95%, 1/15/2028 25,000 22,955
PNC Bank NA, 2.70%, 10/22/2029 75,000 63,352
PNC Financial Services Group, Inc. (The)
2.20%, 11/01/2024 35,000 33,506
5.81%, 6/12/2026 15,000 15,019
2.60%, 7/23/2026 180,000 167,202
4.76%, 1/26/2027 200,000 196,561
5.58%, 6/12/2029 45,000 45,071
4.63%, 6/06/2033 50,000 45,869
Principal Financial Group, Inc.
3.10%, 11/15/2026 44,000 40,844
4.30%, 11/15/2046 50,000 39,985
Private Export Funding Corp., Series PP,
1.40%, 7/15/2028 50,000 43,235
Progressive Corp. (The), 4.00%, 3/01/2029 10,000 9,652

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Financial – 8.3% (continued)
ProLogis LP
3.25%, 10/01/2026 49,000 46,466
2.88%, 11/15/2029 144,000 126,880
1.75%, 2/01/2031 10,000 7,985
Prospect Capital Corp.
3.36%, 11/15/2026 40,000 34,650
3.44%, 10/15/2028 25,000 19,841
Prudential Financial, Inc.
3.88%, 3/27/2028 51,000 49,024
5.38%, 5/15/2045 50,000 49,433
4.35%, 2/25/2050 165,000 141,508
Radian Group, Inc., 4.88%, 3/15/2027 50,000 47,745
Raymond James Financial, Inc.
4.65%, 4/01/2030 20,000 19,571
4.95%, 7/15/2046 33,000 29,654
Realty Income Corp.
3.88%, 4/15/2025 94,000 91,535
3.00%, 1/15/2027 50,000 46,539
4.90%, 7/15/2033 10,000 9,660
4.65%, 3/15/2047 50,000 44,720
Regency Centers LP
2.95%, 9/15/2029 25,000 21,591
3.70%, 6/15/2030 10,000 8,996
4.40%, 2/01/2047 25,000 19,898
Reinsurance Group of America, Inc., 3.90%,
5/15/2029 150,000 137,227
RenaissanceRe Finance, Inc., 3.45%,
7/01/2027 75,000 69,959
RenaissanceRe Holdings Ltd., 5.75%,
6/05/2033 15,000 14,794
Rexford Industrial Realty LP, 2.15%,
9/01/2031 50,000 38,884
Royal Bank of Canada
2.25%, 11/01/2024 100,000 96,036
1.15%, 6/10/2025 153,000 141,705
6.00%, 11/01/2027 200,000 205,953
Series G, 5.20%, 8/01/2028 20,000 19,974
Series G, 5.00%, 2/01/2033 50,000 49,056
Sabra Health Care LP
5.13%, 8/15/2026 100,000 96,258
3.90%, 10/15/2029 50,000 41,709
3.20%, 12/01/2031 50,000 38,389
Safehold GL Holdings LLC, 2.80%, 6/15/2031 60,000 46,733
Santander Holdings USA, Inc.
3.24%, 10/05/2026 275,000 252,033
6.50%, 3/09/2029 50,000 50,210
6.57%, 6/12/2029 10,000 9,980
Santander UK Group Holdings PLC
1.67%, 6/14/2027 50,000 43,792
2.90%, 3/15/2032 125,000 101,477
Santander UK PLC, 2.88%, 6/18/2024 150,000 145,836
Simon Property Group LP
3.50%, 9/01/2025 72,000 69,391
3.25%, 11/30/2026 34,000 31,935
3.38%, 6/15/2027 23,000 21,548
2.45%, 9/13/2029 100,000 84,967
2.20%, 2/01/2031 76,000 61,276
5.50%, 3/08/2033 30,000 30,008
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Financial – 8.3% (continued)
4.75%, 3/15/2042 20,000 17,370
Sixth Street Specialty Lending, Inc., 2.50%,
8/01/2026 50,000 44,155
Spirit Realty LP
4.45%, 9/15/2026 50,000 47,645
4.00%, 7/15/2029 15,000 13,424
3.20%, 2/15/2031 10,000 8,190
2.70%, 2/15/2032 25,000 19,234
State Street Corp.
2.90%, 3/30/2026 50,000 47,829
2.20%, 3/03/2031 145,000 117,294
4.16%, 8/04/2033 50,000 46,161
Stewart Information Services Corp., 3.60%,
11/15/2031 125,000 94,984
STORE Capital Corp.
4.50%, 3/15/2028 30,000 26,487
4.63%, 3/15/2029 35,000 29,872
2.70%, 12/01/2031 28,000 19,536
Sumitomo Mitsui Financial Group, Inc.
0.95%, 1/12/2026 251,000 224,682
2.63%, 7/14/2026 45,000 41,655
3.45%, 1/11/2027 40,000 37,507
5.52%, 1/13/2028 200,000 200,949
2.14%, 9/23/2030 45,000 35,898
5.78%, 7/13/2033 200,000 205,313
6.18%, 7/13/2043 20,000 20,867
Sun Communities Operating LP, 5.70%,
1/15/2033 75,000 73,934
Synchrony Financial
4.50%, 7/23/2025 50,000 47,851
3.70%, 8/04/2026 90,000 82,404
Tanger Properties LP, 2.75%, 9/01/2031 50,000 37,334
Toronto-Dominion Bank (The)
1.25%, 12/13/2024 75,000 70,752
4.69%, 9/15/2027 100,000 98,138
5.52%, 7/17/2028 20,000 20,221
3.20%, 3/10/2032 100,000 86,232
4.46%, 6/08/2032 25,000 23,538
Travelers Cos., Inc. (The), 5.35%, 11/01/2040 25,000 25,373
Travelers Property Casualty Corp., 6.38%,
3/15/2033 15,000 16,532
Truist Bank, 3.30%, 5/15/2026 217,000 201,832
Truist Financial Corp.
2.50%, 8/01/2024 30,000 29,059
4.26%, 7/28/2026 50,000 48,425
6.05%, 6/08/2027 25,000 25,033
4.87%, 1/26/2029 250,000 241,722
5.87%, 6/08/2034 30,000 30,255
UBS Group AG
4.55%, 4/17/2026 350,000 339,287
4.88%, 5/15/2045 50,000 44,964
UDR, Inc.
2.95%, 9/01/2026 40,000 36,831
Series G, 3.50%, 1/15/2028 50,000 45,771
3.00%, 8/15/2031 50,000 42,295
2.10%, 8/01/2032 25,000 18,906
Unum Group, 4.50%, 12/15/2049 10,000 7,737

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Financial – 8.3% (continued)
US Bancorp
3.60%, 9/11/2024 115,000 112,429
1.45%, 5/12/2025
(a)
40,000 37,412
Series V, 2.38%, 7/22/2026 45,000 41,682
4.55%, 7/22/2028 100,000 96,232
5.78%, 6/12/2029 30,000 30,140
1.38%, 7/22/2030 50,000 38,477
4.97%, 7/22/2033 100,000 92,260
5.84%, 6/12/2034
(a)
30,000 30,428
Ventas Realty LP
3.85%, 4/01/2027 40,000 37,537
3.00%, 1/15/2030 15,000 12,836
4.38%, 2/01/2045 15,000 11,807
4.88%, 4/15/2049 10,000 8,479
Visa, Inc.
3.15%, 12/14/2025 25,000 23,980
1.90%, 4/15/2027 125,000 113,674
4.15%, 12/14/2035 50,000 47,575
2.70%, 4/15/2040 25,000 19,061
4.30%, 12/14/2045 100,000 92,727
Voya Financial, Inc.
5.70%, 7/15/2043 50,000 47,680
4.80%, 6/15/2046 50,000 40,394
W.P. Carey, Inc., 4.25%, 10/01/2026 35,000 33,568
Wachovia Corp., 5.50%, 8/01/2035 35,000 34,294
Wells Fargo & Co.
3.55%, 9/29/2025 25,000 24,048
2.41%, 10/30/2025 50,000 47,889
2.19%, 4/30/2026 15,000 14,115
4.10%, 6/03/2026 100,000 96,014
4.54%, 8/15/2026 255,000 249,440
3.00%, 10/23/2026 10,000 9,328
3.20%, 6/17/2027 45,000 42,130
3.58%, 5/22/2028 150,000 140,058
2.39%, 6/02/2028 90,000 80,512
4.81%, 7/25/2028 50,000 48,757
4.15%, 1/24/2029 20,000 18,966
5.57%, 7/25/2029 75,000 75,411
Series B, 7.95%, 11/15/2029 15,000 16,349
2.88%, 10/30/2030 240,000 207,665
2.57%, 2/11/2031 125,000 105,601
4.90%, 7/25/2033 125,000 119,736
5.39%, 4/24/2034 65,000 64,506
3.07%, 4/30/2041 80,000 58,631
5.38%, 11/02/2043 160,000 150,806
5.61%, 1/15/2044 150,000 145,096
Series G, 4.90%, 11/17/2045 30,000 26,396
4.75%, 12/07/2046 20,000 17,124
5.01%, 4/04/2051 120,000 111,917
Welltower OP LLC
4.13%, 3/15/2029 25,000 23,374
2.75%, 1/15/2031 115,000 95,679
Western Union Co. (The)
2.85%, 1/10/2025 65,000 62,059
1.35%, 3/15/2026 50,000 44,627
2.75%, 3/15/2031 25,000 19,742
Westpac Banking Corp.
1.15%, 6/03/2026 40,000 35,812
1.95%, 11/20/2028 200,000 171,859
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Financial – 8.3% (continued)
2.89%, 2/04/2030 25,000 23,508
5.41%, 8/10/2033 25,000 23,740
4.11%, 7/24/2034 50,000 43,798
2.67%, 11/15/2035 45,000 34,616
3.02%, 11/18/2036 50,000 38,355
2.96%, 11/16/2040 41,000 27,207
Weyerhaeuser Co.
4.75%, 5/15/2026 15,000 14,810
4.00%, 4/15/2030 15,000 13,824
Willis North America, Inc., 5.35%, 5/15/2033 15,000 14,598
WP Carey, Inc., 3.85%, 7/15/2029 25,000 22,662
XL Group Ltd., 5.25%, 12/15/2043 25,000 24,239
38,920,948
Industrial – 2.0%
3M Co.
2.88%, 10/15/2027
(a)
122,000 112,627
3.05%, 4/15/2030
(a)
29,000 26,037
3.63%, 10/15/2047
(a)
50,000 38,252
3.25%, 8/26/2049
(a)
10,000 7,316
Agilent Technologies, Inc.
2.75%, 9/15/2029 50,000 43,707
2.30%, 3/12/2031 47,000 38,621
Allegion US Holding Co., Inc., 3.55%,
10/01/2027 90,000 83,737
Amcor Finance USA, Inc., 3.63%, 4/28/2026 25,000 23,679
Amphenol Corp., 2.80%, 2/15/2030 20,000 17,537
Avnet, Inc., 5.50%, 6/01/2032 50,000 47,708
Berry Global, Inc., 1.65%, 1/15/2027 25,000 21,741
Boeing Co. (The)
4.88%, 5/01/2025 10,000 9,879
2.20%, 2/04/2026 25,000 23,071
3.25%, 2/01/2028 134,000 123,317
2.95%, 2/01/2030 10,000 8,747
5.15%, 5/01/2030 10,000 9,918
6.13%, 2/15/2033 105,000 109,914
3.60%, 5/01/2034 90,000 77,233
3.25%, 2/01/2035 45,000 36,672
6.63%, 2/15/2038 25,000 26,648
3.63%, 3/01/2048 25,000 17,800
3.85%, 11/01/2048 50,000 37,179
5.81%, 5/01/2050 85,000 85,509
3.83%, 3/01/2059 45,000 32,053
5.93%, 5/01/2060 25,000 24,994
Burlington Northern Santa Fe LLC
7.00%, 12/15/2025 20,000 20,807
6.15%, 5/01/2037 25,000 27,509
5.75%, 5/01/2040 20,000 20,978
4.90%, 4/01/2044 15,000 14,518
4.55%, 9/01/2044 27,000 24,802
4.70%, 9/01/2045 40,000 37,096
5.20%, 4/15/2054 35,000 35,186
Canadian National Railway Co.
6.25%, 8/01/2034 25,000 27,471
4.45%, 1/20/2049 100,000 90,403
Canadian Pacific Railway Co.
2.88%, 11/15/2029 43,000 38,088
4.70%, 5/01/2048 50,000 45,060
Carrier Global Corp.
2.72%, 2/15/2030 25,000 21,588

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Industrial – 2.0% (continued)
3.38%, 4/05/2040 20,000 15,413
3.58%, 4/05/2050 62,000 45,973
Caterpillar Financial Services Corp.
4.90%, 1/17/2025 50,000 49,903
1.45%, 5/15/2025 20,000 18,733
0.90%, 3/02/2026 373,000 336,783
4.35%, 5/15/2026 20,000 19,752
Caterpillar, Inc.
5.20%, 5/27/2041 20,000 20,602
4.75%, 5/15/2064 24,000 22,614
CNH Industrial Capital LLC, 4.55%,
4/10/2028 10,000 9,699
CSX Corp.
3.40%, 8/01/2024 15,000 14,683
3.35%, 11/01/2025 25,000 24,106
6.00%, 10/01/2036 40,000 42,187
6.22%, 4/30/2040 20,000 21,633
4.75%, 11/15/2048 13,000 11,960
3.35%, 9/15/2049 175,000 128,083
Deere & Co.
2.75%, 4/15/2025 10,000 9,612
5.38%, 10/16/2029 50,000 51,802
3.90%, 6/09/2042 25,000 22,488
Dover Corp., 5.38%, 10/15/2035 25,000 25,347
Eaton Corp.
4.35%, 5/18/2028 10,000 9,799
4.15%, 3/15/2033 45,000 42,601
4.15%, 11/02/2042 77,000 67,520
Emerson Electric Co., 1.95%, 10/15/2030 75,000 62,257
FedEx Corp.
3.25%, 4/01/2026 50,000 47,998
4.25%, 5/15/2030 10,000 9,549
2.40%, 5/15/2031 97,000 80,929
4.90%, 1/15/2034 30,000 29,354
3.88%, 8/01/2042 75,000 60,785
4.75%, 11/15/2045 15,000 13,318
4.55%, 4/01/2046 30,000 25,796
4.40%, 1/15/2047 10,000 8,450
4.05%, 2/15/2048 50,000 40,057
Flex Ltd.
3.75%, 2/01/2026 25,000 23,848
4.88%, 5/12/2030 75,000 72,418
Fortune Brands Innovations, Inc., 5.88%,
6/01/2033 10,000 10,107
GATX Corp.
3.85%, 3/30/2027 50,000 46,951
4.70%, 4/01/2029 30,000 28,676
3.10%, 6/01/2051 50,000 31,570
GE Capital International Funding Co.
Unlimited Co., 4.42%, 11/15/2035 200,000 188,968
General Dynamics Corp.
3.25%, 4/01/2025 50,000 48,457
3.50%, 5/15/2025 110,000 107,023
2.13%, 8/15/2026 100,000 92,427
3.50%, 4/01/2027 40,000 38,201
4.25%, 4/01/2040 10,000 9,090
HEICO Corp.
5.25%, 8/01/2028 10,000 9,983
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Industrial – 2.0% (continued)
5.35%, 8/01/2033 10,000 9,968
Hexcel Corp., 4.95%, 8/15/2025 294,000 286,575
Honeywell International, Inc.
2.30%, 8/15/2024 25,000 24,221
2.50%, 11/01/2026 50,000 46,739
4.25%, 1/15/2029 15,000 14,668
1.75%, 9/01/2031 50,000 40,023
4.50%, 1/15/2034 15,000 14,629
5.70%, 3/15/2037 17,000 17,994
3.81%, 11/21/2047 70,000 58,643
Hubbell, Inc., 3.15%, 8/15/2027 50,000 46,403
Huntington Ingalls Industries, Inc.
3.84%, 5/01/2025 75,000 72,578
3.48%, 12/01/2027 50,000 46,135
4.20%, 5/01/2030 25,000 23,194
IDEX Corp., 2.63%, 6/15/2031 25,000 20,831
Illinois Tool Works, Inc.
2.65%, 11/15/2026 35,000 32,869
3.90%, 9/01/2042 95,000 83,796
Jabil, Inc.
4.25%, 5/15/2027 50,000 47,819
3.95%, 1/12/2028 10,000 9,387
Jacobs Engineering Group, Inc., 5.90%,
3/01/2033 50,000 49,373
John Deere Capital Corp.
2.13%, 3/07/2025 300,000 286,310
4.95%, 6/06/2025 10,000 9,999
4.80%, 1/09/2026 150,000 149,539
4.75%, 6/08/2026 10,000 9,972
2.35%, 3/08/2027 5,000 4,592
4.95%, 7/14/2028 25,000 25,183
2.80%, 7/18/2029 50,000 44,962
2.45%, 1/09/2030 20,000 17,533
4.70%, 6/10/2030 15,000 14,919
Keysight Technologies, Inc., 3.00%,
10/30/2029 60,000 52,789
Kirby Corp., 4.20%, 3/01/2028 65,000 61,323
L3Harris Technologies, Inc.
3.83%, 4/27/2025 75,000 72,827
4.40%, 6/15/2028 100,000 96,884
1.80%, 1/15/2031 50,000 39,694
Lafarge SA, 7.13%, 7/15/2036 40,000 43,967
Lockheed Martin Corp.
3.55%, 1/15/2026 49,000 47,461
5.25%, 1/15/2033 100,000 103,192
3.80%, 3/01/2045 90,000 75,396
4.09%, 9/15/2052 50,000 43,168
4.15%, 6/15/2053 50,000 43,315
Martin Marietta Materials, Inc., 3.50%,
12/15/2027 25,000 23,427
Mohawk Industries, Inc., 3.63%, 5/15/2030
(a)
10,000 9,013
Norfolk Southern Corp.
4.84%, 10/01/2041 50,000 46,245
4.15%, 2/28/2048 50,000 42,074
2.90%, 8/25/2051 100,000 65,422
Northrop Grumman Corp.
5.05%, 11/15/2040 20,000 19,144
4.75%, 6/01/2043 35,000 32,489
4.03%, 10/15/2047 100,000 84,254

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Industrial – 2.0% (continued)
nVent Finance Sarl, 2.75%, 11/15/2031 100,000 79,631
Oshkosh Corp., 3.10%, 3/01/2030 105,000 92,254
Otis Worldwide Corp.
2.29%, 4/05/2027 40,000 36,494
3.36%, 2/15/2050 50,000 36,385
Owens Corning, 3.40%, 8/15/2026 100,000 94,463
Packaging Corp. of America, 3.40%,
12/15/2027 45,000 42,027
Parker-Hannifin Corp.
3.25%, 6/14/2029 25,000 22,754
4.50%, 9/15/2029 150,000 146,182
4.10%, 3/01/2047 70,000 58,575
Regal Rexnord Corp., 6.05%, 4/15/2028
(b)
75,000 74,499
Republic Services, Inc.
2.30%, 3/01/2030 50,000 42,655
1.75%, 2/15/2032 20,000 15,615
3.05%, 3/01/2050 25,000 17,621
Rockwell Automation, Inc., 2.80%, 8/15/2061 75,000 47,895
RTX Corp.
3.13%, 5/04/2027 58,000 54,308
2.25%, 7/01/2030 200,000 167,323
2.38%, 3/15/2032 60,000 48,822
6.05%, 6/01/2036 20,000 21,232
4.80%, 12/15/2043 31,000 28,548
4.15%, 5/15/2045 100,000 83,373
4.63%, 11/16/2048 55,000 50,015
2.82%, 9/01/2051 100,000 64,990
5.38%, 2/27/2053 50,000 50,206
Ryder System, Inc.
2.50%, 9/01/2024 50,000 48,238
4.63%, 6/01/2025 72,000 70,692
5.25%, 6/01/2028 10,000 9,916
Snap-On, Inc., 3.25%, 3/01/2027 25,000 23,634
TD Synnex Corp., 1.25%, 8/09/2024 50,000 47,512
Textron, Inc.
4.00%, 3/15/2026 25,000 24,128
3.65%, 3/15/2027 25,000 23,530
3.38%, 3/01/2028 84,000 76,873
Trane Technologies Global Holding Co. Ltd.,
4.30%, 2/21/2048 60,000 50,671
Tyco Electronics Group SA, 3.13%, 8/15/2027 35,000 32,730
Union Pacific Corp.
3.00%, 4/15/2027 67,000 63,063
2.40%, 2/05/2030 25,000 21,630
3.60%, 9/15/2037 50,000 42,593
3.55%, 8/15/2039 50,000 41,491
4.05%, 3/01/2046 125,000 103,677
4.00%, 4/15/2047 100,000 83,312
4.50%, 9/10/2048 10,000 8,912
4.10%, 9/15/2067 15,000 12,319
3.75%, 2/05/2070 50,000 37,847
3.80%, 4/06/2071 50,000 37,953
3.85%, 2/14/2072 15,000 11,439
United Parcel Service, Inc.
3.90%, 4/01/2025 50,000 48,972
3.05%, 11/15/2027 25,000 23,490
4.88%, 3/03/2033 167,000 168,631
5.30%, 4/01/2050 60,000 62,573
5.05%, 3/03/2053 117,000 117,791
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Industrial – 2.0% (continued)
Vontier Corp., 2.40%, 4/01/2028 35,000 29,496
Waste Connections, Inc., 3.20%, 6/01/2032 150,000 130,128
Waste Management, Inc.
3.13%, 3/01/2025 75,000 72,574
4.10%, 3/01/2045 25,000 21,397
4.15%, 7/15/2049 15,000 13,014
2.50%, 11/15/2050 20,000 12,633
Westinghouse Air Brake Technologies Corp.,
4.95%, 9/15/2028 150,000 146,164
WRKCo, Inc.
4.65%, 3/15/2026 75,000 72,965
4.00%, 3/15/2028 50,000 46,769
9,310,469
Technology – 1.8%
Activision Blizzard, Inc.
3.40%, 9/15/2026 10,000 9,542
1.35%, 9/15/2030 30,000 24,106
4.50%, 6/15/2047 25,000 23,359
Adobe, Inc., 2.15%, 2/01/2027 40,000 36,790
Amdocs Ltd., 2.54%, 6/15/2030 65,000 54,116
Analog Devices, Inc., 2.95%, 4/01/2025 10,000 9,646
Apple, Inc.
1.80%, 9/11/2024 10,000 9,656
1.13%, 5/11/2025 15,000 14,038
3.20%, 5/13/2025 125,000 121,199
3.25%, 2/23/2026 150,000 144,557
4.42%, 5/08/2026 15,000 14,873
2.45%, 8/04/2026 300,000 281,205
3.35%, 2/09/2027 281,000 269,686
2.90%, 9/12/2027 50,000 47,000
4.00%, 5/10/2028 25,000 24,563
4.15%, 5/10/2030 10,000 9,865
1.25%, 8/20/2030 10,000 8,088
1.65%, 2/08/2031 60,000 49,483
4.30%, 5/10/2033
(a)
15,000 14,906
2.38%, 2/08/2041 60,000 43,637
3.85%, 5/04/2043 211,000 187,414
4.65%, 2/23/2046 75,000 73,539
2.65%, 5/11/2050 150,000 102,942
2.70%, 8/05/2051 100,000 69,095
4.85%, 5/10/2053 20,000 20,324
2.55%, 8/20/2060
(a)
50,000 32,511
2.80%, 2/08/2061 10,000 6,685
Applied Materials, Inc.
1.75%, 6/01/2030 180,000 149,174
5.10%, 10/01/2035 30,000 30,340
2.75%, 6/01/2050 10,000 6,976
AutoDesk, Inc., 2.85%, 1/15/2030 91,000 79,596
Broadcom, Inc.
4.00%, 4/15/2029
(b)
50,000 46,344
2.45%, 2/15/2031
(b)
305,000 247,526
4.15%, 4/15/2032
(b)
50,000 45,121
4.93%, 5/15/2037
(b)
50,000 45,471
3.50%, 2/15/2041
(b)
5,000 3,713
3.75%, 2/15/2051
(b)
45,000 32,798
Broadridge Financial Solutions, Inc., 3.40%,
6/27/2026 60,000 56,738
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026 50,000 45,276

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Technology – 1.8% (continued)
4.25%, 4/01/2028 50,000 46,361
3.28%, 12/01/2028 100,000 88,017
Concentrix Corp.
6.65%, 8/02/2026 15,000 15,010
6.60%, 8/02/2028 15,000 14,841
6.85%, 8/02/2033 10,000 9,739
Dell International LLC / EMC Corp.
4.90%, 10/01/2026 50,000 49,450
3.45%, 12/15/2051
(b)
110,000 73,641
DXC Technology Co., 2.38%, 9/15/2028 30,000 25,387
Electronic Arts, Inc., 1.85%, 2/15/2031 25,000 20,182
Fidelity National Information Services, Inc.,
4.50%, 7/15/2025 50,000 49,140
Fiserv, Inc., 4.40%, 7/01/2049 50,000 41,933
Fortinet, Inc., 1.00%, 3/15/2026 50,000 44,701
Hewlett Packard Enterprise Co.
5.25%, 7/01/2028 10,000 9,946
6.20%, 10/15/2035 50,000 52,466
6.35%, 10/15/2045 20,000 20,926
HP, Inc.
3.00%, 6/17/2027 100,000 92,585
6.00%, 9/15/2041
(a)
88,000 89,565
Intel Corp.
4.88%, 2/10/2026 50,000 49,827
3.15%, 5/11/2027 30,000 28,183
4.88%, 2/10/2028 50,000 49,842
2.45%, 11/15/2029 80,000 70,046
5.13%, 2/10/2030 50,000 50,372
3.90%, 3/25/2030 150,000 141,425
4.00%, 12/15/2032 31,000 28,938
5.20%, 2/10/2033 50,000 50,526
4.10%, 5/19/2046 34,000 28,555
4.75%, 3/25/2050 150,000 134,875
5.70%, 2/10/2053 50,000 50,998
5.05%, 8/05/2062 40,000 37,174
5.90%, 2/10/2063 50,000 51,680
International Business Machines Corp.
4.00%, 7/27/2025 50,000 48,936
3.45%, 2/19/2026 100,000 96,114
3.30%, 1/27/2027 100,000 94,790
1.70%, 5/15/2027 50,000 44,370
4.15%, 5/15/2039 100,000 87,207
2.85%, 5/15/2040 150,000 108,828
4.00%, 6/20/2042 25,000 21,113
Intuit, Inc., 1.65%, 7/15/2030 69,000 56,089
KLA Corp., 5.00%, 3/15/2049 50,000 48,192
Kyndryl Holdings, Inc., 2.70%, 10/15/2028 50,000 41,028
LAM Research Corp., 3.13%, 6/15/2060 50,000 33,345
Micron Technology, Inc.
5.38%, 4/15/2028 10,000 9,912
4.66%, 2/15/2030 25,000 23,694
5.88%, 2/09/2033 50,000 50,034
5.88%, 9/15/2033 15,000 14,894
Microsoft Corp.
2.40%, 8/08/2026 195,000 182,674
3.30%, 2/06/2027 313,000 300,292
4.20%, 11/03/2035 50,000 49,003
4.50%, 10/01/2040 75,000 74,397
4.25%, 2/06/2047 40,000 38,080
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Technology – 1.8% (continued)
2.53%, 6/01/2050 25,000 17,058
2.92%, 3/17/2052 170,000 124,010
3.95%, 8/08/2056 125,000 110,299
3.04%, 3/17/2062 81,000 57,885
NetApp, Inc., 1.88%, 6/22/2025 10,000 9,347
NVIDIA Corp.
2.85%, 4/01/2030 124,000 112,135
3.50%, 4/01/2040 20,000 17,032
3.50%, 4/01/2050 40,000 32,173
Oracle Corp.
1.65%, 3/25/2026 50,000 45,607
2.65%, 7/15/2026 225,000 209,879
2.80%, 4/01/2027 300,000 276,778
2.95%, 4/01/2030 22,000 19,165
2.88%, 3/25/2031 10,000 8,500
6.25%, 11/09/2032 45,000 47,554
4.90%, 2/06/2033 50,000 48,362
4.30%, 7/08/2034 100,000 90,643
3.85%, 7/15/2036 125,000 104,805
3.80%, 11/15/2037 50,000 40,651
6.13%, 7/08/2039 50,000 51,441
4.50%, 7/08/2044 25,000 20,788
4.13%, 5/15/2045 200,000 157,488
4.00%, 11/15/2047 30,000 23,013
3.60%, 4/01/2050 85,000 60,470
3.95%, 3/25/2051 100,000 75,140
5.55%, 2/06/2053 50,000 47,957
4.38%, 5/15/2055 25,000 19,784
3.85%, 4/01/2060 125,000 87,056
QUALCOMM, Inc.
2.15%, 5/20/2030 100,000 85,304
4.65%, 5/20/2035 100,000 99,440
4.80%, 5/20/2045 87,000 84,113
4.50%, 5/20/2052 10,000 9,025
ServiceNow, Inc., 1.40%, 9/01/2030 150,000 118,842
Take-Two Interactive Software, Inc.
5.00%, 3/28/2026 10,000 9,922
4.95%, 3/28/2028 10,000 9,884
Teledyne FLIR LLC, 2.50%, 8/01/2030 25,000 20,735
Texas Instruments, Inc.
1.13%, 9/15/2026 50,000 44,847
2.25%, 9/04/2029
(a)
13,000 11,365
1.90%, 9/15/2031 50,000 41,060
4.15%, 5/15/2048 100,000 89,661
5.05%, 5/18/2063 85,000 84,015
TSMC Arizona Corp., 2.50%, 10/25/2031 200,000 166,605
VMware, Inc.
4.50%, 5/15/2025 25,000 24,478
1.40%, 8/15/2026 50,000 44,295
Western Digital Corp., 3.10%, 2/01/2032 100,000 73,569
Xilinx, Inc., 2.38%, 6/01/2030 35,000 30,181
8,393,582
Utilities – 2.3%
AEP Texas, Inc., Series I, 2.10%, 7/01/2030 115,000 94,111
AEP Transmission Co. LLC
4.25%, 9/15/2048 90,000 77,260
3.80%, 6/15/2049 30,000 23,663

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Utilities – 2.3% (continued)
AES Corp. (The)
1.38%, 1/15/2026 200,000 180,728
5.45%, 6/01/2028 15,000 14,863
2.45%, 1/15/2031 50,000 40,789
Alabama Power Co.
3.75%, 3/01/2045 50,000 39,291
3.13%, 7/15/2051 15,000 10,287
Ameren Corp., 1.75%, 3/15/2028 50,000 43,303
Ameren Illinois Co., 1.55%, 11/15/2030 10,000 7,878
American Water Capital Corp.
2.95%, 9/01/2027 100,000 92,367
3.75%, 9/01/2028 40,000 37,948
2.80%, 5/01/2030 25,000 21,821
6.59%, 10/15/2037 60,000 67,495
4.00%, 12/01/2046 25,000 19,961
Arizona Public Service Co.
4.25%, 3/01/2049 50,000 38,999
3.50%, 12/01/2049 65,000 45,297
Atmos Energy Corp.
1.50%, 1/15/2031 45,000 35,408
3.38%, 9/15/2049 50,000 36,882
2.85%, 2/15/2052 110,000 73,303
Avangrid, Inc., 3.20%, 4/15/2025 25,000 23,875
Avista Corp., 4.00%, 4/01/2052 75,000 59,059
Baltimore Gas & Electric Co., 5.40%,
6/01/2053 10,000 10,179
Berkshire Hathaway Energy Co.
4.05%, 4/15/2025 40,000 39,169
6.13%, 4/01/2036 35,000 36,854
4.50%, 2/01/2045 200,000 172,041
2.85%, 5/15/2051 50,000 32,212
Black Hills Corp., 3.05%, 10/15/2029 150,000 129,855
CenterPoint Energy Resources Corp., 1.75%,
10/01/2030 50,000 39,972
Cleveland Electric Illuminating Co. (The),
5.95%, 12/15/2036 30,000 29,763
Commonwealth Edison Co.
3.70%, 3/01/2045 100,000 79,177
Series 123, 3.75%, 8/15/2047 100,000 79,130
4.00%, 3/01/2048 20,000 16,609
4.00%, 3/01/2049 20,000 16,382
5.30%, 2/01/2053 100,000 101,134
Connecticut Light & Power Co. (The), Series A,
2.05%, 7/01/2031 50,000 40,549
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 4/01/2030 50,000 45,414
2.40%, 6/15/2031 150,000 125,254
6.15%, 11/15/2052 100,000 109,845
4.63%, 12/01/2054 30,000 26,168
Series C, 4.00%, 11/15/2057 50,000 39,129
Series C, 3.00%, 12/01/2060 20,000 12,587
Constellation Energy Generation LLC
3.25%, 6/01/2025 50,000 47,876
5.75%, 10/01/2041 30,000 29,156
Consumers Energy Co.
4.63%, 5/15/2033 50,000 48,797
3.50%, 8/01/2051 100,000 75,461
4.20%, 9/01/2052 100,000 84,841
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Utilities – 2.3% (continued)
Delmarva Power & Light Co., 4.15%,
5/15/2045 25,000 20,496
Dominion Energy South Carolina, Inc.
5.45%, 2/01/2041 25,000 24,586
5.10%, 6/01/2065 50,000 47,903
Dominion Energy, Inc.
Series A, 3.30%, 3/15/2025 132,000 127,348
Series A, 1.45%, 4/15/2026 30,000 27,171
Series D, 2.85%, 8/15/2026 100,000 92,927
7.00%, 6/15/2038 25,000 27,457
Series B, 3.30%, 4/15/2041 25,000 18,532
Series C, 4.90%, 8/01/2041 25,000 22,467
DTE Energy Co., 4.88%, 6/01/2028 15,000 14,831
Duke Energy Carolinas LLC
2.85%, 3/15/2032 100,000 84,808
4.95%, 1/15/2033 100,000 99,654
4.25%, 12/15/2041 30,000 25,788
3.75%, 6/01/2045 75,000 58,753
3.88%, 3/15/2046 75,000 59,520
5.35%, 1/15/2053 100,000 100,377
5.40%, 1/15/2054 10,000 10,113
Duke Energy Corp.
2.65%, 9/01/2026 50,000 46,357
2.45%, 6/01/2030 95,000 79,853
2.55%, 6/15/2031 50,000 41,347
3.75%, 9/01/2046 20,000 15,268
4.20%, 6/15/2049 25,000 20,050
Duke Energy Florida LLC, 1.75%, 6/15/2030 100,000 81,409
Duke Energy Indiana LLC, Series YYY, 3.25%,
10/01/2049 25,000 17,541
Duke Energy Ohio, Inc., 3.70%, 6/15/2046 50,000 37,687
Duke Energy Progress LLC, 5.25%, 3/15/2033 50,000 50,685
Eastern Energy Gas Holdings LLC, Series A,
2.50%, 11/15/2024 34,000 32,599
Edison International, 5.25%, 11/15/2028 10,000 9,857
El Paso Electric Co., 6.00%, 5/15/2035 28,000 28,329
Emera US Finance LP, 3.55%, 6/15/2026 10,000 9,516
ENEL Americas SA, 4.00%, 10/25/2026 50,000 47,868
Entergy Arkansas LLC, 3.50%, 4/01/2026 50,000 48,075
Entergy Louisiana LLC
2.40%, 10/01/2026 35,000 32,159
4.20%, 9/01/2048 60,000 49,827
Essential Utilities, Inc.
2.70%, 4/15/2030 100,000 84,870
3.35%, 4/15/2050 15,000 10,328
Evergy Metro, Inc., Series 2020, 2.25%,
6/01/2030 40,000 33,349
Evergy, Inc.
2.45%, 9/15/2024 100,000 96,230
2.90%, 9/15/2029 100,000 87,412
Eversource Energy
Series O, 4.25%, 4/01/2029 100,000 95,500
Series R, 1.65%, 8/15/2030 100,000 79,356
5.13%, 5/15/2033 15,000 14,775
Florida Power & Light Co.
2.85%, 4/01/2025 214,000 206,419
4.45%, 5/15/2026 10,000 9,908
5.05%, 4/01/2028 100,000 100,936
4.40%, 5/15/2028 15,000 14,749

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Utilities – 2.3% (continued)
4.63%, 5/15/2030 10,000 9,886
4.80%, 5/15/2033 15,000 14,872
5.96%, 4/01/2039 25,000 26,831
3.80%, 12/15/2042 50,000 41,770
Georgia Power Co.
Series B, 2.65%, 9/15/2029 100,000 86,733
4.30%, 3/15/2042 100,000 86,359
4.30%, 3/15/2043 25,000 21,055
5.13%, 5/15/2052 100,000 96,409
Idaho Power Co., Series K, 4.20%, 3/01/2048 25,000 21,045
Indiana Michigan Power Co., 5.63%,
4/01/2053 100,000 103,719
Interstate Power & Light Co.
2.30%, 6/01/2030 15,000 12,415
6.25%, 7/15/2039 40,000 42,039
IPALCO Enterprises, Inc., 3.70%, 9/01/2024 100,000 97,454
ITC Holdings Corp., 3.35%, 11/15/2027 50,000 46,627
Louisville Gas & Electric Co., 4.25%,
4/01/2049 25,000 20,907
MidAmerican Energy Co.
3.50%, 10/15/2024 70,000 68,414
5.80%, 10/15/2036 50,000 51,747
4.25%, 7/15/2049 30,000 25,319
3.15%, 4/15/2050 50,000 34,620
National Fuel Gas Co., 2.95%, 3/01/2031 100,000 81,469
National Grid PLC
5.60%, 6/12/2028 10,000 10,039
5.81%, 6/12/2033 15,000 15,175
National Grid USA, 5.80%, 4/01/2035 25,000 24,969
National Rural Utilities Cooperative Finance
Corp.
4.45%, 3/13/2026 50,000 49,498
1.00%, 6/15/2026 45,000 40,201
4.80%, 3/15/2028 100,000 99,176
4.30%, 3/15/2049 15,000 12,481
Nevada Power Co., Series EE, 3.13%,
8/01/2050 25,000 16,233
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/2027 100,000 89,728
5.00%, 2/28/2030 50,000 49,981
2.25%, 6/01/2030 30,000 24,933
2.44%, 1/15/2032 50,000 40,624
5.00%, 7/15/2032 50,000 49,117
5.05%, 2/28/2033 60,000 58,951
3.00%, 1/15/2052 50,000 32,834
5.25%, 2/28/2053 50,000 47,864
NiSource, Inc.
0.95%, 8/15/2025 15,000 13,743
5.25%, 2/15/2043 35,000 33,344
5.65%, 2/01/2045 50,000 49,472
Northern States Power Co.
3.40%, 8/15/2042 25,000 19,478
4.00%, 8/15/2045 40,000 32,343
2.90%, 3/01/2050 30,000 20,319
5.10%, 5/15/2053 15,000 14,662
Oglethorpe Power Corp., 5.38%, 11/01/2040 50,000 46,406
Oklahoma Gas & Electric Co.
3.25%, 4/01/2030 150,000 133,758
5.40%, 1/15/2033 26,000 26,316
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Utilities – 2.3% (continued)
4.15%, 4/01/2047 35,000 28,550
3.85%, 8/15/2047 25,000 19,488
Oncor Electric Delivery Co. LLC
4.30%, 5/15/2028
(b)
10,000 9,778
3.10%, 9/15/2049 40,000 28,017
Pacific Gas & Electric Co.
3.15%, 1/01/2026 10,000 9,327
2.10%, 8/01/2027 28,000 24,156
3.00%, 6/15/2028 50,000 43,457
4.65%, 8/01/2028 100,000 92,692
6.10%, 1/15/2029 15,000 14,913
4.55%, 7/01/2030 5,000 4,546
2.50%, 2/01/2031 50,000 39,547
6.40%, 6/15/2033 20,000 20,092
4.50%, 7/01/2040 30,000 23,639
3.30%, 8/01/2040 30,000 20,593
4.20%, 6/01/2041 75,000 55,951
4.60%, 6/15/2043 100,000 75,301
4.00%, 12/01/2046 50,000 33,833
3.95%, 12/01/2047 50,000 34,424
4.95%, 7/01/2050 130,000 104,070
PacifiCorp
4.10%, 2/01/2042 35,000 27,354
5.50%, 5/15/2054 20,000 18,196
PECO Energy Co.
4.90%, 6/15/2033 10,000 9,946
3.00%, 9/15/2049 40,000 27,484
2.85%, 9/15/2051 50,000 32,873
PG&E Energy Recovery Funding LLC, Series
A-3, 2.82%, 7/15/2046 25,000 17,450
PG&E Wildfire Recovery Funding LLC
Series A-1, 3.59%, 6/01/2030 61,690 58,564
Series A-2, 4.72%, 6/01/2037 50,000 48,713
Series A-4, 5.21%, 12/01/2047 160,000 158,995
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/2031 25,000 20,415
3.35%, 6/01/2050 15,000 10,144
Public Service Co. of Colorado
Series 17, 6.25%, 9/01/2037 10,000 10,543
3.60%, 9/15/2042 25,000 19,400
4.05%, 9/15/2049 30,000 24,130
Series 34, 3.20%, 3/01/2050 20,000 13,915
Public Service Co. of New Hampshire, 5.15%,
1/15/2053 100,000 99,531
Public Service Co. of Oklahoma, 5.25%,
1/15/2033 100,000 99,418
Public Service Electric & Gas Co.
3.95%, 5/01/2042 35,000 29,329
3.65%, 9/01/2042 25,000 20,032
3.80%, 3/01/2046 25,000 20,211
Public Service Enterprise Group, Inc.
0.80%, 8/15/2025 10,000 9,101
1.60%, 8/15/2030 60,000 47,348
Puget Energy, Inc., 4.10%, 6/15/2030 75,000 67,852
Puget Sound Energy, Inc.
5.80%, 3/15/2040 27,000 27,139
2.89%, 9/15/2051 25,000 16,242

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Utilities – 2.3% (continued)
San Diego Gas & Electric Co.
2.50%, 5/15/2026 55,000 51,413
Series XXX, 3.00%, 3/15/2032 100,000 85,955
Series RRR, 3.75%, 6/01/2047 60,000 46,541
Series TTT, 4.10%, 6/15/2049 10,000 8,106
Sempra
5.40%, 8/01/2026 10,000 10,000
3.25%, 6/15/2027 35,000 32,459
5.50%, 8/01/2033 10,000 9,997
3.80%, 2/01/2038 15,000 12,475
Southern California Edison Co.
5.85%, 11/01/2027 50,000 51,559
Series G, 2.50%, 6/01/2031 275,000 228,260
5.95%, 11/01/2032 100,000 104,907
Series 05-E, 5.35%, 7/15/2035 40,000 39,953
4.50%, 9/01/2040 75,000 64,930
Series B, 4.88%, 3/01/2049 25,000 22,269
5.88%, 12/01/2053 10,000 10,263
Southern California Gas Co.
3.15%, 9/15/2024 90,000 87,516
5.20%, 6/01/2033 10,000 9,903
3.75%, 9/15/2042 35,000 27,265
Series VV, 4.30%, 1/15/2049 65,000 54,028
Series WW, 3.95%, 2/15/2050 15,000 11,684
5.75%, 6/01/2053 10,000 10,202
Southern Co. (The)
4.85%, 6/15/2028 15,000 14,821
Series A, 3.70%, 4/30/2030 10,000 9,150
5.20%, 6/15/2033 15,000 14,882
Southern Co. Gas Capital Corp.
4.40%, 5/30/2047 45,000 37,190
Series 21A, 3.15%, 9/30/2051 25,000 16,691
Southern Power Co., 5.25%, 7/15/2043 20,000 18,313
Southwest Gas Corp.
2.20%, 6/15/2030 130,000 106,021
4.15%, 6/01/2049 67,000 51,591
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026 125,000 113,681
Series J, 3.90%, 4/01/2045 40,000 30,321
Spire Missouri, Inc., 4.80%, 2/15/2033 50,000 49,026
Toledo Edison Co. (The), 6.15%, 5/15/2037 25,000 26,133
Tucson Electric Power Co.
1.50%, 8/01/2030 50,000 39,241
5.50%, 4/15/2053 50,000 49,446
Union Electric Co.
2.95%, 3/15/2030 50,000 44,260
3.25%, 10/01/2049 75,000 52,443
Virginia Electric & Power Co.
Series A, 3.15%, 1/15/2026 180,000 171,618
Series A, 3.80%, 4/01/2028 50,000 47,618
Series B, 3.80%, 9/15/2047 20,000 15,512
4.60%, 12/01/2048 20,000 17,683
2.45%, 12/15/2050 35,000 21,024
WEC Energy Group, Inc., 2.20%, 12/15/2028 50,000 43,300
Wisconsin Power & Light Co., 1.95%,
9/16/2031 50,000 39,611
Xcel Energy, Inc.
2.60%, 12/01/2029 10,000 8,604
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 25.0% (continued)
Utilities – 2.3% (continued)
3.50%, 12/01/2049 125,000 90,152
10,663,183
Total Corporate Bonds (cost $128,099,317) 117,296,187
Foreign Governmental – 1.7%
Chile Government International Bond
3.24%, 2/06/2028 40,000 37,378
2.45%, 1/31/2031 20,000 17,098
3.10%, 1/22/2061 351,000 230,338
Export Development Canada, 3.88%,
2/14/2028 50,000 49,032
Hydro-Quebec, Series HH, 8.50%, 12/01/2029 25,000 29,746
Indonesia Government International Bond
3.50%, 1/11/2028 199,000 187,973
3.40%, 9/18/2029 70,000 64,626
2.85%, 2/14/2030 200,000 178,392
1.85%, 3/12/2031 20,000 16,242
3.05%, 3/12/2051 20,000 14,810
Israel Government AID Bond, 5.50%,
9/18/2033 40,000 43,092
Israel Government International Bond
2.88%, 3/16/2026 200,000 188,474
3.88%, 7/03/2050 160,000 128,806
Korea International Bond, 4.13%, 6/10/2044 200,000 184,830
Mexico Government International Bond
4.50%, 4/22/2029 50,000 48,474
3.25%, 4/16/2030 75,000 66,753
2.66%, 5/24/2031 50,000 41,600
4.75%, 4/27/2032 60,000 57,310
Series A, 7.50%, 4/08/2033 150,000 170,209
Series A, 6.75%, 9/27/2034 89,000 96,991
6.05%, 1/11/2040 40,000 40,679
4.28%, 8/14/2041 100,000 82,775
4.75%, 3/08/2044 174,000 149,802
4.50%, 1/31/2050
(a)
150,000 122,444
6.34%, 5/04/2053 200,000 204,933
5.75%, 10/12/2110 20,000 17,882
Panama Government International Bond
7.13%, 1/29/2026 175,000 181,626
8.88%, 9/30/2027 200,000 227,342
9.38%, 4/01/2029 100,000 119,799
6.70%, 1/26/2036 40,000 42,810
4.50%, 4/01/2056 200,000 150,172
Peruvian Government International Bond
4.13%, 8/25/2027 100,000 96,685
2.78%, 1/23/2031 200,000 169,970
1.86%, 12/01/2032 165,000 125,583
8.75%, 11/21/2033 20,000 25,180
3.23%, 7/28/2121 100,000 60,192
Philippine Government International Bond
7.50%, 9/25/2024 133,333 135,348
9.50%, 2/02/2030 267,000 335,400
1.95%, 1/06/2032 100,000 80,617
2.65%, 12/10/2045 350,000 238,396
Province of Alberta Canada
3.30%, 3/15/2028 125,000 118,681
1.30%, 7/22/2030 325,000 263,183
Province of British Columbia Canada
Series 10, 1.75%, 9/27/2024 100,000 95,833

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Foreign Governmental – 1.7% (continued)
0.90%, 7/20/2026 50,000 44,790
1.30%, 1/29/2031 220,000 177,262
Province of Manitoba Canada, 2.13%,
6/22/2026
(a)
310,000 287,997
Province of Ontario Canada
0.63%, 1/21/2026 10,000 9,021
1.05%, 4/14/2026 15,000 13,597
2.50%, 4/27/2026 150,000 141,279
1.05%, 5/21/2027 65,000 56,940
1.13%, 10/07/2030 50,000 39,877
1.60%, 2/25/2031 130,000 106,827
Province of Quebec Canada
Series QX, 1.50%, 2/11/2025 127,000 119,926
0.60%, 7/23/2025 346,000 317,611
2.50%, 4/20/2026 20,000 18,858
2.75%, 4/12/2027 150,000 140,306
1.90%, 4/21/2031 15,000 12,589
Republic of Italy Government International
Bond
1.25%, 2/17/2026 216,000 193,810
5.38%, 6/15/2033 40,000 39,626
4.00%, 10/17/2049 20,000 14,957
3.88%, 5/06/2051 105,000 75,630
Republic of Poland Government International
Bond, 3.25%, 4/06/2026 322,000 310,291
Svensk Exportkredit AB
Series G, 0.63%, 5/14/2025 200,000 184,411
4.13%, 6/14/2028 200,000 197,027
0.00%, 5/11/2037
(c)
30,000 15,323
Uruguay Government International Bond
4.38%, 10/27/2027 50,000 49,441
5.10%, 6/18/2050 284,000 283,781
Total Foreign Governmental (cost
$8,504,815) 7,788,683
Municipal Securities – 0.3%
California State University, RB, 2.72%,
11/01/2052 50,000 33,075
City of Los Angeles Department of Airports
Customer Facility Charge, RB, 4.24%,
5/15/2048 200,000 171,844
City of San Francisco, CA Public Utilities
Commission Water, RB, 6.95%, 11/01/2050 110,000 133,248
Commonwealth of Massachusetts, RB, 4.11%,
7/15/2031 75,338 72,151
Los Angeles Department of Water & Power,
RB, 5.72%, 7/01/2039 200,000 213,035
Michigan State University, RB, 4.17%,
8/15/2122 100,000 76,849
Municipal Electric Authority of Georgia, RB,
6.64%, 4/01/2057 99,000 110,636
New Jersey Turnpike Authority, RB, 7.10%,
1/01/2041 20,000 24,063
North Texas Tollway Authority, RB, 6.72%,
1/01/2049 15,000 18,164
Ohio State University (The), RB, 4.80%,
6/01/2111 10,000 8,874
Port Authority of New York & New Jersey, RB,
4.96%, 8/01/2046 100,000 97,909
Regents of The University of California
Medical Center Pooled, RB, 6.58%,
5/15/2049 100,000 115,980
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Municipal Securities – 0.3% (continued)
State Board of Administration Finance Corp.,
RB, 1.71%, 7/01/2027 100,000 88,417
State of California, GO
7.30%, 10/01/2039 50,000 59,901
7.60%, 11/01/2040 15,000 18,945
State of Illinois Sales Tax Securitization Corp.,
RB, 3.59%, 1/01/2043 30,000 24,751
State of Illinois, GO, 5.10%, 6/01/2033 20,000 19,545
University of Michigan, RB, 4.45%, 4/01/2122 50,000 42,173
University of Virginia, RB, 2.58%, 11/01/2051 50,000 32,506
Total Municipal Securities (cost
$1,640,031) 1,362,066
Supranational Bank – 1.5%
African Development Bank, Series G, 4.38%,
11/03/2027 150,000 149,954
Asian Development Bank
1.50%, 10/18/2024 10,000 9,546
Series G, 2.00%, 1/22/2025 150,000 143,140
Series G, 0.38%, 9/03/2025 95,000 86,544
Series G, 1.00%, 4/14/2026 50,000 45,400
Series G, 1.50%, 1/20/2027 150,000 135,640
Series G, 3.13%, 8/20/2027 465,000 443,421
2.75%, 1/19/2028 50,000 46,806
1.75%, 9/19/2029 150,000 130,200
0.75%, 10/08/2030 150,000 118,089
Asian Infrastructure Investment Bank (The)
0.50%, 10/30/2024 50,000 47,010
0.50%, 5/28/2025 125,000 114,746
Corp. Andina de Fomento, 1.63%, 9/23/2025 92,000 84,829
Council of Europe Development Bank, 3.75%,
5/25/2026 15,000 14,649
European Bank For Reconstruction &
Development
1.63%, 9/27/2024 150,000 143,662
Series G, 0.50%, 11/25/2025 50,000 45,319
Series G, 0.50%, 1/28/2026 40,000 36,079
European Investment Bank
1.88%, 2/10/2025 75,000 71,377
1.63%, 3/14/2025
(a)
505,000 477,644
0.38%, 12/15/2025 5,000 4,512
2.38%, 5/24/2027 150,000 139,296
0.63%, 10/21/2027 155,000 133,106
3.88%, 3/15/2028 100,000 98,189
1.75%, 3/15/2029
(a)
150,000 131,491
1.25%, 2/14/2031 150,000 122,563
3.75%, 2/14/2033 50,000 48,705
Inter-American Development Bank
2.13%, 1/15/2025 50,000 47,832
2.00%, 6/02/2026 15,000 13,950
1.50%, 1/13/2027 100,000 90,415
0.63%, 9/16/2027
(a)
65,000 55,951
1.13%, 7/20/2028 50,000 42,911
3.13%, 9/18/2028 50,000 47,237
1.13%, 1/13/2031 260,000 209,409
3.88%, 10/28/2041 150,000 138,616
Inter-American Investment Corp.
2.63%, 4/22/2025 100,000 95,697
4.13%, 2/15/2028 50,000 49,169
International Bank For Reconstruction &
Development

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Supranational Bank – 1.5% (continued)
1.50%, 8/28/2024 75,000 71,919
2.50%, 11/25/2024 320,000 308,602
0.75%, 3/11/2025 50,000 46,623
0.38%, 7/28/2025 350,000 320,056
2.50%, 7/29/2025 123,000 117,397
0.50%, 10/28/2025 75,000 68,207
3.13%, 11/20/2025 75,000 72,256
5.75%, 6/15/2026 100,000 99,693
3.13%, 6/15/2027 50,000 47,688
2.50%, 11/22/2027 85,000 78,895
4.50%, 6/26/2028 200,000 197,568
3.88%, 2/14/2030 50,000 48,944
0.88%, 5/14/2030 50,000 40,239
4.00%, 7/25/2030 55,000 54,258
0.75%, 8/26/2030 75,000 59,244
1.25%, 2/10/2031 10,000 8,127
2.50%, 3/29/2032
(a)
100,000 88,542
Series G, 4.75%, 2/15/2035 160,000 165,220
International Finance Corp.
Series G, 1.38%, 10/16/2024 350,000 333,715
Series G, 0.75%, 10/08/2026 100,000 88,812
Series G, 4.50%, 7/13/2028 35,000 35,318
Japan Bank For International Cooperation
0.63%, 7/15/2025 50,000 45,781
2.25%, 11/04/2026 224,000 205,921
2.75%, 11/16/2027 64,000 59,145
4.63%, 7/19/2028 200,000 200,038
1.25%, 1/21/2031 260,000 205,722
Japan International Cooperation Agency,
3.38%, 6/12/2028 50,000 47,085
Korea Development Bank (The)
2.13%, 10/01/2024 15,000 14,421
3.38%, 9/16/2025 200,000 192,095
2.00%, 10/25/2031 100,000 80,859
Total Supranational Bank (cost
$7,636,160) 7,215,494
U.S. Government Agencies – 29.0%
Federal Farm Credit Banks Funding Corp.
0.73%, 5/27/2025 200,000 184,375
0.61%, 8/25/2025 118,000 107,576
0.75%, 12/16/2026 116,000 101,042
1.12%, 9/01/2028 50,000 42,055
1.10%, 8/10/2029 96,000 78,248
1.23%, 7/29/2030 26,000 20,678
1.15%, 8/12/2030 150,000 118,796
1.24%, 9/03/2030 550,000 435,490
1.38%, 1/14/2031 150,000 118,566
1.79%, 6/22/2035 200,000 143,083
Federal Home Loan Banks
2.75%, 12/13/2024 10,000 9,661
0.50%, 4/14/2025 275,000 254,850
3.13%, 9/12/2025 140,000 134,750
0.96%, 3/05/2026 370,000 333,235
1.00%, 3/23/2026 185,250 167,189
3.00%, 3/12/2027 300,000 284,835
Federal Home Loan Mortgage Corporation
1.50%, 2/12/2025
(d)
779,000 737,673
0.38%, 7/21/2025
(d)
100,000 91,532
0.38%, 9/23/2025
(d)
525,000 477,235
0.63%, 11/25/2025
(d)
250,000 225,854
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.0% (continued)
Federal Home Loan Mortgage Corporation
(continued)
0.70%, 12/23/2025
(d)
200,000 181,162
2.50%, 9/01/2027 11,164 10,622
4.00%, 7/01/2029 7,120 6,962
6.75%, 9/15/2029
(d)
50,000 56,808
3.00%, 2/01/2031 23,156 21,812
6.75%, 3/15/2031
(d)
50,000 58,127
2.50%, 12/01/2031 14,507 13,452
2.50%, 3/01/2032 83,817 77,725
6.25%, 7/15/2032
(a)(d)
170,000 196,581
3.00%, 9/01/2032 41,081 38,489
3.00%, 10/01/2032 16,626 15,635
3.00%, 1/01/2033 5,049 4,748
3.00%, 2/01/2033 15,952 15,001
3.50%, 2/01/2033 22,598 21,657
3.00%, 4/01/2033 59,543 56,151
3.00%, 4/01/2033 24,688 23,616
3.00%, 7/01/2033 82,730 77,482
3.00%, 8/01/2034 16,531 15,467
3.50%, 3/01/2035 7,533 7,119
2.50%, 4/01/2035 122,168 111,292
3.00%, 4/01/2035 111,591 104,445
3.00%, 4/01/2035 28,589 26,738
2.50%, 5/01/2035 35,551 32,358
3.00%, 6/01/2035 72,472 68,267
3.00%, 6/01/2035 40,534 37,910
2.00%, 8/01/2035 205,066 182,257
2.50%, 9/01/2035 115,712 105,320
2.00%, 10/01/2035 341,025 303,094
1.50%, 11/01/2035 655,609 565,047
2.00%, 11/01/2035 352,281 311,668
1.50%, 12/01/2035 73,606 63,438
2.50%, 1/01/2036 34,760 31,637
1.50%, 2/01/2036 159,753 137,685
2.00%, 2/01/2036 189,928 168,032
1.50%, 4/01/2036 108,806 94,342
2.50%, 6/01/2036 312,882 284,524
2.00%, 8/01/2036 194,717 172,420
1.50%, 9/01/2036 40,582 34,965
1.00%, 10/01/2036 63,209 53,249
1.50%, 10/01/2036 74,309 64,023
2.00%, 10/01/2036 100,893 89,340
1.50%, 11/01/2036 83,854 72,247
2.00%, 11/01/2036 110,457 97,808
2.00%, 12/01/2036 20,741 18,366
1.50%, 1/01/2037 197,686 170,323
1.50%, 2/01/2037 164,984 142,147
1.50%, 2/01/2037 173,902 149,831
1.50%, 2/01/2037 129,086 111,218
1.50%, 3/01/2037 219,657 189,102
2.00%, 3/01/2037 212,287 188,899
2.00%, 4/01/2037 75,033 66,326
2.00%, 4/01/2037 223,742 197,779
2.50%, 5/01/2037 176,924 160,637
3.00%, 5/01/2037
(d)
14,972 13,847
3.00%, 5/01/2037 19,962 18,441
3.00%, 5/01/2037 23,569 22,043
3.00%, 9/01/2037 82,609 76,896
3.50%, 9/01/2037 22,330 21,187
4.00%, 9/01/2037 64,940 62,646
3.50%, 10/01/2037 67,160 63,722

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.0% (continued)
Federal Home Loan Mortgage Corporation
(continued)
3.50%, 12/01/2037 23,011 21,834
4.50%, 5/01/2038 23,823 23,340
5.50%, 8/01/2038 25,000 25,088
3.00%, 11/01/2039 40,893 37,007
3.00%, 3/01/2040 85,944 77,776
2.50%, 4/01/2040 6,825 5,982
2.00%, 8/01/2040 86,769 73,739
2.50%, 9/01/2040 53,114 46,497
2.50%, 10/01/2040 15,104 13,222
2.00%, 11/01/2040 122,521 104,037
4.00%, 11/01/2040 51,447 49,289
1.50%, 1/01/2041 19,326 15,841
2.00%, 3/01/2041 19,413 16,431
1.50%, 5/01/2041 187,816 152,952
4.50%, 5/01/2041
(d)
98,076 96,478
2.50%, 6/01/2041 137,713 119,899
2.00%, 8/01/2041 139,547 117,951
2.00%, 12/01/2041 330,598 279,129
1.50%, 2/01/2042 45,384 36,847
2.00%, 3/01/2042 315,295 265,399
2.00%, 4/01/2042 46,082 38,789
2.50%, 4/01/2042 41,226 35,782
2.00%, 5/01/2042 72,593 61,105
2.50%, 5/01/2042 92,075 79,917
3.00%, 6/01/2042 22,999 20,607
4.00%, 9/01/2042 23,420 22,168
3.00%, 12/01/2042
(d)
16,321 14,694
3.00%, 1/01/2043
(d)
44,184 39,782
3.50%, 2/01/2043 47,993 44,650
3.00%, 4/01/2043 62,174 55,897
3.50%, 10/01/2043 162,535 151,070
3.50%, 12/01/2044
(d)
42,645 39,472
4.00%, 12/01/2044 19,737 18,836
3.00%, 1/01/2045 308,004 276,385
4.00%, 2/01/2045 44,594 42,638
3.00%, 5/01/2045 9,203 8,216
3.50%, 7/01/2045
(d)
67,638 62,513
3.50%, 7/01/2045 50,661 46,766
4.00%, 9/01/2045 112,655 107,453
3.50%, 10/01/2045 55,431 51,169
4.50%, 10/01/2045 63,719 62,534
4.00%, 11/01/2045 188,977 180,252
3.50%, 12/01/2045 7,041 6,499
3.50%, 6/01/2046 398,943 367,073
3.50%, 8/01/2046
(d)
59,798 55,200
3.00%, 11/01/2046 50,131 44,741
3.00%, 12/01/2046 150,917 134,460
3.00%, 1/01/2047 49,492 44,378
3.00%, 8/01/2047 42,156 37,623
4.00%, 8/01/2047
(d)
39,214 37,207
3.00%, 9/01/2047 204,609 181,371
3.50%, 9/01/2047 17,193 15,804
4.50%, 10/01/2047 64,129 62,534
3.50%, 6/01/2048 64,324 59,202
3.50%, 7/01/2048 16,595 15,256
4.50%, 8/01/2048 75,441 73,408
4.00%, 1/01/2049 141,016 133,938
4.50%, 3/01/2049
(d)
23,911 23,295
3.50%, 5/01/2049 109,654 100,450
4.00%, 7/01/2049 184,903 175,722
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.0% (continued)
Federal Home Loan Mortgage Corporation
(continued)
3.00%, 9/01/2049 34,754 30,729
3.00%, 10/01/2049 273,142 241,506
3.00%, 10/01/2049 39,840 35,226
5.00%, 10/01/2049 53,140 52,773
2.50%, 1/01/2050 33,947 28,936
3.00%, 2/01/2050 50,783 45,053
4.50%, 2/01/2050 19,246 18,689
3.00%, 3/01/2050 32,888 29,079
3.00%, 4/01/2050 153,302 135,346
2.50%, 6/01/2050 68,798 58,288
2.50%, 6/01/2050 175,082 148,984
2.50%, 6/01/2050 58,461 49,747
2.50%, 7/01/2050 162,648 137,787
2.50%, 7/01/2050 378,544 323,303
2.50%, 8/01/2050 13,234 11,211
2.50%, 8/01/2050 673,303 575,460
3.00%, 8/01/2050 232,471 206,414
2.00%, 9/01/2050 306,798 250,523
2.50%, 9/01/2050 268,198 226,190
4.00%, 9/01/2050 210,367 200,758
2.00%, 10/01/2050 112,741 91,710
2.00%, 10/01/2050 151,616 123,333
2.50%, 10/01/2050 141,596 121,157
2.50%, 10/01/2050 123,554 105,267
3.00%, 10/01/2050 33,045 29,152
2.00%, 12/01/2050 180,405 146,709
1.50%, 1/01/2051 66,315 50,968
1.50%, 1/01/2051 751,048 577,237
2.50%, 1/01/2051 1,143,132 968,405
3.00%, 1/01/2051 118,598 104,679
1.50%, 2/01/2051 184,922 142,127
2.00%, 2/01/2051 77,714 63,199
2.50%, 2/01/2051 16,417 13,900
2.50%, 3/01/2051 254,999 215,963
1.50%, 4/01/2051 222,847 171,819
2.00%, 4/01/2051 468,883 386,066
2.00%, 4/01/2051 270,760 219,445
2.00%, 4/01/2051 229,645 187,088
2.50%, 4/01/2051 475,331 401,171
2.00%, 5/01/2051 323,178 261,903
2.00%, 5/01/2051 501,308 406,446
2.00%, 5/01/2051 104,494 85,904
2.00%, 5/01/2051 338,537 274,364
2.50%, 5/01/2051 398,293 336,250
2.50%, 5/01/2051 57,009 48,112
2.50%, 5/01/2051 203,669 172,902
1.50%, 6/01/2051 242,222 186,709
2.50%, 7/01/2051 124,930 105,538
3.00%, 7/01/2051 331,723 292,814
3.00%, 7/01/2051 659,577 579,442
1.50%, 8/01/2051 54,248 41,804
2.00%, 8/01/2051 311,361 252,370
2.00%, 8/01/2051 1,472,613 1,197,905
1.50%, 9/01/2051 22,494 17,331
2.00%, 9/01/2051 356,527 288,924
2.00%, 9/01/2051 22,391 18,147
2.00%, 9/01/2051 310,458 251,615
2.00%, 9/01/2051 23,301 18,885
2.50%, 9/01/2051 221,267 186,767
2.50%, 9/01/2051 64,097 54,085

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.0% (continued)
Federal Home Loan Mortgage Corporation
(continued)
2.50%, 9/01/2051 177,368 150,519
3.50%, 9/01/2051 113,909 103,378
1.50%, 10/01/2051 183,460 141,339
2.00%, 10/01/2051 149,171 120,909
2.00%, 10/01/2051 58,251 47,205
2.00%, 10/01/2051 203,283 165,454
2.50%, 10/01/2051 269,069 228,465
2.50%, 10/01/2051 349,908 295,234
1.50%, 11/01/2051 136,203 104,918
2.00%, 11/01/2051 397,714 322,271
2.50%, 11/01/2051 88,683 75,674
2.00%, 12/01/2051 135,479 110,288
2.50%, 12/01/2051 212,169 180,262
2.00%, 1/01/2052 370,048 303,366
2.00%, 2/01/2052 610,751 494,754
2.00%, 2/01/2052 302,486 245,107
2.50%, 2/01/2052 177,019 150,203
2.50%, 2/01/2052 204,137 173,424
2.00%, 3/01/2052 370,987 300,728
2.00%, 3/01/2052 44,171 35,746
2.00%, 3/01/2052 23,853 19,303
3.00%, 3/01/2052 452,286 396,420
2.00%, 4/01/2052 164,381 133,027
2.50%, 4/01/2052 99,315 84,127
2.50%, 4/01/2052 651,924 549,478
3.50%, 4/01/2052 91,693 83,541
3.00%, 5/01/2052 330,602 290,378
3.00%, 5/01/2052 134,959 119,493
3.00%, 5/01/2052 71,580 62,924
3.50%, 5/01/2052 282,425 256,182
3.50%, 5/01/2052 540,767 490,464
3.50%, 5/01/2052 23,324 21,154
3.00%, 6/01/2052 173,596 152,447
3.00%, 6/01/2052 118,172 103,436
3.50%, 6/01/2052 71,706 65,087
4.00%, 6/01/2052 23,108 21,593
4.00%, 7/01/2052 95,332 89,078
4.00%, 7/01/2052 241,532 225,648
4.00%, 8/01/2052 71,041 66,369
4.50%, 8/01/2052 23,426 22,433
5.00%, 8/01/2052 152,327 148,993
3.00%, 9/01/2052 158,540 138,902
4.50%, 9/01/2052 93,169 89,247
4.50%, 9/01/2052 69,421 66,479
4.50%, 9/01/2052 283,771 271,744
5.00%, 9/01/2052 23,676 23,191
4.00%, 10/01/2052 475,664 445,917
4.00%, 10/01/2052 230,729 215,483
5.00%, 11/01/2052 118,873 116,145
4.50%, 12/01/2052 193,024 186,253
4.50%, 12/01/2052 57,873 55,420
5.00%, 12/01/2052 24,089 23,644
5.50%, 12/01/2052 23,649 23,491
4.00%, 1/01/2053 336,458 314,173
5.00%, 1/01/2053 48,397 47,338
5.00%, 2/01/2053 414,250 404,744
5.50%, 2/01/2053 479,807 476,605
4.00%, 3/01/2053 73,890 69,334
4.50%, 3/01/2053 388,659 372,163
4.00%, 4/01/2053 24,673 23,036
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.0% (continued)
Federal Home Loan Mortgage Corporation
(continued)
5.00%, 5/01/2053 500,471 488,959
5.50%, 6/01/2053 49,642 49,746
5.50%, 6/01/2053 491,090 487,801
Federal Home Loan Mortgage Corporation
Mutifamily Structured Pass-Through Ctfs.
Series 2015-KS03, Class A4, 3.16%,
5/25/2025
(d)
35,000 33,797
Series 2015-K051, Class A2, 3.31%,
9/25/2025
(d)
200,000 192,343
Series 2019-K736, Class A2, 2.28%,
7/25/2026
(d)
50,000 46,457
Series 2016-K058, Class AM, 2.72%,
8/25/2026
(d)
90,000 84,141
Series 2017-K064, Class A2, 3.22%,
3/25/2027
(d)
20,000 18,905
Series 2017-K069, Class A2, 3.19%,
9/25/2027
(d)
150,000 140,860
Series 2018-K072, Class A1, 3.25%,
11/25/2027
(d)
82,538 79,088
Series 2018-K072, Class A2, 3.44%,
12/25/2027
(d)
160,000 151,440
Series 2018-K077, Class A1, 3.70%,
3/25/2028
(d)
24,260 23,447
Series 2021-K743, Class A2, 1.77%,
5/25/2028
(d)
75,000 65,523
Series 2018-K077, Class A2, 3.85%,
5/25/2028
(d)
50,000 48,076
Series 2018-K081, Class AM, 3.90%,
8/25/2028
(d)
50,000 48,077
Series 2019-K087, Class A2, 3.77%,
12/25/2028
(d)
130,000 124,380
Series 2019-K089, Class AM, 3.63%,
1/25/2029
(d)
60,000 56,700
Series 2019-K099, Class A2, 2.60%,
9/25/2029
(d)
40,000 35,614
Series 2020-K106, Class A1, 1.78%,
10/25/2029
(d)
57,578 51,060
Series 2019-K101, Class A2, 2.52%,
10/25/2029
(d)
10,000 8,846
Series 2020-K105, Class A2, 1.87%,
1/25/2030
(d)
90,000 76,036
Series 2023-K751, Class AM, 4.22%,
4/25/2030
(d)
150,000 145,322
Series 2016-K152, Class A1, 2.83%,
5/25/2030
(d)
36,044 33,276
Series 2020-K116, Class A2, 1.38%,
7/25/2030
(d)
120,000 96,695
Series 2020-K121, Class A2, 1.55%,
10/25/2030
(d)
140,000 113,222
Series 2021-K123, Class A2, 1.62%,
12/25/2030
(d)
200,000 162,319
Series 2021-K126, Class A2, 2.07%,
1/25/2031
(d)
50,000 41,860
Series 2019-1510, Class A2, 3.72%,
1/25/2031
(d)
145,000 136,024
Series 2021-K135, Class A2, 2.15%,
10/25/2031
(d)
200,000 165,955
Series 2017-K153, Class A3, 3.12%,
10/25/2031
(d)
50,000 44,821
Series 2021-K136, Class A2, 2.13%,
11/25/2031
(d)
120,000 99,159

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.0% (continued)
Federal Home Loan Mortgage Corporation
Mutifamily Structured Pass-Through Ctfs.
(continued)
Series 2022-K137, Class A2, 2.35%,
11/25/2031
(d)
400,000 336,174
Series 2022-K142, Class A2, 2.40%,
3/25/2032
(d)
30,000 25,221
Series 2019-1513, Class A3, 2.80%,
8/25/2034
(d)
20,000 16,739
Federal National Mortgage Association
1.75%, 7/02/2024
(a)(d)
25,000 24,171
2.63%, 9/06/2024
(d)
487,000 473,589
1.63%, 1/07/2025
(d)
335,000 318,646
0.63%, 4/22/2025
(d)
30,000 27,812
0.38%, 8/25/2025
(d)
30,000 27,335
0.50%, 11/07/2025
(d)
171,000 155,209
0.56%, 11/17/2025
(d)
450,000 406,783
0.64%, 12/30/2025
(d)
200,000 180,346
3.00%, 11/01/2026
(d)
14,605 14,070
3.00%, 12/01/2026
(d)
8,279 7,977
3.00%, 12/01/2026
(d)
30,207 29,080
3.00%, 12/01/2026
(d)
8,605 8,278
3.00%, 6/01/2027
(d)
8,779 8,441
0.75%, 10/08/2027
(d)
100,000 86,689
3.00%, 2/01/2028
(d)
13,709 13,180
2.50%, 6/01/2028
(d)
31,360 29,824
3.00%, 9/01/2028
(d)
58,354 56,063
7.13%, 1/15/2030
(d)
50,000 58,053
3.00%, 7/01/2030
(d)
38,845 37,320
2.00%, 8/01/2030
(d)
38,874 35,805
3.50%, 8/01/2030
(d)
12,655 12,315
0.88%, 8/05/2030
(d)
165,000 131,908
2.00%, 10/01/2030
(d)
8,973 8,265
2.50%, 3/01/2031
(d)
43,678 41,539
3.50%, 4/01/2031
(d)
57,181 54,903
3.00%, 8/01/2031
(d)
15,851 14,932
2.50%, 10/01/2031
(d)
89,154 83,589
2.00%, 11/01/2031
(d)
26,441 24,207
2.50%, 11/01/2031
(d)
314,852 291,971
3.50%, 11/01/2031
(d)
13,173 12,740
2.50%, 1/01/2032
(d)
62,953 58,378
2.50%, 1/01/2032
(d)
11,403 10,580
3.00%, 1/01/2032
(d)
164,586 155,043
3.50%, 1/01/2032
(d)
13,377 12,761
3.00%, 2/01/2032
(d)
15,918 14,995
3.50%, 4/01/2032
(d)
14,635 13,911
3.00%, 8/01/2032
(d)
66,005 61,836
3.50%, 8/01/2032
(d)
59,744 57,328
3.00%, 9/01/2032
(d)
23,808 22,304
2.50%, 1/01/2033
(d)
19,678 18,450
3.00%, 2/01/2033
(d)
110,253 103,679
3.00%, 2/01/2033
(d)
34,864 32,785
3.50%, 5/01/2033
(d)
23,144 22,161
4.00%, 4/01/2034
(d)
9,438 9,138
2.50%, 8/01/2034
(d)
43,076 39,242
3.50%, 9/01/2034
(d)
20,147 19,051
4.00%, 10/01/2034
(d)
47,847 46,372
3.00%, 1/01/2035
(d)
118,210 110,603
2.50%, 2/01/2035
(d)
135,670 123,645
3.00%, 2/01/2035
(d)
6,935 6,489
2.50%, 3/01/2035
(d)
164,143 149,825
3.50%, 3/01/2035
(d)
8,254 7,903
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.0% (continued)
Federal National Mortgage Association
(continued)
4.00%, 3/01/2035
(d)
30,955 30,030
2.00%, 7/01/2035
(d)
24,392 21,580
2.50%, 7/01/2035
(d)
100,006 91,378
2.50%, 7/01/2035
(d)
22,431 20,416
2.00%, 9/01/2035
(d)
91,612 81,051
2.50%, 9/01/2035
(d)
85,469 77,790
2.50%, 9/01/2035
(d)
43,169 39,424
3.00%, 9/01/2035
(d)
21,899 20,481
1.50%, 10/01/2035
(d)
240,785 207,513
2.00%, 10/01/2035
(d)
14,700 13,024
2.00%, 10/01/2035
(d)
268,510 237,601
2.00%, 10/01/2035
(d)
32,568 28,834
2.00%, 10/01/2035
(d)
178,793 158,479
5.50%, 10/01/2035
(d)
12,047 12,297
1.50%, 11/01/2035
(d)
15,808 13,623
2.00%, 11/01/2035
(d)
146,917 130,073
2.50%, 11/01/2035
(d)
38,190 34,759
2.00%, 12/01/2035
(d)
92,566 81,895
2.00%, 12/01/2035
(d)
29,848 26,412
2.50%, 1/01/2036
(d)
70,216 63,907
2.00%, 2/01/2036
(d)
71,472 63,233
2.50%, 2/01/2036
(d)
42,558 38,873
2.00%, 3/01/2036
(d)
134,282 118,801
1.50%, 4/01/2036
(d)
19,187 16,593
2.50%, 4/01/2036
(d)
15,988 15,205
3.00%, 4/01/2036
(d)
65,467 60,524
1.50%, 5/01/2036
(d)
38,319 33,225
1.50%, 5/01/2036
(d)
191,569 165,050
2.00%, 5/01/2036
(d)
36,668 32,629
2.00%, 5/01/2036
(d)
68,808 60,917
1.50%, 6/01/2036
(d)
128,864 111,057
2.00%, 6/01/2036
(d)
316,645 280,393
2.00%, 6/01/2036
(d)
228,153 202,032
1.50%, 7/01/2036
(d)
95,964 83,031
2.00%, 7/01/2036
(d)
81,508 72,176
2.00%, 8/01/2036
(d)
35,271 31,233
1.50%, 9/01/2036
(d)
267,055 230,087
2.00%, 9/01/2036
(d)
80,479 71,445
2.50%, 9/01/2036
(d)
37,065 33,707
1.50%, 10/01/2036
(d)
42,189 36,429
1.50%, 10/01/2036
(d)
41,796 36,010
2.00%, 10/01/2036
(d)
121,947 107,986
1.50%, 11/01/2036
(d)
63,554 54,756
2.00%, 11/01/2036
(d)
230,121 203,775
1.50%, 12/01/2036
(d)
42,722 36,808
2.00%, 12/01/2036
(d)
84,278 74,816
3.50%, 12/01/2036
(d)
53,820 51,300
2.50%, 1/01/2037
(d)
239,434 217,741
3.50%, 1/01/2037
(d)
15,366 14,517
2.00%, 2/01/2037
(d)
298,389 264,227
2.50%, 2/01/2037
(d)
15,283 13,688
1.50%, 3/01/2037
(d)
153,878 132,458
2.00%, 3/01/2037
(d)
92,876 82,646
2.00%, 4/01/2037
(d)
21,941 19,394
2.00%, 4/01/2037
(d)
282,475 249,692
3.00%, 5/01/2037
(d)
42,931 39,964
3.50%, 5/01/2037
(d)
100,404 95,935
2.00%, 8/01/2037
(d)
49,115 43,415
3.50%, 9/01/2037
(d)
44,395 42,126
3.50%, 11/01/2037
(d)
82,182 77,553

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.0% (continued)
Federal National Mortgage Association
(continued)
4.00%, 11/01/2037
(d)
67,580 65,195
4.50%, 11/01/2037
(d)
44,247 43,345
3.00%, 12/01/2037
(d)
40,895 37,772
2.50%, 3/01/2038
(d)
17,595 15,759
3.00%, 5/01/2038
(d)
31,150 28,851
3.00%, 8/15/2038
(d)(e)
125,000 116,395
4.50%, 8/15/2038
(d)(e)
50,000 48,994
5.00%, 8/15/2038
(d)(e)
75,000 74,566
5.50%, 8/15/2038
(d)(e)
25,000 25,094
3.50%, 6/01/2039
(d)
60,389 56,208
4.50%, 6/01/2039
(d)
19,867 19,550
4.00%, 11/01/2039
(d)
13,589 13,103
4.50%, 2/01/2040
(d)
22,046 21,695
6.00%, 4/01/2040
(d)
29,489 30,933
2.50%, 5/01/2040
(d)
8,538 7,482
2.00%, 8/01/2040
(d)
33,158 28,177
2.50%, 8/01/2040
(d)
38,417 33,640
2.00%, 9/01/2040
(d)
56,265 47,900
4.00%, 10/01/2040
(d)
144,023 137,980
2.00%, 11/01/2040
(d)
164,021 139,258
2.00%, 1/01/2041
(d)
139,122 118,035
4.50%, 2/01/2041
(d)
25,375 24,932
2.00%, 4/01/2041
(d)
80,362 67,999
4.50%, 4/01/2041
(d)
136,702 134,392
1.50%, 5/01/2041
(d)
67,242 54,764
2.00%, 5/01/2041
(d)
223,774 189,298
1.50%, 6/01/2041
(d)
21,068 17,152
1.50%, 7/01/2041
(d)
63,633 51,786
5.50%, 7/01/2041
(d)
14,493 14,752
2.00%, 8/01/2041
(d)
125,185 105,811
1.50%, 9/01/2041
(d)
43,872 35,677
2.50%, 10/01/2041
(d)
84,125 73,169
1.50%, 11/01/2041
(d)
67,146 54,562
2.50%, 11/01/2041
(d)
169,790 147,641
2.00%, 12/01/2041
(d)
95,312 80,471
3.50%, 12/01/2041
(d)
21,296 19,815
1.50%, 1/01/2042
(d)
125,192 101,690
2.00%, 2/01/2042
(d)
46,231 39,012
2.50%, 4/01/2042
(d)
68,501 59,447
3.00%, 4/01/2042
(d)
13,480 12,122
3.50%, 4/01/2042
(d)
54,810 50,992
5.00%, 4/01/2042
(d)
39,047 39,271
2.00%, 5/01/2042
(d)
23,069 19,416
2.50%, 5/01/2042
(d)
22,799 19,786
3.00%, 5/01/2042
(d)
197,854 177,308
4.50%, 5/01/2042
(d)
56,871 55,879
3.50%, 6/01/2042
(d)
17,077 15,888
3.50%, 7/01/2042
(d)
46,813 43,173
4.00%, 7/01/2042
(d)
25,676 24,630
4.50%, 9/01/2042
(d)
22,495 21,787
2.50%, 10/01/2042
(d)
57,681 50,114
3.50%, 12/01/2042
(d)
34,128 31,474
3.00%, 4/01/2043
(d)
27,337 24,578
3.00%, 4/01/2043
(d)
155,781 140,058
3.50%, 6/01/2043
(d)
101,232 94,181
4.00%, 10/01/2043
(d)
206,015 197,117
5.50%, 5/01/2044
(d)
114,215 117,040
4.00%, 9/01/2044
(d)
26,458 25,250
3.00%, 10/01/2044
(d)
123,162 110,732
4.00%, 11/01/2044
(d)
25,621 24,451
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.0% (continued)
Federal National Mortgage Association
(continued)
4.00%, 1/01/2045
(d)
84,864 81,205
4.00%, 2/01/2045
(d)
56,864 54,407
3.00%, 4/01/2045
(d)
48,543 43,643
3.50%, 4/01/2045
(d)
14,331 13,229
3.50%, 5/01/2045
(d)
18,787 17,342
3.50%, 6/01/2045
(d)
264,889 246,211
3.50%, 8/01/2045
(d)
88,877 82,043
3.50%, 11/01/2045
(d)
24,842 22,932
3.50%, 12/01/2045
(d)
183,225 169,137
3.50%, 1/01/2046
(d)
124,095 114,553
4.00%, 1/01/2046
(d)
55,314 52,761
3.50%, 2/01/2046
(d)
97,098 89,632
3.50%, 2/01/2046
(d)
43,745 40,336
4.50%, 6/01/2046
(d)
30,506 29,919
3.00%, 9/01/2046
(d)
68,993 61,719
3.50%, 9/01/2046
(d)
83,986 77,529
4.50%, 9/01/2046
(d)
98,728 97,005
3.00%, 10/01/2046
(d)
75,357 67,255
3.00%, 10/01/2046
(d)
173,845 155,156
3.00%, 11/01/2046
(d)
402,259 359,014
3.00%, 11/01/2046
(d)
50,537 45,104
3.00%, 11/01/2046
(d)
132,404 118,170
3.00%, 11/01/2046
(d)
387,909 346,207
4.00%, 11/01/2046
(d)
16,099 15,281
3.50%, 1/01/2047
(d)
59,345 54,952
3.00%, 2/01/2047
(d)
206,462 185,625
3.50%, 2/01/2047
(d)
55,226 50,800
4.00%, 2/01/2047
(d)
11,836 11,289
3.00%, 3/01/2047
(d)
501,900 447,943
3.50%, 4/01/2047
(d)
18,159 16,778
4.00%, 5/01/2047
(d)
40,578 38,603
4.50%, 5/01/2047
(d)
51,975 50,961
4.00%, 6/01/2047
(d)
310,067 294,321
3.50%, 7/01/2047
(d)
154,863 144,076
3.00%, 8/01/2047
(d)
79,997 71,397
3.50%, 8/01/2047
(d)
70,666 64,953
3.50%, 10/01/2047
(d)
212,613 196,161
3.50%, 10/01/2047
(d)
22,389 20,579
4.00%, 10/01/2047
(d)
62,729 59,451
3.50%, 11/01/2047
(d)
236,674 217,541
3.50%, 12/01/2047
(d)
51,657 47,610
3.50%, 1/01/2048
(d)
81,149 74,589
3.50%, 2/01/2048
(d)
426,985 392,466
3.50%, 2/01/2048
(d)
41,561 38,266
4.00%, 2/01/2048
(d)
49,713 47,115
3.50%, 3/01/2048
(d)
184,479 169,591
3.00%, 4/01/2048
(d)
173,965 156,407
3.50%, 4/01/2048
(d)
136,009 125,146
4.50%, 4/01/2048
(d)
10,914 10,620
4.50%, 8/01/2048
(d)
25,750 25,056
4.50%, 8/01/2048
(d)
141,639 138,500
3.00%, 9/01/2048
(d)
408,077 364,207
3.50%, 10/01/2048
(d)
153,227 140,839
4.50%, 10/01/2048
(d)
24,438 23,780
3.00%, 11/01/2048
(d)
140,485 125,296
4.00%, 11/01/2048
(d)
63,017 59,723
4.00%, 11/01/2048
(d)
27,542 26,081
4.00%, 2/01/2049
(d)
17,689 16,751
4.00%, 3/01/2049
(d)
123,409 116,865
3.50%, 4/01/2049
(d)
41,645 38,150

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.0% (continued)
Federal National Mortgage Association
(continued)
4.50%, 4/01/2049
(d)
46,731 45,490
4.00%, 5/01/2049
(d)
53,259 50,529
4.50%, 5/01/2049
(d)
18,740 18,243
4.50%, 5/01/2049
(d)
7,762 7,538
3.50%, 6/01/2049
(d)
107,286 98,281
4.00%, 6/01/2049
(d)
57,911 54,885
4.00%, 6/01/2049
(d)
145,845 138,222
4.00%, 6/01/2049
(d)
554,026 525,068
3.50%, 7/01/2049
(d)
41,045 37,589
4.00%, 7/01/2049
(d)
10,503 9,936
5.00%, 7/01/2049
(d)
9,910 9,855
3.50%, 8/01/2049
(d)
202,292 185,312
3.50%, 8/01/2049
(d)
117,885 107,205
4.50%, 8/01/2049
(d)
84,677 82,571
3.00%, 9/01/2049
(d)
35,569 31,245
3.50%, 9/01/2049
(d)
68,963 63,175
3.50%, 9/01/2049
(d)
36,434 33,375
4.00%, 9/01/2049
(d)
86,476 82,485
4.00%, 9/01/2049
(d)
141,015 133,401
4.50%, 9/01/2049
(d)
13,845 13,443
5.00%, 9/01/2049
(d)
60,962 60,706
5.00%, 9/01/2049
(d)
182,530 182,853
3.00%, 10/01/2049
(d)
105,595 93,368
2.50%, 11/01/2049
(d)
350,298 298,590
2.50%, 11/01/2049
(d)
211,406 180,201
3.00%, 11/01/2049
(d)
135,413 119,734
3.00%, 11/01/2049
(d)
103,141 91,428
4.50%, 11/01/2049
(d)
6,541 6,352
5.00%, 11/01/2049
(d)
160,142 159,056
3.00%, 12/01/2049
(d)
63,528 56,313
3.50%, 12/01/2049
(d)
53,100 48,643
3.50%, 1/01/2050
(d)
38,802 35,545
3.00%, 2/01/2050
(d)
104,173 92,423
3.00%, 2/01/2050
(d)
51,659 45,832
3.00%, 2/01/2050
(d)
85,003 75,350
3.00%, 3/01/2050
(d)
53,736 47,450
4.00%, 3/01/2050
(d)
319,693 302,741
4.50%, 3/01/2050
(d)
64,052 62,327
5.00%, 3/01/2050
(d)
91,867 91,234
2.50%, 4/01/2050
(d)
50,244 42,877
3.00%, 4/01/2050
(d)
52,745 46,569
4.00%, 4/01/2050
(d)
30,490 28,844
2.50%, 5/01/2050
(d)
90,613 77,432
3.50%, 5/01/2050
(d)
174,083 160,073
3.50%, 5/01/2050
(d)
14,157 12,949
2.50%, 6/01/2050
(d)
195,986 167,432
4.00%, 6/01/2050
(d)
21,241 20,094
4.00%, 6/01/2050
(d)
38,636 36,480
2.50%, 7/01/2050
(d)
83,254 70,990
3.00%, 7/01/2050
(d)
53,309 47,131
3.00%, 7/01/2050
(d)
27,908 24,630
3.00%, 7/01/2050
(d)
123,640 109,119
3.00%, 7/01/2050
(d)
59,094 52,382
3.50%, 7/01/2050
(d)
478,221 441,452
3.50%, 7/01/2050
(d)
23,135 21,151
4.00%, 7/01/2050
(d)
154,726 146,094
2.50%, 8/01/2050
(d)
163,867 138,821
2.50%, 8/01/2050
(d)
78,959 67,172
4.00%, 8/01/2050
(d)
335,099 318,081
2.00%, 9/01/2050
(d)
45,980 37,403
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.0% (continued)
Federal National Mortgage Association
(continued)
2.00%, 9/01/2050
(d)
38,009 30,918
2.00%, 9/01/2050
(d)
388,107 318,040
2.00%, 9/01/2050
(d)
384,634 314,832
2.00%, 9/01/2050
(d)
30,601 25,231
2.00%, 9/01/2050
(d)
311,391 253,337
2.50%, 9/01/2050
(d)
69,199 58,912
3.00%, 9/01/2050
(d)
185,017 163,245
3.00%, 9/01/2050
(d)
40,125 35,479
3.00%, 9/01/2050
(d)
666,081 587,700
4.50%, 9/01/2050
(d)
193,089 187,888
2.00%, 10/01/2050
(d)
240,177 196,668
2.00%, 10/01/2050
(d)
75,281 61,472
3.00%, 10/01/2050
(d)
82,931 73,329
1.50%, 11/01/2050
(d)
122,562 94,205
2.00%, 11/01/2050
(d)
460,417 372,732
2.00%, 11/01/2050
(d)
136,438 112,213
2.00%, 11/01/2050
(d)
747,401 607,885
2.50%, 11/01/2050
(d)
203,879 174,033
3.50%, 11/01/2050
(d)
204,527 187,078
1.50%, 12/01/2050
(d)
112,769 86,678
2.00%, 12/01/2050
(d)
246,488 200,505
2.00%, 12/01/2050
(d)
722,979 587,939
2.00%, 12/01/2050
(d)
118,093 96,700
2.00%, 12/01/2050
(d)
448,677 364,820
2.00%, 12/01/2050
(d)
155,038 126,099
2.00%, 12/01/2050
(d)
58,972 47,957
2.00%, 12/01/2050
(d)
223,270 182,314
2.50%, 12/01/2050
(d)
252,746 214,692
3.00%, 12/01/2050
(d)
285,536 252,475
1.50%, 1/01/2051
(d)
83,637 64,287
2.00%, 1/01/2051
(d)
159,470 130,482
2.00%, 1/01/2051
(d)
724,442 588,959
2.00%, 1/01/2051
(d)
472,909 384,467
2.00%, 1/01/2051
(d)
185,103 150,507
2.00%, 1/01/2051
(d)
1,276,085 1,050,388
3.00%, 1/01/2051
(d)
55,590 49,022
1.50%, 2/01/2051
(d)
81,894 62,947
2.00%, 2/01/2051
(d)
1,362,924 1,108,035
2.00%, 2/01/2051
(d)
224,983 183,876
2.50%, 2/01/2051
(d)
877,847 748,532
2.50%, 2/01/2051
(d)
222,883 189,843
2.50%, 2/01/2051
(d)
17,778 15,116
2.50%, 2/01/2051
(d)
423,284 358,391
2.50%, 2/01/2051
(d)
140,066 118,956
1.50%, 3/01/2051
(d)
62,684 48,359
2.00%, 3/01/2051
(d)
161,123 130,658
2.50%, 3/01/2051
(d)
298,866 254,976
2.00%, 4/01/2051
(d)
125,301 101,823
2.00%, 4/01/2051
(d)
579,369 469,777
2.00%, 4/01/2051
(d)
89,964 72,940
2.00%, 4/01/2051
(d)
168,526 136,635
2.50%, 4/01/2051
(d)
161,152 135,911
2.00%, 5/01/2051
(d)
316,772 256,828
2.00%, 5/01/2051
(d)
223,612 180,995
2.50%, 5/01/2051
(d)
177,480 149,682
2.50%, 5/01/2051
(d)
663,563 560,013
3.00%, 5/01/2051
(d)
107,044 94,114
1.50%, 6/01/2051
(d)
174,691 134,732
1.50%, 6/01/2051
(d)
65,879 50,552
2.50%, 6/01/2051
(d)
121,794 103,941

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.0% (continued)
Federal National Mortgage Association
(continued)
3.00%, 6/01/2051
(d)
144,256 126,802
2.00%, 7/01/2051
(d)
289,807 234,847
2.00%, 7/01/2051
(d)
260,036 212,998
2.00%, 7/01/2051
(d)
182,912 148,299
2.00%, 7/01/2051
(d)
119,178 96,945
2.00%, 7/01/2051
(d)
325,421 263,790
2.50%, 7/01/2051
(d)
83,715 71,140
2.50%, 7/01/2051
(d)
264,170 224,205
1.50%, 8/01/2051
(d)
90,462 69,700
2.00%, 8/01/2051
(d)
620,827 503,153
2.00%, 8/01/2051
(d)
22,291 18,068
2.00%, 8/01/2051
(d)
247,218 201,250
2.50%, 8/01/2051
(d)
290,379 245,032
2.50%, 8/01/2051
(d)
431,105 365,870
2.50%, 8/01/2051
(d)
138,798 117,043
1.50%, 9/01/2051
(d)
114,311 88,064
2.00%, 9/01/2051
(d)
555,745 450,363
2.00%, 9/01/2051
(d)
541,966 439,143
2.00%, 9/01/2051
(d)
349,595 282,968
2.50%, 9/01/2051
(d)
87,729 74,084
2.50%, 9/01/2051
(d)
286,195 241,582
2.50%, 9/01/2051
(d)
401,864 339,090
1.50%, 10/01/2051
(d)
386,037 297,359
2.00%, 10/01/2051
(d)
715,947 580,188
2.00%, 10/01/2051
(d)
112,954 92,092
2.00%, 10/01/2051
(d)
199,912 162,990
2.00%, 10/01/2051
(d)
180,505 146,252
2.00%, 10/01/2051
(d)
175,620 143,239
2.50%, 10/01/2051
(d)
900,902 760,141
2.50%, 10/01/2051
(d)
446,440 378,830
2.50%, 11/01/2051
(d)
275,778 232,678
3.00%, 11/01/2051
(d)
109,081 95,829
2.00%, 12/01/2051
(d)
135,666 110,525
2.00%, 12/01/2051
(d)
476,344 385,945
2.50%, 12/01/2051
(d)
667,926 563,515
2.50%, 12/01/2051
(d)
543,270 460,559
2.50%, 12/01/2051
(d)
1,050,823 893,866
2.50%, 12/01/2051
(d)
88,290 74,929
3.00%, 12/01/2051
(d)
153,520 135,508
2.00%, 1/01/2052
(d)
1,315,713 1,065,919
2.50%, 1/01/2052
(d)
433,952 370,097
2.50%, 1/01/2052
(d)
244,991 209,163
2.50%, 1/01/2052
(d)
147,342 124,345
2.50%, 1/01/2052
(d)
453,472 384,814
2.50%, 1/01/2052
(d)
152,030 129,193
3.50%, 1/01/2052
(d)
74,382 68,422
2.00%, 2/01/2052
(d)
252,642 206,014
2.50%, 2/01/2052
(d)
274,011 231,156
2.50%, 2/01/2052
(d)
88,573 75,156
2.50%, 3/01/2052
(d)
158,381 134,284
3.00%, 3/01/2052
(d)
637,642 559,446
3.00%, 3/01/2052
(d)
50,830 44,643
3.00%, 3/01/2052
(d)
183,284 161,272
1.50%, 4/01/2052
(d)
398,827 306,039
2.00%, 4/01/2052
(d)
495,959 401,346
2.50%, 4/01/2052
(d)
686,007 578,795
3.00%, 4/01/2052
(d)
255,532 223,930
3.50%, 4/01/2052
(d)
147,279 133,703
3.50%, 4/01/2052
(d)
179,059 162,528
3.50%, 4/01/2052
(d)
123,053 111,605
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.0% (continued)
Federal National Mortgage Association
(continued)
3.00%, 5/01/2052
(d)
413,594 365,668
3.50%, 5/01/2052
(d)
97,857 88,753
3.50%, 5/01/2052
(d)
46,992 42,632
3.50%, 5/01/2052
(d)
191,202 173,745
4.00%, 5/01/2052
(d)
24,006 22,453
4.00%, 5/01/2052
(d)
47,353 44,244
2.00%, 6/01/2052
(d)
637,068 516,118
3.00%, 6/01/2052
(d)
127,943 112,113
3.50%, 6/01/2052
(d)
208,577 189,501
3.50%, 6/01/2052
(d)
23,406 21,225
4.00%, 6/01/2052
(d)
261,345 244,100
4.00%, 7/01/2052
(d)
215,028 200,953
4.50%, 7/01/2052
(d)
142,413 137,003
4.50%, 7/01/2052
(d)
23,309 22,323
2.50%, 8/01/2052
(d)
23,736 20,006
4.00%, 8/01/2052
(d)
95,622 89,343
5.00%, 8/01/2052
(d)
46,844 45,769
5.00%, 8/01/2052
(d)
23,118 22,588
4.00%, 9/01/2052
(d)
95,466 89,174
4.50%, 9/01/2052
(d)
272,141 260,653
4.50%, 9/01/2052
(d)
254,942 244,141
5.00%, 9/01/2052
(d)
42,022 41,105
5.00%, 9/01/2052
(d)
47,379 46,298
3.50%, 10/01/2052
(d)
580,517 526,147
5.00%, 10/01/2052
(d)
281,832 275,365
5.50%, 10/01/2052
(d)
22,775 22,623
3.50%, 11/01/2052
(d)
48,289 43,758
4.00%, 11/01/2052
(d)
24,177 22,575
4.50%, 11/01/2052
(d)
143,769 137,679
5.50%, 11/01/2052
(d)
189,049 187,909
4.50%, 12/01/2052
(d)
96,628 92,535
5.50%, 12/01/2052
(d)
70,774 70,302
5.00%, 2/01/2053
(d)
24,206 23,651
6.00%, 2/01/2053
(d)
24,228 24,631
5.50%, 3/01/2053
(d)
120,996 120,202
5.00%, 4/01/2053
(d)
49,813 48,667
5.50%, 4/01/2053
(d)
96,789 96,140
5.00%, 5/01/2053
(d)
49,254 48,121
5.50%, 6/01/2053
(d)
98,530 97,871
4.50%, 7/01/2053
(d)
199,012 190,565
5.00%, 7/01/2053
(d)
75,000 73,879
6.00%, 7/01/2053
(d)
24,814 24,960
2.00%, 8/15/2053
(d)(e)
400,000 323,697
4.00%, 8/15/2053
(d)(e)
250,000 233,480
4.50%, 8/15/2053
(d)(e)
950,000 909,854
5.00%, 8/15/2053
(d)(e)
1,075,000 1,050,372
5.50%, 8/15/2053
(d)(e)
850,000 844,332
6.00%, 8/15/2053
(d)(e)
1,300,000 1,307,618
6.50%, 8/15/2053
(d)(e)
450,000 458,811
5.00%, 9/15/2053
(d)(e)
325,000 317,688
5.50%, 9/15/2053
(d)(e)
300,000 298,024
6.00%, 9/15/2053
(d)(e)
100,000 100,572
6.50%, 9/15/2053
(d)(e)
150,000 152,814
Federal National Mortgage Association
REMICs
Series 2017-M13, Class A2, 2.93%,
9/25/2027
(d)
228,032 212,608
Series 2022-M11, Class A2, 2.95%,
10/25/2027
(d)
182,195 169,880

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.0% (continued)
Federal National Mortgage Association
REMICs (continued)
Series 2018-M1, Class A2, 2.99%,
12/25/2027
(d)
35,088 32,740
Series 2019-M1, Class A2, 3.55%,
9/25/2028
(d)
21,999 20,929
Series 2019-M5, Class A2, 3.27%,
2/25/2029
(d)
39,134 36,491
Series 2019-M7, Class A2, 3.14%,
4/25/2029
(d)
16,565 15,289
Series 2019-M12, Class A2, 2.89%,
6/25/2029
(d)
98,307 89,419
Series 2019-M22, Class A2, 2.52%,
8/25/2029
(d)
35,777 31,801
Series 2020-M20, Class A2, 1.44%,
10/25/2029
(d)
200,000 165,872
Series 2020-M1, Class A1, 2.15%,
10/25/2029
(d)
20,713 19,222
Series 2020-M1, Class A2, 2.44%,
10/25/2029
(d)
200,000 175,744
Series 2018-M13, Class A2, 3.74%,
9/25/2030
(d)
7,908 7,475
Series 2021-M1G, Class A2, 1.47%,
11/25/2030
(d)
60,000 48,070
Series 2021-M13, Class 2A1, 1.49%,
11/25/2032
(d)
83,873 74,914
Government National Mortgage Association
3.00%, 8/15/2053
(e)
375,000 333,680
4.00%, 8/15/2053
(e)
550,000 518,050
4.50%, 8/15/2053
(e)
325,000 312,646
5.00%, 8/15/2053
(e)
700,000 686,016
5.50%, 8/15/2053
(e)
850,000 844,936
6.00%, 8/15/2053
(e)
575,000 577,685
5.00%, 9/15/2053
(e)
150,000 147,046
5.50%, 9/15/2053
(e)
125,000 124,257
7.00%, 9/15/2053
(e)
175,000 179,238
Government National Mortgage Association II
3.50%, 10/20/2026 13,588 13,145
2.50%, 12/20/2037 41,085 37,315
5.00%, 9/20/2039 65,131 65,751
4.50%, 2/20/2040 27,970 27,616
4.00%, 10/20/2040 18,385 17,772
5.00%, 10/20/2040 22,414 22,604
4.00%, 11/20/2040 48,726 47,100
4.50%, 1/20/2041 12,805 12,656
4.50%, 9/20/2041 24,660 24,415
4.00%, 11/20/2041 16,948 16,353
3.00%, 6/20/2042 20,065 18,260
3.00%, 8/20/2042 48,844 44,450
2.50%, 2/20/2043 238,446 209,837
3.50%, 2/20/2043 39,702 37,329
3.50%, 3/20/2043 29,961 28,142
3.00%, 4/20/2043 62,901 57,157
3.50%, 7/20/2043 79,750 74,907
3.50%, 9/20/2044 173,955 163,203
4.00%, 11/20/2044 200,285 192,427
4.50%, 1/20/2045 24,900 24,434
3.50%, 2/20/2045 30,967 29,053
3.50%, 6/20/2045 234,108 218,814
3.00%, 8/20/2045 274,689 249,095
3.50%, 11/20/2045 109,046 101,922
3.50%, 12/20/2045 41,458 38,750
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.0% (continued)
Government National Mortgage Association II
(continued)
3.50%, 3/20/2046 217,306 203,110
4.00%, 3/20/2046 98,661 94,574
3.00%, 4/20/2046 38,751 35,092
3.00%, 6/20/2046 143,504 129,953
3.50%, 6/20/2046 77,629 72,639
4.00%, 6/20/2046 118,711 113,587
3.00%, 9/20/2046 188,118 170,355
2.50%, 10/20/2046 8,694 7,611
3.00%, 10/20/2046 35,654 32,288
3.00%, 11/20/2046 36,690 33,226
3.50%, 11/20/2046 82,765 77,305
2.50%, 12/20/2046 146,031 127,849
3.00%, 1/20/2047 81,486 73,792
4.00%, 1/20/2047 101,398 97,022
3.00%, 2/20/2047 369,944 335,013
3.50%, 2/20/2047 317,783 296,818
4.00%, 2/20/2047 68,262 65,315
3.00%, 5/20/2047 68,210 61,557
3.50%, 5/20/2047 113,117 105,603
4.00%, 8/20/2047 177,984 170,058
4.50%, 9/20/2047 31,363 30,604
3.00%, 10/20/2047 10,177 9,184
3.00%, 1/20/2048 290,585 262,243
3.50%, 1/20/2048 388,651 361,757
3.50%, 2/20/2048 150,506 140,227
4.50%, 3/20/2048 168,073 164,006
4.00%, 4/20/2048 212,931 202,996
3.50%, 5/20/2048 139,927 130,244
4.50%, 5/20/2048 136,183 132,887
4.50%, 6/20/2048 85,787 83,643
5.00%, 6/20/2048 72,596 72,268
4.00%, 7/20/2048 11,926 11,370
4.00%, 9/20/2048 12,397 11,818
3.50%, 10/20/2048 32,403 30,143
4.00%, 11/20/2048 36,337 34,642
4.50%, 11/20/2048 90,797 88,528
5.00%, 12/20/2048 40,134 39,888
3.50%, 1/20/2049 101,816 94,771
4.50%, 1/20/2049 22,848 22,277
4.00%, 2/20/2049 18,429 17,569
3.50%, 3/20/2049 21,615 20,107
3.00%, 8/20/2049 33,254 29,912
3.00%, 10/20/2049 170,151 152,956
2.50%, 12/20/2049 79,633 69,373
3.50%, 12/20/2049 44,180 41,094
3.00%, 1/20/2050 227,124 203,983
3.00%, 2/20/2050 282,344 253,498
3.50%, 4/20/2050 13,813 12,844
4.00%, 5/20/2050 13,635 12,990
5.00%, 5/20/2050 30,393 30,315
2.50%, 6/20/2050 220,444 191,549
2.50%, 7/20/2050 455,742 395,878
3.00%, 7/20/2050 56,496 50,674
3.50%, 7/20/2050 246,953 229,603
2.00%, 8/20/2050 618,329 519,698
3.00%, 8/20/2050 30,664 27,499
4.00%, 8/20/2050 82,269 78,376
4.50%, 8/20/2050 19,023 18,547
2.50%, 9/20/2050 545,663 473,685
4.50%, 9/20/2050 16,197 15,792

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.0% (continued)
Government National Mortgage Association II
(continued)
2.50%, 10/20/2050 125,392 108,817
2.00%, 11/20/2050 613,492 515,124
3.00%, 11/20/2050 35,583 31,905
2.00%, 12/20/2050 331,432 278,237
2.50%, 12/20/2050 295,073 255,962
3.50%, 12/20/2050 11,846 10,954
2.00%, 1/20/2051 515,228 432,406
2.50%, 1/20/2051 363,544 315,186
3.00%, 1/20/2051 453,983 406,919
1.50%, 2/20/2051 78,472 62,954
2.50%, 2/20/2051 235,337 203,914
3.00%, 2/20/2051 189,223 169,577
2.00%, 3/20/2051 563,947 472,780
2.50%, 3/20/2051 344,286 298,220
4.00%, 3/20/2051 51,259 48,834
2.00%, 4/20/2051 153,913 128,994
2.50%, 4/20/2051 313,319 271,309
3.50%, 4/20/2051 99,932 92,364
2.00%, 5/20/2051 353,626 296,284
2.50%, 5/20/2051 374,556 324,232
2.50%, 6/20/2051 90,090 77,961
2.00%, 7/20/2051 184,905 154,830
2.50%, 7/20/2051 20,313 17,572
3.50%, 7/20/2051 92,186 85,162
2.50%, 8/20/2051 372,534 322,171
2.00%, 9/20/2051 468,337 391,931
2.50%, 9/20/2051 29,523 25,524
2.00%, 10/20/2051 370,221 309,731
2.50%, 10/20/2051 1,008,500 871,599
3.50%, 10/20/2051 83,889 77,187
2.00%, 11/20/2051 993,863 831,231
3.00%, 11/20/2051 179,159 160,012
2.00%, 12/20/2051 267,454 223,623
2.50%, 12/20/2051 246,539 213,004
3.00%, 12/20/2051 186,947 166,916
2.00%, 1/20/2052 812,683 679,297
2.50%, 1/20/2052 340,137 293,775
3.00%, 1/20/2052 638,813 570,188
3.50%, 1/20/2052 134,618 123,864
2.00%, 2/20/2052 113,861 95,037
2.50%, 2/20/2052 361,745 312,337
3.00%, 2/20/2052 183,978 163,927
3.50%, 2/20/2052 77,109 70,948
2.00%, 3/20/2052 299,865 250,289
2.50%, 3/20/2052 750,397 647,865
2.00%, 4/20/2052 32,352 27,003
3.50%, 4/20/2052 420,349 386,204
3.00%, 5/20/2052 69,914 62,334
3.50%, 5/20/2052 140,627 129,204
2.50%, 6/20/2052 32,157 27,758
3.00%, 6/20/2052 93,891 83,521
4.00%, 6/20/2052 71,084 66,929
3.50%, 7/20/2052 142,747 131,151
4.50%, 7/20/2052 428,658 412,296
3.00%, 8/20/2052 23,363 20,830
4.00%, 8/20/2052 336,170 316,521
4.50%, 8/20/2052 431,700 415,222
3.50%, 9/20/2052 96,257 88,438
4.00%, 9/20/2052 193,489 182,180
4.50%, 9/20/2052 48,297 46,453
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.0% (continued)
Government National Mortgage Association II
(continued)
5.50%, 9/20/2052 69,701 69,285
3.00%, 11/20/2052 288,973 257,578
4.00%, 12/20/2052 102,827 96,816
6.50%, 12/20/2052 97,122 98,719
5.00%, 1/20/2053 122,970 120,503
5.00%, 2/20/2053 418,512 410,115
4.50%, 3/20/2053 113,752 109,410
4.00%, 5/20/2053 34,823 32,788
6.50%, 5/20/2053 173,673 176,543
4.50%, 7/20/2053 50,000 48,079
Tennessee Valley Authority
Series B, 4.70%, 7/15/2033 157,000 159,315
5.25%, 9/15/2039 170,000 177,910
Total U.S. Government Agencies (cost
$148,024,908) 136,426,203
U.S. Treasury Government Securities – 40.5%
U.S. Treasury Bonds
4.50%, 2/15/2036
(a)
275,000 292,402
4.75%, 2/15/2037 300,000 326,672
5.00%, 5/15/2037
(a)
35,000 39,036
4.38%, 2/15/2038 830,000 868,387
4.50%, 5/15/2038 640,000 677,300
1.13%, 5/15/2040 1,290,000 818,142
4.38%, 5/15/2040 30,000 31,120
1.13%, 8/15/2040 1,050,000 659,859
3.88%, 8/15/2040 1,150,000 1,119,633
1.38%, 11/15/2040 885,000 579,260
4.25%, 11/15/2040 74,000 75,515
1.88%, 2/15/2041 2,535,000 1,803,811
4.75%, 2/15/2041 190,000 205,883
2.25%, 5/15/2041 815,000 615,070
4.38%, 5/15/2041 200,000 206,500
1.75%, 8/15/2041 1,080,000 744,862
3.75%, 8/15/2041 75,000 71,086
2.00%, 11/15/2041 1,385,000 993,737
3.13%, 11/15/2041 120,000 103,800
2.38%, 2/15/2042 865,000 659,833
3.13%, 2/15/2042 300,000 258,609
3.00%, 5/15/2042 570,000 480,136
3.25%, 5/15/2042 815,000 712,743
2.75%, 8/15/2042 717,000 578,977
3.38%, 8/15/2042 410,000 364,836
2.75%, 11/15/2042 347,000 279,715
4.00%, 11/15/2042 180,000 175,331
3.13%, 2/15/2043 310,000 264,517
3.88%, 2/15/2043 600,000 573,375
2.88%, 5/15/2043 330,000 269,981
3.88%, 5/15/2043
(a)
1,050,000 1,003,734
3.75%, 11/15/2043 300,000 280,312
3.63%, 2/15/2044 150,000 137,484
3.38%, 5/15/2044 70,000 61,677
3.13%, 8/15/2044 140,000 118,409
3.00%, 11/15/2044 1,175,000 971,945
2.50%, 2/15/2045 1,275,000 964,219
3.00%, 5/15/2045 295,000 243,283
2.88%, 8/15/2045 5,000 4,028
2.50%, 2/15/2046 125,000 93,789
2.50%, 5/15/2046 355,000 266,084
2.25%, 8/15/2046 275,000 195,680

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 40.5% (continued)
U.S. Treasury Bonds (continued)
2.88%, 11/15/2046 145,000 116,430
3.00%, 2/15/2047 265,000 217,466
3.00%, 5/15/2047 380,000 311,659
2.75%, 8/15/2047 1,165,000 911,977
2.75%, 11/15/2047 925,000 723,957
3.00%, 2/15/2048 1,391,000 1,141,272
3.13%, 5/15/2048 1,110,000 932,053
3.00%, 8/15/2048 375,000 307,734
3.38%, 11/15/2048 195,000 171,448
3.00%, 2/15/2049 665,000 546,859
2.88%, 5/15/2049 1,625,000 1,306,602
2.25%, 8/15/2049 615,000 434,152
2.38%, 11/15/2049 1,355,000 983,222
2.00%, 2/15/2050 735,000 489,349
1.25%, 5/15/2050 1,788,000 975,019
1.38%, 8/15/2050 1,295,000 729,854
1.63%, 11/15/2050 1,465,000 882,662
1.88%, 2/15/2051 1,415,000 908,695
2.38%, 5/15/2051 1,785,000 1,288,547
2.00%, 8/15/2051 1,150,000 760,437
1.88%, 11/15/2051 1,295,000 828,598
2.25%, 2/15/2052 1,350,000 946,687
2.88%, 5/15/2052 920,000 740,744
3.00%, 8/15/2052 670,000 553,692
4.00%, 11/15/2052 650,000 649,695
3.63%, 2/15/2053 1,000,000 932,969
3.63%, 5/15/2053 745,000 696,109
U.S. Treasury Notes
0.38%, 8/15/2024 1,370,000 1,301,393
2.38%, 8/15/2024 1,775,000 1,721,473
1.25%, 8/31/2024 295,000 282,290
1.88%, 8/31/2024 600,000 578,039
3.25%, 8/31/2024
(a)
905,000 884,956
0.38%, 9/15/2024 955,000 903,706
1.50%, 9/30/2024 800,000 765,719
2.13%, 9/30/2024 100,000 96,391
4.25%, 9/30/2024 715,000 706,230
0.63%, 10/15/2024 1,275,000 1,205,423
1.50%, 10/31/2024 270,000 257,671
2.25%, 10/31/2024 681,000 656,021
4.38%, 10/31/2024 1,160,000 1,146,905
0.75%, 11/15/2024 1,095,000 1,033,492
2.25%, 11/15/2024 865,000 832,461
1.50%, 11/30/2024 885,000 842,375
2.13%, 11/30/2024 25,000 23,995
4.50%, 11/30/2024 1,300,000 1,286,898
1.00%, 12/15/2024 1,120,000 1,057,394
1.75%, 12/31/2024 1,020,000 971,869
2.25%, 12/31/2024 210,000 201,534
4.25%, 12/31/2024 1,300,000 1,282,531
1.13%, 1/15/2025 1,855,000 1,749,787
1.38%, 1/31/2025 575,000 543,712
2.50%, 1/31/2025 100,000 96,141
4.13%, 1/31/2025 1,175,000 1,157,146
1.50%, 2/15/2025 760,000 719,091
2.00%, 2/15/2025 850,000 810,455
1.13%, 2/28/2025 1,075,000 1,010,164
1.75%, 3/15/2025 420,000 398,163
0.50%, 3/31/2025 1,915,000 1,776,387
2.63%, 3/31/2025 500,000 480,488
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 40.5% (continued)
U.S. Treasury Notes (continued)
3.88%, 3/31/2025 450,000 441,334
2.63%, 4/15/2025 680,000 653,039
2.88%, 4/30/2025 240,000 231,347
3.88%, 4/30/2025 710,000 696,382
2.13%, 5/15/2025 605,000 575,294
2.75%, 5/15/2025 375,000 360,557
0.25%, 5/31/2025 1,570,000 1,440,843
2.88%, 5/31/2025 705,000 678,976
2.88%, 6/15/2025
1
840,000 808,664
0.25%, 6/30/2025 2,100,000 1,922,484
4.63%, 6/30/2025 230,000 228,715
0.25%, 7/31/2025 1,800,000 1,642,289
4.75%, 7/31/2025 500,000 498,848
2.00%, 8/15/2025 380,000 358,952
3.13%, 8/15/2025 950,000 917,863
0.25%, 8/31/2025 1,935,000 1,760,396
2.75%, 8/31/2025
(a)
690,000 661,214
3.50%, 9/15/2025 640,000 622,750
0.25%, 9/30/2025 1,535,000 1,393,492
4.25%, 10/15/2025 1,130,000 1,117,023
0.25%, 10/31/2025 1,665,000 1,506,175
2.25%, 11/15/2025 990,000 936,246
4.50%, 11/15/2025 645,000 641,120
0.38%, 11/30/2025 425,000 384,525
2.88%, 11/30/2025 100,000 95,891
4.00%, 12/15/2025 665,000 654,194
0.38%, 12/31/2025 535,000 483,255
2.63%, 12/31/2025
(a)
450,000 428,801
3.88%, 1/15/2026 690,000 676,901
0.38%, 1/31/2026 1,010,000 908,842
2.63%, 1/31/2026 275,000 261,873
1.63%, 2/15/2026 605,000 561,327
4.00%, 2/15/2026 1,230,000 1,210,589
0.50%, 2/28/2026 590,000 531,277
2.50%, 2/28/2026 560,000 531,169
0.75%, 3/31/2026 1,040,000 941,606
2.25%, 3/31/2026 580,000 546,242
3.75%, 4/15/2026 675,000 660,551
0.75%, 4/30/2026 860,000 775,948
2.38%, 4/30/2026
(a)
245,000 231,295
1.63%, 5/15/2026 880,000 812,969
3.63%, 5/15/2026 180,000 175,598
0.75%, 5/31/2026 1,070,000 963,000
2.13%, 5/31/2026 355,000 332,424
4.13%, 6/15/2026 600,000 593,578
0.88%, 6/30/2026 935,000 843,691
1.88%, 6/30/2026 380,000 353,073
4.50%, 7/15/2026 725,000 724,717
0.63%, 7/31/2026 965,000 861,338
1.88%, 7/31/2026 314,000 291,088
1.50%, 8/15/2026 1,360,000 1,245,037
0.75%, 8/31/2026 2,190,000 1,957,141
1.38%, 8/31/2026 395,000 359,882
0.88%, 9/30/2026 1,830,000 1,639,709
1.63%, 9/30/2026 310,000 284,280
1.13%, 10/31/2026 845,000 761,094
1.63%, 10/31/2026 405,000 370,733
2.00%, 11/15/2026 920,000 851,862
1.25%, 11/30/2026 1,280,000 1,155,300
1.63%, 11/30/2026 375,000 342,715

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statements of Investments
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 40.5% (continued)
U.S. Treasury Notes (continued)
1.25%, 12/31/2026 1,180,000 1,063,475
1.75%, 12/31/2026 185,000 169,593
1.50%, 1/31/2027 1,425,000 1,292,297
2.25%, 2/15/2027 775,000 721,355
1.13%, 2/28/2027 135,000 120,646
1.88%, 2/28/2027 915,000 839,798
0.63%, 3/31/2027 830,000 726,120
0.50%, 4/30/2027 645,000 559,991
0.50%, 5/31/2027 1,190,000 1,030,559
0.50%, 6/30/2027 1,710,000 1,477,013
0.38%, 7/31/2027 2,380,000 2,038,991
2.75%, 7/31/2027 460,000 433,694
2.25%, 8/15/2027 655,000 605,261
0.50%, 8/31/2027 1,875,000 1,610,596
3.13%, 8/31/2027 1,095,000 1,047,008
0.38%, 9/30/2027 1,260,000 1,073,855
4.13%, 9/30/2027 677,000 672,610
0.50%, 10/31/2027 990,000 846,063
4.13%, 10/31/2027 715,000 710,475
2.25%, 11/15/2027 1,135,000 1,045,264
0.63%, 11/30/2027 1,590,000 1,362,928
0.63%, 12/31/2027 1,415,000 1,210,046
3.88%, 12/31/2027 715,000 704,052
3.50%, 1/31/2028 190,000 184,300
2.75%, 2/15/2028 655,000 614,984
1.13%, 2/29/2028 605,000 527,343
4.00%, 2/29/2028 195,000 193,248
1.25%, 3/31/2028 785,000 686,998
3.63%, 3/31/2028 575,000 560,805
1.25%, 4/30/2028 915,000 799,195
3.50%, 4/30/2028 650,000 630,500
2.88%, 5/15/2028 752,000 708,642
1.25%, 5/31/2028 925,000 806,340
3.63%, 5/31/2028 1,700,000 1,659,492
1.25%, 6/30/2028 2,130,000 1,853,599
4.00%, 6/30/2028 745,000 739,063
1.00%, 7/31/2028 2,280,000 1,954,922
4.13%, 7/31/2028 780,000 778,598
2.88%, 8/15/2028 1,479,000 1,391,531
1.13%, 8/31/2028 2,490,000 2,144,513
1.25%, 9/30/2028 1,300,000 1,124,297
1.38%, 10/31/2028 1,555,000 1,351,271
3.13%, 11/15/2028 1,045,000 993,321
1.50%, 11/30/2028 1,930,000 1,685,433
1.38%, 12/31/2028 2,135,000 1,849,777
1.75%, 1/31/2029 1,060,000 935,367
2.63%, 2/15/2029 997,000 921,368
1.88%, 2/28/2029 1,430,000 1,268,902
2.38%, 3/31/2029 900,000 819,422
2.88%, 4/30/2029 800,000 747,813
2.38%, 5/15/2029 665,000 604,838
2.75%, 5/31/2029 815,000 756,167
3.25%, 6/30/2029 2,000,000 1,906,094
2.63%, 7/31/2029 600,000 552,047
3.13%, 8/31/2029 470,000 444,591
3.88%, 9/30/2029 545,000 537,123
4.00%, 10/31/2029 415,000 411,920
3.88%, 11/30/2029 555,000 547,239
3.88%, 12/31/2029 580,000 571,934
4.00%, 2/28/2030 550,000 546,563
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 40.5% (continued)
U.S. Treasury Notes (continued)
3.63%, 3/31/2030 410,000 398,661
3.50%, 4/30/2030 580,000 559,881
0.63%, 5/15/2030 1,570,000 1,252,811
3.75%, 5/31/2030 595,000 583,100
3.75%, 6/30/2030 300,000 294,094
4.00%, 7/31/2030 635,000 632,321
0.63%, 8/15/2030 1,905,000 1,510,308
0.88%, 11/15/2030 1,965,000 1,582,746
1.13%, 2/15/2031
(a)
575,000 470,152
1.63%, 5/15/2031 1,855,000 1,566,026
1.25%, 8/15/2031 3,330,000 2,712,389
1.38%, 11/15/2031 3,580,000 2,928,888
1.88%, 2/15/2032 1,610,000 1,367,242
2.88%, 5/15/2032 1,195,000 1,097,720
2.75%, 8/15/2032 2,035,000 1,847,398
4.13%, 11/15/2032 1,665,000 1,683,991
3.50%, 2/15/2033 1,960,000 1,888,950
3.38%, 5/15/2033 1,800,000 1,716,469
Total U.S. Treasury Government Securities
(cost $203,058,976) 190,620,875
Shares
Investment Companies – 2.4%
Registered Investment Companies – 2.4%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.30%
(f)(g)
(cost $11,368,476) 11,368,476 11,368,476
Investment of Cash Collateral for Securities Loaned – 0.5%
Registered Investment Companies – 0.5%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.30%
(f)(g)
(cost $2,349,735) 2,349,735 2,349,735
Total Investments (cost $517,434,249) 102.2% 480,678,380
Liabilities, Less Cash and Receivables (2.2)% (10,297,551)
Net Assets 100.0% 470,380,829
GO—General Obligation
RB—Revenue Bond
REMICs—Real Estate Mortgage Investment Conduits
(a)
Security, or portion thereof, on loan. At July 31, 2023, the value of the fund’s securities on loan was $6,643,473 and the value of the collateral was $6,864,533, consisting of cash collateral of $2,349,735 and U.S. Government & Agency securities valued at $4,514,798.
In addition, the value of collateral may include pending sales that are also on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, these securities were valued at $1,322,226 or 0.28%
of net assets.
(c)
Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage
Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(e)
Purchased on a forward commitment basis.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)
The rate shown is the 1-day yield as of July 31, 2023.

STATEMENT OF INVESTMENTS
July 31, 2023 (Unaudited)
BNY Mellon Short Duration Corporate Bond ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9%
Basic Materials – 1.6%
ArcelorMittal SA
4.55%, 3/11/2026 25,000 24,474
6.55%, 11/29/2027 25,000 25,862
BHP Billiton Finance USA Ltd., 4.75%,
2/28/2028 50,000 49,827
Celanese US Holdings LLC, 6.17%, 7/15/2027 125,000 125,942
DuPont de Nemours, Inc., 4.49%, 11/15/2025 35,000 34,364
Eastman Chemical Co., 3.80%, 3/15/2025 25,000 24,305
Ecolab, Inc., 5.25%, 1/15/2028 100,000 101,806
Freeport-McMoRan, Inc., 4.55%, 11/14/2024 50,000 49,125
Linde, Inc., 2.65%, 2/05/2025 50,000 48,059
Nucor Corp., 2.00%, 6/01/2025 50,000 47,039
Nutrien Ltd., 4.00%, 12/15/2026 75,000 72,161
PPG Industries, Inc., 1.20%, 3/15/2026 50,000 44,990
Sherwin-Williams Co. (The), 3.95%,
1/15/2026 75,000 72,711
Steel Dynamics, Inc., 2.40%, 6/15/2025 50,000 46,951
767,616
Communications – 6.0%
Alphabet, Inc., 2.00%, 8/15/2026 50,000 46,303
Amazon.com, Inc.
2.80%, 8/22/2024 85,000 82,736
0.80%, 6/03/2025 20,000 18,567
1.00%, 5/12/2026 70,000 63,208
3.30%, 4/13/2027 100,000 95,348
1.20%, 6/03/2027 70,000 61,665
4.55%, 12/01/2027 75,000 74,948
AT&T, Inc.
5.54%, 2/20/2026 100,000 99,798
2.30%, 6/01/2027 125,000 112,007
1.65%, 2/01/2028 100,000 85,446
Booking Holdings, Inc., 3.65%, 3/15/2025 50,000 48,776
Charter Communications Operating LLC /
Charter Communications Operating Capital
Corp.
4.91%, 7/23/2025 125,000 123,044
4.20%, 3/15/2028 50,000 46,806
Cisco Systems, Inc., 2.50%, 9/20/2026 35,000 33,017
Comcast Corp.
3.38%, 8/15/2025 25,000 24,177
3.95%, 10/15/2025 25,000 24,415
3.15%, 3/01/2026 25,000 23,924
2.35%, 1/15/2027 50,000 46,044
5.35%, 11/15/2027 125,000 127,189
Discovery Communications LLC, 3.95%,
6/15/2025 25,000 24,146
eBay, Inc.
3.45%, 8/01/2024 25,000 24,473
1.90%, 3/11/2025 25,000 23,669
1.40%, 5/10/2026 35,000 31,663
Expedia Group, Inc., 5.00%, 2/15/2026 35,000 34,728
Fox Corp., 3.05%, 4/07/2025 25,000 24,097
Juniper Networks, Inc., 1.20%, 12/10/2025 25,000 22,535
Meta Platforms, Inc.
3.50%, 8/15/2027 65,000 62,078
4.60%, 5/15/2028 50,000 49,835
Netflix, Inc., 4.88%, 4/15/2028 100,000 98,844
Omnicom Group, Inc. / Omnicom Capital, Inc.,
3.65%, 11/01/2024 45,000 44,000
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Communications – 6.0% (continued)
Paramount Global, 3.38%, 2/15/2028 25,000 22,241
Rogers Communications, Inc., 3.20%,
3/15/2027 100,000 92,753
Sprint LLC, 7.63%, 2/15/2025 150,000 153,421
TCI Communications, Inc., 7.88%, 2/15/2026 20,000 21,252
T-Mobile USA, Inc.
1.50%, 2/15/2026 140,000 127,291
3.75%, 4/15/2027 125,000 118,585
5.38%, 4/15/2027 50,000 50,081
TWDC Enterprises 18 Corp., 2.95%,
6/15/2027 50,000 47,062
VeriSign, Inc., 5.25%, 4/01/2025 25,000 24,816
Verizon Communications, Inc.
3.38%, 2/15/2025 45,000 43,587
0.85%, 11/20/2025 50,000 45,167
1.45%, 3/20/2026 55,000 49,872
2.63%, 8/15/2026 50,000 46,524
4.13%, 3/16/2027 75,000 72,604
2.10%, 3/22/2028 50,000 43,744
Walt Disney Co. (The)
3.70%, 9/15/2024 50,000 49,044
3.70%, 10/15/2025 75,000 72,784
1.75%, 1/13/2026 50,000 46,234
WPP Finance 2010, 3.75%, 9/19/2024 50,000 48,705
2,853,253
Consumer, Cyclical – 7.4%
Advance Auto Parts, Inc., 5.95%, 3/09/2028 50,000 49,822
American Honda Finance Corp.
2.15%, 9/10/2024 70,000 67,530
1.20%, 7/08/2025 25,000 23,164
1.30%, 9/09/2026 35,000 31,264
2.35%, 1/08/2027 50,000 45,940
AutoNation, Inc., 3.50%, 11/15/2024 25,000 24,265
AutoZone, Inc., 4.50%, 2/01/2028 50,000 48,691
BorgWarner, Inc., 2.65%, 7/01/2027 100,000 91,266
Continental Airlines Pass-Through Trust,
Series 2012-2, Class A, 4.00%, 10/29/2024 13,177 12,812
Costco Wholesale Corp., 1.38%, 6/20/2027 100,000 88,686
Cummins, Inc., 0.75%, 9/01/2025 25,000 22,912
D.R. Horton, Inc., 2.50%, 10/15/2024 35,000 33,753
Dollar General Corp.
4.15%, 11/01/2025 25,000 24,308
4.63%, 11/01/2027 50,000 48,960
Dollar Tree, Inc.
4.00%, 5/15/2025 25,000 24,285
4.20%, 5/15/2028 50,000 47,906
General Motors Co.
4.00%, 4/01/2025 25,000 24,381
6.13%, 10/01/2025 25,000 25,275
General Motors Financial Co., Inc.
4.00%, 1/15/2025 50,000 48,736
2.90%, 2/26/2025 50,000 47,834
2.75%, 6/20/2025 25,000 23,702
4.30%, 7/13/2025 100,000 97,485
1.25%, 1/08/2026 25,000 22,537
1.50%, 6/10/2026 25,000 22,285
4.00%, 10/06/2026 10,000 9,522
4.35%, 1/17/2027 100,000 96,310
2.35%, 2/26/2027 100,000 89,742

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Consumer, Cyclical – 7.4% (continued)
2.40%, 4/10/2028 50,000 43,513
Hasbro, Inc., 3.00%, 11/19/2024 25,000 24,118
Home Depot, Inc. (The)
3.00%, 4/01/2026 50,000 47,843
2.13%, 9/15/2026 35,000 32,377
2.88%, 4/15/2027 75,000 70,469
Honda Motor Co., Ltd., 2.53%, 3/10/2027 85,000 78,286
Hyatt Hotels Corp., 5.38%, 4/23/2025 50,000 49,540
Lennar Corp., 5.25%, 6/01/2026 25,000 24,816
Lowe's Cos., Inc.
3.13%, 9/15/2024 15,000 14,586
4.00%, 4/15/2025 50,000 48,933
3.35%, 4/01/2027 100,000 94,581
Magna International, Inc., 4.15%, 10/01/2025 25,000 24,270
Marriott International, Inc.
Series EE, 5.75%, 5/01/2025 6,000 6,034
Series R, 3.13%, 6/15/2026 100,000 94,200
McDonald's Corp.
3.30%, 7/01/2025 100,000 96,658
1.45%, 9/01/2025 25,000 23,190
3.70%, 1/30/2026 10,000 9,676
NIKE, Inc., 2.75%, 3/27/2027 50,000 46,937
O'Reilly Automotive, Inc., 3.55%, 3/15/2026 25,000 23,971
PACCAR Financial Corp.
1.10%, 5/11/2026 35,000 31,600
2.00%, 2/04/2027
(a)
50,000 45,213
PulteGroup, Inc., 5.50%, 3/01/2026 50,000 49,821
PVH Corp., 4.63%, 7/10/2025 25,000 24,252
Ross Stores, Inc., 4.60%, 4/15/2025 25,000 24,547
Southwest Airlines Co.
5.25%, 5/04/2025 50,000 49,797
5.13%, 6/15/2027 75,000 74,801
Starbucks Corp., 2.45%, 6/15/2026 50,000 46,738
Target Corp., 2.25%, 4/15/2025 100,000 95,358
Toll Brothers Finance Corp., 4.88%,
3/15/2027 75,000 73,229
Toyota Motor Corp., 1.34%, 3/25/2026 25,000 22,776
Toyota Motor Credit Corp.
0.63%, 9/13/2024 25,000 23,715
2.00%, 10/07/2024 150,000 144,287
3.00%, 4/01/2025 50,000 48,211
3.40%, 4/14/2025 25,000 24,311
0.80%, 10/16/2025 40,000 36,408
1.13%, 6/18/2026 35,000 31,450
1.90%, 1/13/2027 75,000 67,875
3.05%, 3/22/2027 75,000 70,435
5.45%, 11/10/2027 50,000 51,144
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024 12,695 12,489
Series 2014-1, Class A, 4.00%, 4/11/2026 11,236 10,654
VF Corp., 2.40%, 4/23/2025 25,000 23,559
Walgreens Boots Alliance, Inc., 3.80%,
11/18/2024 50,000 48,768
Walmart, Inc.
3.55%, 6/26/2025 25,000 24,383
3.90%, 4/15/2028 100,000 97,700
Warnermedia Holdings, Inc.
3.64%, 3/15/2025 50,000 48,354
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Consumer, Cyclical – 7.4% (continued)
3.76%, 3/15/2027 125,000 117,014
WW Grainger, Inc., 1.85%, 2/15/2025 25,000 23,725
3,489,985
Consumer, Non-cyclical – 13.4%
Abbott Laboratories
2.95%, 3/15/2025 50,000 48,415
3.75%, 11/30/2026 50,000 48,819
AbbVie, Inc.
2.60%, 11/21/2024 100,000 96,285
3.80%, 3/15/2025 50,000 48,704
3.60%, 5/14/2025 70,000 67,847
3.20%, 5/14/2026 75,000 71,463
2.95%, 11/21/2026 85,000 79,709
Altria Group, Inc.
4.40%, 2/14/2026 50,000 49,073
2.63%, 9/16/2026 35,000 32,616
Amgen, Inc.
5.51%, 3/02/2026 100,000 99,902
2.20%, 2/21/2027 50,000 45,394
5.15%, 3/02/2028 125,000 125,097
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide, Inc., 3.65%, 2/01/2026 60,000 58,060
Anheuser-Busch InBev Worldwide, Inc.,
4.00%, 4/13/2028 100,000 96,491
AstraZeneca Finance LLC, 1.20%, 5/28/2026 100,000 90,377
AstraZeneca PLC, 0.70%, 4/08/2026 25,000 22,372
BAT Capital Corp.
3.22%, 8/15/2024 90,000 87,578
2.79%, 9/06/2024 25,000 24,167
4.70%, 4/02/2027 120,000 116,832
BAT International Finance PLC, 4.45%,
3/16/2028 50,000 47,776
Baxter International, Inc., 1.92%, 2/01/2027 100,000 89,315
Becton, Dickinson & Co.
3.73%, 12/15/2024 35,000 34,144
3.70%, 6/06/2027 50,000 47,684
Biogen, Inc., 4.05%, 9/15/2025 25,000 24,259
Bristol-Myers Squibb Co.
0.75%, 11/13/2025 15,000 13,695
3.20%, 6/15/2026 35,000 33,455
3.25%, 2/27/2027 35,000 33,642
3.90%, 2/20/2028 50,000 48,358
Bunge Ltd. Finance Corp., 1.63%, 8/17/2025 45,000 41,652
Campbell Soup Co., 3.95%, 3/15/2025 10,000 9,758
Cardinal Health, Inc., 3.75%, 9/15/2025 25,000 24,134
Centene Corp.
4.25%, 12/15/2027 50,000 47,115
2.45%, 7/15/2028 50,000 43,068
Cigna Group (The)
3.25%, 4/15/2025 25,000 24,073
4.13%, 11/15/2025 25,000 24,405
1.25%, 3/15/2026 100,000 90,246
Coca-Cola Co. (The)
1.75%, 9/06/2024 25,000 24,099
1.45%, 6/01/2027 100,000 89,446
CommonSpirit Health
2.76%, 10/01/2024 25,000 24,123
1.55%, 10/01/2025 50,000 45,730

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Consumer, Non-cyclical – 13.4% (continued)
Constellation Brands, Inc., 4.35%, 5/09/2027 100,000 97,722
CVS Health Corp.
3.38%, 8/12/2024 60,000 58,649
2.88%, 6/01/2026 35,000 32,945
3.63%, 4/01/2027 75,000 71,401
1.30%, 8/21/2027 200,000 172,656
Elevance Health, Inc.
3.50%, 8/15/2024 25,000 24,446
3.35%, 12/01/2024 25,000 24,256
2.38%, 1/15/2025 75,000 71,731
4.10%, 3/01/2028 50,000 48,096
Eli Lilly & Co., 3.10%, 5/15/2027 35,000 33,363
Equifax, Inc.
2.60%, 12/01/2024 25,000 23,933
2.60%, 12/15/2025 50,000 46,759
Estee Lauder Cos., Inc. (The), 2.00%,
12/01/2024 35,000 33,590
GE HealthCare Technologies, Inc., 5.65%,
11/15/2027 100,000 101,905
General Mills, Inc., 4.00%, 4/17/2025 25,000 24,388
Gilead Sciences, Inc.
3.65%, 3/01/2026 60,000 57,842
1.20%, 10/01/2027 100,000 86,592
Global Payments, Inc.
4.80%, 4/01/2026 25,000 24,572
2.15%, 1/15/2027 100,000 89,367
GXO Logistics, Inc., 1.65%, 7/15/2026 50,000 43,941
HCA, Inc.
5.25%, 4/15/2025 25,000 24,794
5.25%, 6/15/2026 50,000 49,558
3.13%, 3/15/2027
(b)
85,000 78,353
Hershey Co. (The), 0.90%, 6/01/2025 50,000 46,380
Humana, Inc.
3.85%, 10/01/2024 15,000 14,677
1.35%, 2/03/2027 50,000 43,790
JBS USA LUX SA / JBS USA Food Co. / JBS USA
Finance, Inc., 5.13%, 2/01/2028
(b)
50,000 48,525
Johnson & Johnson
2.63%, 1/15/2025 50,000 48,423
2.45%, 3/01/2026 50,000 47,276
2.90%, 1/15/2028 50,000 47,134
Kenvue, Inc., 5.05%, 3/22/2028
(b)
50,000 50,448
Keurig Dr Pepper, Inc., 3.40%, 11/15/2025 25,000 24,017
Kimberly-Clark Corp., 3.05%, 8/15/2025 25,000 24,076
Kraft Heinz Foods Co., 3.88%, 5/15/2027 100,000 95,866
Kroger Co. (The), 3.50%, 2/01/2026 25,000 23,929
Laboratory Corp. of America Holdings, 3.60%,
2/01/2025 100,000 97,102
McCormick & Co., Inc., 0.90%, 2/15/2026 10,000 8,953
McKesson Corp., 1.30%, 8/15/2026 50,000 44,767
Merck & Co., Inc.
2.75%, 2/10/2025 40,000 38,598
1.70%, 6/10/2027 50,000 44,853
Molson Coors Beverage Co., 3.00%,
7/15/2026 70,000 65,891
Mondelez International, Inc., 1.50%,
5/04/2025 50,000 46,776
Moody's Corp., 3.75%, 3/24/2025 25,000 24,341
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Consumer, Non-cyclical – 13.4% (continued)
Novartis Capital Corp.
3.00%, 11/20/2025 50,000 47,905
2.00%, 2/14/2027 75,000 68,838
PayPal Holdings, Inc.
1.65%, 6/01/2025 30,000 28,127
2.65%, 10/01/2026 35,000 32,582
3.90%, 6/01/2027 50,000 48,529
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/2025 25,000 22,655
PepsiCo, Inc.
2.25%, 3/19/2025 50,000 47,833
2.38%, 10/06/2026 150,000 140,900
Pfizer Investment Enterprises Pte Ltd., 4.45%,
5/19/2028 200,000 196,569
Pfizer, Inc.
2.75%, 6/03/2026 10,000 9,471
3.00%, 12/15/2026 35,000 33,176
Philip Morris International, Inc.
3.25%, 11/10/2024 50,000 48,615
2.75%, 2/25/2026 25,000 23,613
0.88%, 5/01/2026 60,000 53,687
5.13%, 11/17/2027 50,000 50,120
Procter & Gamble Co. (The)
0.55%, 10/29/2025 50,000 45,407
1.00%, 4/23/2026 25,000 22,704
1.90%, 2/01/2027 50,000 45,947
Quest Diagnostics, Inc., 3.45%, 6/01/2026 35,000 33,505
Revvity, Inc., 0.85%, 9/15/2024 25,000 23,650
Royalty Pharma PLC, 1.75%, 9/02/2027 50,000 43,450
S&P Global, Inc., 2.45%, 3/01/2027 50,000 46,164
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/2026 60,000 56,349
Stryker Corp.
3.38%, 11/01/2025 45,000 43,213
3.50%, 3/15/2026 25,000 23,999
Sysco Corp., 3.30%, 7/15/2026 30,000 28,569
Thermo Fisher Scientific, Inc., 4.80%,
11/21/2027 50,000 50,331
Tyson Foods, Inc., 4.00%, 3/01/2026 50,000 48,438
Unilever Capital Corp., 3.50%, 3/22/2028 100,000 95,957
UnitedHealth Group, Inc.
2.38%, 8/15/2024 50,000 48,469
3.75%, 7/15/2025 25,000 24,368
1.25%, 1/15/2026 50,000 45,743
1.15%, 5/15/2026 65,000 58,803
3.38%, 4/15/2027 50,000 47,593
5.25%, 2/15/2028 50,000 51,153
Utah Acquisition Sub, Inc., 3.95%, 6/15/2026 85,000 80,652
Verisk Analytics, Inc., 4.00%, 6/15/2025 50,000 48,743
Viatris, Inc., 1.65%, 6/22/2025 30,000 27,800
Zimmer Biomet Holdings, Inc., 3.05%,
1/15/2026 35,000 33,196
6,302,882
Energy – 5.6%
Baker Hughes Holdings LLC / Baker Hughes
Co.-Obligor, Inc., 2.06%, 12/15/2026 75,000 68,003
BP Capital Markets America, Inc.
3.41%, 2/11/2026 25,000 24,126
3.12%, 5/04/2026 50,000 47,672

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Energy – 5.6% (continued)
3.54%, 4/06/2027 50,000 47,838
Canadian Natural Resources Ltd.
2.05%, 7/15/2025 30,000 28,100
3.85%, 6/01/2027 30,000 28,432
Cheniere Corpus Christi Holdings LLC, 5.88%,
3/31/2025 75,000 75,018
Chevron Corp.
1.55%, 5/11/2025 50,000 47,007
2.95%, 5/16/2026 25,000 23,873
2.00%, 5/11/2027 85,000 77,258
Chevron USA, Inc.
3.90%, 11/15/2024 10,000 9,830
0.69%, 8/12/2025 25,000 22,924
Columbia Pipeline Group, Inc., 4.50%,
6/01/2025 15,000 14,718
Continental Resources, Inc., 4.38%,
1/15/2028 100,000 94,690
Devon Energy Corp., 5.25%, 9/15/2024 25,000 24,864
Enbridge, Inc., 2.50%, 1/15/2025 10,000 9,565
Energy Transfer LP
4.05%, 3/15/2025 35,000 34,133
4.20%, 4/15/2027 60,000 57,548
4.00%, 10/01/2027 75,000 70,786
Enterprise Products Operating LLC
3.75%, 2/15/2025 25,000 24,390
3.70%, 2/15/2026 75,000 72,445
EOG Resources, Inc., 4.15%, 1/15/2026 50,000 49,162
EQT Corp., 3.90%, 10/01/2027 50,000 46,888
Exxon Mobil Corp.
2.02%, 8/16/2024 115,000 111,033
2.99%, 3/19/2025 85,000 82,049
3.29%, 3/19/2027 50,000 47,919
Halliburton Co., 3.80%, 11/15/2025 39,000 37,696
Hess Corp., 4.30%, 4/01/2027 50,000 48,255
HF Sinclair Corp., 5.88%, 4/01/2026 50,000 50,242
Kinder Morgan Energy Partners LP, 4.25%,
9/01/2024 100,000 98,387
Marathon Petroleum Corp.
3.63%, 9/15/2024 35,000 34,186
3.80%, 4/01/2028 50,000 46,985
MPLX LP
4.88%, 12/01/2024 20,000 19,751
4.88%, 6/01/2025 25,000 24,668
1.75%, 3/01/2026 75,000 68,478
4.13%, 3/01/2027 50,000 48,096
Northwest Pipeline LLC, 4.00%, 4/01/2027 100,000 95,336
ONEOK, Inc.
2.75%, 9/01/2024 25,000 24,216
2.20%, 9/15/2025 50,000 46,474
Phillips 66
3.85%, 4/09/2025 70,000 68,102
1.30%, 2/15/2026 10,000 9,082
Pioneer Natural Resources Co., 1.13%,
1/15/2026 25,000 22,657
Plains All American Pipeline LP / PAA Finance
Corp., 4.50%, 12/15/2026 50,000 48,405
Sabine Pass Liquefaction LLC
5.88%, 6/30/2026 50,000 50,337
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Energy – 5.6% (continued)
5.00%, 3/15/2027 100,000 99,116
Shell International Finance BV
2.00%, 11/07/2024 75,000 72,008
3.25%, 5/11/2025 85,000 82,349
Spectra Energy Partners LP, 3.38%,
10/15/2026 75,000 70,781
Targa Resources Corp., 5.20%, 7/01/2027 50,000 49,651
TransCanada PipeLines Ltd.
1.00%, 10/12/2024 25,000 23,648
4.25%, 5/15/2028 75,000 72,115
Transcontinental Gas Pipe Line Co., LLC,
7.85%, 2/01/2026 25,000 26,227
Western Midstream Operating LP, 4.50%,
3/01/2028 50,000 47,580
Williams Cos., Inc. (The), 4.00%, 9/15/2025 25,000 24,203
2,649,302
Financial – 45.1%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.88%, 8/14/2024 125,000 120,796
2.45%, 10/29/2026 150,000 134,893
Air Lease Corp.
2.30%, 2/01/2025 50,000 47,307
3.25%, 3/01/2025 25,000 23,955
2.88%, 1/15/2026 50,000 46,761
1.88%, 8/15/2026 35,000 31,361
5.30%, 2/01/2028 100,000 98,879
Alexandria Real Estate Equities, Inc., 3.80%,
4/15/2026 45,000 43,210
Allstate Corp. (The), 0.75%, 12/15/2025 25,000 22,504
Ally Financial, Inc.
5.13%, 9/30/2024 25,000 24,571
4.75%, 6/09/2027 75,000 70,743
American Express Co.
3.63%, 12/05/2024 25,000 24,322
1.65%, 11/04/2026 25,000 22,400
2.55%, 3/04/2027 100,000 91,410
5.85%, 11/05/2027 125,000 128,518
American International Group, Inc.
2.50%, 6/30/2025 51,000 48,444
3.90%, 4/01/2026 26,000 25,220
American Tower Corp.
4.00%, 6/01/2025 25,000 24,297
1.30%, 9/15/2025 25,000 22,828
4.40%, 2/15/2026 25,000 24,345
2.75%, 1/15/2027 100,000 91,626
Ameriprise Financial, Inc.
3.70%, 10/15/2024 50,000 48,869
3.00%, 4/02/2025 35,000 33,612
Aon Corp. / Aon Global Holdings PLC, 2.85%,
5/28/2027 50,000 46,111
Ares Capital Corp.
4.25%, 3/01/2025 35,000 33,583
3.25%, 7/15/2025 50,000 46,659
Assured Guaranty US Holdings, Inc., 5.00%,
7/01/2024
(a)
25,000 24,760
AvalonBay Communities, Inc., 2.95%,
5/11/2026 50,000 47,195

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Financial – 45.1% (continued)
Bain Capital Specialty Finance, Inc.
2.95%, 3/10/2026 25,000 22,263
2.55%, 10/13/2026 50,000 43,362
Banco Santander SA
2.75%, 5/28/2025 200,000 189,193
5.29%, 8/18/2027 100,000 98,292
Bank of America Corp.
3.88%, 8/01/2025 55,000 53,625
1.53%, 12/06/2025 200,000 187,925
3.37%, 1/23/2026 25,000 24,128
2.02%, 2/13/2026 50,000 47,199
4.45%, 3/03/2026 100,000 97,355
3.38%, 4/02/2026 150,000 144,373
4.25%, 10/22/2026 100,000 96,638
1.20%, 10/24/2026 100,000 90,593
Series N, 1.66%, 3/11/2027 75,000 67,640
3.56%, 4/23/2027 75,000 71,186
1.73%, 7/22/2027 125,000 112,021
3.82%, 1/20/2028 100,000 94,545
4.38%, 4/27/2028 160,000 154,115
4.95%, 7/22/2028 100,000 98,349
3.42%, 12/20/2028 150,000 138,051
5.20%, 4/25/2029 150,000 148,932
Bank of Montreal
1.25%, 9/15/2026 135,000 119,767
Series H, 4.70%, 9/14/2027 75,000 73,642
Bank of Nova Scotia (The)
1.30%, 6/11/2025 30,000 27,795
1.05%, 3/02/2026 35,000 31,398
1.30%, 9/15/2026 100,000 88,675
5.25%, 6/12/2028 150,000 149,776
Barclays PLC
5.20%, 5/12/2026 200,000 194,712
4.97%, 5/16/2029 200,000 191,779
Berkshire Hathaway, Inc., 3.13%, 3/15/2026 100,000 96,093
BGC Partners, Inc., 3.75%, 10/01/2024 10,000 9,588
Blackstone Private Credit Fund
2.35%, 11/22/2024 25,000 23,571
3.25%, 3/15/2027 75,000 65,215
Blackstone Secured Lending Fund, 2.75%,
9/16/2026 75,000 65,968
Blue Owl Capital Corp.
3.75%, 7/22/2025 35,000 32,695
4.25%, 1/15/2026 25,000 23,453
3.40%, 7/15/2026 25,000 22,545
Boston Properties LP, 3.65%, 2/01/2026 50,000 46,957
Brandywine Operating Partnership LP, 7.55%,
3/15/2028 25,000 23,007
Brixmor Operating Partnership LP, 3.85%,
2/01/2025 25,000 24,067
Canadian Imperial Bank of Commerce
2.25%, 1/28/2025 175,000 166,699
1.25%, 6/22/2026 25,000 22,303
Capital One Financial Corp.
3.30%, 10/30/2024 50,000 48,288
4.25%, 4/30/2025
(a)
25,000 24,264
4.20%, 10/29/2025 25,000 24,069
3.75%, 7/28/2026 25,000 23,560
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Financial – 45.1% (continued)
3.65%, 5/11/2027 160,000 149,490
1.88%, 11/02/2027 100,000 87,324
Charles Schwab Corp. (The)
0.90%, 3/11/2026 125,000 111,106
1.15%, 5/13/2026 15,000 13,345
5.64%, 5/19/2029 150,000 151,319
Citigroup, Inc.
4.40%, 6/10/2025 50,000 48,739
5.50%, 9/13/2025 115,000 114,365
3.70%, 1/12/2026 75,000 72,099
4.60%, 3/09/2026 35,000 34,156
3.11%, 4/08/2026 50,000 47,874
3.20%, 10/21/2026 100,000 93,814
1.12%, 1/28/2027 25,000 22,344
1.46%, 6/09/2027 75,000 66,814
3.89%, 1/10/2028 100,000 94,790
3.07%, 2/24/2028 155,000 143,046
3.67%, 7/24/2028 200,000 186,904
3.52%, 10/27/2028 100,000 92,765
Citizens Financial Group, Inc., 2.85%,
7/27/2026 35,000 31,975
CME Group, Inc., 3.00%, 3/15/2025 75,000 72,489
Cooperatieve Rabobank UA, 3.75%,
7/21/2026 250,000 235,948
Corebridge Financial, Inc., 3.50%, 4/04/2025 100,000 96,095
Credit Suisse AG, 1.25%, 8/07/2026 250,000 217,720
Crown Castle, Inc.
3.20%, 9/01/2024 90,000 87,540
1.05%, 7/15/2026 50,000 44,045
5.00%, 1/11/2028 75,000 73,991
Deutsche Bank AG
4.10%, 1/13/2026 25,000 24,081
2.31%, 11/16/2027 150,000 131,754
2.55%, 1/07/2028 150,000 132,049
Digital Realty Trust LP, 5.55%, 1/15/2028 75,000 74,751
Discover Financial Services, 4.50%,
1/30/2026 85,000 81,941
EPR Properties, 4.50%, 4/01/2025 25,000 23,774
Equinix, Inc.
2.63%, 11/18/2024 10,000 9,614
1.25%, 7/15/2025 30,000 27,547
1.00%, 9/15/2025
(a)
35,000 31,840
1.45%, 5/15/2026 35,000 31,411
Equitable Holdings, Inc., 4.35%, 4/20/2028 50,000 47,516
ERP Operating LP, 3.38%, 6/01/2025 40,000 38,607
Essex Portfolio LP, 3.63%, 5/01/2027 50,000 46,739
Fifth Third Bancorp
2.38%, 1/28/2025 100,000 94,876
2.55%, 5/05/2027 35,000 31,458
Franklin Resources, Inc., 2.85%, 3/30/2025 35,000 33,507
FS KKR Capital Corp., 3.40%, 1/15/2026 100,000 92,035
GLP Capital LP / GLP Financing II, Inc., 5.25%,
6/01/2025 25,000 24,644
Goldman Sachs BDC, Inc., 3.75%, 2/10/2025
(a)
25,000 24,096
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/2025 25,000 24,218
3.50%, 4/01/2025 50,000 48,213
3.75%, 5/22/2025 50,000 48,411
4.25%, 10/21/2025 35,000 33,915

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Financial – 45.1% (continued)
0.86%, 2/12/2026 60,000 55,667
3.50%, 11/16/2026 200,000 188,641
1.09%, 12/09/2026 35,000 31,453
1.43%, 3/09/2027 50,000 44,818
1.54%, 9/10/2027 25,000 22,074
1.95%, 10/21/2027 150,000 133,781
2.64%, 2/24/2028 200,000 181,151
3.69%, 6/05/2028 150,000 141,295
4.48%, 8/23/2028 50,000 48,417
Golub Capital BDC, Inc., 2.50%, 8/24/2026 25,000 22,009
Hanover Insurance Group, Inc. (The), 4.50%,
4/15/2026 50,000 48,424
Healthcare Realty Holdings LP, 3.75%,
7/01/2027 25,000 23,216
Healthpeak OP LLC, 1.35%, 2/01/2027 50,000 43,695
Host Hotels & Resorts LP, Series E, 4.00%,
6/15/2025 20,000 19,325
HSBC Holdings PLC
3.90%, 5/25/2026 200,000 191,192
1.59%, 5/24/2027 200,000 177,971
4.76%, 6/09/2028 200,000 192,731
5.21%, 8/11/2028 200,000 195,935
Huntington Bancshares, Inc., 2.63%,
8/06/2024 100,000 96,648
ING Groep NV, 4.02%, 3/28/2028 200,000 188,838
Intercontinental Exchange, Inc.
3.75%, 12/01/2025 10,000 9,711
4.00%, 9/15/2027 100,000 96,940
Invesco Finance PLC, 3.75%, 1/15/2026 25,000 24,128
JPMorgan Chase & Co.
3.88%, 9/10/2024 110,000 107,813
3.13%, 1/23/2025 50,000 48,415
3.90%, 7/15/2025 40,000 39,038
2.30%, 10/15/2025 210,000 201,232
2.01%, 3/13/2026 75,000 70,767
2.08%, 4/22/2026 50,000 47,073
3.20%, 6/15/2026 50,000 47,518
2.95%, 10/01/2026 100,000 93,714
1.05%, 11/19/2026 50,000 45,146
4.13%, 12/15/2026 100,000 96,551
3.96%, 1/29/2027 50,000 48,271
1.04%, 2/04/2027 50,000 44,619
1.58%, 4/22/2027 50,000 45,018
1.47%, 9/22/2027 100,000 88,511
3.78%, 2/01/2028 100,000 94,855
4.32%, 4/26/2028 250,000 242,054
3.54%, 5/01/2028 150,000 140,384
KeyCorp
4.15%, 10/29/2025 75,000 72,159
2.25%, 4/06/2027 75,000 65,125
Kimco Realty OP LLC, 2.80%, 10/01/2026 50,000 45,995
Kite Realty Group LP, 4.00%, 10/01/2026 50,000 45,516
Legg Mason, Inc., 4.75%, 3/15/2026 50,000 49,327
Lincoln National Corp.
3.35%, 3/09/2025 10,000 9,569
3.80%, 3/01/2028
(a)
50,000 45,793
Lloyds Banking Group PLC, 4.45%, 5/08/2025 200,000 195,057
Loews Corp., 3.75%, 4/01/2026 50,000 48,372
M&T Bank Corp., 4.55%, 8/16/2028 100,000 94,733
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Financial – 45.1% (continued)
Manulife Financial Corp.
4.15%, 3/04/2026 25,000 24,355
2.48%, 5/19/2027 50,000 45,957
Mastercard, Inc., 3.30%, 3/26/2027 80,000 76,505
Mid-America Apartments LP, 1.10%,
9/15/2026 70,000 61,683
Mitsubishi UFJ Financial Group, Inc.
3.78%, 3/02/2025 200,000 194,177
2.34%, 1/19/2028 200,000 179,568
5.35%, 9/13/2028 200,000 198,990
Mizuho Financial Group, Inc., 2.23%,
5/25/2026 200,000 186,524
Morgan Stanley
3.70%, 10/23/2024 50,000 48,887
4.00%, 7/23/2025 50,000 48,717
Series I, 0.86%, 10/21/2025 25,000 23,454
5.00%, 11/24/2025 105,000 103,784
3.88%, 1/27/2026 45,000 43,434
2.19%, 4/28/2026 75,000 70,591
3.13%, 7/27/2026 75,000 70,509
4.35%, 9/08/2026 75,000 72,503
0.99%, 12/10/2026 50,000 44,734
3.63%, 1/20/2027 50,000 47,409
3.95%, 4/23/2027 50,000 47,600
1.59%, 5/04/2027 50,000 44,868
1.51%, 7/20/2027 75,000 66,680
2.48%, 1/21/2028 100,000 90,475
3.59%, 7/22/2028 120,000 111,672
3.77%, 1/24/2029 200,000 187,133
5.16%, 4/20/2029 150,000 148,448
National Australia Bank Ltd., 4.97%,
1/12/2026 250,000 248,982
NatWest Group PLC, 3.75%, 11/01/2029 200,000 189,764
NNN REIT, Inc., 4.00%, 11/15/2025 25,000 23,858
Nomura Holdings, Inc., 2.33%, 1/22/2027 200,000 177,651
Northern Trust Corp., 3.95%, 10/30/2025 25,000 24,201
Omega Healthcare Investors, Inc.
4.50%, 1/15/2025 35,000 34,015
4.50%, 4/01/2027 50,000 47,342
ORIX Corp., 5.00%, 9/13/2027 100,000 99,144
PNC Financial Services Group, Inc. (The)
2.20%, 11/01/2024 75,000 71,798
2.60%, 7/23/2026 100,000 92,890
1.15%, 8/13/2026 50,000 44,323
5.35%, 12/02/2028 100,000 99,436
Principal Financial Group, Inc., 3.10%,
11/15/2026 50,000 46,414
Progressive Corp. (The), 2.50%, 3/15/2027 100,000 92,036
Prologis LP, 2.13%, 4/15/2027 30,000 27,132
Prospect Capital Corp., 3.71%, 1/22/2026 50,000 45,469
Prudential Financial, Inc., 1.50%, 3/10/2026 50,000 45,848
Public Storage, 1.85%, 5/01/2028 50,000 43,552
Radian Group, Inc., 4.88%, 3/15/2027 50,000 47,745
Realty Income Corp.
3.88%, 4/15/2025 25,000 24,344
4.63%, 11/01/2025 60,000 59,145
3.95%, 8/15/2027 30,000 28,586
Royal Bank of Canada
2.25%, 11/01/2024 100,000 96,036

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Financial – 45.1% (continued)
1.15%, 6/10/2025 30,000 27,785
1.20%, 4/27/2026 20,000 17,927
1.15%, 7/14/2026 35,000 31,246
1.40%, 11/02/2026 100,000 88,716
3.63%, 5/04/2027 100,000 94,735
6.00%, 11/01/2027 100,000 102,977
Sabra Health Care LP, 5.13%, 8/15/2026 50,000 48,129
Santander Holdings USA, Inc.
4.50%, 7/17/2025 25,000 24,279
3.24%, 10/05/2026 85,000 77,901
Santander UK Group Holdings PLC, 6.53%,
1/10/2029 200,000 202,161
Simon Property Group LP
3.38%, 10/01/2024 25,000 24,333
3.50%, 9/01/2025 25,000 24,094
3.30%, 1/15/2026 35,000 33,408
1.38%, 1/15/2027 50,000 44,114
SITE Centers Corp., 3.63%, 2/01/2025 50,000 47,441
State Street Corp.
3.55%, 8/18/2025 30,000 29,191
2.35%, 11/01/2025 100,000 95,856
1.68%, 11/18/2027 25,000 22,408
Sumitomo Mitsui Financial Group, Inc.
2.35%, 1/15/2025 200,000 190,447
3.78%, 3/09/2026 50,000 47,898
1.40%, 9/17/2026 200,000 176,727
3.54%, 1/17/2028 100,000 92,572
Synchrony Financial
4.50%, 7/23/2025 40,000 38,281
3.70%, 8/04/2026 35,000 32,046
Tanger Properties LP, 3.88%, 7/15/2027 50,000 45,074
Toronto-Dominion Bank (The)
0.70%, 9/10/2024 50,000 47,325
1.15%, 6/12/2025 30,000 27,765
0.75%, 9/11/2025 25,000 22,711
1.25%, 9/10/2026 35,000 31,047
1.95%, 1/12/2027 100,000 90,277
4.11%, 6/08/2027 100,000 96,055
Trinity Acquisition PLC, 4.40%, 3/15/2026 50,000 48,267
Truist Financial Corp.
2.85%, 10/26/2024 200,000 192,822
3.70%, 6/05/2025 5,000 4,821
1.27%, 3/02/2027 25,000 22,301
4.12%, 6/06/2028
(a)
160,000 151,755
US Bancorp
3.60%, 9/11/2024 25,000 24,441
3.95%, 11/17/2025 35,000 33,918
Series V, 2.38%, 7/22/2026 10,000 9,263
2.22%, 1/27/2028 130,000 116,342
5.78%, 6/12/2029 100,000 100,468
Ventas Realty LP, 2.65%, 1/15/2025 25,000 23,690
VICI Properties LP, 4.38%, 5/15/2025 25,000 24,386
Visa, Inc.
3.15%, 12/14/2025 25,000 23,980
1.90%, 4/15/2027 100,000 90,939
Voya Financial, Inc., 3.65%, 6/15/2026 50,000 47,165
Wells Fargo & Co.
3.30%, 9/09/2024 50,000 48,849
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Financial – 45.1% (continued)
3.00%, 2/19/2025 25,000 24,070
2.41%, 10/30/2025 50,000 47,889
2.16%, 2/11/2026 135,000 127,609
3.00%, 4/22/2026 35,000 32,960
3.91%, 4/25/2026 125,000 120,978
2.19%, 4/30/2026 75,000 70,577
3.00%, 10/23/2026 100,000 93,285
3.20%, 6/17/2027 100,000 93,622
3.53%, 3/24/2028 150,000 140,145
3.58%, 5/22/2028 100,000 93,372
4.81%, 7/25/2028 150,000 146,272
Welltower OP LLC
4.00%, 6/01/2025 20,000 19,378
4.25%, 4/01/2026 65,000 63,018
Western Union Co. (The), 2.85%, 1/10/2025 50,000 47,738
Westpac Banking Corp.
1.02%, 11/18/2024 100,000 94,531
1.15%, 6/03/2026 50,000 44,766
2.70%, 8/19/2026 40,000 37,253
3.35%, 3/08/2027 75,000 70,865
5.46%, 11/18/2027 75,000 76,378
21,278,036
Industrial – 7.1%
3M Co.
2.00%, 2/14/2025 75,000 71,200
2.25%, 9/19/2026
(a)
25,000 22,954
Amcor Finance USA, Inc., 3.63%, 4/28/2026 50,000 47,357
Arrow Electronics, Inc., 6.13%, 3/01/2026 100,000 99,994
Avnet, Inc., 4.63%, 4/15/2026 50,000 48,386
Berry Global, Inc., 5.50%, 4/15/2028
(b)
50,000 49,421
Boeing Co. (The)
4.88%, 5/01/2025 70,000 69,153
2.75%, 2/01/2026 125,000 117,183
2.20%, 2/04/2026 150,000 138,429
Burlington Northern Santa Fe LLC
3.65%, 9/01/2025 15,000 14,592
3.25%, 6/15/2027 50,000 47,583
Canadian Pacific Railway Co., 1.75%,
12/02/2026 35,000 31,484
Carrier Global Corp.
2.24%, 2/15/2025 7,000 6,651
2.49%, 2/15/2027 100,000 91,258
Caterpillar Financial Services Corp.
3.25%, 12/01/2024 123,000 119,879
0.80%, 11/13/2025 25,000 22,753
1.15%, 9/14/2026 50,000 44,642
3.60%, 8/12/2027 50,000 48,146
CNH Industrial Capital LLC
3.95%, 5/23/2025 50,000 48,566
1.88%, 1/15/2026 25,000 22,926
CSX Corp.
3.35%, 11/01/2025 25,000 24,106
3.25%, 6/01/2027 30,000 28,339
Eaton Corp., 4.35%, 5/18/2028 50,000 48,996
Emerson Electric Co., 1.80%, 10/15/2027 50,000 44,506
FedEx Corp., 3.25%, 4/01/2026 25,000 23,999
Flex Ltd., 4.75%, 6/15/2025 20,000 19,586
GATX Corp., 3.25%, 9/15/2026 50,000 46,302

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Industrial – 7.1% (continued)
General Dynamics Corp.
2.38%, 11/15/2024 25,000 24,062
3.25%, 4/01/2025 25,000 24,229
3.50%, 5/15/2025 15,000 14,594
1.15%, 6/01/2026 50,000 45,274
Honeywell International, Inc.
1.35%, 6/01/2025 25,000 23,472
2.50%, 11/01/2026 50,000 46,739
1.10%, 3/01/2027 50,000 44,257
Jabil, Inc., 1.70%, 4/15/2026 25,000 22,516
JB Hunt Transport Services, Inc., 3.88%,
3/01/2026 30,000 29,109
John Deere Capital Corp.
0.70%, 1/15/2026 100,000 90,396
2.65%, 6/10/2026 25,000 23,571
1.05%, 6/17/2026 25,000 22,506
2.25%, 9/14/2026 25,000 23,132
1.30%, 10/13/2026 25,000 22,375
2.35%, 3/08/2027
(a)
50,000 45,923
1.75%, 3/09/2027 50,000 45,000
4.95%, 7/14/2028 150,000 151,095
Legrand France SA, 8.50%, 2/15/2025 35,000 36,615
Lennox International, Inc., 1.70%, 8/01/2027 50,000 43,701
Lockheed Martin Corp.
3.55%, 1/15/2026 26,000 25,183
4.45%, 5/15/2028 50,000 49,516
Masco Corp., 1.50%, 2/15/2028 50,000 42,806
Northrop Grumman Corp.
2.93%, 1/15/2025 75,000 72,338
3.25%, 1/15/2028 50,000 46,715
Otis Worldwide Corp., 2.06%, 4/05/2025 25,000 23,653
Owens Corning, 3.40%, 8/15/2026 25,000 23,616
Packaging Corp. of America, 3.65%,
9/15/2024 40,000 39,150
Regal Rexnord Corp., 6.05%, 4/15/2028
(b)
75,000 74,499
Republic Services, Inc.
2.50%, 8/15/2024 30,000 29,047
0.88%, 11/15/2025 25,000 22,631
RTX Corp.
3.95%, 8/16/2025 50,000 48,795
7.20%, 8/15/2027 50,000 53,986
Ryder System, Inc.
2.50%, 9/01/2024 25,000 24,119
3.35%, 9/01/2025 25,000 23,904
4.30%, 6/15/2027 75,000 72,664
Stanley Black & Decker, Inc., 4.00%,
3/15/2060 25,000 19,059
Teledyne Technologies, Inc., 1.60%,
4/01/2026 25,000 22,814
Trane Technologies Luxembourg Finance SA,
3.50%, 3/21/2026 50,000 47,856
Tyco Electronics Group SA, 3.70%, 2/15/2026 50,000 48,322
Union Pacific Corp., 2.75%, 3/01/2026 50,000 47,282
United Parcel Service, Inc.
2.20%, 9/01/2024 15,000 14,496
2.80%, 11/15/2024 25,000 24,197
2.40%, 11/15/2026 50,000 46,652
Vontier Corp., 1.80%, 4/01/2026 50,000 44,761
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Industrial – 7.1% (continued)
Vulcan Materials Co.
4.50%, 4/01/2025 25,000 24,575
3.90%, 4/01/2027 25,000 24,072
Waste Management, Inc.
0.75%, 11/15/2025 25,000 22,669
1.15%, 3/15/2028 50,000 42,625
Westinghouse Air Brake Technologies Corp.,
3.20%, 6/15/2025 25,000 23,791
WRKCo, Inc.
3.00%, 9/15/2024 40,000 38,693
3.75%, 3/15/2025 25,000 24,257
3,365,700
Technology – 6.9%
Activision Blizzard, Inc., 3.40%, 6/15/2027 50,000 47,335
Adobe, Inc., 2.15%, 2/01/2027 75,000 68,982
Analog Devices, Inc., 2.95%, 4/01/2025 50,000 48,229
Apple, Inc.
1.80%, 9/11/2024 25,000 24,139
2.75%, 1/13/2025 50,000 48,418
1.13%, 5/11/2025 25,000 23,396
3.20%, 5/13/2025 35,000 33,936
0.70%, 2/08/2026 25,000 22,584
3.25%, 2/23/2026 25,000 24,093
2.45%, 8/04/2026 35,000 32,807
2.05%, 9/11/2026 50,000 46,215
3.35%, 2/09/2027 150,000 143,960
1.20%, 2/08/2028 100,000 86,792
4.00%, 5/10/2028 50,000 49,127
Applied Materials, Inc., 3.30%, 4/01/2027 50,000 47,733
Autodesk, Inc., 4.38%, 6/15/2025 25,000 24,511
Broadcom, Inc.
3.63%, 10/15/2024 45,000 43,856
3.15%, 11/15/2025 25,000 23,849
3.46%, 9/15/2026 75,000 71,090
1.95%, 2/15/2028
(b)
50,000 43,257
CDW LLC / CDW Finance Corp., 4.13%,
5/01/2025 50,000 48,535
Dell International LLC / EMC Corp.
5.85%, 7/15/2025 25,000 25,121
6.02%, 6/15/2026 100,000 101,372
4.90%, 10/01/2026 50,000 49,450
5.25%, 2/01/2028 50,000 50,118
Fidelity National Information Services, Inc.
1.15%, 3/01/2026 35,000 31,453
1.65%, 3/01/2028 50,000 42,824
Fiserv, Inc.
3.20%, 7/01/2026 25,000 23,633
2.25%, 6/01/2027 40,000 35,988
Genpact Luxembourg Sarl, 3.38%,
12/01/2024 10,000 9,651
Hewlett Packard Enterprise Co., 1.75%,
4/01/2026 50,000 45,591
HP, Inc.
2.20%, 6/17/2025 20,000 18,839
4.75%, 1/15/2028 50,000 49,174
Intel Corp.
3.40%, 3/25/2025 25,000 24,306
3.70%, 7/29/2025 30,000 29,191

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Technology – 6.9% (continued)
3.75%, 8/05/2027 90,000 86,261
4.88%, 2/10/2028 75,000 74,763
International Business Machines Corp.
7.00%, 10/30/2025 25,000 26,006
2.20%, 2/09/2027 150,000 136,523
KLA Corp., 4.65%, 11/01/2024 60,000 59,398
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 25,000 21,782
Lam Research Corp.
3.80%, 3/15/2025 25,000 24,476
3.75%, 3/15/2026 25,000 24,290
Leidos, Inc., 3.63%, 5/15/2025 10,000 9,600
Marvell Technology, Inc., 1.65%, 4/15/2026 25,000 22,605
Microchip Technology, Inc., 0.98%, 9/01/2024 100,000 94,890
Microsoft Corp.
2.70%, 2/12/2025 25,000 24,143
2.40%, 8/08/2026 110,000 103,047
3.30%, 2/06/2027 150,000 143,910
NetApp, Inc., 1.88%, 6/22/2025 25,000 23,368
NVIDIA Corp., 3.20%, 9/16/2026 50,000 47,969
Oracle Corp.
2.50%, 4/01/2025 50,000 47,687
2.95%, 5/15/2025 40,000 38,342
1.65%, 3/25/2026 150,000 136,821
2.65%, 7/15/2026 75,000 69,960
2.80%, 4/01/2027 25,000 23,065
3.25%, 11/15/2027 100,000 93,262
QUALCOMM, Inc., 3.25%, 5/20/2027 80,000 75,927
Roper Technologies, Inc.
2.35%, 9/15/2024 20,000 19,234
1.00%, 9/15/2025 25,000 22,820
Take-Two Interactive Software, Inc., 3.70%,
4/14/2027 30,000 28,455
Texas Instruments, Inc., 1.38%, 3/12/2025 50,000 47,088
VMware, Inc.
1.00%, 8/15/2024 50,000 47,571
1.40%, 8/15/2026 50,000 44,295
3.90%, 8/21/2027 30,000 28,489
Western Digital Corp., 4.75%, 2/15/2026 50,000 47,769
3,233,371
Utilities – 5.8%
AEP Transmission Co. LLC, 3.10%,
12/01/2026 50,000 47,045
AES Corp. (The), 1.38%, 1/15/2026 25,000 22,591
Ameren Corp., 2.50%, 9/15/2024 40,000 38,586
Avangrid, Inc.
3.15%, 12/01/2024 15,000 14,451
3.20%, 4/15/2025 20,000 19,100
Berkshire Hathaway Energy Co., 4.05%,
4/15/2025 25,000 24,481
Black Hills Corp., 3.95%, 1/15/2026 10,000 9,606
CenterPoint Energy, Inc.
2.50%, 9/01/2024 50,000 48,164
1.45%, 6/01/2026 10,000 8,982
Cleveland Electric Illuminating Co. (The),
5.50%, 8/15/2024 10,000 9,953
CMS Energy Corp., 3.00%, 5/15/2026 10,000 9,371
Connecticut Light & Power Co. (The), Series A,
0.75%, 12/01/2025 30,000 27,068
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Utilities – 5.8% (continued)
Constellation Energy Generation LLC, 5.60%,
3/01/2028 50,000 50,573
Dominion Energy, Inc.
3.07%, 8/15/2024
(c)
60,000 58,258
Series D, 2.85%, 8/15/2026 50,000 46,464
DTE Energy Co.
Series C, 2.53%, 10/01/2024
(c)
25,000 24,065
Series F, 1.05%, 6/01/2025 50,000 46,068
2.85%, 10/01/2026 25,000 23,148
Duke Energy Corp., 2.65%, 9/01/2026 50,000 46,357
Duke Energy Florida LLC, 3.20%, 1/15/2027 75,000 71,100
Eastern Energy Gas Holdings LLC, Series A,
2.50%, 11/15/2024 25,000 23,970
Edison International, 3.55%, 11/15/2024 45,000 43,725
Emera US Finance LP, 3.55%, 6/15/2026 25,000 23,791
Entergy Corp.
2.95%, 9/01/2026 60,000 55,578
1.90%, 6/15/2028 50,000 42,918
Entergy Louisiana LLC, 5.59%, 10/01/2024 35,000 35,001
Evergy Kansas Central, Inc., 2.55%,
7/01/2026 25,000 23,258
Evergy, Inc., 2.45%, 9/15/2024 25,000 24,057
Eversource Energy
Series L, 2.90%, 10/01/2024 10,000 9,668
Series Q, 0.80%, 8/15/2025 25,000 22,828
Series U, 1.40%, 8/15/2026 50,000 44,421
5.45%, 3/01/2028 50,000 50,739
Exelon Corp.
3.40%, 4/15/2026 20,000 19,079
2.75%, 3/15/2027 100,000 92,032
Florida Power & Light Co., 2.85%, 4/01/2025 65,000 62,697
Fortis, Inc., 3.06%, 10/04/2026 50,000 46,363
Iberdrola International BV, 5.81%, 3/15/2025 35,000 35,143
Interstate Power & Light Co., 3.25%,
12/01/2024 15,000 14,540
IPALCO Enterprises, Inc., 3.70%, 9/01/2024 25,000 24,363
MidAmerican Energy Co., 3.10%, 5/01/2027 50,000 46,728
National Rural Utilities Cooperative Finance
Corp.
3.25%, 11/01/2025 35,000 33,472
4.80%, 3/15/2028 75,000 74,382
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/2027 75,000 67,296
4.63%, 7/15/2027 50,000 49,117
4.90%, 2/28/2028 150,000 148,661
NiSource, Inc., 5.25%, 3/30/2028 50,000 50,097
Pacific Gas & Electric Co.
3.45%, 7/01/2025 50,000 47,507
3.15%, 1/01/2026 50,000 46,636
3.30%, 3/15/2027 50,000 45,627
3.00%, 6/15/2028 50,000 43,457
Public Service Electric & Gas Co., 0.95%,
3/15/2026 50,000 45,344
Southern California Edison Co.
Series D, 4.70%, 6/01/2027 75,000 73,983
5.30%, 3/01/2028 50,000 50,376
Southern California Gas Co.
Series TT, 2.60%, 6/15/2026 10,000 9,393
2.95%, 4/15/2027 80,000 74,912

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statements of Investments
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.9% (continued)
Utilities – 5.8% (continued)
Southern Co. (The)
3.25%, 7/01/2026 65,000 61,482
5.11%, 8/01/2027 80,000 79,290
Series B, 4.00%, 1/15/2051 25,000 23,391
Southern Power Co., 0.90%, 1/15/2026 35,000 31,499
Southwestern Electric Power Co., Series N,
1.65%, 3/15/2026 85,000 77,303
Union Electric Co., 2.95%, 6/15/2027 50,000 46,596
Virginia Electric & Power Co.
Series A, 3.10%, 5/15/2025 10,000 9,593
Series A, 3.15%, 1/15/2026 25,000 23,836
Series B, 3.75%, 5/15/2027 30,000 28,835
WEC Energy Group, Inc., 5.15%, 10/01/2027 50,000 49,996
Wisconsin Electric Power Co., 2.05%,
12/15/2024 20,000 19,101
Xcel Energy, Inc., 3.30%, 6/01/2025 30,000 28,851
2,726,363
Total Corporate Bonds (cost $49,161,358) 46,666,508
Shares
Investment Companies – 3.3%
Registered Investment Companies – 3.3%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.30%
(d)(e)
(cost $1,550,291) 1,550,291 1,550,291
Investment of Cash Collateral for Securities Loaned – 0.9%
Registered Investment Companies – 0.9%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.30%
(d)(e)
(cost $429,900) 429,900 429,900
Total Investments (cost $51,141,549) 103.1% 48,646,699
Liabilities, Less Cash and Receivables (3.1)% (1,458,928)
Net Assets 100.0% 47,187,771
REIT—Real Estate Investment Trust
(a)
Security, or portion thereof, on loan. At July 31, 2023, the value of the fund’s securities on loan was $416,404 and the value of the collateral was $429,900, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, these securities were valued at $344,503 or 0.73% of net assets.
(c)
Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of July 31, 2023.

STATEMENT OF INVESTMENTS
July 31, 2023 (Unaudited)
BNY Mellon High Yield Beta ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9%
Basic Materials – 4.7%
Ahlstrom Holding 3 Oy, 4.88%, 2/04/2028
(a)
21,000 17,516
Allegheny Ludlum LLC, 6.95%, 12/15/2025 15,000 15,189
AngloGold Ashanti Holdings PLC, 6.50%,
4/15/2040 15,000 14,837
Arconic Corp., 6.00%, 5/15/2025
(a)
50,000 50,701
Arsenal AIC Parent LLC, 8.00%, 10/01/2030
(a)
16,000 16,381
Ashland, Inc.
3.38%, 9/01/2031
(a)
20,000 16,203
6.88%, 5/15/2043 30,000 30,015
ASP Unifrax Holdings, Inc.
5.25%, 9/30/2028
(a)
70,000 52,039
7.50%, 9/30/2029
(a)
40,000 23,261
ATI, Inc.
5.88%, 12/01/2027 33,000 32,207
4.88%, 10/01/2029 12,000 10,958
5.13%, 10/01/2031 20,000 17,975
Avient Corp.
5.75%, 5/15/2025
(a)
59,000 58,295
7.13%, 8/01/2030
(a)
68,000 68,557
Axalta Coating Systems LLC, 3.38%,
2/15/2029
(a)
75,000 64,674
Axalta Coating Systems LLC / Axalta Coating
Systems Dutch Holding B BV, 4.75%,
6/15/2027
(a)
45,000 42,911
Baffinland Iron Mines Corp. / Baffinland Iron
Mines LP, 8.75%, 7/15/2026
(a)
58,000 56,595
Big River Steel LLC / BRS Finance Corp.,
6.63%, 1/31/2029
(a)
63,000 62,726
Carpenter Technology Corp.
6.38%, 7/15/2028 40,000 39,467
7.63%, 3/15/2030 25,000 25,505
Century Aluminum Co., 7.50%, 4/01/2028
(a)
24,000 22,829
Cerdia Finanz GMBH, 10.50%, 2/15/2027
(a)
100,000 99,616
Chemours Co. (The)
5.38%, 5/15/2027 75,000 71,309
5.75%, 11/15/2028
(a)
129,000 119,067
4.63%, 11/15/2029
(a)
73,000 61,851
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026
(a)
82,000 82,524
5.88%, 6/01/2027
(b)
52,000 50,991
4.63%, 3/01/2029
(a)
21,000 19,261
6.75%, 4/15/2030
(a)
46,000 44,789
4.88%, 3/01/2031
(a)
17,000 15,065
6.25%, 10/01/2040 45,000 38,356
Coeur Mining, Inc., 5.13%, 2/15/2029
(a)(b)
40,000 33,543
Commercial Metals Co.
4.13%, 1/15/2030 20,000 17,956
3.88%, 2/15/2031 89,000 77,108
4.38%, 3/15/2032 30,000 26,151
Compass Minerals International, Inc., 6.75%,
12/01/2027
(a)
51,000 49,858
Consolidated Energy Finance SA
6.50%, 5/15/2026
(a)
40,000 37,979
5.63%, 10/15/2028
(a)
60,000 51,757
Constellium SE
5.88%, 2/15/2026
(a)
16,000 15,809
3.75%, 4/15/2029
(a)
26,000 22,624
CVR Partners LP / CVR Nitrogen Finance
Corp., 6.13%, 6/15/2028
(a)
60,000 54,306
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Basic Materials – 4.7% (continued)
Domtar Corp., 6.75%, 10/01/2028
(a)
99,000 87,041
Element Solutions, Inc., 3.88%, 9/01/2028
(a)
60,000 53,038
FMG Resources (August 2006) Pty Ltd.
4.50%, 9/15/2027
(a)
65,000 60,768
5.88%, 4/15/2030
(a)
68,000 65,236
4.38%, 4/01/2031
(a)
157,000 135,020
6.13%, 4/15/2032
(a)
75,000 72,034
Glatfelter Corp., 4.75%, 11/15/2029
(a)
39,000 26,965
GPD Cos., Inc., 10.13%, 4/01/2026
(a)
105,000 97,862
HB Fuller Co.
4.00%, 2/15/2027 15,000 14,151
4.25%, 10/15/2028 15,000 13,449
Hecla Mining Co., 7.25%, 2/15/2028 30,000 29,715
Herens Holdco Sarl, 4.75%, 5/15/2028
(a)
25,000 19,329
Hudbay Minerals, Inc.
4.50%, 4/01/2026 5,000 4,751
6.13%, 4/01/2029 50,000 47,838
Illuminate Buyer LLC / Illuminate Holdings IV,
Inc., 9.00%, 7/01/2028
(a)
95,000 86,825
INEOS Finance PLC, 6.75%, 5/15/2028
(a)
50,000 47,667
INEOS Quattro Finance 2 PLC, 3.38%,
1/15/2026
(a)
53,000 48,477
Infrabuild Australia Pty Ltd., 12.00%,
10/01/2024
(a)
20,000 19,499
Ingevity Corp., 3.88%, 11/01/2028
(a)
61,000 52,826
Innophos Holdings, Inc., 9.38%, 2/15/2028
(a)
27,000 26,877
Iris Holdings, Inc.
8.75%, 2/15/2026
(a)(c)
15,000 14,089
10.00%, 12/15/2028
(a)
25,000 19,692
JW Aluminum Continuous Cast Co., 10.25%,
6/01/2026
(a)
35,000 34,657
Kaiser Aluminum Corp.
4.63%, 3/01/2028
(a)
56,000 50,225
4.50%, 6/01/2031
(a)
82,000 67,204
Kobe US Midco 2, Inc., 9.25%, 11/01/2026
(a)(c)
20,000 14,012
LSF11 A5 HoldCo LLC, 6.63%, 10/15/2029
(a)
20,000 16,727
Mativ Holdings, Inc., 6.88%, 10/01/2026
(a)
42,000 36,630
Mercer International, Inc.
5.50%, 1/15/2026 5,000 4,856
5.13%, 2/01/2029
(b)
104,000 85,313
Methanex Corp.
4.25%, 12/01/2024 71,000 69,175
5.13%, 10/15/2027 84,000 79,296
5.25%, 12/15/2029 90,000 82,367
5.65%, 12/01/2044 43,000 35,881
Mineral Resources Ltd.
8.13%, 5/01/2027
(a)
60,000 60,094
8.00%, 11/01/2027
(a)
67,000 67,202
8.50%, 5/01/2030
(a)
69,000 70,021
Minerals Technologies, Inc., 5.00%,
7/01/2028
(a)
35,000 32,373
New Gold, Inc., 7.50%, 7/15/2027
(a)
18,000 17,198
Novelis Corp.
3.25%, 11/15/2026
(a)
72,000 65,446
4.75%, 1/30/2030
(a)
124,000 111,341
3.88%, 8/15/2031
(a)
56,000 46,868
Nufarm Australia Ltd. / Nufarm Americas, Inc.,
5.00%, 1/27/2030
(a)
40,000 35,636

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Basic Materials – 4.7% (continued)
Olin Corp.
5.13%, 9/15/2027 111,000 106,092
5.63%, 8/01/2029 74,000 71,650
5.00%, 2/01/2030
(b)
60,000 55,308
Olympus Water US Holding Corp.
7.13%, 10/01/2027
(a)
20,000 18,299
4.25%, 10/01/2028
(a)
55,000 44,217
9.75%, 11/15/2028
(a)
128,000 123,811
6.25%, 10/01/2029
(a)
34,000 25,105
Perenti Finance Pty, Ltd., 6.50%,
10/07/2025
(a)
45,000 44,249
Polar US Borrower LLC / Schenectady
International Group, Inc., 6.75%,
5/15/2026
(a)
25,000 14,668
Rain CII Carbon LLC / CII Carbon Corp.,
7.25%, 4/01/2025
(a)
47,000 46,751
Rayonier AM Products, Inc.
5.50%, 6/01/2024
(a)(b)
10,000 9,994
7.63%, 1/15/2026
(a)
36,000 32,130
SCIH Salt Holdings, Inc.
4.88%, 5/01/2028
(a)
75,000 67,402
6.63%, 5/01/2029
(a)
119,000 104,249
SCIL IV LLC / SCIL USA Holdings LLC, 5.38%,
11/01/2026
(a)
60,000 55,255
SK Invictus Intermediate II Sarl, 5.00%,
10/30/2029
(a)
35,000 27,839
SPCM SA
3.13%, 3/15/2027
(a)
26,000 23,329
3.38%, 3/15/2030
(a)
40,000 33,275
Tacora Resources, Inc., 8.25%, 5/15/2026
(a)(d)
64,000 48,244
Taseko Mines Ltd., 7.00%, 2/15/2026
(a)
25,000 23,180
TMS International Corp., 6.25%, 4/15/2029
(a)
20,000 16,726
TPC Group, Inc., 13.00%, 12/16/2027
(a)
30,000 30,081
Trinseo Materials Operating SCA / Trinseo
Materials Finance, Inc.
5.38%, 9/01/2025
(a)
45,000 41,194
5.13%, 4/01/2029
(a)
40,000 23,464
Tronox, Inc., 4.63%, 3/15/2029
(a)
115,000 95,286
United States Steel Corp.
6.88%, 3/01/2029
(b)
28,000 27,722
6.65%, 6/01/2037 40,000 39,185
Valvoline, Inc., 3.63%, 6/15/2031
(a)
73,000 60,157
Vibrantz Technologies, Inc., 9.00%,
2/15/2030
(a)
55,000 44,884
WR Grace Holdings LLC
4.88%, 6/15/2027
(a)
55,000 51,971
5.63%, 8/15/2029
(a)
79,000 66,709
5,326,858
Communications – 14.3%
Acuris Finance US, Inc. / Acuris Finance Sarl,
5.00%, 5/01/2028
(a)
20,000 15,851
Advantage Sales & Marketing, Inc., 6.50%,
11/15/2028
(a)
40,000 35,108
Altice Financing SA
5.00%, 1/15/2028
(a)
81,000 62,634
5.75%, 8/15/2029
(a)(b)
150,000 112,249
Altice France Holding SA
10.50%, 5/15/2027
(a)
160,000 67,712
6.00%, 2/15/2028
(a)
99,000 36,755
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Communications – 14.3% (continued)
Altice France SA
8.13%, 2/01/2027
(a)
127,000 103,868
5.50%, 1/15/2028
(a)
87,000 63,949
5.13%, 1/15/2029
(a)(b)
55,000 38,842
5.13%, 7/15/2029
(a)
189,000 132,520
5.50%, 10/15/2029
(a)
150,000 106,471
AMC Networks, Inc.
4.75%, 8/01/2025 68,000 60,182
4.25%, 2/15/2029 115,000 63,974
Angi Group LLC, 3.88%, 8/15/2028
(a)(b)
41,000 34,476
Arches Buyer, Inc.
4.25%, 6/01/2028
(a)
79,000 68,744
6.13%, 12/01/2028
(a)
46,000 39,632
Beasley Mezzanine Holdings LLC, 8.63%,
2/01/2026
(a)
25,000 16,351
Belo Corp.
7.75%, 6/01/2027 23,000 22,813
7.25%, 9/15/2027 30,000 29,436
Block Communications, Inc., 4.88%,
3/01/2028
(a)
15,000 12,600
British Telecommunications PLC
4.25%, 11/23/2081
(a)
54,000 47,802
4.88%, 11/23/2081
(a)
75,000 61,434
Cable One, Inc., 4.00%, 11/15/2030
(a)(b)
50,000 39,501
Cablevision Lightpath LLC
3.88%, 9/15/2027
(a)
30,000 25,012
5.63%, 9/15/2028
(a)
25,000 19,176
Cars.com, Inc., 6.38%, 11/01/2028
(a)
45,000 42,601
CCO Holdings LLC / CCO Holdings Capital
Corp.
5.50%, 5/01/2026
(a)
65,000 63,429
5.13%, 5/01/2027
(a)
330,000 309,589
5.00%, 2/01/2028
(a)
265,000 244,981
5.38%, 6/01/2029
(a)
115,000 105,208
6.38%, 9/01/2029
(a)
85,000 81,272
4.75%, 3/01/2030
(a)
240,000 207,710
4.50%, 8/15/2030
(a)
255,000 215,719
4.25%, 2/01/2031
(a)
319,000 261,887
7.38%, 3/01/2031
(a)
100,000 99,275
4.75%, 2/01/2032
(a)
161,000 133,364
4.50%, 5/01/2032 374,000 304,881
4.50%, 6/01/2033
(a)
260,000 205,921
4.25%, 1/15/2034
(a)
162,000 124,370
Ciena Corp., 4.00%, 1/31/2030
(a)
25,000 21,972
Clear Channel International BV, 6.63%,
8/01/2025
(a)
35,000 34,895
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027
(a)(b)
60,000 55,115
7.75%, 4/15/2028
(a)
85,000 71,024
7.50%, 6/01/2029
(a)
70,000 55,476
CMG Media Corp., 8.88%, 12/15/2027
(a)
100,000 78,061
Cogent Communications Group, Inc.
3.50%, 5/01/2026
(a)
35,000 32,486
7.00%, 6/15/2027
(a)
55,000 53,232
CommScope Technologies LLC
6.00%, 6/15/2025
(a)
99,000 89,848
5.00%, 3/15/2027
(a)
71,000 47,394

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Communications – 14.3% (continued)
CommScope, Inc.
6.00%, 3/01/2026
(a)
100,000 91,779
8.25%, 3/01/2027
(a)
85,000 64,440
7.13%, 7/01/2028
(a)
64,000 42,596
4.75%, 9/01/2029
(a)
59,000 45,356
Connect Finco Sarl / Connect US Finco LLC,
6.75%, 10/01/2026
(a)
229,000 219,196
Consolidated Communications, Inc.
5.00%, 10/01/2028
(a)
90,000 67,363
6.50%, 10/01/2028
(a)(b)
40,000 31,195
CSC Holdings LLC
5.25%, 6/01/2024 61,000 56,912
5.50%, 4/15/2027
(a)
99,000 84,842
5.38%, 2/01/2028
(a)
80,000 66,779
7.50%, 4/01/2028
(a)
94,000 58,206
11.25%, 5/15/2028
(a)
75,000 74,156
6.50%, 2/01/2029
(a)
125,000 106,190
5.75%, 1/15/2030
(a)
175,000 90,709
4.13%, 12/01/2030
(a)
50,000 36,150
4.63%, 12/01/2030
(a)
292,000 147,292
3.38%, 2/15/2031
(a)
40,000 27,619
4.50%, 11/15/2031
(a)
90,000 64,551
5.00%, 11/15/2031
(a)
35,000 17,716
Cumulus Media New Holdings, Inc., 6.75%,
7/01/2026
(a)
36,000 27,095
DIRECTV Financing LLC / DIRECTV Financing
Co.-Obligor, Inc., 5.88%, 8/15/2027
(a)
384,000 346,624
DISH DBS Corp.
7.75%, 7/01/2026 230,000 148,773
5.25%, 12/01/2026
(a)
188,000 154,130
7.38%, 7/01/2028 90,000 50,586
5.75%, 12/01/2028
(a)
210,000 162,027
5.13%, 6/01/2029 158,000 79,653
DISH Network Corp., 11.75%, 11/15/2027
(a)
230,000 231,515
Embarq Corp., 8.00%, 6/01/2036 98,000 55,576
Frontier Communications Holdings LLC
5.88%, 10/15/2027
(a)
95,000 86,841
5.00%, 5/01/2028
(a)
124,000 105,116
6.75%, 5/01/2029
(a)
90,000 69,603
5.88%, 11/01/2029 59,000 43,250
6.00%, 1/15/2030
(a)
154,000 111,875
8.75%, 5/15/2030
(a)
110,000 106,033
8.63%, 3/15/2031
(a)
65,000 62,276
Frontier North, Inc., Series G, 6.73%,
2/15/2028 15,000 13,420
Gannett Holdings LLC, 6.00%, 11/01/2026
(a)
32,000 27,523
GCI LLC, 4.75%, 10/15/2028
(a)
46,000 40,342
Gen Digital, Inc.
5.00%, 4/15/2025
(a)
130,000 128,176
6.75%, 9/30/2027
(a)
106,000 106,360
7.13%, 9/30/2030
(a)(b)
67,000 67,487
Getty Images, Inc., 9.75%, 3/01/2027
(a)
32,000 31,867
Go Daddy Operating Co. LLC / GD Finance Co.,
Inc.
5.25%, 12/01/2027
(a)
54,000 51,843
3.50%, 3/01/2029
(a)
78,000 67,123
GoTo Group, Inc., 5.50%, 9/01/2027
(a)
96,000 55,108
Gray Escrow II, Inc., 5.38%, 11/15/2031
(a)
70,000 48,342
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Communications – 14.3% (continued)
Gray Television, Inc.
5.88%, 7/15/2026
(a)
47,000 42,383
7.00%, 5/15/2027
(a)(b)
41,000 35,476
4.75%, 10/15/2030
(a)
45,000 31,674
GrubHub Holdings, Inc., 5.50%, 7/01/2027
(a)
35,000 24,560
Hughes Satellite Systems Corp.
5.25%, 8/01/2026 95,000 89,152
6.63%, 8/01/2026 55,000 49,696
iHeartCommunications, Inc.
6.38%, 5/01/2026 126,500 109,494
8.38%, 5/01/2027
(b)
57,000 38,973
5.25%, 8/15/2027
(a)
64,000 50,388
4.75%, 1/15/2028
(a)
43,000 33,045
Iliad Holding SASU
6.50%, 10/15/2026
(a)
108,000 103,378
7.00%, 10/15/2028
(a)
145,000 136,129
Intelsat Jackson Holdings SA, 6.50%,
3/15/2030
(a)
259,000 236,370
ION Trading Technologies Sarl, 5.75%,
5/15/2028
(a)
30,000 26,153
Lamar Media Corp.
3.75%, 2/15/2028 107,000 97,971
4.88%, 1/15/2029 33,000 30,893
4.00%, 2/15/2030 64,000 56,362
3.63%, 1/15/2031 105,000 89,213
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(a)
107,000 100,487
5.13%, 7/15/2029
(a)
89,000 73,791
Level 3 Financing, Inc.
3.40%, 3/01/2027
(a)
76,000 67,059
4.63%, 9/15/2027
(a)
88,000 66,848
4.25%, 7/01/2028
(a)
146,000 103,321
3.63%, 1/15/2029
(a)
45,000 29,713
3.75%, 7/15/2029
(a)
120,000 78,728
3.88%, 11/15/2029
(a)(b)
111,000 94,637
10.50%, 5/15/2030
(a)
75,000 77,696
Liberty Interactive LLC
8.50%, 7/15/2029 20,000 7,517
8.25%, 2/01/2030 45,000 16,812
Lumen Technologies, Inc.
4.00%, 2/15/2027
(a)
110,000 72,263
4.50%, 1/15/2029
(a)
54,000 22,351
Series P, 7.60%, 9/15/2039 123,000 45,052
Series U, 7.65%, 3/15/2042 20,000 7,298
Match Group Holdings II LLC
5.00%, 12/15/2027
(a)
30,000 28,421
4.63%, 6/01/2028
(a)
60,000 55,563
5.63%, 2/15/2029
(a)
25,000 23,886
4.13%, 8/01/2030
(a)
25,000 21,535
3.63%, 10/01/2031
(a)
14,000 11,529
McGraw-Hill Education, Inc.
5.75%, 8/01/2028
(a)
75,000 65,850
8.00%, 8/01/2029
(a)
74,000 63,579
Midcontinent Communications / Midcontinent
Finance Corp., 5.38%, 8/15/2027
(a)
15,000 14,224
Millennium Escrow Corp., 6.63%,
8/01/2026
(a)
80,000 59,682

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Communications – 14.3% (continued)
Newfold Digital Holdings Group, Inc., 6.00%,
2/15/2029
(a)
70,000 51,660
News Corp.
3.88%, 5/15/2029
(a)
95,000 83,810
5.13%, 2/15/2032
(a)
45,000 41,179
Nexstar Media, Inc.
5.63%, 7/15/2027
(a)
211,000 198,660
4.75%, 11/01/2028
(a)
125,000 110,231
Northwest Fiber LLC / Northwest Fiber
Finance Sub, Inc.
4.75%, 4/30/2027
(a)
40,000 35,052
6.00%, 2/15/2028
(a)
15,000 11,948
10.75%, 6/01/2028
(a)
25,000 23,057
Outfront Media Capital LLC / Outfront Media
Capital Corp.
5.00%, 8/15/2027
(a)
56,000 51,559
4.25%, 1/15/2029
(a)
40,000 33,869
4.63%, 3/15/2030
(a)(b)
33,000 27,593
Paramount Global
6.25%, 2/28/2057 84,000 65,747
6.38%, 3/30/2062 97,000 79,994
Qwest Corp., 7.25%, 9/15/2025 20,000 19,494
Radiate Holdco LLC / Radiate Finance, Inc.
4.50%, 9/15/2026
(a)
75,000 60,927
6.50%, 9/15/2028
(a)
60,000 36,288
Rakuten Group, Inc.
5.13%
(a)(e)
39,000 26,991
6.25%
(a)(e)
44,000 22,203
10.25%, 11/30/2024
(a)
160,000 159,916
Rogers Communications, Inc., 5.25%,
3/15/2082
(a)
75,000 69,166
Scripps Escrow II, Inc.
3.88%, 1/15/2029
(a)
24,000 19,947
5.38%, 1/15/2031
(a)
20,000 15,231
Scripps Escrow, Inc., 5.88%, 7/15/2027
(a)
25,000 20,884
Sinclair Television Group, Inc.
5.13%, 2/15/2027
(a)
5,000 4,195
5.50%, 3/01/2030
(a)
76,000 39,942
4.13%, 12/01/2030
(a)
50,000 32,529
Sirius XM Radio, Inc.
3.13%, 9/01/2026
(a)
88,000 79,278
5.00%, 8/01/2027
(a)
130,000 120,783
4.00%, 7/15/2028
(a)
162,000 140,984
5.50%, 7/01/2029
(a)
123,000 112,473
4.13%, 7/01/2030
(a)
130,000 107,049
3.88%, 9/01/2031
(a)
130,000 101,776
Spanish Broadcasting System, Inc., 9.75%,
3/01/2026
(a)
25,000 17,304
Stagwell Global LLC, 5.63%, 8/15/2029
(a)
117,000 99,557
Summer BC Bidco B LLC, 5.50%,
10/31/2026
(a)
20,000 17,110
TEGNA, Inc.
4.75%, 3/15/2026
(a)
19,000 18,232
4.63%, 3/15/2028 40,000 36,014
5.00%, 9/15/2029 136,000 121,180
Telecom Italia Capital SA
6.38%, 11/15/2033 75,000 63,252
6.00%, 9/30/2034 92,000 74,337
7.20%, 7/18/2036 84,000 72,165
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Communications – 14.3% (continued)
7.72%, 6/04/2038 80,000 71,057
Telesat Canada / Telesat LLC
5.63%, 12/06/2026
(a)
65,000 39,261
4.88%, 6/01/2027
(a)
36,000 21,536
6.50%, 10/15/2027
(a)
30,000 11,968
Townsquare Media, Inc., 6.88%, 2/01/2026
(a)
29,000 27,957
TripAdvisor, Inc., 7.00%, 7/15/2025
(a)
30,000 30,055
U.S. Cellular Corp., 6.70%, 12/15/2033 60,000 51,793
Uber Technologies, Inc.
7.50%, 5/15/2025
(a)
65,000 65,908
8.00%, 11/01/2026
(a)
149,000 151,942
7.50%, 9/15/2027
(a)
108,000 110,235
6.25%, 1/15/2028
(a)
45,000 44,889
4.50%, 8/15/2029
(a)(b)
135,000 124,754
Univision Communications, Inc.
5.13%, 2/15/2025
(a)
151,000 148,650
6.63%, 6/01/2027
(a)
120,000 116,737
8.00%, 8/15/2028
(a)
13,000 13,124
4.50%, 5/01/2029
(a)
94,000 81,578
7.38%, 6/30/2030
(a)
203,000 197,678
UPC Broadband Finco BV, 4.88%, 7/15/2031
(a)
88,000 74,081
UPC Holding BV, 5.50%, 1/15/2028
(a)
85,000 76,085
Urban One, Inc., 7.38%, 2/01/2028
(a)
40,000 35,383
ViaSat, Inc.
5.63%, 9/15/2025
(a)
20,000 18,755
5.63%, 4/15/2027
(a)
47,000 42,329
6.50%, 7/15/2028
(a)
55,000 42,350
Viavi Solutions, Inc., 3.75%, 10/01/2029
(a)
65,000 55,896
Videotron Ltd.
5.13%, 4/15/2027
(a)
15,000 14,517
3.63%, 6/15/2029
(a)
60,000 52,204
Virgin Media Finance PLC, 5.00%,
7/15/2030
(a)
30,000 24,614
Virgin Media Secured Finance PLC
5.50%, 5/15/2029
(a)
150,000 138,585
4.50%, 8/15/2030
(a)
97,000 83,181
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 7/15/2028
(a)
39,000 34,273
VMED O2 UK Financing I PLC
4.25%, 1/31/2031
(a)
100,000 83,006
4.75%, 7/15/2031
(a)
121,000 102,363
Vodafone Group PLC
7.00%, 4/04/2079 203,000 207,900
3.25%, 6/04/2081 11,000 9,762
4.13%, 6/04/2081 180,000 143,285
5.13%, 6/04/2081 110,000 79,939
VZ Secured Financing BV, 5.00%, 1/15/2032
(a)
137,000 111,343
Warner Media LLC, 7.63%, 4/15/2031 10,000 10,534
Windstream Escrow LLC / Windstream
Escrow Finance Corp., 7.75%, 8/15/2028
(a)
125,000 105,059
Zayo Group Holdings, Inc.
4.00%, 3/01/2027
(a)
103,000 73,655
6.13%, 3/01/2028
(a)
68,000 42,003
Ziff Davis, Inc., 4.63%, 10/15/2030
(a)
57,000 49,865
Ziggo Bond Co. BV, 6.00%, 1/15/2027
(a)
100,000 93,010
Ziggo BV, 4.88%, 1/15/2030
(a)
40,000 33,830
16,288,060

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Consumer, Cyclical – 24.3%
1011778 BC ULC / New Red Finance, Inc.
5.75%, 4/15/2025
(a)
10,000 9,949
3.88%, 1/15/2028
(a)
134,000 122,637
4.38%, 1/15/2028
(a)
58,000 53,559
3.50%, 2/15/2029
(a)
88,000 77,406
4.00%, 10/15/2030
(a)
219,000 187,875
99 Escrow Issuer, Inc., 7.50%, 1/15/2026
(a)
155,000 60,759
Abercrombie & Fitch Management Co., 8.75%,
7/15/2025
(a)
65,000 65,985
Academy Ltd., 6.00%, 11/15/2027
(a)
34,000 33,001
Adams Homes, Inc., 7.50%, 2/15/2025
(a)
25,000 24,580
Adient Global Holdings Ltd., 4.88%,
8/15/2026
(a)
77,000 73,862
Affinity Interactive, 6.88%, 12/15/2027
(a)
24,000 21,324
Air Canada, 3.88%, 8/15/2026
(a)
112,000 104,075
Air Canada Pass-Through Trust, Series 2020-1,
Class C, 10.50%, 7/15/2026
(a)
20,000 21,661
Allegiant Travel Co., 7.25%, 8/15/2027
(a)
23,000 22,756
Allen Media LLC / Allen Media Co.-Issuer, Inc.,
10.50%, 2/15/2028
(a)
68,000 38,583
Allison Transmission, Inc.
4.75%, 10/01/2027
(a)
60,000 56,860
5.88%, 6/01/2029
(a)
60,000 58,232
3.75%, 1/30/2031
(a)
120,000 101,512
AMC Entertainment Holdings, Inc.
10.00%, 6/15/2026
(a)
134,000 92,428
7.50%, 2/15/2029
(a)
85,000 58,614
American Airlines Group, Inc., 3.75%,
3/01/2025
(a)
93,000 88,751
American Airlines Pass-Through Trust
Series 2013-1, Class A, 4.00%, 7/15/2025 37,490 35,077
Series 2014-1, Class A, 3.70%, 10/01/2026 46,893 42,948
Series 2015-1, Class A, 3.38%, 5/01/2027 54,045 48,589
Series 2016-1, Class A, 4.10%, 1/15/2028 13,337 12,022
Series 2016-2, Class A, 3.65%, 6/15/2028 50,881 44,235
Series 2021-1, Class B, 3.95%, 7/11/2030 18,200 15,969
American Airlines, Inc.
11.75%, 7/15/2025
(a)
115,000 126,773
7.25%, 2/15/2028
(a)
39,000 38,699
American Airlines, Inc. /Aadvantage Loyalty
IP Ltd.
5.50%, 4/20/2026
(a)
248,417 244,772
5.75%, 4/20/2029
(a)
246,000 238,455
American Axle & Manufacturing, Inc.
6.50%, 4/01/2027
(b)
85,000 82,850
6.88%, 7/01/2028 25,000 23,765
5.00%, 10/01/2029 11,000 9,375
American Builders & Contractors Supply Co.,
Inc.
4.00%, 1/15/2028
(a)
85,000 77,902
3.88%, 11/15/2029
(a)
30,000 26,055
American Greetings Corp., 8.75%,
4/15/2025
(a)
13,000 12,711
Aramark Services, Inc.
5.00%, 4/01/2025
(a)
45,000 44,408
6.38%, 5/01/2025
(a)
162,000 162,260
5.00%, 2/01/2028
(a)
126,000 119,074
Arko Corp., 5.13%, 11/15/2029
(a)
50,000 41,608
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Consumer, Cyclical – 24.3% (continued)
Asbury Automotive Group, Inc.
4.50%, 3/01/2028 19,000 17,410
4.63%, 11/15/2029
(a)(b)
146,000 129,463
4.75%, 3/01/2030 56,000 49,446
5.00%, 2/15/2032
(a)
70,000 61,059
Ashton Woods USA LLC / Ashton Woods
Finance Co.
6.63%, 1/15/2028
(a)
20,000 19,246
4.63%, 8/01/2029
(a)
26,000 22,497
4.63%, 4/01/2030
(a)
34,000 29,110
Aston Martin Capital Holdings Ltd., 10.50%,
11/30/2025
(a)
114,000 115,395
At Home Group, Inc.
4.88%, 7/15/2028
(a)
57,000 32,999
7.13%, 7/15/2029
(a)
31,000 18,642
Banijay Entertainment SASU, 5.38%,
3/01/2025
(a)
35,000 34,362
Bath & Body Works, Inc.
9.38%, 7/01/2025
(a)
34,000 35,876
6.69%, 1/15/2027 67,000 67,236
5.25%, 2/01/2028 43,000 41,008
7.50%, 6/15/2029 57,000 57,737
6.63%, 10/01/2030
(a)(b)
122,000 117,839
6.95%, 3/01/2033 71,000 64,299
6.88%, 11/01/2035 63,000 58,439
6.75%, 7/01/2036 70,000 63,661
BCPE Empire Holdings, Inc., 7.63%,
5/01/2027
(a)
61,000 58,202
BCPE Ulysses Intermediate, Inc., 7.75%,
4/01/2027
(a)(c)
35,000 31,671
Beacon Roofing Supply, Inc.
4.50%, 11/15/2026
(a)(b)
13,000 12,398
4.13%, 5/15/2029
(a)
20,000 17,686
Beazer Homes USA, Inc.
6.75%, 3/15/2025 20,000 19,944
5.88%, 10/15/2027 25,000 24,154
7.25%, 10/15/2029 10,000 9,836
Bloomin' Brands, Inc. / OSI Restaurant
Partners LLC, 5.13%, 4/15/2029
(a)
25,000 22,737
BlueLinx Holdings, Inc., 6.00%, 11/15/2029
(a)
35,000 31,570
Boyd Gaming Corp.
4.75%, 12/01/2027 212,000 199,968
4.75%, 6/15/2031
(a)
70,000 62,671
Boyne USA, Inc., 4.75%, 5/15/2029
(a)
45,000 41,038
Brinker International, Inc.
5.00%, 10/01/2024
(a)
11,000 10,828
8.25%, 7/15/2030
(a)
100,000 100,516
Brookfield Residential Properties, Inc. /
Brookfield Residential US LLC
6.25%, 9/15/2027
(a)
55,000 50,767
5.00%, 6/15/2029
(a)
20,000 16,548
4.88%, 2/15/2030
(a)
50,000 40,750
Caesars Entertainment, Inc.
6.25%, 7/01/2025
(a)
160,000 158,974
8.13%, 7/01/2027
(a)
135,000 138,611
4.63%, 10/15/2029
(a)(b)
50,000 44,012
7.00%, 2/15/2030
(a)
168,000 169,679
Carnival Corp.
10.50%, 2/01/2026
(a)
55,000 57,955

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Consumer, Cyclical – 24.3% (continued)
7.63%, 3/01/2026
(a)(b)
95,000 93,674
5.75%, 3/01/2027
(a)
284,000 262,632
9.88%, 8/01/2027
(a)
61,000 63,651
6.65%, 1/15/2028 40,000 36,939
4.00%, 8/01/2028
(a)
125,000 111,028
6.00%, 5/01/2029
(a)
154,000 138,301
10.50%, 6/01/2030
(a)
80,000 84,630
Carnival Holdings Bermuda Ltd., 10.38%,
5/01/2028
(a)
90,000 98,073
Carnival PLC, 7.88%, 6/01/2027 67,000 68,548
Carrols Restaurant Group, Inc., 5.88%,
7/01/2029
(a)
25,000 21,179
Carvana Co.
5.50%, 4/15/2027
(a)
80,000 58,576
5.88%, 10/01/2028
(a)
49,000 30,309
4.88%, 9/01/2029
(a)
70,000 42,120
10.25%, 5/01/2030
(a)
292,000 231,984
CCM Merger, Inc., 6.38%, 5/01/2026
(a)
20,000 19,480
CD&R Smokey Buyer, Inc., 6.75%,
7/15/2025
(a)
76,000 71,957
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030
(a)
149,000 138,404
CEC Entertainment LLC, 6.75%, 5/01/2026
(a)
55,000 52,827
Cedar Fair LP, 5.25%, 7/15/2029 45,000 40,340
Cedar Fair LP / Canada's Wonderland Co. /
Magnum Management Corp. / Millennium
Operations LLC
5.50%, 5/01/2025
(a)
50,000 49,447
5.38%, 4/15/2027 55,000 51,925
6.50%, 10/01/2028 21,000 20,326
Century Communities, Inc.
6.75%, 6/01/2027 54,000 54,203
3.88%, 8/15/2029
(a)
57,000 49,573
Churchill Downs, Inc.
5.50%, 4/01/2027
(a)
73,000 70,587
4.75%, 1/15/2028
(a)
65,000 60,056
6.75%, 5/01/2031
(a)
102,000 99,695
Cinemark USA, Inc.
8.75%, 5/01/2025
(a)
7,000 7,102
5.88%, 3/15/2026
(a)
35,000 33,136
5.25%, 7/15/2028
(a)
64,000 56,233
Clarios Global LP, 6.75%, 5/15/2025
(a)
38,000 38,054
Clarios Global LP / Clarios US Finance Co.
6.25%, 5/15/2026
(a)
100,000 99,949
8.50%, 5/15/2027
(a)
136,000 137,700
Constellation Merger Sub, Inc., 8.50%,
9/15/2025
(a)
35,000 29,191
Cooper-Standard Automotive, Inc., 5.63%,
5/15/2027
(a)(c)
31,221 18,807
Crocs, Inc.
4.25%, 3/15/2029
(a)
5,000 4,251
4.13%, 8/15/2031
(a)
25,000 20,075
Dana Financing Luxembourg Sarl, 5.75%,
4/15/2025
(a)
58,000 57,276
Dana, Inc.
5.38%, 11/15/2027 35,000 33,546
5.63%, 6/15/2028 55,000 52,329
4.25%, 9/01/2030 11,000 9,407
4.50%, 2/15/2032 37,000 30,959
Dave & Buster's, Inc., 7.63%, 11/01/2025
(a)
36,000 36,367
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Consumer, Cyclical – 24.3% (continued)
Dealer Tire LLC / DT Issuer LLC, 8.00%,
2/01/2028
(a)
42,000 38,813
Delta Air Lines, Inc.
2.90%, 10/28/2024 47,000 45,179
7.38%, 1/15/2026 47,000 48,784
4.38%, 4/19/2028
(b)
25,000 23,752
3.75%, 10/28/2029
(b)
32,000 28,969
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/2029
(a)
68,000 58,478
Empire Communities Corp., 7.00%,
12/15/2025
(a)
35,000 33,715
Empire Resorts, Inc., 7.75%, 11/01/2026
(a)
90,000 72,623
Evergreen Acqco 1 LP / TVI, Inc., 9.75%,
4/26/2028
(a)
39,000 40,675
Everi Holdings, Inc., 5.00%, 7/15/2029
(a)
32,000 28,338
Ferrellgas LP / Ferrellgas Finance Corp.
5.38%, 4/01/2026
(a)
69,000 64,993
5.88%, 4/01/2029
(a)
115,000 98,976
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co., Inc.
4.63%, 1/15/2029
(a)
75,000 65,639
6.75%, 1/15/2030
(a)
78,000 66,975
FirstCash, Inc.
4.63%, 9/01/2028
(a)
50,000 44,704
5.63%, 1/01/2030
(a)
46,000 42,476
Foot Locker, Inc., 4.00%, 10/01/2029
(a)
45,000 35,160
Ford Holdings LLC, 9.30%, 3/01/2030 37,000 41,461
Ford Motor Co.
7.13%, 11/15/2025 21,000 21,289
7.50%, 8/01/2026 35,000 36,121
4.35%, 12/08/2026 170,000 165,764
6.63%, 10/01/2028 25,000 25,748
6.38%, 2/01/2029 13,000 12,898
9.63%, 4/22/2030 37,000 43,224
7.45%, 7/16/2031 70,000 75,088
3.25%, 2/12/2032 243,000 192,016
6.10%, 8/19/2032 166,000 160,629
4.75%, 1/15/2043 191,000 149,472
7.40%, 11/01/2046 35,000 36,616
5.29%, 12/08/2046 129,000 106,386
Ford Motor Credit Co. LLC
3.66%, 9/08/2024 97,000 94,101
4.06%, 11/01/2024 154,000 149,296
2.30%, 2/10/2025 147,000 137,833
5.13%, 6/16/2025 129,000 125,625
4.13%, 8/04/2025 104,000 99,361
3.38%, 11/13/2025 190,000 177,651
6.95%, 3/06/2026 135,000 136,330
6.95%, 6/10/2026 258,000 260,070
4.54%, 8/01/2026 77,000 72,728
2.70%, 8/10/2026 136,000 121,898
4.27%, 1/09/2027 56,000 52,265
4.95%, 5/28/2027 140,000 132,910
4.13%, 8/17/2027 70,000 64,061
3.82%, 11/02/2027 55,000 49,386
7.35%, 11/04/2027 90,000 92,482
2.90%, 2/16/2028 50,000 42,996
5.11%, 5/03/2029 115,000 107,207
7.35%, 3/06/2030 75,000 77,634
7.20%, 6/10/2030 266,000 273,270

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Consumer, Cyclical – 24.3% (continued)
3.63%, 6/17/2031 87,000 71,917
Forestar Group, Inc.
3.85%, 5/15/2026
(a)
50,000 46,490
5.00%, 3/01/2028
(a)
42,000 39,067
Foundation Building Materials, Inc., 6.00%,
3/01/2029
(a)
35,000 30,360
Full House Resorts, Inc., 8.25%, 2/15/2028
(a)
(b)
35,000 32,444
Gap, Inc. (The)
3.63%, 10/01/2029
(a)
51,000 38,003
3.88%, 10/01/2031
(a)
65,000 46,480
Genting New York LLC / Genny Capital, Inc.,
3.30%, 2/15/2026
(a)
44,000 39,409
G-III Apparel Group Ltd., 7.88%, 8/15/2025
(a)
45,000 44,353
Golden Entertainment, Inc., 7.63%,
4/15/2026
(a)
10,000 10,003
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026
(b)
60,000 58,328
4.88%, 3/15/2027 38,000 36,469
5.00%, 7/15/2029
(b)
70,000 64,537
5.25%, 4/30/2031 14,000 12,679
5.25%, 7/15/2031 11,000 9,808
5.63%, 4/30/2033
(b)
52,000 46,571
GPS Hospitality Holding Co. LLC / GPS Finco,
Inc., 7.00%, 8/15/2028
(a)
29,000 19,354
Group 1 Automotive, Inc., 4.00%, 8/15/2028
(a)
76,000 67,007
Guitar Center, Inc., 8.50%, 1/15/2026
(a)
47,000 43,242
GYP Holdings III Corp., 4.63%, 5/01/2029
(a)
20,000 17,886
H&E Equipment Services, Inc., 3.88%,
12/15/2028
(a)
92,000 80,751
Hanesbrands, Inc.
4.88%, 5/15/2026
(a)(b)
65,000 61,097
9.00%, 2/15/2031
(a)(b)
31,000 31,710
Hawaiian Airlines Pass-Through Certificates,
Series 2013-1, Class A, 3.90%, 1/15/2026 2,482 2,237
Hawaiian Brand Intellectual Property Ltd.
/ HawaiianMiles Loyalty Ltd., 5.75%,
1/20/2026
(a)
173,200 163,560
Hilton Domestic Operating Co., Inc.
5.38%, 5/01/2025
(a)
15,000 14,883
5.75%, 5/01/2028
(a)
44,000 43,355
3.75%, 5/01/2029
(a)
120,000 107,003
4.88%, 1/15/2030 95,000 89,085
4.00%, 5/01/2031
(a)
110,000 95,973
3.63%, 2/15/2032
(a)
157,000 131,655
Hilton Grand Vacations Borrower Escrow LLC
/ Hilton Grand Vacations Borrower Escrow,
Inc.
5.00%, 6/01/2029
(a)
66,000 59,036
4.88%, 7/01/2031
(a)
35,000 29,863
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp., 4.88%,
4/01/2027 70,000 67,622
IHO Verwaltungs GmbH
4.75%, 9/15/2026
(a)(c)
55,000 50,880
6.00%, 5/15/2027
(a)(c)
50,000 47,944
6.38%, 5/15/2029
(a)(c)
30,000 27,958
Installed Building Products, Inc., 5.75%,
2/01/2028
(a)
35,000 33,211
Interface, Inc., 5.50%, 12/01/2028
(a)
10,000 8,364
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Consumer, Cyclical – 24.3% (continued)
International Game Technology PLC
6.50%, 2/15/2025
(a)
25,000 25,040
4.13%, 4/15/2026
(a)
70,000 66,487
6.25%, 1/15/2027
(a)
54,000 53,941
5.25%, 1/15/2029
(a)
50,000 47,524
IRB Holding Corp., 7.00%, 6/15/2025
(a)
54,000 54,264
Jacobs Entertainment, Inc., 6.75%,
2/15/2029
(a)
40,000 36,537
Jaguar Land Rover Automotive PLC
7.75%, 10/15/2025
(a)
65,000 65,602
4.50%, 10/01/2027
(a)(b)
30,000 26,850
5.88%, 1/15/2028
(a)
49,740 46,341
5.50%, 7/15/2029
(a)
30,000 26,424
JB Poindexter & Co., Inc., 7.13%, 4/15/2026
(a)
45,000 44,403
K Hovnanian Enterprises, Inc., 10.50%,
2/15/2026
(a)
11,000 11,194
KB Home
6.88%, 6/15/2027 30,000 30,611
4.80%, 11/15/2029 47,000 43,462
7.25%, 7/15/2030 55,000 56,135
4.00%, 6/15/2031 11,000 9,556
Ken Garff Automotive LLC, 4.88%,
9/15/2028
(a)
25,000 21,998
KFC Holding Co. / Pizza Hut Holdings
LLC / Taco Bell of America LLC, 4.75%,
6/01/2027
(a)
92,000 88,880
Kohl's Corp.
4.25%, 7/17/2025 30,000 28,334
4.63%, 5/01/2031 92,000 67,739
5.55%, 7/17/2045 85,000 54,653
Kontoor Brands, Inc., 4.13%, 11/15/2029
(a)
29,000 24,954
Las Vegas Sands Corp.
3.20%, 8/08/2024 220,000 213,451
2.90%, 6/25/2025 68,000 64,162
3.50%, 8/18/2026 109,000 101,962
3.90%, 8/08/2029 96,000 86,072
LBM Acquisition LLC, 6.25%, 1/15/2029
(a)
73,000 62,896
LCM Investments Holdings II LLC, 4.88%,
5/01/2029
(a)
70,000 61,089
Levi Strauss & Co., 3.50%, 3/01/2031
(a)(b)
50,000 41,159
LGI Homes, Inc., 4.00%, 7/15/2029
(a)
34,000 28,687
Life Time, Inc.
5.75%, 1/15/2026
(a)
89,000 87,254
8.00%, 4/15/2026
(a)
50,000 50,025
Lindblad Expeditions Holdings, Inc., 9.00%,
5/15/2028
(a)
25,000 25,775
Lindblad Expeditions LLC, 6.75%,
2/15/2027
(a)
25,000 24,171
Lions Gate Capital Holdings LLC, 5.50%,
4/15/2029
(a)
95,000 64,941
Lithia Motors, Inc.
4.63%, 12/15/2027
(a)
37,000 34,429
3.88%, 6/01/2029
(a)
77,000 66,313
4.38%, 1/15/2031
(a)(b)
72,000 61,896
Live Nation Entertainment, Inc.
4.88%, 11/01/2024
(a)
40,000 39,451
5.63%, 3/15/2026
(a)
30,000 29,265
6.50%, 5/15/2027
(a)
132,000 132,737
4.75%, 10/15/2027
(a)(b)
107,000 99,377

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Consumer, Cyclical – 24.3% (continued)
3.75%, 1/15/2028
(a)
70,000 63,028
LSF9 Atlantis Holdings LLC / Victra Finance
Corp., 7.75%, 2/15/2026
(a)
70,000 65,641
M/I Homes, Inc.
4.95%, 2/01/2028 63,000 59,552
3.95%, 2/15/2030 30,000 26,156
Macy's Retail Holdings LLC
5.88%, 3/15/2030
(a)
105,000 94,780
6.13%, 3/15/2032
(a)
66,000 59,146
4.50%, 12/15/2034 79,000 57,848
6.38%, 3/15/2037 30,000 23,560
5.13%, 1/15/2042 20,000 13,811
4.30%, 2/15/2043 10,000 6,238
MajorDrive Holdings IV LLC, 6.38%,
6/01/2029
(a)
44,000 36,073
Marks & Spencer PLC, 7.13%, 12/01/2037
(a)
15,000 14,354
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028 45,000 40,831
4.50%, 6/15/2029
(a)
45,000 38,954
Mattamy Group Corp.
5.25%, 12/15/2027
(a)
55,000 51,980
4.63%, 3/01/2030
(a)
52,000 45,644
Melco Resorts Finance Ltd.
4.88%, 6/06/2025 100,000 95,540
5.25%, 4/26/2026 44,000 41,342
5.63%, 7/17/2027 49,000 44,499
5.75%, 7/21/2028
(a)
64,000 57,160
5.38%, 12/04/2029
(a)
113,000 95,685
Meritage Homes Corp.
6.00%, 6/01/2025 34,000 34,007
5.13%, 6/06/2027 26,000 25,154
3.88%, 4/15/2029
(a)
30,000 26,843
Merlin Entertainments Ltd., 5.75%,
6/15/2026
(a)
29,000 28,217
MGM China Holdings Ltd.
5.25%, 6/18/2025
(a)
49,000 47,396
5.88%, 5/15/2026
(a)(b)
70,000 67,595
4.75%, 2/01/2027
(a)
64,000 58,623
MGM Resorts International
6.75%, 5/01/2025 21,000 21,085
5.75%, 6/15/2025 24,000 23,708
4.63%, 9/01/2026 58,000 54,993
5.50%, 4/15/2027 175,000 168,691
4.75%, 10/15/2028 40,000 36,914
Michaels Cos., Inc. (The)
5.25%, 5/01/2028
(a)(b)
120,000 102,001
7.88%, 5/01/2029
(a)
85,000 60,580
Midwest Gaming Borrower LLC / Midwest
Gaming Finance Corp., 4.88%, 5/01/2029
(a)
55,000 48,858
Mohegan Tribal Gaming Authority, 8.00%,
2/01/2026
(a)
123,000 112,483
Motion Bondco DAC, 6.63%, 11/15/2027
(a)
25,000 23,085
Murphy Oil USA, Inc.
5.63%, 5/01/2027 47,000 45,859
4.75%, 9/15/2029 79,000 72,657
3.75%, 2/15/2031
(a)
58,000 49,242
NCL Corp. Ltd.
3.63%, 12/15/2024
(a)
50,000 48,005
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Consumer, Cyclical – 24.3% (continued)
5.88%, 3/15/2026
(a)
105,000 99,436
5.88%, 2/15/2027
(a)
74,000 72,049
7.75%, 2/15/2029
(a)(b)
57,000 54,574
NCL Finance Ltd., 6.13%, 3/15/2028
(a)
58,000 52,779
Newell Brands, Inc.
4.88%, 6/01/2025 144,000 139,306
4.70%, 4/01/2026 90,000 85,741
6.38%, 9/15/2027
(b)
39,000 38,325
6.63%, 9/15/2029
(b)
89,000 89,115
NMG Holding Co., Inc. / Neiman Marcus Group
LLC, 7.13%, 4/01/2026
(a)
71,000 66,472
Nordstrom, Inc.
4.00%, 3/15/2027 30,000 27,141
4.38%, 4/01/2030 65,000 54,817
4.25%, 8/01/2031 116,000 91,544
5.00%, 1/15/2044 90,000 61,352
Odeon Finco PLC, 12.75%, 11/01/2027
(a)
30,000 29,918
Ontario Gaming GTA LP, 8.00%, 8/01/2030
(a)
3,000 3,036
OPENLANE, Inc., 5.13%, 6/01/2025
(a)
21,000 20,457
Papa John's International, Inc., 3.88%,
9/15/2029
(a)
17,000 14,621
Park River Holdings, Inc.
5.63%, 2/01/2029
(a)
15,000 12,025
6.75%, 8/01/2029
(a)
30,000 24,449
Patrick Industries, Inc.
7.50%, 10/15/2027
(a)
30,000 29,505
4.75%, 5/01/2029
(a)
30,000 26,056
Penn Entertainment, Inc.
5.63%, 1/15/2027
(a)
20,000 18,878
4.13%, 7/01/2029
(a)
19,000 15,703
Penske Automotive Group, Inc.
3.50%, 9/01/2025 45,000 42,864
3.75%, 6/15/2029 55,000 47,590
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 2/15/2028
(a)
71,000 65,067
7.75%, 2/15/2029
(a)
216,000 210,783
PM General Purchaser LLC, 9.50%,
10/01/2028
(a)
55,000 53,966
Premier Entertainment Sub LLC / Premier
Entertainment Finance Corp.
5.63%, 9/01/2029
(a)(b)
11,000 8,383
5.88%, 9/01/2031
(a)
53,000 39,148
QVC, Inc.
4.45%, 2/15/2025 55,000 46,551
4.75%, 2/15/2027 129,000 83,414
4.38%, 9/01/2028 25,000 14,150
5.45%, 8/15/2034 25,000 12,633
5.95%, 3/15/2043 20,000 9,838
Raptor Acquisition Corp. / Raptor Co.-Issuer
LLC, 4.88%, 11/01/2026
(a)
10,000 9,375
Real Hero Merger Sub 2, Inc., 6.25%,
2/01/2029
(a)
56,000 45,404
Resideo Funding, Inc., 4.00%, 9/01/2029
(a)
25,000 21,237
Resorts World Las Vegas LLC/RWLV Capital
Inc., 4.63%, 4/16/2029 100,000 82,875
Ritchie Bros Holdings, Inc.
6.75%, 3/15/2028
(a)
70,000 70,947
7.75%, 3/15/2031
(a)
145,000 151,607

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Consumer, Cyclical – 24.3% (continued)
Rite Aid Corp.
7.50%, 7/01/2025
(a)
35,000 20,630
8.00%, 11/15/2026
(a)
68,000 33,989
7.70%, 2/15/2027 17,000 3,616
Royal Caribbean Cruises Ltd.
11.50%, 6/01/2025
(a)
4,000 4,240
4.25%, 7/01/2026
(a)
65,000 60,457
5.50%, 8/31/2026
(a)
155,000 148,839
5.38%, 7/15/2027
(a)
102,000 96,995
11.63%, 8/15/2027
(a)
183,000 199,724
7.50%, 10/15/2027 25,000 25,460
3.70%, 3/15/2028 33,000 28,790
5.50%, 4/01/2028
(a)(b)
114,000 107,452
8.25%, 1/15/2029
(a)
84,000 87,728
9.25%, 1/15/2029
(a)
63,000 67,065
7.25%, 1/15/2030
(a)
90,000 91,114
Sally Holdings LLC / Sally Capital, Inc., 5.63%,
12/01/2025 45,000 44,713
Sands China Ltd., 5.90%, 8/08/2028 261,000 253,998
Scientific Games Holdings LP/Scientific Games
US FinCo, Inc., 6.63%, 3/01/2030
(a)
60,000 53,196
Scientific Games International, Inc.
8.63%, 7/01/2025
(a)
10,000 10,213
7.00%, 5/15/2028
(a)
87,000 86,660
7.25%, 11/15/2029
(a)
50,000 49,977
Scotts Miracle-GRO Co. (The)
5.25%, 12/15/2026 13,000 12,428
4.50%, 10/15/2029
(b)
10,000 8,778
4.00%, 4/01/2031 25,000 20,248
4.38%, 2/01/2032 23,000 18,721
SeaWorld Parks & Entertainment, Inc., 5.25%,
8/15/2029
(a)
49,000 44,268
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 2/15/2028 36,000 32,804
4.75%, 4/01/2029 20,000 17,758
Six Flags Entertainment Corp., 5.50%,
4/15/2027
(a)
50,000 47,342
Six Flags Theme Parks, Inc., 7.00%,
7/01/2025
(a)
2,000 2,009
Sizzling Platter LLC / Sizzling Platter Finance
Corp., 8.50%, 11/28/2025
(a)
55,000 54,162
Sonic Automotive, Inc.
4.63%, 11/15/2029
(a)
41,000 35,129
4.88%, 11/15/2031
(a)
105,000 87,270
Specialty Building Products Holdings LLC /
SBP Finance Corp., 6.38%, 9/30/2026
(a)
70,000 66,849
Speedway Motorsports LLC / Speedway
Funding II, Inc., 4.88%, 11/01/2027
(a)
11,000 10,285
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman
Ltd.
8.00%, 9/20/2025
(a)
49,444 49,977
8.00%, 9/20/2025
(a)
40,640 41,015
SRS Distribution, Inc.
4.63%, 7/01/2028
(a)
61,000 55,504
6.13%, 7/01/2029
(a)
65,000 57,221
6.00%, 12/01/2029
(a)
85,000 73,687
Staples, Inc.
7.50%, 4/15/2026
(a)
176,000 145,041
10.75%, 4/15/2027
(a)
97,000 55,533
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Consumer, Cyclical – 24.3% (continued)
Station Casinos LLC
4.50%, 2/15/2028
(a)
82,000 74,422
4.63%, 12/01/2031
(a)(b)
70,000 59,159
Steelcase, Inc., 5.13%, 1/18/2029 30,000 26,575
Studio City Co. Ltd., 7.00%, 2/15/2027
(a)
30,000 28,567
Studio City Finance Ltd.
6.00%, 7/15/2025
(a)
39,000 36,974
6.50%, 1/15/2028
(a)
41,000 34,867
5.00%, 1/15/2029
(a)
132,000 100,446
Suburban Propane Partners LP/Suburban
Energy Finance Corp.
5.88%, 3/01/2027 25,000 24,582
5.00%, 6/01/2031
(a)
85,000 73,039
Sugarhouse HSP Gaming Prop Mezz LP /
Sugarhouse HSP Gaming Finance Corp.,
5.88%, 5/15/2025
(a)
28,000 26,982
Superior Plus LP / Superior General Partner,
Inc., 4.50%, 3/15/2029
(a)
110,000 97,146
SWF Escrow Issuer Corp., 6.50%,
10/01/2029
(a)
74,000 45,882
Taylor Morrison Communities, Inc.
5.88%, 6/15/2027
(a)
50,000 49,273
5.75%, 1/15/2028
(a)
40,000 38,950
5.13%, 8/01/2030
(a)
35,000 32,676
Tempur Sealy International, Inc.
4.00%, 4/15/2029
(a)
91,000 78,962
3.88%, 10/15/2031
(a)
93,000 75,526
Thor Industries, Inc., 4.00%, 10/15/2029
(a)
48,000 41,262
Titan International, Inc., 7.00%, 4/30/2028 35,000 33,715
TKC Holdings, Inc.
6.88%, 5/15/2028
(a)
52,000 46,008
10.50%, 5/15/2029
(a)
62,000 47,839
TPro Acquisition Corp., 11.00%,
10/15/2024
(a)
40,000 39,857
Travel + Leisure Co.
6.60%, 10/01/2025 29,000 29,133
6.63%, 7/31/2026
(a)
52,000 51,761
6.00%, 4/01/2027 41,000 40,146
4.50%, 12/01/2029
(a)
70,000 60,325
4.63%, 3/01/2030
(a)
28,000 24,196
TRI Pointe Group, Inc.
5.25%, 6/01/2027 62,000 59,906
5.70%, 6/15/2028 41,000 39,380
Under Armour, Inc., 3.25%, 6/15/2026 172,000 157,764
United Airlines Holdings, Inc., 4.88%,
1/15/2025 25,000 24,465
United Airlines Pass-Through Trust, Series
2019-2, Class B, 3.50%, 5/01/2028 43,884 39,500
United Airlines, Inc.
4.38%, 4/15/2026
(a)
196,000 185,648
4.63%, 4/15/2029
(a)
176,000 159,558
Universal Entertainment Corp., 8.75%,
12/11/2024
(a)(f)
92,000 92,709
US Airways Pass-Through Trust
Series 2012-2, Class A, 4.63%, 6/03/2025 32,627 30,970
Series 2013-1, Class A, 3.95%, 11/15/2025 58,364 54,726
Vail Resorts, Inc., 6.25%, 5/15/2025
(a)
83,000 83,188
Victoria's Secret & Co., 4.63%, 7/15/2029
(a)
30,000 22,509

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Consumer, Cyclical – 24.3% (continued)
Viking Cruises Ltd.
6.25%, 5/15/2025
(a)
20,000 19,656
5.88%, 9/15/2027
(a)
71,000 66,347
7.00%, 2/15/2029
(a)
52,000 49,106
9.13%, 7/15/2031
(a)
56,000 57,477
Viking Ocean Cruises Ship VII Ltd., 5.63%,
2/15/2029
(a)
25,000 23,245
Vista Outdoor, Inc., 4.50%, 3/15/2029
(a)
23,000 19,568
VistaJet Malta Finance PLC / XO Management
Holding, Inc.
7.88%, 5/01/2027
(a)
56,000 51,947
6.38%, 2/01/2030
(a)
93,000 78,700
VOC Escrow Ltd., 5.00%, 2/15/2028
(a)
50,000 46,473
Wabash National Corp., 4.50%, 10/15/2028
(a)
35,000 29,517
Wheel Pros, Inc., 6.50%, 5/15/2029
(a)
30,000 10,171
White Capital Buyer LLC, 6.88%,
10/15/2028
(a)
62,000 56,035
White Capital Parent LLC, 8.25%,
3/15/2026
(a)(c)
25,000 24,189
William Carter Co. (The), 5.63%, 3/15/2027
(a)
66,000 64,540
Windsor Holdings III LLC, 8.50%,
6/15/2030
(a)
27,000 27,151
Winnebago Industries, Inc., 6.25%,
7/15/2028
(a)
30,000 29,275
WMG Acquisition Corp.
3.75%, 12/01/2029
(a)
60,000 52,593
3.88%, 7/15/2030
(a)
50,000 43,796
3.00%, 2/15/2031
(a)(b)
75,000 61,340
Wolverine World Wide, Inc., 4.00%,
8/15/2029
(a)
36,000 28,270
Wyndham Hotels & Resorts, Inc., 4.38%,
8/15/2028
(a)
45,000 41,485
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp.
5.50%, 3/01/2025
(a)
144,000 141,142
5.25%, 5/15/2027
(a)
85,000 80,662
Wynn Macau Ltd.
4.88%, 10/01/2024
(a)(b)
15,000 14,635
5.50%, 1/15/2026
(a)
139,000 131,001
5.50%, 10/01/2027
(a)
55,000 49,863
5.63%, 8/26/2028
(a)
170,000 151,722
5.13%, 12/15/2029
(a)
70,000 59,040
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp.
5.13%, 10/01/2029
(a)
56,000 50,740
7.13%, 2/15/2031
(a)(b)
51,000 50,996
Yum! Brands, Inc.
4.75%, 1/15/2030
(a)
123,000 115,007
3.63%, 3/15/2031 141,000 120,657
4.63%, 1/31/2032 149,000 134,962
5.38%, 4/01/2032 125,000 118,299
6.88%, 11/15/2037 55,000 59,360
5.35%, 11/01/2043 15,000 13,550
ZF North America Capital, Inc.
4.75%, 4/29/2025
(a)
101,000 98,006
7.13%, 4/14/2030
(a)
85,000 87,447
27,730,138
Consumer, Non-cyclical – 14.9%
180 Medical, Inc., 3.88%, 10/15/2029
(a)
80,000 70,050
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Consumer, Non-cyclical – 14.9% (continued)
Acadia Healthcare Co., Inc.
5.50%, 7/01/2028
(a)
55,000 52,678
5.00%, 4/15/2029
(a)
11,000 10,208
ACCO Brands Corp., 4.25%, 3/15/2029
(a)
50,000 42,941
AdaptHealth LLC
6.13%, 8/01/2028
(a)
21,000 18,908
4.63%, 8/01/2029
(a)
59,000 48,541
5.13%, 3/01/2030
(a)
46,000 38,220
ADT Security Corp. (The)
4.13%, 8/01/2029
(a)
55,000 47,885
4.88%, 7/15/2032
(a)
48,000 41,500
Adtalem Global Education, Inc., 5.50%,
3/01/2028
(a)
36,000 33,568
AHP Health Partners, Inc., 5.75%,
7/15/2029
(a)
25,000 21,760
Akumin Escrow, Inc., 7.50%, 8/01/2028
(a)
25,000 18,846
Akumin, Inc., 7.00%, 11/01/2025
(a)
105,000 90,313
Albertsons Cos., Inc. / Safeway, Inc. / New
Albertsons LP / Albertsons LLC
3.25%, 3/15/2026
(a)
95,000 88,368
7.50%, 3/15/2026
(a)
8,000 8,138
4.63%, 1/15/2027
(a)
136,000 128,906
5.88%, 2/15/2028
(a)
100,000 97,818
6.50%, 2/15/2028
(a)
80,000 79,704
3.50%, 3/15/2029
(a)
107,000 93,119
4.88%, 2/15/2030
(a)
114,000 104,870
Albion Financing 1 Sarl / Aggreko Holdings,
Inc., 6.13%, 10/15/2026
(a)
120,000 113,384
Albion Financing 2 Sarl, 8.75%, 4/15/2027
(a)
105,000 97,682
Allied Universal Holdco LLC / Allied Universal
Finance Corp.
6.63%, 7/15/2026
(a)
150,000 143,416
9.75%, 7/15/2027
(a)
114,000 104,592
6.00%, 6/01/2029
(a)
85,000 64,950
Allied Universal Holdco LLC / Allied Universal
Finance Corp. / Atlas Luxco 4 Sarl
4.63%, 6/01/2028
(a)
96,000 81,753
4.63%, 6/01/2028
(a)
59,000 50,015
Alta Equipment Group, Inc., 5.63%,
4/15/2026
(a)
39,000 36,491
AMN Healthcare, Inc.
4.63%, 10/01/2027
(a)
55,000 51,690
4.00%, 4/15/2029
(a)
25,000 22,200
APi Group DE, Inc.
4.13%, 7/15/2029
(a)
31,000 26,960
4.75%, 10/15/2029
(a)
40,000 35,609
Aptim Corp., 7.75%, 6/15/2025
(a)
42,000 34,144
APX Group, Inc.
6.75%, 2/15/2027
(a)
54,000 52,869
5.75%, 7/15/2029
(a)
65,000 56,466
ASGN, Inc., 4.63%, 5/15/2028
(a)
70,000 64,555
Avantor Funding, Inc.
4.63%, 7/15/2028
(a)
143,000 132,715
3.88%, 11/01/2029
(a)
110,000 96,281
Avis Budget Car Rental LLC / Avis Budget
Finance, Inc.
5.75%, 7/15/2027
(a)
11,000 10,598
5.75%, 7/15/2027
(a)
5,000 4,726
4.75%, 4/01/2028
(a)
11,000 9,981

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Consumer, Non-cyclical – 14.9% (continued)
5.38%, 3/01/2029
(a)
30,000 27,896
Avon Products, Inc., 8.45%, 3/15/2043 15,000 17,794
B&G Foods, Inc.
5.25%, 4/01/2025 86,000 81,803
5.25%, 9/15/2027 81,000 69,797
Bausch Health Americas, Inc.
9.25%, 4/01/2026
(a)
130,000 111,215
8.50%, 1/31/2027
(a)
55,000 31,360
Bausch Health Cos., Inc.
5.50%, 11/01/2025
(a)
128,000 115,166
9.00%, 12/15/2025
(a)
46,000 42,398
6.13%, 2/01/2027
(a)
90,000 59,353
5.75%, 8/15/2027
(a)
30,000 19,194
7.00%, 1/15/2028
(a)
13,000 6,228
4.88%, 6/01/2028
(a)
145,000 87,976
11.00%, 9/30/2028
(a)
158,000 116,968
5.00%, 2/15/2029
(a)
46,000 21,115
6.25%, 2/15/2029
(a)
71,000 33,024
7.25%, 5/30/2029
(a)
29,000 13,550
5.25%, 1/30/2030
(a)
70,000 31,444
14.00%, 10/15/2030
(a)
31,000 19,720
5.25%, 2/15/2031
(a)
52,000 23,699
BellRing Brands, Inc., 7.00%, 3/15/2030
(a)
95,000 95,328
Block, Inc.
2.75%, 6/01/2026 122,000 111,571
3.50%, 6/01/2031
(b)
47,000 39,373
Brink's Co. (The)
5.50%, 7/15/2025
(a)
64,000 63,351
4.63%, 10/15/2027
(a)
35,000 32,903
C&S Group Enterprises LLC, 5.00%,
12/15/2028
(a)
35,000 27,336
Cano Health LLC, 6.25%, 10/01/2028
(a)
43,000 26,786
Carriage Services, Inc., 4.25%, 5/15/2029
(a)
23,000 19,929
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027
(a)
26,000 24,365
3.13%, 2/15/2029
(a)(b)
160,000 133,600
3.50%, 4/01/2030
(a)(b)
11,000 9,192
Central Garden & Pet Co.
5.13%, 2/01/2028 27,000 25,558
4.13%, 10/15/2030 48,000 40,803
4.13%, 4/30/2031
(a)
11,000 9,203
Charles River Laboratories International, Inc.
4.25%, 5/01/2028
(a)
51,000 47,108
3.75%, 3/15/2029
(a)
41,000 36,285
4.00%, 3/15/2031
(a)(b)
44,000 38,345
Cheplapharm Arzneimittel GMBH, 5.50%,
1/15/2028
(a)
55,000 50,082
Chobani LLC / Chobani Finance Corp., Inc.
7.50%, 4/15/2025
(a)
100,000 100,070
4.63%, 11/15/2028
(a)
90,000 82,035
CHS/Community Health Systems, Inc.
8.00%, 3/15/2026
(a)
182,000 178,810
5.63%, 3/15/2027
(a)
166,000 148,039
8.00%, 12/15/2027
(a)
40,000 39,092
6.88%, 4/01/2028
(a)
60,000 37,501
6.00%, 1/15/2029
(a)
75,000 64,803
6.88%, 4/15/2029
(a)
118,000 78,274
6.13%, 4/01/2030
(a)
85,000 53,619
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Consumer, Non-cyclical – 14.9% (continued)
5.25%, 5/15/2030
(a)
130,000 103,997
4.75%, 2/15/2031
(a)
89,000 67,466
Cimpress PLC, 7.00%, 6/15/2026 90,000 84,890
CoreCivic, Inc.
8.25%, 4/15/2026 70,000 70,527
4.75%, 10/15/2027 60,000 52,790
CoreLogic, Inc., 4.50%, 5/01/2028
(a)
44,000 36,134
Coty, Inc.
5.00%, 4/15/2026
(a)
55,000 53,028
6.50%, 4/15/2026
(a)
34,000 33,802
Coty, Inc. / HFC Prestige Products, Inc. /
HFC Prestige International US LLC, 4.75%,
1/15/2029
(a)
23,000 21,343
CPI CG, Inc., 8.63%, 3/15/2026
(a)
55,000 52,983
Darling Ingredients, Inc.
5.25%, 4/15/2027
(a)
43,000 41,770
6.00%, 6/15/2030
(a)
95,000 93,649
DaVita, Inc.
4.63%, 6/01/2030
(a)
291,000 248,488
3.75%, 2/15/2031
(a)
146,000 116,684
Deluxe Corp., 8.00%, 6/01/2029
(a)
40,000 33,575
Edgewell Personal Care Co.
5.50%, 6/01/2028
(a)(b)
85,000 80,891
4.13%, 4/01/2029
(a)
70,000 61,220
Elanco Animal Health, Inc., 6.65%, 8/28/2028 26,000 25,691
Embecta Corp.
5.00%, 2/15/2030
(a)
41,000 33,831
6.75%, 2/15/2030
(a)
62,000 54,646
Emergent Biosolutions, Inc., 3.88%,
8/15/2028
(a)
45,000 24,493
Encompass Health Corp.
5.75%, 9/15/2025 45,000 44,794
4.50%, 2/01/2028 76,000 70,554
4.75%, 2/01/2030 86,000 78,163
FAGE International SA / FAGE USA Dairy
Industry, Inc., 5.63%, 8/15/2026
(a)
25,000 23,695
Fortrea Holdings, Inc., 7.50%, 7/01/2030
(a)
40,000 40,905
Garda World Security Corp.
4.63%, 2/15/2027
(a)
40,000 36,943
9.50%, 11/01/2027
(a)
46,000 45,016
7.75%, 2/15/2028
(a)
77,000 76,551
6.00%, 6/01/2029
(a)
47,000 39,134
Garden Spinco Corp., 8.63%, 7/20/2030
(a)
20,000 21,672
Gartner, Inc.
4.50%, 7/01/2028
(a)
85,000 79,504
3.63%, 6/15/2029
(a)
78,000 68,889
3.75%, 10/01/2030
(a)
96,000 83,751
GEO Group, Inc. (The)
10.50%, 6/30/2028 25,000 25,067
9.50%, 12/31/2028
(a)
20,000 19,571
Global Medical Response, Inc., 6.50%,
10/01/2025
(a)
61,000 36,300
Graham Holdings Co., 5.75%, 6/01/2026
(a)
53,000 52,093
Grand Canyon University
4.13%, 10/01/2024 75,000 71,211
4.38%, 10/01/2026 10,000 9,414
5.13%, 10/01/2028 11,000 10,073
Grifols SA, 4.75%, 10/15/2028
(a)(b)
68,000 59,887

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Consumer, Non-cyclical – 14.9% (continued)
HealthEquity, Inc., 4.50%, 10/01/2029
(a)
34,000 30,392
Heartland Dental LLC/ Heartland Dental
Finance Corp., 8.50%, 5/01/2026
(a)
22,000 19,828
Herbalife Nutrition Ltd. / HLF Financing, Inc.,
7.88%, 9/01/2025
(a)
97,000 92,519
Herc Holdings, Inc., 5.50%, 7/15/2027
(a)
134,000 128,728
Hertz Corp. (The)
4.63%, 12/01/2026
(a)
55,000 49,715
5.00%, 12/01/2029
(a)
71,000 58,646
H-Food Holdings LLC / Hearthside Finance
Co., Inc., 8.50%, 6/01/2026
(a)
31,000 11,976
HLF Financing Sarl LLC / Herbalife
International, Inc., 4.88%, 6/01/2029
(a)
105,000 79,803
Hologic, Inc.
4.63%, 2/01/2028
(a)
48,000 45,508
3.25%, 2/15/2029
(a)
115,000 100,654
Horizon Therapeutics USA, Inc., 5.50%,
8/01/2027
(a)
5,000 5,052
Ingles Markets, Inc., 4.00%, 6/15/2031
(a)
55,000 46,588
IQVIA, Inc.
5.00%, 10/15/2026
(a)
112,000 108,851
5.00%, 5/15/2027
(a)
145,000 139,936
6.50%, 5/15/2030
(a)
43,000 43,423
Jazz Securities DAC, 4.38%, 1/15/2029
(a)
179,000 159,237
Kedrion SpA, 6.50%, 9/01/2029
(a)
50,000 43,464
KeHE Distributors LLC / KeHE Finance Corp.,
8.63%, 10/15/2026
(a)
20,000 20,006
Korn Ferry, 4.63%, 12/15/2027
(a)
10,000 9,453
Kronos Acquisition Holdings, Inc. / KIK
Custom Products, Inc.
5.00%, 12/31/2026
(a)
26,000 24,180
7.00%, 12/31/2027
(a)
35,000 30,798
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028
(a)
45,000 42,692
4.13%, 1/31/2030
(a)
89,000 78,545
4.38%, 1/31/2032
(a)
120,000 105,615
Land O'Lakes Capital Trust I, 7.45%,
3/15/2028
(a)
20,000 18,876
Legacy LifePoint Health LLC
6.75%, 4/15/2025
(a)
118,000 119,756
4.38%, 2/15/2027
(a)
40,000 34,510
Legends Hospitality Holding Co. LLC /
Legends Hospitality Co.-Issuer, Inc., 5.00%,
2/01/2026
(a)
31,000 29,067
LifePoint Health, Inc., 5.38%, 1/15/2029
(a)
45,000 31,860
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
10.00%, 4/15/2025
(a)
30,000 5,950
11.50%, 12/15/2028
(a)(d)
40,000 34,078
10.00%, 6/15/2029
(a)(d)
31,000 5,085
Matthews International Corp., 5.25%,
12/01/2025
(a)
28,000 27,104
Medline Borrower LP
3.88%, 4/01/2029
(a)
436,000 382,045
5.25%, 10/01/2029
(a)(b)
173,000 153,613
Metis Merger Sub LLC, 6.50%, 5/15/2029
(a)
60,000 50,893
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/2029
(a)
56,000 40,174
ModivCare, Inc., 5.88%, 11/15/2025
(a)
96,000 89,230
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Consumer, Non-cyclical – 14.9% (continued)
Molina Healthcare, Inc.
4.38%, 6/15/2028
(a)
103,000 94,427
3.88%, 11/15/2030
(a)
66,000 56,447
3.88%, 5/15/2032
(a)
95,000 79,328
MPH Acquisition Holdings LLC
5.50%, 9/01/2028
(a)
158,000 137,723
5.75%, 11/01/2028
(a)(b)
100,000 76,574
Neptune Bidco US, Inc., 9.29%, 4/15/2029
(a)
328,000 301,720
NESCO Holdings II, Inc., 5.50%, 4/15/2029
(a)
79,000 71,956
Option Care Health, Inc., 4.38%, 10/31/2029
(a)
33,000 29,382
Organon & Co. / Organon Foreign Debt Co.-
Issuer BV
4.13%, 4/30/2028
(a)
216,000 193,593
5.13%, 4/30/2031
(a)
155,000 131,362
Oriflame Investment Holding PLC, 5.13%,
5/04/2026
(a)
55,000 19,116
Owens & Minor, Inc.
4.38%, 12/15/2024 20,000 19,493
4.50%, 3/31/2029
(a)(b)
44,000 37,904
6.63%, 4/01/2030
(a)(b)
82,000 75,163
P&L Development LLC / PLD Finance Corp.,
7.75%, 11/15/2025
(a)
29,000 25,031
Paysafe Finance PLC / Paysafe Holdings US
Corp., 4.00%, 6/15/2029
(a)(b)
53,000 43,200
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/2029
(a)
50,000 27,629
Pediatrix Medical Group, Inc., 5.38%,
2/15/2030
(a)
75,000 68,257
Performance Food Group, Inc.
6.88%, 5/01/2025
(a)
55,000 55,109
5.50%, 10/15/2027
(a)
150,000 145,208
4.25%, 8/01/2029
(a)
140,000 124,154
Perrigo Finance Unlimited Co.
3.90%, 12/15/2024 55,000 53,295
4.38%, 3/15/2026 85,000 80,899
4.65%, 6/15/2030 23,000 20,604
Post Holdings, Inc.
5.75%, 3/01/2027
(a)
75,000 73,462
5.63%, 1/15/2028
(a)
142,000 137,341
5.50%, 12/15/2029
(a)
149,000 138,346
4.63%, 4/15/2030
(a)
145,000 127,817
4.50%, 9/15/2031
(a)
151,000 128,639
PRA Health Sciences, Inc., 2.88%, 7/15/2026
(a)
41,000 37,782
Prestige Brands, Inc.
5.13%, 1/15/2028
(a)
41,000 39,166
3.75%, 4/01/2031
(a)
60,000 50,389
Prime Healthcare Services, Inc., 7.25%,
11/01/2025
(a)
91,000 86,716
Prime Security Services Borrower LLC / Prime
Finance, Inc.
5.75%, 4/15/2026
(a)
113,000 110,811
3.38%, 8/31/2027
(a)
70,000 61,759
6.25%, 1/15/2028
(a)(b)
86,000 81,088
Primo Water Holdings, Inc., 4.38%,
4/30/2029
(a)
56,000 49,166
PROG Holdings, Inc., 6.00%, 11/15/2029
(a)
50,000 45,316
Radiology Partners, Inc., 9.25%, 2/01/2028
(a)
64,000 26,079
RegionalCare Hospital Partners Holdings,
Inc. / LifePoint Health, Inc., 9.75%,
12/01/2026
(a)
106,000 99,371

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Consumer, Non-cyclical – 14.9% (continued)
RP Escrow Issuer LLC, 5.25%, 12/15/2025
(a)
79,000 54,525
Sabre GLBL, Inc.
7.38%, 9/01/2025
(a)
131,000 118,216
11.25%, 12/15/2027
(a)
63,000 55,788
Safeway, Inc., 7.25%, 2/01/2031 15,000 15,722
SEG Holding LLC / SEG Finance Corp., 5.63%,
10/15/2028
(a)
26,000 24,581
Select Medical Corp., 6.25%, 8/15/2026
(a)
134,000 132,859
Service Corp. International
4.63%, 12/15/2027 41,000 38,908
5.13%, 6/01/2029 77,000 73,272
3.38%, 8/15/2030 65,000 54,197
4.00%, 5/15/2031 70,000 59,666
Shift4 Payments LLC / Shift4 Payments
Finance Sub, Inc., 4.63%, 11/01/2026
(a)
87,000 82,109
Sigma Holdco BV, 7.88%, 5/15/2026
(a)
40,000 34,790
Signal Parent, Inc., 6.13%, 4/01/2029
(a)
25,000 15,219
Simmons Foods, Inc./Simmons Prepared
Foods, Inc./Simmons Pet Food, Inc./
Simmons Feed Ingredients, 4.63%,
3/01/2029
(a)
75,000 62,421
Sotheby's, 7.38%, 10/15/2027
(a)
137,000 121,297
Sotheby's / Bidfair Holdings Inc., 5.88%,
6/01/2029
(a)
20,000 15,500
Spectrum Brands, Inc.
5.00%, 10/01/2029
(a)
12,000 10,846
5.50%, 7/15/2030
(a)
10,000 9,159
3.88%, 3/15/2031
(a)
34,000 28,060
StoneMor, Inc., 8.50%, 5/15/2029
(a)
25,000 21,097
Surgery Center Holdings, Inc., 10.00%,
4/15/2027
(a)
48,000 49,248
Syneos Health, Inc., 3.63%, 1/15/2029
(a)
6,000 5,956
Team Health Holdings, Inc., 6.38%,
2/01/2025
(a)
60,000 31,012
Teleflex, Inc.
4.63%, 11/15/2027 50,000 47,207
4.25%, 6/01/2028
(a)
50,000 46,261
Tenet Healthcare Corp.
4.88%, 1/01/2026 149,000 144,239
6.25%, 2/01/2027 135,000 132,439
5.13%, 11/01/2027 101,000 95,919
6.13%, 10/01/2028
(b)
216,000 205,817
4.25%, 6/01/2029 26,000 23,300
4.38%, 1/15/2030 100,000 89,236
6.13%, 6/15/2030 170,000 165,297
6.75%, 5/15/2031
(a)
75,000 74,779
Toledo Hospital (The)
Series B, 5.33%, 11/15/2028 90,000 73,071
4.98%, 11/15/2045 100,000 60,951
6.02%, 11/15/2048 55,000 37,826
Tower Health, Series 2020, 4.45%, 2/01/2050 10,000 4,612
TreeHouse Foods, Inc., 4.00%, 9/01/2028 100,000 87,293
TriNet Group, Inc., 3.50%, 3/01/2029
(a)
50,000 43,630
Triton Water Holdings, Inc., 6.25%,
4/01/2029
(a)
55,000 46,756
Turning Point Brands, Inc., 5.63%,
2/15/2026
(a)
25,000 23,226
United Natural Foods, Inc., 6.75%,
10/15/2028
(a)
53,000 44,192
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Consumer, Non-cyclical – 14.9% (continued)
United Rentals North America, Inc.
5.50%, 5/15/2027 33,000 32,451
3.88%, 11/15/2027 82,000 76,154
4.88%, 1/15/2028 165,000 157,299
5.25%, 1/15/2030 133,000 126,680
4.00%, 7/15/2030 73,000 64,551
3.88%, 2/15/2031
(b)
93,000 80,115
3.75%, 1/15/2032
(b)
80,000 67,731
Upbound Group, Inc., 6.38%, 2/15/2029
(a)
50,000 45,915
US Acute Care Solutions LLC, 6.38%,
3/01/2026
(a)
81,000 70,804
US Foods, Inc.
6.25%, 4/15/2025
(a)
75,000 75,151
4.75%, 2/15/2029
(a)
60,000 55,220
4.63%, 6/01/2030
(a)
45,000 40,471
US Renal Care, Inc., 10.63%, 7/15/2027
(a)
50,000 18,303
Varex Imaging Corp., 7.88%, 10/15/2027
(a)
30,000 30,032
Vector Group Ltd.
10.50%, 11/01/2026
(a)
40,000 40,059
5.75%, 2/01/2029
(a)
111,000 96,610
Verscend Escrow Corp., 9.75%, 8/15/2026
(a)
72,000 72,067
WASH Multifamily Acquisition, Inc., 5.75%,
4/15/2026
(a)
53,000 49,694
Williams Scotsman International, Inc.
6.13%, 6/15/2025
(a)
44,000 43,803
4.63%, 8/15/2028
(a)
40,000 36,919
WW International, Inc., 4.50%, 4/15/2029
(a)(b)
61,000 43,322
ZipRecruiter, Inc., 5.00%, 1/15/2030
(a)
65,000 55,506
17,053,592
Diversified – 0.0%
Stena International SA, 6.13%, 2/01/2025
(a)
33,000 32,548
32,548
Energy – 11.0%
Aethon United BR LP / Aethon United Finance
Corp., 8.25%, 2/15/2026
(a)
76,000 75,680
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp., 7.50%,
5/01/2025
(a)
21,000 20,966
Antero Midstream Partners LP / Antero
Midstream Finance Corp.
7.88%, 5/15/2026
(a)
50,000 51,098
5.75%, 3/01/2027
(a)
85,000 82,254
5.75%, 1/15/2028
(a)
63,000 60,576
5.38%, 6/15/2029
(a)
100,000 93,866
Antero Resources Corp.
7.63%, 2/01/2029
(a)
58,000 59,409
5.38%, 3/01/2030
(a)
74,000 68,963
Archrock Partners LP / Archrock Partners
Finance Corp.
6.88%, 4/01/2027
(a)
11,000 10,756
6.25%, 4/01/2028
(a)
74,000 70,260
Ascent Resources Utica Holdings LLC / ARU
Finance Corp.
7.00%, 11/01/2026
(a)
54,000 52,829
8.25%, 12/31/2028
(a)
87,000 86,491
5.88%, 6/30/2029
(a)
40,000 36,099
Athabasca Oil Corp., 9.75%, 11/01/2026
(a)
15,000 15,517
Baytex Energy Corp.
8.75%, 4/01/2027
(a)
20,000 20,523

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Energy – 11.0% (continued)
8.50%, 4/30/2030
(a)
148,000 150,013
Berry Petroleum Co. LLC, 7.00%, 2/15/2026
(a)
20,000 19,058
Blue Racer Midstream LLC / Blue Racer
Finance Corp.
7.63%, 12/15/2025
(a)
51,000 51,363
6.63%, 7/15/2026
(a)
20,000 19,672
Bristow Group, Inc., 6.88%, 3/01/2028
(a)
11,000 10,462
Buckeye Partners LP
4.35%, 10/15/2024 114,000 111,269
4.13%, 3/01/2025
(a)
54,000 52,058
3.95%, 12/01/2026 51,000 46,840
4.50%, 3/01/2028
(a)
54,000 48,696
6.75%, 8/15/2033 10,000 8,976
5.85%, 11/15/2043 36,000 27,828
California Resources Corp., 7.13%,
2/01/2026
(a)
28,000 28,220
Callon Petroleum Co.
6.38%, 7/01/2026
(b)
25,000 24,532
8.00%, 8/01/2028
(a)
59,000 59,943
7.50%, 6/15/2030
(a)(b)
50,000 48,528
Calumet Specialty Products Partners LP /
Calumet Finance Corp.
11.00%, 4/15/2025
(a)
17,000 17,523
8.13%, 1/15/2027
(a)
10,400 9,995
9.75%, 7/15/2028
(a)
117,000 117,054
CGG SA, 8.75%, 4/01/2027
(a)
32,000 26,972
Chesapeake Energy Corp.
5.50%, 2/01/2026
(a)
60,000 58,927
5.88%, 2/01/2029
(a)
54,000 51,640
6.75%, 4/15/2029
(a)
130,000 129,339
Chord Energy Corp., 6.38%, 6/01/2026
(a)
50,000 49,733
Civitas Resources, Inc.
5.00%, 10/15/2026
(a)
55,000 51,891
8.38%, 7/01/2028
(a)
120,000 123,448
8.75%, 7/01/2031
(a)
78,000 80,727
CNX Midstream Partners LP, 4.75%,
4/15/2030
(a)
15,000 13,031
CNX Resources Corp.
7.25%, 3/14/2027
(a)
20,000 19,979
6.00%, 1/15/2029
(a)
91,000 85,131
7.38%, 1/15/2031
(a)(b)
17,000 16,862
Comstock Resources, Inc.
6.75%, 3/01/2029
(a)
90,000 83,980
5.88%, 1/15/2030
(a)
11,000 9,738
Conuma Resources Ltd., 13.13%, 5/01/2028
(a)
20,000 18,906
CQP Holdco LP / BIP-V Chinook Holdco LLC,
5.50%, 6/15/2031
(a)
98,000 89,210
Crescent Energy Finance LLC
7.25%, 5/01/2026
(a)
60,000 59,090
9.25%, 2/15/2028
(a)
88,000 89,522
Crestwood Midstream Partners LP /
Crestwood Midstream Finance Corp.
5.75%, 4/01/2025 45,000 44,465
5.63%, 5/01/2027
(a)
52,000 49,552
6.00%, 2/01/2029
(a)
66,000 62,490
8.00%, 4/01/2029
(a)
51,000 51,926
7.38%, 2/01/2031
(a)
81,000 80,974
CrownRock LP / CrownRock Finance, Inc.
5.63%, 10/15/2025
(a)
70,000 69,105
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Energy – 11.0% (continued)
5.00%, 5/01/2029
(a)
29,000 27,285
CSI Compressco LP / CSI Compressco Finance,
Inc., 7.50%, 4/01/2025
(a)
30,000 29,344
CVR Energy, Inc.
5.25%, 2/15/2025
(a)
40,000 39,009
5.75%, 2/15/2028
(a)
35,000 31,931
Delek Logistics Partners LP / Delek Logistics
Finance Corp.
6.75%, 5/15/2025 28,000 27,473
7.13%, 6/01/2028
(a)
63,000 58,508
DT Midstream, Inc.
4.13%, 6/15/2029
(a)
65,000 57,640
4.38%, 6/15/2031
(a)
99,000 86,119
Earthstone Energy Holdings LLC
8.00%, 4/15/2027
(a)
45,000 44,740
9.88%, 7/15/2031
(a)
114,000 117,890
Encino Acquisition Partners Holdings LLC,
8.50%, 5/01/2028
(a)
59,000 54,201
Endeavor Energy Resources LP / EER Finance,
Inc., 5.75%, 1/30/2028
(a)
80,000 78,009
Enerflex Ltd., 9.00%, 10/15/2027
(a)
67,000 67,350
Energy Ventures Gom LLC / Enven Finance
Corp., 11.75%, 4/15/2026
(a)
50,000 51,722
EnLink Midstream LLC
5.63%, 1/15/2028
(a)
55,000 53,785
5.38%, 6/01/2029 12,000 11,406
6.50%, 9/01/2030
(a)
49,000 49,335
EnLink Midstream Partners LP
4.15%, 6/01/2025 33,000 31,771
4.85%, 7/15/2026 50,000 48,572
5.60%, 4/01/2044 30,000 24,812
5.05%, 4/01/2045 20,000 15,803
5.45%, 6/01/2047 55,000 45,266
EnQuest PLC, 11.63%, 11/01/2027
(a)
25,000 23,619
Enviva Partners LP / Enviva Partners Finance
Corp., 6.50%, 1/15/2026
(a)
65,000 55,151
EQM Midstream Partners LP
6.00%, 7/01/2025
(a)
24,000 23,839
4.13%, 12/01/2026 49,000 46,053
7.50%, 6/01/2027
(a)
95,000 96,475
6.50%, 7/01/2027
(a)
65,000 64,678
5.50%, 7/15/2028 52,000 50,116
4.50%, 1/15/2029
(a)
11,000 10,048
7.50%, 6/01/2030
(a)
51,000 52,579
4.75%, 1/15/2031
(a)
56,000 49,957
6.50%, 7/15/2048 72,000 65,740
FTAI Infra Escrow Holdings LLC, 10.50%,
6/01/2027
(a)
35,000 35,201
Genesis Energy LP / Genesis Energy Finance
Corp.
6.50%, 10/01/2025 38,000 37,660
6.25%, 5/15/2026 30,000 28,767
8.00%, 1/15/2027 61,000 59,998
7.75%, 2/01/2028 61,000 59,096
8.88%, 4/15/2030 62,000 61,874
Global Marine, Inc., 7.00%, 6/01/2028 25,000 21,743
Global Partners LP / GLP Finance Corp.
7.00%, 8/01/2027 16,000 15,661
6.88%, 1/15/2029 30,000 28,114

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Energy – 11.0% (continued)
Gulfport Energy Corp., 8.00%, 5/17/2026 65,000 65,835
Harbour Energy PLC, 5.50%, 10/15/2026
(a)
40,000 37,278
Harvest Midstream I LP, 7.50%, 9/01/2028
(a)
90,000 88,774
Hess Midstream Operations LP
5.63%, 2/15/2026
(a)
87,000 85,647
5.13%, 6/15/2028
(a)
76,000 72,022
4.25%, 2/15/2030
(a)
24,000 21,095
HighPeak Energy, Inc., 10.63%, 11/15/2024
(a)
15,000 15,362
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028
(a)
51,000 48,819
5.75%, 2/01/2029
(a)
50,000 46,301
6.00%, 4/15/2030
(a)
40,000 36,919
6.00%, 2/01/2031
(a)
31,000 28,235
6.25%, 4/15/2032
(a)
52,000 47,358
Holly Energy Partners LP / Holly Energy
Finance Corp.
6.38%, 4/15/2027
(a)
35,000 34,824
5.00%, 2/01/2028
(a)
20,000 18,770
Howard Midstream Energy Partners LLC,
6.75%, 1/15/2027
(a)
35,000 33,879
Ithaca Energy North Sea PLC, 9.00%,
7/15/2026
(a)
45,000 42,989
ITT Holdings LLC, 6.50%, 8/01/2029
(a)
76,000 65,453
KCA Deutag UK Finance PLC, 9.88%,
12/01/2025
(a)
56,000 55,604
Kinetik Holdings LP, 5.88%, 6/15/2030
(a)
116,000 111,472
KLX Energy Services Holdings, Inc., 11.50%,
11/01/2025
(a)
15,000 14,396
Magnolia Oil & Gas Operating LLC /
Magnolia Oil & Gas Finance Corp., 6.00%,
8/01/2026
(a)
27,000 26,437
Martin Midstream Partners LP / Martin
Midstream Finance Corp., 11.50%,
2/15/2028
(a)
25,000 24,684
Matador Resources Co., 5.88%, 9/15/2026 97,000 94,393
MEG Energy Corp.
7.13%, 2/01/2027
(a)
81,000 82,120
5.88%, 2/01/2029
(a)
114,000 109,224
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/2026
(a)
85,000 79,448
10.50%, 5/15/2027
(a)
40,000 38,977
Murphy Oil Corp.
5.75%, 8/15/2025 74,000 73,249
5.88%, 12/01/2027 52,000 51,391
6.38%, 7/15/2028 11,000 10,942
7.05%, 5/01/2029 25,000 25,455
5.88%, 12/01/2042 35,000 30,045
Nabors Industries Ltd.
7.25%, 1/15/2026
(a)
44,000 42,334
7.50%, 1/15/2028
(a)
78,000 71,573
Nabors Industries, Inc.
5.75%, 2/01/2025 41,000 40,180
7.38%, 5/15/2027
(a)
80,000 78,193
Neptune Energy Bondco PLC, 6.63%,
5/15/2025
(a)
97,000 96,593
New Fortress Energy, Inc.
6.75%, 9/15/2025
(a)
120,000 114,193
6.50%, 9/30/2026
(a)
146,000 133,966
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Energy – 11.0% (continued)
NGL Energy Operating LLC / NGL Energy
Finance Corp., 7.50%, 2/01/2026
(a)
219,000 216,956
NGL Energy Partners LP / NGL Energy
Finance Corp.
6.13%, 3/01/2025 30,000 29,382
7.50%, 4/15/2026 25,000 23,691
Nine Energy Service, Inc., 13.00%, 2/01/2028 20,000 17,546
Noble Finance II LLC, 8.00%, 4/15/2030
(a)
55,000 56,652
Northern Oil & Gas, Inc., 8.13%, 3/01/2028
(a)
90,000 89,829
Northriver Midstream Finance LP, 5.63%,
2/15/2026
(a)
50,000 47,744
NuStar Logistics LP
6.00%, 6/01/2026 55,000 54,261
5.63%, 4/28/2027 50,000 48,561
6.38%, 10/01/2030 40,000 38,585
Oceaneering International, Inc.
4.65%, 11/15/2024 25,000 24,384
6.00%, 2/01/2028 15,000 14,230
Parkland Corp.
5.88%, 7/15/2027
(a)
31,000 30,130
4.50%, 10/01/2029
(a)
95,000 83,966
4.63%, 5/01/2030
(a)
99,000 87,105
Patterson-UTI Energy, Inc.
3.95%, 2/01/2028 25,000 22,954
5.15%, 11/15/2029 16,000 14,836
PBF Holding Co. LLC / PBF Finance Corp.
7.25%, 6/15/2025 127,000 126,938
6.00%, 2/15/2028 69,000 64,983
PDC Energy, Inc., 5.75%, 5/15/2026 66,000 66,440
Permian Resources Operating LLC
5.38%, 1/15/2026
(a)
25,000 24,034
7.75%, 2/15/2026
(a)
17,000 17,192
6.88%, 4/01/2027
(a)
30,000 29,797
5.88%, 7/01/2029
(a)
50,000 47,682
Petrofac Ltd., 9.75%, 11/15/2026
(a)
59,000 46,180
Precision Drilling Corp.
7.13%, 1/15/2026
(a)
30,000 29,739
6.88%, 1/15/2029
(a)
37,000 34,871
Range Resources Corp.
4.88%, 5/15/2025 55,000 53,950
8.25%, 1/15/2029 35,000 36,420
4.75%, 2/15/2030
(a)
22,000 20,242
Rockcliff Energy II LLC, 5.50%, 10/15/2029
(a)
113,000 103,829
Rockies Express Pipeline LLC
3.60%, 5/15/2025
(a)
162,000 154,357
4.95%, 7/15/2029
(a)
50,000 45,909
4.80%, 5/15/2030
(a)
30,000 26,672
7.50%, 7/15/2038
(a)
20,000 18,449
6.88%, 4/15/2040
(a)
35,000 32,001
SM Energy Co.
5.63%, 6/01/2025 36,000 35,351
6.75%, 9/15/2026 44,000 43,287
6.63%, 1/15/2027 40,000 39,561
6.50%, 7/15/2028 11,000 10,754
Southeast Supply Header LLC, 4.25%,
6/15/2024
(a)
40,000 37,766
Southwestern Energy Co.
5.70%, 1/23/2025 22,000 21,866

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Energy – 11.0% (continued)
8.38%, 9/15/2028 15,000 15,612
5.38%, 2/01/2029 55,000 51,962
5.38%, 3/15/2030 97,000 90,744
4.75%, 2/01/2032 80,000 71,132
Strathcona Resources Ltd., 6.88%,
8/01/2026
(a)
40,000 35,157
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp.
5.75%, 4/15/2025 20,000 18,174
9.00%, 10/15/2026
(a)(f)
93,000 91,548
SunCoke Energy, Inc., 4.88%, 6/30/2029
(a)
40,000 34,630
Sunnova Energy Corp., 5.88%, 9/01/2026
(a)(b)
55,000 49,666
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/2027 86,000 85,198
5.88%, 3/15/2028 54,000 52,552
4.50%, 5/15/2029 144,000 129,503
4.50%, 4/30/2030 75,000 66,648
Tallgrass Energy Partners LP / Tallgrass
Energy Finance Corp.
7.50%, 10/01/2025
(a)
47,000 47,179
6.00%, 3/01/2027
(a)
35,000 33,281
5.50%, 1/15/2028
(a)
80,000 73,792
6.00%, 12/31/2030
(a)
68,000 60,562
6.00%, 9/01/2031
(a)
33,000 28,894
Talos Production, Inc., 12.00%, 1/15/2026 71,000 74,291
Tap Rock Resources LLC, 7.00%,
10/01/2026
(a)
25,000 25,919
TechnipFMC PLC, 6.50%, 2/01/2026
(a)
20,000 19,776
Teine Energy Ltd., 6.88%, 4/15/2029
(a)
35,000 32,355
TerraForm Power Operating LLC
5.00%, 1/31/2028
(a)
70,000 65,036
4.75%, 1/15/2030
(a)
61,000 53,986
Topaz Solar Farms LLC
4.88%, 9/30/2039
(a)
14,597 13,530
5.75%, 9/30/2039
(a)
69,831 67,457
TransMontaigne Partners LP / TLP Finance
Corp., 6.13%, 2/15/2026 21,000 18,359
Transocean Poseidon Ltd., 6.88%,
2/01/2027
(a)
11,250 11,227
Transocean Titan Financing Ltd., 8.38%,
2/01/2028
(a)
30,000 31,108
Transocean, Inc.
7.25%, 11/01/2025
(a)
30,000 29,586
7.50%, 1/15/2026
(a)
39,000 38,327
11.50%, 1/30/2027
(a)
64,000 67,151
8.00%, 2/01/2027
(a)
58,000 55,940
8.75%, 2/15/2030
(a)
35,000 36,326
7.50%, 4/15/2031 87,000 76,304
6.80%, 3/15/2038 55,000 43,940
USA Compression Partners LP / USA
Compression Finance Corp.
6.88%, 4/01/2026 73,000 72,312
6.88%, 9/01/2027 39,000 37,640
Valaris Ltd., 8.38%, 4/30/2030
(a)
63,000 64,439
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029
(a)
188,000 162,936
6.25%, 1/15/2030
(a)
90,000 88,037
4.13%, 8/15/2031
(a)
114,000 96,720
3.88%, 11/01/2033
(a)
138,000 111,852
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Energy – 11.0% (continued)
Venture Global LNG, Inc.
8.13%, 6/01/2028
(a)
114,000 115,894
8.38%, 6/01/2031
(a)
209,000 212,120
Vermilion Energy, Inc.
5.63%, 3/15/2025
(a)
25,000 24,581
6.88%, 5/01/2030
(a)
10,000 9,317
Viper Energy Partners LP, 5.38%,
11/01/2027
(a)
45,000 43,442
Vital Energy, Inc.
9.50%, 1/15/2025
(b)
90,000 89,871
10.13%, 1/15/2028 15,000 14,989
7.75%, 7/31/2029
(a)
40,000 34,295
W&T Offshore, Inc., 11.75%, 2/01/2026
(a)
25,000 25,624
Warrior Met Coal, Inc., 7.88%, 12/01/2028
(a)
40,000 40,450
Weatherford International Ltd.
6.50%, 9/15/2028
(a)
35,000 35,086
8.63%, 4/30/2030
(a)
224,000 229,504
Welltec International ApS, 8.25%,
10/15/2026
(a)
10,000 10,170
12,591,937
Financial – 10.1%
Acrisure LLC / Acrisure Finance, Inc.
7.00%, 11/15/2025
(a)
135,000 130,543
10.13%, 8/01/2026
(a)
36,000 37,119
4.25%, 2/15/2029
(a)
95,000 81,786
6.00%, 8/01/2029
(a)
38,000 32,518
Advisor Group Holdings, Inc., 10.75%,
8/01/2027
(a)
26,000 26,645
AG Issuer LLC, 6.25%, 3/01/2028
(a)
57,000 55,034
AG TTMT Escrow Issuer LLC, 8.63%,
9/30/2027
(a)
60,000 61,882
Alliant Holdings Intermediate LLC / Alliant
Holdings Co.-Issuer
4.25%, 10/15/2027
(a)
81,000 74,037
6.75%, 10/15/2027
(a)
122,000 116,028
6.75%, 4/15/2028
(a)
155,000 154,187
5.88%, 11/01/2029
(a)
26,000 23,059
Ally Financial, Inc.
5.75%, 11/20/2025
(b)
72,000 69,827
6.70%, 2/14/2033 66,000 61,333
AmWINS Group, Inc., 4.88%, 6/30/2029
(a)
68,000 62,269
Apollo Commercial Real Estate Finance, Inc.,
4.63%, 6/15/2029
(a)
39,000 31,246
Aretec Escrow Issuer, Inc., 7.50%,
4/01/2029
(a)
25,000 22,506
Armor Holdco, Inc., 8.50%, 11/15/2029
(a)
30,000 25,696
ASG Finance Designated Activity Co., 7.88%,
12/03/2024
(a)
101,000 98,238
Assurant, Inc., 7.00%, 3/27/2048 30,000 29,254
AssuredPartners, Inc.
7.00%, 8/15/2025
(a)
104,000 102,820
5.63%, 1/15/2029
(a)
57,000 49,640
Avation Capital SA, 8.25%, 10/31/2026
(a)(c)
35,876 31,370
Blackstone Mortgage Trust, Inc., 3.75%,
1/15/2027
(a)
11,000 9,468
Brightsphere Investment Group, Inc., 4.80%,
7/27/2026 24,000 22,944
Broadstreet Partners, Inc., 5.88%,
4/15/2029
(a)
61,000 54,394

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Financial – 10.1% (continued)
Brookfield Property REIT, Inc. / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LLC
5.75%, 5/15/2026
(a)
90,000 84,395
4.50%, 4/01/2027
(a)
95,000 82,116
Burford Capital Global Finance LLC
6.25%, 4/15/2028
(a)
35,000 32,421
6.88%, 4/15/2030
(a)
45,000 41,131
9.25%, 7/01/2031
(a)
34,000 34,384
Castlelake Aviation Finance DAC, 5.00%,
4/15/2027
(a)
37,000 34,136
Coinbase Global, Inc.
3.38%, 10/01/2028
(a)
90,000 63,030
3.63%, 10/01/2031
(a)
80,000 50,368
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029
(a)
100,000 91,021
5.00%, 1/15/2032
(a)
29,000 23,928
Credit Acceptance Corp.
5.13%, 12/31/2024
(a)
33,000 32,344
6.63%, 3/15/2026
(b)
63,000 61,730
CTR Partnership LP / CareTrust Capital Corp.,
3.88%, 6/30/2028
(a)
35,000 31,123
Curo Group Holdings Corp.
7.50%, 8/01/2028
(a)
90,000 22,093
7.50%, 8/01/2028
(a)
60,000 22,978
Cushman & Wakefield US Borrower LLC,
6.75%, 5/15/2028
(a)
83,000 76,178
Diversified Healthcare Trust
9.75%, 6/15/2025 40,000 39,581
4.75%, 2/15/2028 45,000 32,972
4.38%, 3/01/2031 40,000 29,168
Dresdner Funding Trust I, 8.15%,
6/30/2031
(a)
65,000 69,504
Enova International, Inc.
8.50%, 9/01/2024
(a)
60,000 59,607
8.50%, 9/15/2025
(a)
33,000 32,540
Finance of America Funding LLC, 7.88%,
11/15/2025
(a)
33,000 27,755
Five Point Operating Co. LP / Five Point
Capital Corp., 7.88%, 11/15/2025
(a)
52,000 49,527
Freedom Mortgage Corp.
8.13%, 11/15/2024
(a)
25,000 24,883
8.25%, 4/15/2025
(a)
40,000 39,532
Genworth Holdings, Inc., 6.50%, 6/15/2034 30,000 26,235
Global Aircraft Leasing Co. Ltd., 6.50%,
9/15/2024
(a)(c)
152,910 144,119
Global Atlantic Finance Co., 4.70%,
10/15/2051
(a)
75,000 54,049
Global NET Lease, Inc. / Global NET
Lease Operating Partnership LP, 3.75%,
12/15/2027
(a)
40,000 31,936
goeasy Ltd.
5.38%, 12/01/2024
(a)
43,000 41,919
4.38%, 5/01/2026
(a)
25,000 22,890
Greystar Real Estate Partners LLC, 5.75%,
12/01/2025
(a)
40,000 39,416
GTCR AP Finance, Inc., 8.00%, 5/15/2027
(a)
35,000 34,668
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 4/15/2025
(a)
21,000 20,683
3.38%, 6/15/2026
(a)
84,000 75,818
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Financial – 10.1% (continued)
3.75%, 9/15/2030
(a)
45,000 35,990
Hightower Holding LLC, 6.75%, 4/15/2029
(a)
19,000 16,750
Home Point Capital, Inc., 5.00%, 2/01/2026
(a)
44,000 41,079
Howard Hughes Corp. (The)
5.38%, 8/01/2028
(a)
37,000 33,950
4.13%, 2/01/2029
(a)
60,000 50,770
4.38%, 2/01/2031
(a)
59,000 48,691
HUB International Ltd.
7.00%, 5/01/2026
(a)
129,000 128,738
5.63%, 12/01/2029
(a)
94,000 83,847
Hunt Cos., Inc., 5.25%, 4/15/2029
(a)
45,000 35,921
Icahn Enterprises LP / Icahn Enterprises
Finance Corp.
4.75%, 9/15/2024 125,000 120,911
6.38%, 12/15/2025 14,000 13,449
6.25%, 5/15/2026 115,000 107,924
5.25%, 5/15/2027 150,000 132,298
4.38%, 2/01/2029
(b)
85,000 68,918
Intesa Sanpaolo SpA
5.71%, 1/15/2026
(a)
39,000 37,647
4.20%, 6/01/2032
(a)
131,000 100,760
4.95%, 6/01/2042
(a)
69,000 46,483
Iron Mountain Information Management
Services, Inc., 5.00%, 7/15/2032
(a)
80,000 69,282
Iron Mountain, Inc.
4.88%, 9/15/2027
(a)
101,000 94,654
5.25%, 3/15/2028
(a)
80,000 75,128
5.00%, 7/15/2028
(a)
76,000 70,345
4.88%, 9/15/2029
(a)
130,000 117,325
5.25%, 7/15/2030
(a)
155,000 140,296
4.50%, 2/15/2031
(a)
155,000 133,482
5.63%, 7/15/2032
(a)
63,000 56,791
Jane Street Group / JSG Finance, Inc., 4.50%,
11/15/2029
(a)
55,000 48,314
Jefferies Finance LLC / JFIN Co.-Issuer Corp.,
5.00%, 8/15/2028
(a)
89,000 75,980
Jefferson Capital Holdings LLC, 6.00%,
8/15/2026
(a)
18,000 15,230
Jones Deslauriers Insurance Management,
Inc., 10.50%, 12/15/2030
(a)
15,000 14,920
Kennedy-Wilson, Inc.
4.75%, 3/01/2029 48,000 39,154
4.75%, 2/01/2030 50,000 39,012
5.00%, 3/01/2031 51,000 39,537
Ladder Capital Finance Holdings LLLP /
Ladder Capital Finance Corp.
5.25%, 10/01/2025
(a)
25,000 23,942
4.25%, 2/01/2027
(a)
55,000 49,509
4.75%, 6/15/2029
(a)
55,000 46,348
LD Holdings Group LLC
6.50%, 11/01/2025
(a)
45,000 37,386
6.13%, 4/01/2028
(a)
44,000 28,850
LFS Topco LLC, 5.88%, 10/15/2026
(a)
20,000 17,844
Liberty Mutual Group, Inc.
7.80%, 3/15/2037
(a)
25,000 25,874
4.13%, 12/15/2051
(a)
40,000 32,115
4.30%, 2/01/2061
(a)
66,000 41,358
Macquarie Airfinance Holdings Ltd., 8.38%,
5/01/2028
(a)
90,000 91,568

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Financial – 10.1% (continued)
MGIC Investment Corp., 5.25%, 8/15/2028 83,000 78,970
Midcap Financial Issuer Trust
6.50%, 5/01/2028
(a)
90,000 79,465
5.63%, 1/15/2030
(a)
30,000 24,008
MPT Operating Partnership LP / MPT Finance
Corp.
5.00%, 10/15/2027 161,000 141,193
4.63%, 8/01/2029 80,000 63,753
3.50%, 3/15/2031 112,000 80,658
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027
(a)
60,000 57,370
5.50%, 8/15/2028
(a)
75,000 67,994
5.13%, 12/15/2030
(a)
72,000 60,936
5.75%, 11/15/2031
(a)
66,000 56,149
Navient Corp.
5.88%, 10/25/2024 33,000 32,694
6.75%, 6/25/2025 33,000 32,640
6.75%, 6/15/2026 74,000 72,161
5.00%, 3/15/2027 89,000 80,548
4.88%, 3/15/2028 78,000 68,160
5.50%, 3/15/2029 70,000 60,318
5.63%, 8/01/2033 96,000 73,533
Necessity Retail REIT, Inc. (The) / American
Finance Operating Partner LP, 4.50%,
9/30/2028
(a)
55,000 42,996
NFP Corp.
4.88%, 8/15/2028
(a)
173,000 156,547
6.88%, 8/15/2028
(a)
145,000 128,496
7.50%, 10/01/2030
(a)
11,000 10,793
NMI Holdings, Inc., 7.38%, 6/01/2025
(a)
60,000 60,907
Office Properties Income Trust
4.50%, 2/01/2025 140,000 123,453
2.65%, 6/15/2026 35,000 25,988
2.40%, 2/01/2027 50,000 33,844
3.45%, 10/15/2031 60,000 31,644
Ohio National Financial Services, Inc.
6.80%, 1/24/2030
(a)
148,000 137,692
6.63%, 5/01/2031
(a)
20,000 18,195
OneMain Finance Corp.
6.88%, 3/15/2025 115,000 114,547
7.13%, 3/15/2026 145,000 143,593
3.50%, 1/15/2027 114,000 98,819
6.63%, 1/15/2028 79,000 74,983
3.88%, 9/15/2028 65,000 53,503
9.00%, 1/15/2029 57,000 57,917
5.38%, 11/15/2029 69,000 59,699
4.00%, 9/15/2030 80,000 62,938
Oxford Finance LLC / Oxford Finance Co.-
Issuer II, Inc., 6.38%, 2/01/2027
(a)
25,000 23,485
Pacific Western Bank, 3.25%, 5/01/2031 35,000 29,427
Park Intermediate Holdings LLC / PK
Domestic Property LLC / PK Finance
Co.-Issuer
7.50%, 6/01/2025
(a)
61,000 61,360
5.88%, 10/01/2028
(a)
98,000 90,686
4.88%, 5/15/2029
(a)
64,000 55,902
PennyMac Financial Services, Inc.
5.38%, 10/15/2025
(a)
51,000 48,744
4.25%, 2/15/2029
(a)
60,000 49,569
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Financial – 10.1% (continued)
5.75%, 9/15/2031
(a)
45,000 38,077
PHH Mortgage Corp., 7.88%, 3/15/2026
(a)
30,000 27,154
PRA Group, Inc.
7.38%, 9/01/2025
(a)
45,000 43,330
8.38%, 2/01/2028
(a)
91,000 83,414
5.00%, 10/01/2029
(a)
45,000 34,335
Provident Financing Trust I, 7.41%,
3/15/2038 5,000 5,013
Provident Funding Associates LP / PFG
Finance Corp., 6.38%, 6/15/2025
(a)
28,000 24,801
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.75%, 1/15/2029
(a)
94,000 69,525
5.25%, 4/15/2030
(a)
136,000 98,090
RHP Hotel Properties LP / RHP Finance Corp.
7.25%, 7/15/2028
(a)
52,000 52,928
4.50%, 2/15/2029
(a)
51,000 45,424
Rithm Capital Corp., 6.25%, 10/15/2025
(a)
45,000 42,797
RLJ Lodging Trust LP
3.75%, 7/01/2026
(a)
35,000 32,378
4.00%, 9/15/2029
(a)
25,000 20,947
Rocket Mortgage LLC / Rocket Mortgage Co.-
Issuer, Inc.
2.88%, 10/15/2026
(a)
75,000 66,827
3.63%, 3/01/2029
(a)
77,000 65,566
3.88%, 3/01/2031
(a)
115,000 94,661
4.00%, 10/15/2033
(a)
115,000 91,770
Ryan Specialty LLC, 4.38%, 2/01/2030
(a)
35,000 31,031
Sagicor Financial Co. Ltd., 5.30%, 5/13/2028
(a)
46,000 43,791
SBA Communications Corp.
3.88%, 2/15/2027 114,000 105,006
3.13%, 2/01/2029 115,000 96,960
Service Properties Trust
4.35%, 10/01/2024 77,000 73,958
4.50%, 3/15/2025 56,000 52,809
7.50%, 9/15/2025 100,000 98,864
5.25%, 2/15/2026 30,000 27,389
4.75%, 10/01/2026 40,000 34,973
4.95%, 2/15/2027 27,000 23,145
5.50%, 12/15/2027 47,000 41,254
4.95%, 10/01/2029 100,000 77,087
4.38%, 2/15/2030 30,000 22,367
SLM Corp.
4.20%, 10/29/2025 40,000 37,786
3.13%, 11/02/2026 11,000 9,675
Starwood Property Trust, Inc.
3.75%, 12/31/2024
(a)
30,000 28,728
4.75%, 3/15/2025 29,000 28,097
3.63%, 7/15/2026
(a)
11,000 9,752
4.38%, 1/15/2027
(a)
42,000 37,275
Stonex Group, Inc., 8.63%, 6/15/2025
(a)
30,000 30,389
Synchrony Financial, 7.25%, 2/02/2033 92,000 86,053
Texas Capital Bancshares, Inc., 4.00%,
5/06/2031 50,000 40,539
UniCredit SpA
5.86%, 6/19/2032
(a)
67,000 61,765
7.30%, 4/02/2034
(a)
117,000 113,549
5.46%, 6/30/2035
(a)
160,000 139,412

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Financial – 10.1% (continued)
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(a)
78,000 75,006
5.75%, 6/15/2027
(a)
52,000 48,643
5.50%, 4/15/2029
(a)
61,000 53,632
Uniti Group LP / Uniti Fiber Holdings, Inc. /
CSL Capital LLC, 6.00%, 1/15/2030
(a)
51,000 33,738
Uniti Group LP / Uniti Group Finance, Inc. /
CSL Capital LLC
10.50%, 2/15/2028
(a)
160,000 159,034
4.75%, 4/15/2028
(a)
31,000 25,841
6.50%, 2/15/2029
(a)
56,000 38,962
USI, Inc., 6.88%, 5/01/2025
(a)
50,000 49,927
Western Alliance Bancorp, 3.00%,
6/15/2031
(b)
44,000 36,232
Western Alliance Bank, 5.25%, 6/01/2030 25,000 22,556
Wilton RE Ltd., 6.00%
(a)(e)
15,000 13,427
World Acceptance Corp., 7.00%,
11/01/2026
(a)
30,000 26,467
XHR LP
6.38%, 8/15/2025
(a)
40,000 39,425
4.88%, 6/01/2029
(a)
44,000 38,335
11,548,584
Industrial – 11.6%
Advanced Drainage Systems, Inc.
5.00%, 9/30/2027
(a)
38,000 36,383
6.38%, 6/15/2030
(a)(b)
74,000 73,610
AECOM, 5.13%, 3/15/2027 84,000 81,075
AerCap Global Aviation Trust, 6.50%,
6/15/2045
(a)
9,000 8,819
Amsted Industries, Inc.
5.63%, 7/01/2027
(a)
40,000 38,891
4.63%, 5/15/2030
(a)
35,000 31,172
Arcosa, Inc., 4.38%, 4/15/2029
(a)
35,000 31,613
ARD Finance SA, 6.50%, 6/30/2027
(a)(c)
84,000 68,303
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
6.00%, 6/15/2027
(a)
56,000 55,208
3.25%, 9/01/2028
(a)
70,000 60,564
4.00%, 9/01/2029
(a)(b)
106,000 86,700
Ardagh Packaging Finance PLC / Ardagh
Holdings USA, Inc.
5.25%, 4/30/2025
(a)
127,000 124,705
4.13%, 8/15/2026
(a)
110,000 103,064
5.25%, 8/15/2027
(a)
70,000 60,034
5.25%, 8/15/2027
(a)(b)
65,000 56,057
Artera Services LLC, 9.03%, 12/04/2025
(a)
95,000 90,206
Atkore, Inc., 4.25%, 6/01/2031
(a)
35,000 30,474
ATS Corp., 4.13%, 12/15/2028
(a)
20,000 17,954
Ball Corp.
5.25%, 7/01/2025 115,000 113,991
4.88%, 3/15/2026 98,000 95,784
6.88%, 3/15/2028 64,000 65,433
6.00%, 6/15/2029 43,000 43,000
2.88%, 8/15/2030 125,000 103,133
3.13%, 9/15/2031 140,000 115,204
Berry Global, Inc.
4.50%, 2/15/2026
(a)
5,000 4,778
5.63%, 7/15/2027
(a)(b)
87,000 85,332
Boise Cascade Co., 4.88%, 7/01/2030
(a)
10,000 9,158
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Industrial – 11.6% (continued)
Bombardier, Inc.
7.13%, 6/15/2026
(a)
105,000 104,156
7.88%, 4/15/2027
(a)
163,000 162,624
6.00%, 2/15/2028
(a)(b)
44,000 41,387
7.50%, 2/01/2029
(a)
58,000 57,402
7.45%, 5/01/2034
(a)
15,000 17,217
Brand Industrial Services, Inc., 10.38%,
8/01/2030
(a)
41,000 41,837
Brundage-Bone Concrete Pumping Holdings,
Inc., 6.00%, 2/01/2026
(a)
42,000 40,313
Builders FirstSource, Inc.
5.00%, 3/01/2030
(a)
40,000 37,422
4.25%, 2/01/2032
(a)
125,000 108,529
6.38%, 6/15/2032
(a)
45,000 44,854
BWX Technologies, Inc.
4.13%, 6/30/2028
(a)
82,000 75,132
4.13%, 4/15/2029
(a)
11,000 9,969
Camelot Return Merger Sub, Inc., 8.75%,
8/01/2028
(a)
76,000 74,343
Cargo Aircraft Management, Inc., 4.75%,
2/01/2028
(a)
53,000 47,200
Carriage Purchaser, Inc., 7.88%, 10/15/2029
(a)
25,000 19,678
Cascades, Inc. / Cascades USA, Inc.
5.13%, 1/15/2026
(a)
20,000 19,259
5.38%, 1/15/2028
(a)
35,000 33,042
Cellnex Finance Co. SA, 3.88%, 7/07/2041
(a)
55,000 39,989
Chart Industries, Inc.
7.50%, 1/01/2030
(a)
186,000 190,832
9.50%, 1/01/2031
(a)
78,000 84,123
Clean Harbors, Inc.
4.88%, 7/15/2027
(a)
44,000 42,207
5.13%, 7/15/2029
(a)
25,000 23,931
6.38%, 2/01/2031
(a)
50,000 50,309
Clearwater Paper Corp.
5.38%, 2/01/2025
(a)
20,000 19,656
4.75%, 8/15/2028
(a)
10,000 8,842
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029
(a)
36,000 34,446
8.75%, 4/15/2030
(a)
111,000 100,665
Coherent Corp., 5.00%, 12/15/2029
(a)(b)
52,000 46,820
Cornerstone Building Brands, Inc., 6.13%,
1/15/2029
(a)
33,000 27,267
Covanta Holding Corp.
4.88%, 12/01/2029
(a)
65,000 57,765
5.00%, 9/01/2030 24,000 21,011
CP Atlas Buyer, Inc., 7.00%, 12/01/2028
(a)
43,000 35,655
Crown Americas LLC, 5.25%, 4/01/2030 25,000 23,795
Crown Americas LLC / Crown Americas
Capital Corp. V, 4.25%, 9/30/2026 35,000 33,170
Crown Americas LLC / Crown Americas
Capital Corp. VI, 4.75%, 2/01/2026 113,000 109,324
Crown Cork & Seal Co., Inc., 7.38%,
12/15/2026 30,000 31,278
Danaos Corp., 8.50%, 3/01/2028
(a)
20,000 20,183
Dycom Industries, Inc., 4.50%, 4/15/2029
(a)
25,000 22,623
Eco Material Technologies, Inc., 7.88%,
1/31/2027
(a)
69,000 66,396
Emerald Debt Merger Sub LLC, 6.63%,
12/15/2030
(a)
120,000 119,431

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Industrial – 11.6% (continued)
Energizer Holdings, Inc.
6.50%, 12/31/2027
(a)
30,000 29,280
4.75%, 6/15/2028
(a)
53,000 47,559
4.38%, 3/31/2029
(a)
59,000 51,217
EnerSys, 4.38%, 12/15/2027
(a)
18,000 16,700
EnPro Industries, Inc., 5.75%, 10/15/2026 35,000 34,237
Enviri Corp., 5.75%, 7/31/2027
(a)
50,000 43,196
F-Brasile SpA / F-Brasile US LLC, Series XR,
7.38%, 8/15/2026
(a)
35,000 32,211
First Student Bidco, Inc. / First Transit Parent,
Inc., 4.00%, 7/31/2029
(a)
55,000 46,685
Fluor Corp.
3.50%, 12/15/2024 20,000 19,475
4.25%, 9/15/2028
(b)
20,000 18,692
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/2025
(a)
56,000 55,477
9.75%, 8/01/2027
(a)
34,000 35,359
5.50%, 5/01/2028
(a)
120,000 110,907
FXI Holdings, Inc., 12.25%, 11/15/2026
(a)
75,000 69,760
Gates Global LLC / Gates Corp., 6.25%,
1/15/2026
(a)(b)
39,000 38,760
GFL Environmental, Inc.
4.25%, 6/01/2025
(a)
68,000 65,890
3.75%, 8/01/2025
(a)
79,000 75,501
5.13%, 12/15/2026
(a)
57,000 55,473
4.00%, 8/01/2028
(a)
67,000 59,964
3.50%, 9/01/2028
(a)
126,000 112,168
4.75%, 6/15/2029
(a)
50,000 45,574
4.38%, 8/15/2029
(a)
98,000 87,315
Global Infrastructure Solutions, Inc.
5.63%, 6/01/2029
(a)
35,000 29,472
7.50%, 4/15/2032
(a)
55,000 46,727
Graftech Finance, Inc., 4.63%, 12/15/2028
(a)
55,000 45,701
Graham Packaging Co., Inc., 7.13%,
8/15/2028
(a)
55,000 48,201
Graphic Packaging International LLC
4.75%, 7/15/2027
(a)
18,000 17,319
3.50%, 3/15/2028
(a)
46,000 41,396
3.50%, 3/01/2029
(a)
30,000 26,211
3.75%, 2/01/2030
(a)
20,000 17,375
Great Lakes Dredge & Dock Corp., 5.25%,
6/01/2029
(a)(b)
15,000 12,733
Griffon Corp., 5.75%, 3/01/2028 75,000 70,559
Hillenbrand, Inc.
5.75%, 6/15/2025 32,000 31,778
5.00%, 9/15/2026 33,000 32,446
3.75%, 3/01/2031 40,000 34,414
Howmet Aerospace, Inc.
5.13%, 10/01/2024 26,000 25,761
6.88%, 5/01/2025 50,000 50,744
5.90%, 2/01/2027 50,000 50,416
6.75%, 1/15/2028 56,000 58,132
3.00%, 1/15/2029 75,000 65,648
5.95%, 2/01/2037 48,000 48,704
Husky III Holding Ltd., 13.00%, 2/15/2025
(a)(c)
35,000 32,778
Imola Merger Corp., 4.75%, 5/15/2029
(a)
227,000 199,338
Innovate Corp., 8.50%, 2/01/2026
(a)
45,000 34,396
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Industrial – 11.6% (continued)
Intelligent Packaging Ltd. Finco, Inc. /
Intelligent Packaging Ltd. Co.-Issuer LLC,
6.00%, 9/15/2028
(a)
61,000 54,094
James Hardie International Finance DAC,
5.00%, 1/15/2028
(a)
55,000 52,419
JELD-WEN, Inc.
4.63%, 12/15/2025
(a)
25,000 24,572
4.88%, 12/15/2027
(a)
31,000 27,895
JPW Industries Holding Corp., 9.00%,
10/01/2024
(a)
20,000 18,599
Knife River Corp., 7.75%, 5/01/2031
(a)
86,000 87,983
LABL, Inc.
6.75%, 7/15/2026
(a)
64,000 62,878
10.50%, 7/15/2027
(a)
108,000 102,885
5.88%, 11/01/2028
(a)
40,000 36,652
9.50%, 11/01/2028
(a)
35,000 35,867
8.25%, 11/01/2029
(a)
50,000 41,637
Likewize Corp., 9.75%, 10/15/2025
(a)
35,000 33,866
Louisiana-Pacific Corp., 3.63%, 3/15/2029
(a)
55,000 48,156
LSB Industries, Inc., 6.25%, 10/15/2028
(a)
55,000 50,559
Madison IAQ LLC
4.13%, 6/30/2028
(a)
89,000 79,235
5.88%, 6/30/2029
(a)
76,000 63,770
Manitowoc Co., Inc. (The), 9.00%,
4/01/2026
(a)(b)
26,000 26,005
Masonite International Corp.
5.38%, 2/01/2028
(a)
63,000 59,937
3.50%, 2/15/2030
(a)
20,000 16,919
Mauser Packaging Solutions Holding Co.
7.88%, 8/15/2026
(a)
247,000 246,309
9.25%, 4/15/2027
(a)
101,000 93,875
Maxim Crane Works Holdings Capital LLC,
10.13%, 8/01/2024
(a)
15,000 15,060
MIWD Holdco II LLC / MIWD Finance Corp.,
5.50%, 2/01/2030
(a)
26,000 22,043
Moog, Inc., 4.25%, 12/15/2027
(a)
42,000 38,914
Mueller Water Products, Inc., 4.00%,
6/15/2029
(a)
42,000 37,534
NAC Aviation 29 DAC, 4.75%, 6/30/2026 67,903 60,415
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/2028
(a)
59,000 55,017
9.75%, 7/15/2028
(a)
20,000 19,738
OI European Group BV, 4.75%, 2/15/2030
(a)
15,000 13,593
Oscar Acquisitionco LLC / Oscar Finance, Inc.,
9.50%, 4/15/2030
(a)
60,000 57,146
OT Merger Corp., 7.88%, 10/15/2029
(a)
23,000 14,943
Owens-Brockway Glass Container, Inc.
6.38%, 8/15/2025
(a)
24,000 24,039
6.63%, 5/13/2027
(a)
145,000 144,457
Pactiv Evergreen Group Issuer LLC / Pactiv
Evergreen Group Issuer, Inc., 4.38%,
10/15/2028
(a)
54,000 47,908
Pactiv Evergreen Group Issuer, Inc. / Pactiv
Evergreen Group Issuer LLC, 4.00%,
10/15/2027
(a)
70,000 63,088
Pactiv LLC
7.95%, 12/15/2025 17,000 17,140
8.38%, 4/15/2027 10,000 10,125
Park-Ohio Industries, Inc., 6.63%, 4/15/2027 36,000 31,761
PGT Innovations, Inc., 4.38%, 10/01/2029
(a)
31,000 28,769

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Industrial – 11.6% (continued)
Railworks Holdings LP / Railworks Rally, Inc.,
8.25%, 11/15/2028
(a)
15,000 14,158
Rand Parent LLC, 8.50%, 2/15/2030
(a)(b)
150,000 140,962
Roller Bearing Co. of America, Inc., 4.38%,
10/15/2029
(a)
42,000 37,438
Rolls-Royce PLC
3.63%, 10/14/2025
(a)
138,000 130,642
5.75%, 10/15/2027
(a)
118,000 116,178
Sealed Air Corp.
5.13%, 12/01/2024
(a)
60,000 59,295
5.50%, 9/15/2025
(a)
35,000 34,626
4.00%, 12/01/2027
(a)
63,000 58,034
6.13%, 2/01/2028
(a)(b)
11,000 10,969
5.00%, 4/15/2029
(a)
71,000 66,305
6.88%, 7/15/2033
(a)
33,000 34,434
Seaspan Corp., 5.50%, 8/01/2029
(a)
125,000 100,869
Sensata Technologies BV
5.63%, 11/01/2024
(a)
12,000 11,932
5.00%, 10/01/2025
(a)
87,000 84,796
4.00%, 4/15/2029
(a)
93,000 82,336
5.88%, 9/01/2030
(a)
45,000 43,302
Sensata Technologies, Inc.
4.38%, 2/15/2030
(a)
57,000 50,737
3.75%, 2/15/2031
(a)
78,000 65,865
Silgan Holdings, Inc., 4.13%, 2/01/2028 48,000 43,899
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/2028
(a)
130,000 123,838
Spirit AeroSystems, Inc.
7.50%, 4/15/2025
(a)
15,000 15,007
3.85%, 6/15/2026 15,000 14,065
4.60%, 6/15/2028 82,000 69,820
9.38%, 11/30/2029
(a)
84,000 90,000
SPX Flow, Inc., 8.75%, 4/01/2030
(a)
43,000 39,742
Standard Industries, Inc.
5.00%, 2/15/2027
(a)
105,000 100,422
4.75%, 1/15/2028
(a)
120,000 111,591
4.38%, 7/15/2030
(a)
216,000 187,730
3.38%, 1/15/2031
(a)
136,000 109,749
Stericycle, Inc., 3.88%, 1/15/2029
(a)
55,000 48,612
Summit Materials LLC / Summit Materials
Finance Corp.
6.50%, 3/15/2027
(a)
25,000 24,934
5.25%, 1/15/2029
(a)
80,000 75,416
Terex Corp., 5.00%, 5/15/2029
(a)
100,000 93,021
Tervita Corp., 11.00%, 12/01/2025
(a)
16,000 17,016
Titan Acquisition Ltd. / Titan Co.-Borrower
LLC, 7.75%, 4/15/2026
(a)
47,000 43,803
TK Elevator Holdco GMBH, 7.63%,
7/15/2028
(a)
30,000 27,970
TK Elevator US Newco, Inc., 5.25%,
7/15/2027
(a)
122,000 114,111
TopBuild Corp.
3.63%, 3/15/2029
(a)
45,000 39,577
4.13%, 2/15/2032
(a)
57,000 48,949
TransDigm UK Holdings PLC, 6.88%,
5/15/2026 91,000 90,535
TransDigm, Inc.
6.25%, 3/15/2026
(a)
543,000 540,451
6.38%, 6/15/2026 156,000 154,414
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Industrial – 11.6% (continued)
7.50%, 3/15/2027 58,000 57,932
5.50%, 11/15/2027 290,000 274,611
6.75%, 8/15/2028
(a)
248,000 249,201
4.63%, 1/15/2029 125,000 111,574
4.88%, 5/01/2029 20,000 18,001
Trident TPI Holdings, Inc., 12.75%,
12/31/2028
(a)
65,000 68,954
TriMas Corp., 4.13%, 4/15/2029
(a)
40,000 35,541
Trinity Industries, Inc., 4.55%, 10/01/2024 40,000 39,163
Triumph Group, Inc.
7.75%, 8/15/2025 43,000 41,614
9.00%, 3/15/2028
(a)
141,000 145,001
Trivium Packaging Finance BV
5.50%, 8/15/2026
(a)
95,000 90,239
8.50%, 8/15/2027
(a)
55,000 53,011
TTM Technologies, Inc., 4.00%, 3/01/2029
(a)
41,000 34,952
Tutor Perini Corp., 6.88%, 5/01/2025
(a)
47,000 40,265
Vertiv Group Corp., 4.13%, 11/15/2028
(a)
81,000 72,692
Victors Merger Corp., 6.38%, 5/15/2029
(a)
49,000 35,245
VM Consolidated, Inc., 5.50%, 4/15/2029
(a)
40,000 36,979
Waste Pro USA, Inc., 5.50%, 2/15/2026
(a)
42,000 39,745
Watco Cos. LLC / Watco Finance Corp., 6.50%,
6/15/2027
(a)
45,000 43,107
Weekley Homes LLC / Weekley Finance Corp.,
4.88%, 9/15/2028
(a)
80,000 72,134
Werner FinCo LP / Werner FinCo, Inc., 8.75%,
7/15/2025
(a)
25,000 20,696
WESCO Distribution, Inc.
7.13%, 6/15/2025
(a)
122,000 123,385
7.25%, 6/15/2028
(a)
133,000 135,797
Western Global Airlines LLC, 10.38%,
8/15/2025
(a)
53,000 265
XPO CNW, Inc., 6.70%, 5/01/2034 55,000 54,353
XPO Escrow Sub LLC, 7.50%, 11/15/2027
(a)
30,000 31,028
XPO, Inc., 7.13%, 6/01/2031
(a)
10,000 10,114
13,275,327
Technology – 4.5%
Ahead DB Holdings LLC, 6.63%, 5/01/2028
(a)
35,000 30,147
Alteryx, Inc., 8.75%, 3/15/2028
(a)(b)
35,000 34,054
Amkor Technology, Inc., 6.63%, 9/15/2027
(a)
100,000 100,075
ams-OSRAM AG, 7.00%, 7/31/2025
(a)
45,000 40,035
Athenahealth Group, Inc., 6.50%, 2/15/2030
(a)
199,000 168,707
Black Knight Infoserv LLC, 3.63%,
9/01/2028
(a)
111,000 101,541
Boxer Parent Co., Inc.
7.13%, 10/02/2025
(a)
52,000 52,520
9.13%, 3/01/2026
(a)
27,000 27,083
Camelot Finance SA, 4.50%, 11/01/2026
(a)
11,000 10,377
Castle US Holding Corp., 9.50%, 2/15/2028
(a)
83,000 47,352
Central Parent, Inc. / CDK Global, Inc., 7.25%,
6/15/2029
(a)
90,000 88,989
Clarivate Science Holdings Corp.
3.88%, 7/01/2028
(a)
88,000 78,549
4.88%, 7/01/2029
(a)
77,000 68,396
Cloud Software Group, Inc.
6.50%, 3/31/2029
(a)
379,000 341,335
9.00%, 9/30/2029
(a)
310,000 277,819
Conduent Business Services LLC / Conduent
State & Local Solutions, Inc., 6.00%,
11/01/2029
(a)
90,000 75,616

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Technology – 4.5% (continued)
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026
(a)
35,000 32,415
6.50%, 10/15/2028
(a)(b)
30,000 26,318
Crane NXT Co., 4.20%, 3/15/2048 60,000 41,450
Crowdstrike Holdings, Inc., 3.00%, 2/15/2029 35,000 30,222
CWT Travel Group, Inc., 8.50%, 11/19/2026
(a)
68,000 37,339
Dun & Bradstreet Corp. (The), 5.00%,
12/15/2029
(a)(b)
32,000 28,338
Elastic NV, 4.13%, 7/15/2029
(a)
40,000 34,655
Entegris Escrow Corp., 5.95%, 6/15/2030
(a)
52,000 49,842
Entegris, Inc.
4.38%, 4/15/2028
(a)
60,000 54,940
3.63%, 5/01/2029
(a)(b)
42,000 36,627
Fair Isaac Corp.
5.25%, 5/15/2026
(a)
56,000 54,948
4.00%, 6/15/2028
(a)
134,000 122,992
Helios Software Holdings, Inc. / Ion Corporate
Solutions Finance Sarl, 4.63%, 5/01/2028
(a)
20,000 17,375
KBR, Inc., 4.75%, 9/30/2028
(a)
26,000 23,794
McAfee Corp., 7.38%, 2/15/2030
(a)
140,000 121,001
Microstrategy, Inc., 6.13%, 6/15/2028
(a)
85,000 76,508
NCR Corp.
5.00%, 10/01/2028
(a)
60,000 54,375
5.13%, 4/15/2029
(a)
127,000 113,660
6.13%, 9/01/2029
(a)(b)
18,000 18,294
5.25%, 10/01/2030
(a)
50,000 44,227
ON Semiconductor Corp., 3.88%, 9/01/2028
(a)
60,000 54,344
Open Text Corp.
3.88%, 2/15/2028
(a)
135,000 120,143
3.88%, 12/01/2029
(a)
139,000 117,564
Open Text Holdings, Inc.
4.13%, 2/15/2030
(a)
69,000 59,254
4.13%, 12/01/2031
(a)
71,000 58,930
Pitney Bowes, Inc.
6.88%, 3/15/2027
(a)(b)
45,000 34,232
7.25%, 3/15/2029
(a)
70,000 47,822
Playtika Holding Corp., 4.25%, 3/15/2029
(a)
60,000 52,945
Presidio Holdings, Inc.
4.88%, 2/01/2027
(a)
11,000 10,397
8.25%, 2/01/2028
(a)
50,000 48,507
PTC, Inc.
3.63%, 2/15/2025
(a)
54,000 52,162
4.00%, 2/15/2028
(a)
27,000 24,912
Rackspace Technology Global, Inc.
3.50%, 2/15/2028
(a)
50,000 22,391
5.38%, 12/01/2028
(a)
45,000 12,604
ROBLOX Corp., 3.88%, 5/01/2030
(a)
53,000 44,824
Rocket Software, Inc., 6.50%, 2/15/2029
(a)
40,000 34,084
RRD Parent, Inc., 10.00%, 10/15/2031
(a)(c)
132,883 224,860
Science Applications International Corp.,
4.88%, 4/01/2028
(a)
55,000 51,778
Seagate HDD Cayman
4.75%, 1/01/2025 50,000 49,130
4.88%, 6/01/2027 30,000 28,958
4.09%, 6/01/2029 59,000 52,031
3.13%, 7/15/2029 87,000 66,904
4.13%, 1/15/2031 21,000 17,303
9.63%, 12/01/2032
(a)
154,000 170,593
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Technology – 4.5% (continued)
5.75%, 12/01/2034 25,000 22,243
SS&C Technologies, Inc., 5.50%, 9/30/2027
(a)
189,000 182,615
Synaptics, Inc., 4.00%, 6/15/2029
(a)(b)
30,000 25,884
Twilio, Inc.
3.63%, 3/15/2029 37,000 31,747
3.88%, 3/15/2031
(b)
37,000 31,329
Unisys Corp., 6.88%, 11/01/2027
(a)
125,000 101,859
Vericast Corp., 11.00%, 9/15/2026
(a)
187,000 195,976
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%,
9/01/2025
(a)
174,000 142,744
Virtusa Corp., 7.13%, 12/15/2028
(a)
29,000 24,361
West Technology Group LLC, 8.50%,
4/10/2027
(a)
30,000 25,327
Xerox Corp.
4.80%, 3/01/2035 26,000 17,929
6.75%, 12/15/2039 35,000 27,053
Xerox Holdings Corp.
5.00%, 8/15/2025
(a)
82,000 78,702
5.50%, 8/15/2028
(a)
91,000 79,856
ZoomInfo Technologies LLC / ZoomInfo
Finance Corp., 3.88%, 2/01/2029
(a)
145,000 124,719
5,130,931
Utilities – 2.5%
Algonquin Power & Utilities Corp., 4.75%,
1/18/2082 65,000 52,445
AmeriGas Partners LP / AmeriGas Finance
Corp.
5.50%, 5/20/2025 65,000 63,002
5.88%, 8/20/2026 60,000 56,514
5.75%, 5/20/2027 40,000 36,534
Atlantica Sustainable Infrastructure PLC,
4.13%, 6/15/2028
(a)
45,000 40,871
Calpine Corp.
5.25%, 6/01/2026
(a)
44,000 42,709
4.50%, 2/15/2028
(a)
166,000 152,496
5.13%, 3/15/2028
(a)
89,000 80,708
4.63%, 2/01/2029
(a)
115,000 99,103
5.00%, 2/01/2031
(a)
89,000 74,861
3.75%, 3/01/2031
(a)
73,000 59,874
Clearway Energy Operating LLC
4.75%, 3/15/2028
(a)
60,000 55,622
3.75%, 2/15/2031
(a)
140,000 115,996
3.75%, 1/15/2032
(a)
11,000 9,003
DPL, Inc.
4.13%, 7/01/2025 42,000 40,250
4.35%, 4/15/2029 32,000 28,201
Drax Finco PLC, 6.63%, 11/01/2025
(a)
89,000 87,734
FirstEnergy Corp.
2.05%, 3/01/2025 15,000 14,137
Series A, 1.60%, 1/15/2026 25,000 22,710
Series B, 4.15%, 7/15/2027 130,000 123,037
2.65%, 3/01/2030 45,000 37,913
Series B, 2.25%, 9/01/2030 40,000 32,293
Series C, 7.38%, 11/15/2031 50,000 56,369
Series C, 5.10%, 7/15/2047 57,000 51,680
Series C, 3.40%, 3/01/2050 100,000 68,314
Leeward Renewable Energy Operations LLC,
4.25%, 7/01/2029
(a)
40,000 35,565

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.9% (continued)
Utilities – 2.5% (continued)
NextEra Energy Operating Partners LP
3.88%, 10/15/2026
(a)
46,000 42,849
4.50%, 9/15/2027
(a)
50,000 46,781
NRG Energy, Inc.
6.63%, 1/15/2027 40,000 39,691
5.75%, 1/15/2028
(b)
72,000 68,567
3.38%, 2/15/2029
(a)
46,000 38,059
5.25%, 6/15/2029
(a)
92,000 82,991
3.63%, 2/15/2031
(a)
11,000 8,631
3.88%, 2/15/2032
(a)
150,000 116,025
Panoche Energy Center LLC, 6.89%,
7/31/2029
(a)
16,956 16,859
Pattern Energy Operations LP / Pattern
Energy Operations, Inc., 4.50%,
8/15/2028
(a)
75,000 68,223
PG&E Corp.
5.00%, 7/01/2028
(b)
85,000 78,635
5.25%, 7/01/2030 88,000 79,262
Pike Corp., 5.50%, 9/01/2028
(a)
61,000 55,219
Solaris Midstream Holdings LLC, 7.63%,
4/01/2026
(a)
28,000 27,458
Terraform Global Operating LP, 6.13%,
3/01/2026
(a)
35,000 34,230
TransAlta Corp.
7.75%, 11/15/2029 42,000 43,490
6.50%, 3/15/2040 15,000 14,444
Vistra Operations Co. LLC
5.50%, 9/01/2026
(a)
93,000 90,025
5.63%, 2/15/2027
(a)
121,000 117,000
5.00%, 7/31/2027
(a)
120,000 112,903
4.38%, 5/01/2029
(a)
126,000 111,238
2,830,521
Total Corporate Bonds (cost $115,509,938) 111,808,496
Shares
Investment Companies – 1.0%
Registered Investment Companies – 1.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.30%
(g)(h)
(cost $1,149,305) 1,149,305 1,149,305
Investment of Cash Collateral for Securities Loaned – 4.0%
Registered Investment Companies – 4.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.30%
(g)(h)
(cost $4,539,620) 4,539,620 4,539,620
Total Investments (cost $121,198,863) 102.9% 117,497,421
Liabilities, Less Cash and Receivables (2.9)% (3,331,573)
Net Assets 100.0% 114,165,848
REIT—Real Estate Investment Trust
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, these securities were valued at $84,832,237 or 74.31% of net assets.
(b)
Security, or portion thereof, on loan. At July 31, 2023, the value of the fund’s securities on loan was $4,645,126 and the value of the collateral was $4,829,906, consisting of cash collateral of
$4,539,620 and U.S. Government & Agency securities valued at $290,286. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Payment-in-kind security and interest may be paid in additional par.
(d)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at July 31, 2023 was $87,407, which represented
0.08% of the Fund’s Net Assets.

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statements of Investments
(e)
Perpetual bond with no specified maturity date.
(f)
Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(h)
The rate shown is the 1-day yield as of July 31, 2023.

NOTES TO STATEMENTS OF INVESTMENTS
(Unaudited)
The Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) is the exclusive
reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by
nongovernmental entities. Rules and interpretive releases of the
Securities and Exchange Commission (“SEC”) under authority
of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946
Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may
require the use of management estimates and assumptions.
Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements).
Additionally, GAAP provides guidance on determining whether
the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for
identical investments.
Level 2
—
other significant observable inputs (including
quoted prices for similar investments, interest rates,
prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the
funds’ own assumptions in determining the fair value of
investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated
the Adviser as each fund’s valuation designee to make all fair value determinations with respect to each fund’s portfolio of investments, subject to the Board’s oversight and pursuant to
Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not
including investments in other open-end registered investment companies) are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System for which
market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities excluding short-term investments
(other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”)
approved by the Board. Investments for which quoted bid
prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). Securities are valued as determined by a
Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers;
and general market conditions. Each Service and independent
valuation firm is engaged under the general oversight of the
Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on
disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally
categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to
U.S. dollars at the prevailing rates of exchange.
Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy.

NOTES TO STATEMENTS OF INVESTMENTS
(Unaudited) (continued)
The table below summarizes the inputs used as of July 31, 2023 in valuing each fund’s investments:
Fair Value Measurements
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 -  Significant
Unobservable Inputs Total
BNY Mellon US Large Cap Core Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 1,853,747,530 — — 1,853,747,530
Investment Companies 3,065,529 — — 3,065,529
Other Financial Instruments:
Futures
††
147,989 — — 147,989
BNY Mellon US Mid Cap Core Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 445,521,206 — — 445,521,206
Investment Companies 1,037,519 — — 1,037,519
Investment of Cash Collateral for Securities
Loaned 742,105 — — 742,105
Other Financial Instruments:
Futures
††
77,434 — — 77,434
BNY Mellon US Small Cap Core Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 110,312,699 — — 110,312,699
Investment Companies 250,168 — — 250,168
Investment of Cash Collateral for Securities
Loaned 1,361,928 — — 1,361,928
Other Financial Instruments:
Futures
††
23,223 — — 23,223
BNY Mellon International Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 476,399,097 — 0 476,399,097
Preferred Stocks 1,591,958 — — 1,591,958
Investment Companies 163,047 — — 163,047
Investment of Cash Collateral for Securities
Loaned 669,796 — — 669,796
Other Financial Instruments:
Futures
††
44,899 — — 44,899
BNY Mellon Emerging Markets Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 95,716,659 159,429 0 95,876,088
Preferred Stocks 2,410,559 — 0 2,410,559
Investment Companies 160,746 — — 160,746
Investment of Cash Collateral for Securities
Loaned 258,024 — — 258,024
Other Financial Instruments:
Futures
††
39,993 — — 39,993
BNY Mellon Core Bond ETF
Assets ($)
Investments In Securities:
†
Asset-Backed Securities — 1,981,325 — 1,981,325
Commercial Mortgage-Backed Securities — 4,269,336 — 4,269,336
Corporate Bonds — 117,296,187 — 117,296,187
Foreign Governmental — 7,788,683 — 7,788,683
Municipal Securities — 1,362,066 — 1,362,066
Supranational Bank — 7,215,494 — 7,215,494
U.S. Government Agencies — 136,426,203 — 136,426,203
U.S. Treasury Government Securities — 190,620,875 — 190,620,875

Pursuant to a securities lending agreement with BNY Mellon, the funds may lend securities to qualified institutions. It is the funds’
policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105%
of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds
managed by the Adviser, or U.S. Government and Agency
securities. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’
rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose
performance is derived from the performance of another asset.
The SEC adopted Rule 18f-4 under the Act, which regulates the use of derivatives transactions for certain funds registered under the Act. Each relevant fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of derivatives does not exceed
10% of the fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the
period ended July 31, 2023
is discussed
below.
Futures: In the normal course of pursuing their investment
objective, exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments.
BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US
Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core
Equity ETF, BNY Mellon International Equity ETF and BNY
Mellon Emerging Markets Equity ETF invest in futures in order to manage their exposure to or protect against changes in the market. A futures contract represents a commitment for the
future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is
traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses
.
When the contracts are closed, the fund recognizes a
realized gain or loss
.
There is minimal counterparty credit risk
to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31, 2023, are set forth in the Statement of Investments for each fund.
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
The table below summarizes the gross appreciation, gross
depreciation and accumulated net unrealized appreciation
(depreciation) on investments for each fund at July 31, 2023.
At July 31, 2023, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially
the same as the cost for financial reporting purposes (see the
Statements of Investments).
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 -  Significant
Unobservable Inputs Total
BNY Mellon Core Bond ETF (continued)
Investment Companies 11,368,476 — — 11,368,476
Investment of Cash Collateral for Securities
Loaned 2,349,735 — — 2,349,735
BNY Mellon Short Duration Corporate Bond ETF
Assets ($)
Investments In Securities:
†
Corporate Bonds — 46,666,508 — 46,666,508
Investment Companies 1,550,291 — — 1,550,291
Investment of Cash Collateral for Securities
Loaned 429,900 — — 429,900
BNY Mellon High Yield Beta ETF
Assets ($)
Investments In Securities:
†
Corporate Bonds — 111,808,496 — 111,808,496
Investment Companies 1,149,305 — — 1,149,305
Investment of Cash Collateral for Securities
Loaned 4,539,620 — — 4,539,620
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES TO STATEMENTS OF INVESTMENTS
(Unaudited) (continued)
Gross
Appreciation
Gross
(Depreciation) Net
BNY Mellon US Large Cap Core Equity ETF $ 234,073,424 $ (47,629,895) $ 186,443,529
BNY Mellon US Mid Cap Core Equity ETF 26,054,065 (5,373,507) 20,680,558
BNY Mellon US Small Cap Core Equity ETF 7,522,950 (4,382,687) 3,140,263
BNY Mellon International Equity ETF 44,110,347 (8,767,350) 35,342,997
BNY Mellon Emerging Markets Equity ETF 10,513,151 (5,117,023) 5,396,128
BNY Mellon Core Bond ETF 490,984 (37,246,853) (36,755,869)
BNY Mellon Short Duration Corporate Bond ETF 40,774 (2,535,624) (2,494,850)
BNY Mellon High Yield Beta ETF 497,831 (4,199,273) (3,701,442)